UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6569

Ivy Funds, Inc.

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: March 31

Date of reporting period: September 30, 2009

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report

September 30, 2009

Domestic Equity Funds
Ivy Capital Appreciation Fund
Ivy Core Equity Fund
Ivy Large Cap Growth Fund
Ivy Mid Cap Growth Fund
Ivy Small Cap Growth Fund
Ivy Tax-Managed Equity Fund

Specialty Funds
Ivy Asset Strategy Fund
Ivy Energy Fund
Ivy Science and Technology Fund

Fixed-Income Funds
Ivy High Income Fund
Ivy Limited-Term Bond Fund
Ivy Money Market Fund
Ivy Municipal Bond Fund
Ivy Municipal High Income Fund

CONTENTS
Ivy Funds, Inc.

President's Letter	3
Portfolio Highlights, Illustration of Fund Expenses and Schedule of Investments
Ivy Capital Appreciation Fund	4
Ivy Core Equity Fund	10
Ivy Large Cap Growth Fund	14
Ivy Mid Cap Growth Fund	18
Ivy Small Cap Growth Fund	22
Ivy Tax-Managed Equity Fund	26
Ivy Asset Strategy Fund	31
Ivy Energy Fund	40
Ivy Science and Technology Fund	43
Ivy High Income Fund	47
Ivy Limited-Term Bond Fund	55
Ivy Money Market Fund	61
Ivy Municipal Bond Fund	66
Ivy Municipal High Income Fund	76
Statement of Assets and Liabilities	83
Statement of Operations	85
Statement of Changes in Net Assets	88
Financial Highlights	94
Notes to Financial Statements	122
Renewal of Investment Management Agreement	148
Approval of Investment Management Agreement	152
Shareholder Meeting Results	153
Proxy Voting Information	153
Quarterly Portfolio Schedule Information	154
IRA Disclosure	154

This report is submitted for the general information of the shareholders of Ivy Funds, Inc. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current Ivy Funds, Inc. prospectus and current performance information, including current Lipper ranking information.

PRESIDENT'S LETTER
Ivy Funds, Inc.

SEPTEMBER 30, 2009 (UNAUDITED)

Henry J. Herrmann, CFA

Dear Shareholder:

In the six months since our last report to you, Americans have witnessed a dramatic reversal in the equity and fixed-income markets. U.S. equities performed strongly, with most indexes posting double-digit returns for the six-month period. Market sectors that benefited markedly from the rally included financials, technology, consumer discretionary and global industrial, as investors flocked to sectors poised to benefit from an economic recovery. In this environment, lower-quality stocks were the market darlings, as they had the most to gain from an improved economic outlook. This trend of riskier securities prevailing over safer issues generally held true across all asset classes.

The S&P 500 Index posted a healthy 34.03 percent gain for the six months ended September 30, 2009. Fixed-income markets, as measured by the Citigroup Broad Investment Grade Index, did well, increasing 4.80 percent for the six months ended September 30, 2009. Numerous government-sponsored bailouts and liquidity programs have lent significant and necessary support to our economy, inflation remains under control and the housing market appears to be stabilizing. Economic indicators such as durable goods orders, capacity utilization and industrial production appear to have found a floor and their prospects are improving. Importantly, consumer and investor confidence have begun to emerge - an important catalyst necessary for a full and robust recovery to occur.

Although many challenges remain, including a still wobbly financial system, painfully high unemployment and battles to be waged in Washington to create fair and effective regulatory reform, we are optimistic that better days are ahead.

As you review this Ivy Funds Semiannual Report, we'd like to underscore the importance of maintaining a long-term perspective. While some market uncertainty, intraday swings, halting economic progress and insecurity about the stability of the American financial system may linger, history suggests to us that successful investing is contingent upon developing a personal financial plan and adhering to it over time. Taking rash action in response to short-term events, no matter how unnerving they may be, is often a recipe for poor investing results.

Economic Snapshot

	9-30-09	3-31-09
S&P 500 Index	1057.08	797.87

MSCI EAFE Index	1552.84	1056.23

Citigroup Broad Investment Grade Index (annualized yield to maturity)	3.22%	3.35%

U.S. unemployment rate	9.80%	8.50%

30-year fixed mortgage rate	4.94%	4.85%

Oil price per barrel	$70.82	$49.66

Sources: Bloomberg, U.S. Department of Labor

All government statistics shown are subject to periodic revision.

The S&P 500 Index is an unmanaged index that tracks the stocks of 500 primarily large-cap U.S. companies. MSCI EAFE Index is an unmanaged index comprised of securities that represent the securities markets in Europe, Australasia and the Far East. Citigroup Broad Investment Grade Index is an unmanaged index comprised of securities that represent the bond market. Annualized yield to maturity is the rate of return anticipated on a bond if it is held until the maturity date. It is not possible to invest directly in any of these indexes. Mortgage rates shown reflect the average rate on a conventional loan with a 60-day lender commitment. Oil prices reflect the market price of West Texas intermediate grade crude.

As shown in the Economic Snapshot table above, the U.S. economy has started to stabilize over the course of the previous six months, although unemployment continues to be a concern.

If market uncertainty is making you nervous or you're feeling unsure about your investments, don't go it alone. Contact your financial advisor to review your portfolio and make sure it's appropriately allocated given your goals, investing time frame and tolerance for risk.

As always, we thank you for your continued trust in the Ivy Funds, and we encourage you to share in our optimism for the future.

Respectfully,

Henry J. Herrmann, CFA
President

The opinions expressed in this letter are those of the President of the Funds and are current only through the end of the period of the report, as stated on the cover. The President's views are subject to change at any time, based on market and other conditions, and no forecasts can be guaranteed.

PORTFOLIO HIGHLIGHTS
Ivy Capital Appreciation Fund

ALL DATA IS AS OF SEPTEMBER 30, 2009 (UNAUDITED)

Asset Allocation

Stocks	95.55%
Information Technology	29.31%
Consumer Staples	12.72%
Energy	11.43%
Industrials	9.89%
Financials	9.75%
Consumer Discretionary	7.75%
Health Care	7.00%
Materials	6.77%
Telecommunication Services	0.93%
Cash and Cash Equivalents	4.45%

Lipper Rankings

Category: Lipper Large-Cap Growth Funds	Rank	Percentile
1 Year	625/814	77
3 Year	575/698	83
5 Year	314/582	54

Past performance is no guarantee of future results.  Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges.  Rankings for other share classes may vary.

Top 10 Equity Holdings

Company	Sector
Google Inc., Class A	Information Technology
Microsoft Corporation	Information Technology
Gilead Sciences, Inc.	Health Care
Apple Inc.	Information Technology
Costco Wholesale Corporation	Consumer Staples
Hewlett-Packard Company	Information Technology
Monsanto Company	Materials
Visa Inc., Class A	Information Technology
Schlumberger Limited	Energy
Research In Motion Limited	Information Technology

See your advisor or www.ivyfunds.com for more information on the Fund's most recently published Top 10 Equity Holdings.

DISCLOSURE OF EXPENSES
Ivy Funds, Inc.

(UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and service fees, and other Fund expenses. The Illustration of Fund Expenses for each Fund is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended September 30, 2009.

Actual Expenses

The first line for each share class in each table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. There may be additional fees charged to holders of certain accounts that are not included in the expenses shown in the tables. These fees apply to Individual Retirement Accounts (IRAs), IRA Rollovers, Roth IRAs, Conversion Roth IRAs, Simplified Employee Pension (SEP), Simple IRAs, Tax-Sheltered Accounts (TSAs), Keogh Plans, Owner Only 401(k) (Exclusive K) Plans and Final Pay Plans. As of the close of the six months covered by the tables, a customer is charged an annual fee of $15 within each plan type. This fee is waived for IRA Rollovers and Conversion Roth IRAs if the customer owns another type of IRA. Coverdell Education Savings Account plans are charged an annual fee of $10 per customer. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value as such additional expenses are not reflected in the information provided in the expense tables. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second line for each share class in each table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of five percent per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this five percent hypothetical example with the five percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ILLUSTRATION OF FUND EXPENSES
Ivy Capital Appreciation Fund

(UNAUDITED)

For the Six Months Ended September 30, 2009	Beginning Account Value 3-31-09	Ending Account Value 9-30-09	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*
Based on Actual Fund Return(1)
Class A	$1,000	$1,327.10	1.33%	$7.80
Class B	$1,000	$1,319.20	2.36%	$13.68
Class C	$1,000	$1,321.70	2.05%	$11.96
Class E	$1,000	$1,329.90	1.15%	$6.76
Class I	$1,000	$1,329.40	0.92%	$5.36
Class Y	$1,000	$1,325.40	1.31%	$7.67
Based on 5% Return(2)
Class A	$1,000	$1,018.41	1.33%	$6.76
Class B	$1,000	$1,013.23	2.36%	$11.88
Class C	$1,000	$1,014.78	2.05%	$10.38
Class E	$1,000	$1,019.32	1.15%	$5.86
Class I	$1,000	$1,020.44	0.92%	$4.65
Class Y	$1,000	$1,018.49	1.31%	$6.66

*Fund expenses for each share class are equal to the Fund's annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 183 days in the six-month period ended September 30, 2009, and divided by 365.

(1)This section uses the Fund's actual total return and actual Fund expenses.  It is a guide to the actual expenses paid by the Fund in the period.  The "Ending Account Value" shown is computed using the Fund's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.  A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period.  For every thousand dollars a shareholder has invested, the expenses are listed in the last column.

(2)This section uses a hypothetical five percent annual return and actual Fund expenses.  It helps to compare the Fund's ongoing costs with other mutual funds.  A shareholder can compare the Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustrations are based on ongoing costs only and do not include any transactional costs, such as sales loads, redemption fees or exchange fees.

See "Disclosure of Expenses" on page 5 for further information on how expenses were calculated.

SCHEDULE OF INVESTMENTS
Ivy Capital Appreciation Fund (in thousands)

SEPTEMBER 30, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense - 6.26%
Boeing Company (The)	40	$2,166
General Dynamics Corporation	140	9,044
Precision Castparts Corp.	99	10,085
Rockwell Collins, Inc.	190	9,652
		30,947
Apparel, Accessories & Luxury Goods - 0.84%
Coach, Inc.	55	1,811
Under Armour, Inc., Class A (A)	85	2,365
		4,176
Asset Management & Custody Banks - 2.78%
BlackRock, Inc., Class A	20	4,336
Janus Capital Group Inc.	665	9,430
		13,766
Biotechnology - 4.33%
Gilead Sciences, Inc. (A)(B)	460	21,427

Casinos & Gaming - 0.29%
Wynn Resorts, Limited (A)	20	1,418

Communications Equipment - 6.89%
Cisco Systems, Inc. (A)	210	4,943
Nokia Corporation, Series A, ADR	100	1,462
QUALCOMM Incorporated	300	13,494
Research In Motion Limited (A)	210	14,185
		34,084
Computer Hardware - 7.78%
Apple Inc. (A)(B)	110	20,390
Hewlett-Packard Company	385	18,176
		38,566
Construction & Farm Machinery & Heavy Trucks - 0.95%
Deere & Company	110	4,721

Consumer Finance - 0.62%
American Express Company	90	3,051

Data Processing & Outsourced Services - 3.21%
Visa Inc., Class A (B)	230	15,895

Department Stores - 0.73%
Kohl's Corporation (A)(B)	10	571
Nordstrom, Inc.	100	3,054
		3,625
Diversified Chemicals - 0.26%
Dow Chemical Company (The)	50	1,304

Fertilizers & Agricultural Chemicals - 3.45%
Monsanto Company	220	17,028

Footwear - 1.18%
NIKE, Inc., Class B (B)	90	5,823

Health Care Equipment - 1.62%
Hologic, Inc. (A)(B)	490	8,007

Home Improvement Retail - 0.91%
Lowe's Companies, Inc.	215	4,502

Household Products - 2.05%
Procter & Gamble Company (The)	175	10,136

Hypermarkets & Super Centers - 4.00%
Costco Wholesale Corporation	350	19,760

Industrial Conglomerates - 0.44%
Textron Inc.	115	2,183

Integrated Oil & Gas - 0.63%
Occidental Petroleum Corporation	40	3,136

Integrated Telecommunication Services - 0.93%
AT&T Inc.	170	4,592

Internet Software & Services - 5.31%
Google Inc., Class A (A)	53	26,280

Investment Banking & Brokerage - 2.81%
Charles Schwab Corporation (The)	535	10,245
Goldman Sachs Group, Inc. (The)	20	3,687
		13,932
Oil & Gas Drilling - 1.79%
Nabors Industries Ltd. (A)	75	1,568
Transocean Inc. (A)	85	7,270
		8,838
Oil & Gas Equipment & Services - 5.82%
Halliburton Company	265	7,187
Schlumberger Limited (B)	250	14,899
Smith International, Inc. (B)	235	6,745
		28,831
Oil & Gas Exploration & Production - 3.19%
Noble Energy, Inc.	50	3,298
Ultra Petroleum Corp. (A)	120	5,875
XTO Energy Inc.	160	6,611
		15,784
Other Diversified Financial Services - 1.11%
JPMorgan Chase & Co.	125	5,478

Packaged Foods & Meats - 0.59%
Ralcorp Holdings, Inc. (A)	50	2,924

Pharmaceuticals - 1.05%
Abbott Laboratories	105	5,194

Property & Casualty Insurance - 0.76%
ACE Limited	70	3,742

Railroads - 2.24%
Union Pacific Corporation	190	11,087

Reinsurance - 0.55%
RenaissanceRe Holdings Ltd.	50	2,738

Restaurants - 3.80%
McDonald's Corporation	220	12,555
YUM! Brands, Inc.	185	6,246
		18,801
Semiconductors - 1.20%
Microchip Technology Incorporated	225	5,963

Soft Drinks - 2.40%
Coca-Cola Company (The)	65	3,491
Hansen Natural Corporation (A)	45	1,653
PepsiCo, Inc.	115	6,746
		11,890
Specialized Finance - 1.12%
CME Group Inc.	18	5,547

Specialty Chemicals - 3.06%
Albemarle Corporation	175	6,055
Ecolab Inc.	197	9,107
		15,162
Systems Software - 4.92%
Microsoft Corporation (B)	940	24,337

Tobacco - 3.68%
Altria Group, Inc.	195	3,473
Lorillard, Inc.	110	8,173
Philip Morris International Inc.	135	6,580
		18,226

TOTAL COMMON STOCKS - 95.55%		$472,901

(Cost: $463,845)

SHORT-TERM SECURITIES	Principal

Commercial Paper - 4.53%
Becton Dickinson & Co.,
0.180%, 10-5-09	$7,000	7,000
Clorox Co.:
0.300%, 10-13-09	3,000	3,000
0.290%, 10-20-09	5,000	4,999
Hewlett-Packard Company,
0.140%, 10-7-09	5,000	5,000
Sara Lee Corporation,
0.100%, 10-1-09	2,453	2,453
		22,452
Master Note - 0.38%
Toyota Motor Credit Corporation,
0.139%, 10-1-09 (C)	1,873	1,873

TOTAL SHORT-TERM SECURITIES - 4.91%		$24,325

(Cost: $24,325)

TOTAL INVESTMENT SECURITIES - 100.46%		$497,226

(Cost: $488,170)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.46%)		(2,285)

NET ASSETS - 100.00%		$494,941

Notes to Schedule of Investments

(A)No dividends were paid during the preceding 12 months.

(B)Securities serve as cover or collateral for the following written options outstanding at September 30, 2009:

Underlying Security	Counterparty	Contracts Subject to Call	Expiration Month	Exercise Price	Premium Received	Market Value

Apple Inc.:	Morgan Stanley Smith Barney	––*	October 2009	$190.00	$15	$(33)
	Goldman, Sachs & Company	––*	October 2009	195.00	16	(17)
Gilead Sciences, Inc.	Susquehanna Partners	1	November 2009	55.00	27	(10)
Goldman Sachs Group, Inc. (The)	Morgan Stanley Smith Barney	––*	October 2009	185.00	4	(23)
Hologic, Inc.	UBS Securities LLC	1	December 2009	20.00	41	(18)
Kohl's Corporation	UBS Securities LLC	––*	October 2009	60.00	3	(3)
NIKE, Inc., Class B	Susquehanna Partners	––*	November 2009	70.00	5	(5)
Schlumberger Limited:	UBS Securities LLC	––*	October 2009	65.00	13	(7)
	UBS Securities LLC	––*	November 2009	70.00	19	(15)
Visa Inc., Class A	UBS Securities LLC	––*	October 2009	75.00	34	(5)
Wynn Resorts, Limited	Citigroup Global Markets	––*	October 2009	85.00	8	(4)

					$185	$(140)
Underlying Security	Counterparty	Contracts Subject to Put	Expiration Month	Exercise Price	Premium Received	Market Value

Amazon.com, Inc.:	Credit Suisse	––*	October 2009	$70.00	$16	$(2)
	Credit Suisse	––*	October 2009	75.00	32	(5)
Gilead Sciences, Inc.	Susquehanna Partners	1	November 2009	40.00	41	(24)
Goldman Sachs Group, Inc. (The)	Morgan Stanley Smith Barney	––*	October 2009	130.00	7	(1)
Hologic, Inc.	UBS Securities LLC	1	December 2009	12.50	25	(17)
Monsanto Company:	Citigroup Global Markets	––*	October 2009	65.00	18	(6)
	Morgan Stanley Smith Barney	––*	October 2009	70.00	38	(16)
Precision Castparts Corp.	UBS Securities LLC	––*	October 2009	80.00	9	(1)
Research In Motion Limited:	UBS Securities LLC	––*	October 2009	60.00	13	(7)
	Morgan Stanley Smith Barney	––*	November 2009	55.00	19	(13)
Schlumberger Limited:	UBS Securities LLC	––*	October 2009	50.00	15	(2)
	UBS Securities LLC	––*	November 2009	45.00	8	(8)
	UBS Securities LLC	––*	November 2009	50.00	20	(21)
Visa Inc., Class A	UBS Securities LLC	1	October 2009	62.50	34	(17)

					$295	$(140)
*Not shown due to rounding.

(C)Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2009.

The following acronym is used throughout this schedule:
ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at September 30, 2009 and the related unrealized appreciation (depreciation) were as follows:
Cost	$496,338
Gross unrealized appreciation	44,836
Gross unrealized depreciation	(43,948)
Net unrealized appreciation	$888

See Accompanying Notes to Financial Statements.

PORTFOLIO HIGHLIGHTS
Ivy Core Equity Fund

ALL DATA IS AS OF SEPTEMBER 30, 2009 (UNAUDITED)

Asset Allocation

Stocks	99.08%
Financials	21.83%
Information Technology	18.27%
Consumer Staples	13.18%
Consumer Discretionary	11.17%
Energy	10.76%
Industrials	9.40%
Materials	8.46%
Health Care	6.01%
Cash and Cash Equivalents	0.92%

Lipper Rankings

Category: Lipper Large-Cap Growth Funds	Rank	Percentile
1 Year	457/904	51
3 Year	177/760	24
5 Year	122/626	20
10 Year	168/364	47

Past performance is no guarantee of future results.  Rankings are for Class C shares and are based on average annual total returns, but do not consider sales charges.  Rankings for other share classes may vary.

Top 10 Equity Holdings

Company	Sector
Hewlett-Packard Company	Information Technology
Bank of America Corporation	Financials
QUALCOMM Incorporated	Information Technology
Capital One Financial Corporation	Financials
Lorillard, Inc.	Consumer Staples
Union Pacific Corporation	Industrials
Weatherford International Ltd.	Energy
JPMorgan Chase & Co.	Financials
Coca-Cola Company (The)	Consumer Staples
Microchip Technology Incorporated	Information Technology

See your advisor or www.ivyfunds.com for more information on the Fund's most recently published Top 10 Equity Holdings.

ILLUSTRATION OF FUND EXPENSES
Ivy Core Equity Fund

(UNAUDITED)

For the Six Months Ended September 30, 2009	Beginning Account Value 3-31-09	Ending Account Value 9-30-09	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*
Based on Actual Fund Return(1)
Class A	$1,000	$1,339.40	1.49%	$8.77
Class B	$1,000	$1,332.10	2.54%	$14.93
Class C	$1,000	$1,335.10	2.24%	$13.08
Class E	$1,000	$1,340.00	1.35%	$7.84
Class I	$1,000	$1,340.00	1.01%	$5.97
Class Y	$1,000	$1,341.20	1.25%	$7.37
Based on 5% Return(2)
Class A	$1,000	$1,017.59	1.49%	$7.57
Class B	$1,000	$1,012.31	2.54%	$12.88
Class C	$1,000	$1,013.86	2.24%	$11.28
Class E	$1,000	$1,018.32	1.35%	$6.76
Class I	$1,000	$1,019.99	1.01%	$5.15
Class Y	$1,000	$1,018.80	1.25%	$6.36

*Fund expenses for each share class are equal to the Fund's annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 183 days in the six-month period ended September 30, 2009, and divided by 365.

(1)This section uses the Fund's actual total return and actual Fund expenses.  It is a guide to the actual expenses paid by the Fund in the period.  The "Ending Account Value" shown is computed using the Fund's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.  A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period.  For every thousand dollars a shareholder has invested, the expenses are listed in the last column.

(2)This section uses a hypothetical five percent annual return and actual Fund expenses.  It helps to compare the Fund's ongoing costs with other mutual funds.  A shareholder can compare the Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustrations are based on ongoing costs only and do not include any transactional costs, such as sales loads, redemption fees or exchange fees.

See "Disclosure of Expenses" on page 5 for further information on how expenses were calculated.

SCHEDULE OF INVESTMENTS
Ivy Core Equity Fund (in thousands)

SEPTEMBER 30, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Advertising - 2.51%
Omnicom Group Inc.	130	$4,802

Aerospace & Defense - 1.31%
Boeing Company (The)	46	2,513

Biotechnology - 2.88%
Amgen Inc. (A)	91	5,505

Brewers - 2.07%
Molson Coors Brewing Company, Class B	81	3,953

Communications Equipment - 6.28%
Juniper Networks, Inc. (A)	89	2,405
QUALCOMM Incorporated	154	6,936
Telefonaktiebolaget LM Ericsson, ADR	267	2,673
		12,014
Computer Hardware - 6.72%
Apple Inc. (A)	27	4,931
Hewlett-Packard Company	168	7,945
		12,876
Construction & Farm Machinery & Heavy Trucks - 1.36%
PACCAR Inc	69	2,602

Consumer Finance - 4.48%
American Express Company	55	1,878
Capital One Financial Corporation	188	6,703
		8,581
Department Stores - 4.84%
Macy's Inc.	295	5,403
Nordstrom, Inc.	126	3,851
		9,254
Diversified Banks - 2.78%
Wells Fargo & Company	188	5,309

Diversified Capital Markets - 1.08%
UBS AG (A)(B)(C)	29	527
UBS AG (B)	84	1,542
		2,069
Diversified Chemicals - 4.53%
Dow Chemical Company (The)	200	5,214
PPG Industries, Inc.	59	3,446
		8,660
Fertilizers & Agricultural Chemicals - 0.89%
Monsanto Company	22	1,703

General Merchandise Stores - 0.99%
Target Corporation	40	1,886

Health Care Equipment - 2.00%
Baxter International Inc.	67	3,831

Home Improvement Retail - 1.43%
Home Depot, Inc. (The)	103	2,744

Hypermarkets & Super Centers - 2.70%
Costco Wholesale Corporation	91	5,160

Industrial Conglomerates - 1.28%
Textron Inc.	129	2,441

Industrial Gases - 3.04%
Air Products and Chemicals, Inc.	36	2,805
Praxair, Inc.	37	3,006
		5,811
Industrial Machinery - 2.26%
Parker Hannifin Corporation	84	4,329

Integrated Oil & Gas - 1.57%
Suncor Energy Inc.	87	3,007

Internet Retail - 1.40%
Amazon.com, Inc. (A)	29	2,670

Investment Banking & Brokerage - 2.96%
Charles Schwab Corporation (The)	131	2,501
Lazard Group LLC	76	3,152
		5,653
Oil & Gas Equipment & Services - 6.22%
Halliburton Company	71	1,934
Schlumberger Limited	28	1,673
Smith International, Inc.	88	2,517
Weatherford International Ltd. (A)	278	5,769
		11,893
Oil & Gas Exploration & Production - 2.97%
Noble Energy, Inc.	43	2,816
XTO Energy Inc.	69	2,856
		5,672
Other Diversified Financial Services - 6.88%
Bank of America Corporation	439	7,429
JPMorgan Chase & Co.	131	5,754
		13,183
Pharmaceuticals - 1.13%
Teva Pharmaceutical Industries Limited, ADR	43	2,154

Railroads - 3.19%
Union Pacific Corporation	105	6,097

Regional Banks - 1.02%
Marshall & Ilsley Corporation	241	1,946

Semiconductor Equipment - 2.27%
Applied Materials, Inc.	324	4,335

Semiconductors - 3.00%
Microchip Technology Incorporated	217	5,737

Soft Drinks - 3.00%
Coca-Cola Company (The)	107	5,746

Specialized Finance - 2.63%
CME Group Inc.	10	3,112
IntercontinentalExchange, Inc. (A)	20	1,915
		5,027
Tobacco - 5.41%
Lorillard, Inc.	89	6,620
Philip Morris International Inc.	76	3,724
		10,344

TOTAL COMMON STOCKS - 99.08%		$189,507

(Cost: $162,115)

SHORT-TERM SECURITIES - 1.03%	Principal

Master Note
Toyota Motor Credit Corporation,
0.139%, 10-1-09 (D)	$1,974	$1,974
(Cost: $1,974)

TOTAL INVESTMENT SECURITIES - 100.11%		$191,481

(Cost: $164,089)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.11%)		(219)

NET ASSETS - 100.00%		$191,262

Notes to Schedule of Investments

(A)No dividends were paid during the preceding 12 months.

(B)Listed on an exchange outside the United States.

(C)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers.  These securities have been determined to be liquid under guidelines established by the Board of Directors.  At September 30, 2009, the total value of these securities amounted to $527 or 0.28% of net assets.

(D)Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2009.

The following acronym is used throughout this schedule:
ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at September 30, 2009 and the related unrealized appreciation (depreciation) were as follows:

Cost	$166,176
Gross unrealized appreciation	28,821
Gross unrealized depreciation	(3,516)
Net unrealized appreciation	$25,305

See Accompanying Notes to Financial Statements.

PORTFOLIO HIGHLIGHTS
Ivy Large Cap Growth Fund

ALL DATA IS AS OF SEPTEMBER 30, 2009 (UNAUDITED)

Asset Allocation

Stocks	98.86%
Information Technology	39.95%
Consumer Discretionary	13.64%
Health Care	13.08%
Financials	11.29%
Energy	6.35%
Consumer Staples	5.88%
Materials	5.46%
Industrials	3.21%
Cash and Cash Equivalents	1.14%

Lipper Rankings

Category: Lipper Large-Cap Growth Funds	Rank	Percentile
1 Year	640/814	79
3 Year	88/698	13
5 Year	51/582	9

Past performance is no guarantee of future results.  Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges.  Rankings for other share classes may vary.

Top 10 Equity Holdings

Company	Sector
Apple Inc.	Information Technology
QUALCOMM Incorporated	Information Technology
Cisco Systems, Inc.	Information Technology
JPMorgan Chase & Co.	Financials
Google Inc., Class A	Information Technology
Hewlett-Packard Company	Information Technology
Colgate-Palmolive Company	Consumer Staples
Gilead Sciences, Inc.	Health Care
Microchip Technology Incorporated	Information Technology
Kohl's Corporation	Consumer Discretionary

See your advisor or www.ivyfunds.com for more information on the Fund's most recently published Top 10 Equity Holdings.

ILLUSTRATION OF FUND EXPENSES
Ivy Large Cap Growth Fund

(UNAUDITED)
For the Six Months Ended September 30, 2009	Beginning Account Value 3-31-09	Ending Account Value 9-30-09	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*
Based on Actual Fund Return(1)
Class A	$1,000	$1,241.10	1.15%	$6.50
Class B	$1,000	$1,232.70	2.47%	$13.84
Class C	$1,000	$1,234.90	2.06%	$11.51
Class E	$1,000	$1,241.40	1.15%	$6.50
Class I	$1,000	$1,241.30	0.93%	$5.27
Class R	$1,000	$1,238.70	1.47%	$8.28
Class Y	$1,000	$1,241.20	1.06%	$5.94
Based on 5% Return(2)
Class A	$1,000	$1,019.32	1.15%	$5.86
Class B	$1,000	$1,012.69	2.47%	$12.48
Class C	$1,000	$1,014.75	2.06%	$10.38
Class E	$1,000	$1,019.32	1.15%	$5.86
Class I	$1,000	$1,020.41	0.93%	$4.75
Class R	$1,000	$1,017.71	1.47%	$7.47
Class Y	$1,000	$1,019.77	1.06%	$5.35

*Fund expenses for each share class are equal to the Fund's annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 183 days in the six-month period ended September 30, 2009, and divided by 365.

(1)This section uses the Fund's actual total return and actual Fund expenses.  It is a guide to the actual expenses paid by the Fund in the period.  The "Ending Account Value" shown is computed using the Fund's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.  A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period.  For every thousand dollars a shareholder has invested, the expenses are listed in the last column.

(2)This section uses a hypothetical five percent annual return and actual Fund expenses.  It helps to compare the Fund's ongoing costs with other mutual funds.  A shareholder can compare the Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustrations are based on ongoing costs only and do not include any transactional costs, such as sales loads, redemption fees or exchange fees.

See "Disclosure of Expenses" on page 5 for further information on how expenses were calculated.

SCHEDULE OF INVESTMENTS
Ivy Large Cap Growth Fund (in thousands)

SEPTEMBER 30, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense - 0.69%
United Technologies Corporation	93	$5,660

Air Freight & Logistics - 0.75%
FedEx Corporation	83	6,206

Asset Management & Custody Banks - 3.84%
BlackRock, Inc., Class A	102	22,029
T. Rowe Price Group, Inc.	212	9,682
		31,711
Automotive Retail - 0.75%
O'Reilly Automotive, Inc. (A)	171	6,165

Biotechnology - 4.28%
Gilead Sciences, Inc. (A)	759	35,373

Casinos & Gaming - 2.50%
Wynn Resorts, Limited (A)	291	20,636

Communications Equipment - 12.87%
Cisco Systems, Inc. (A)	1,825	42,964
QUALCOMM Incorporated	1,076	48,402
Research In Motion Limited (A)	220	14,888
		106,254
Computer Hardware - 12.22%
Apple Inc. (A)	332	61,506
Hewlett-Packard Company	833	39,326
		100,832
Data Processing & Outsourced Services - 4.97%
MasterCard Incorporated, Class A	76	15,323
Visa Inc., Class A	372	25,681
		41,004
Department Stores - 3.88%
Kohl's Corporation (A)	562	32,062

Diversified Banks - 0.76%
Wells Fargo & Company	222	6,267

Electrical Components & Equipment - 1.77%
Emerson Electric Co.	365	14,621

Fertilizers & Agricultural Chemicals - 2.18%
Monsanto Company	233	18,012

General Merchandise Stores - 0.75%
Target Corporation	133	6,208

Health Care Equipment - 3.98%
Baxter International Inc.	388	22,114
Intuitive Surgical, Inc. (A)	41	10,700
		32,814
Home Improvement Retail - 2.79%
Home Depot, Inc. (The)	865	23,036

Hotels, Resorts & Cruise Lines - 0.50%
Carnival Corporation	123	4,107

Household Products - 4.40%
Colgate-Palmolive Company	476	36,302

Hypermarkets & Super Centers - 0.50%
Costco Wholesale Corporation	17	937
Wal-Mart Stores, Inc.	66	3,221
		4,158
Industrial Gases - 2.06%
Praxair, Inc.	208	16,983

Internet Software & Services - 4.86%
Google Inc., Class A (A)	81	40,114

Investment Banking & Brokerage - 0.10%
Charles Schwab Corporation (The)	45	854

Life Sciences Tools & Services - 1.26%
Thermo Fisher Scientific Inc. (A)	239	10,428

Oil & Gas Equipment & Services - 6.35%
Schlumberger Limited	510	30,390
Smith International, Inc.	134	3,832
Weatherford International Ltd. (A)	877	18,172
		52,394
Other Diversified Financial Services - 4.93%
JPMorgan Chase & Co.	928	40,679

Pharmaceuticals - 3.56%
Abbott Laboratories	308	15,213
Teva Pharmaceutical Industries Limited, ADR	280	14,157
		29,370
Restaurants - 2.47%
McDonald's Corporation	357	20,357

Semiconductors - 5.03%
Linear Technology Corporation	232	6,413
Microchip Technology Incorporated	1,324	35,083
		41,496
Soft Drinks - 0.98%
Coca-Cola Company (The)	151	8,103

Specialized Finance - 1.66%
CME Group Inc.	44	13,666

Specialty Chemicals - 1.22%
Ecolab Inc.	218	10,064

TOTAL COMMON STOCKS - 98.86%		$815,936

(Cost: $712,241)

SHORT-TERM SECURITIES	Principal

Commercial Paper - 0.51%
Coca-Cola Company (The),
0.140%, 11-9-09	$2,000	2,000
Sara Lee Corporation,
0.100%, 10-1-09	2,190	2,190
		4,190
Master Note - 0.42%
Toyota Motor Credit Corporation,
0.139%, 10-1-09 (B)	3,466	3,466

TOTAL SHORT-TERM SECURITIES - 0.93%		$7,656

(Cost: $7,656)

TOTAL INVESTMENT SECURITIES - 99.79%		$823,592

(Cost: $719,897)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.21%		1,743

NET ASSETS - 100.00%		$825,335

Notes to Schedule of Investments

(A)No dividends were paid during the preceding 12 months.

(B)Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2009.

The following acronym is used throughout this schedule:
ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at September 30, 2009 and the related unrealized appreciation (depreciation) were as follows:
Cost	$735,393
Gross unrealized appreciation	103,378
Gross unrealized depreciation	(15,179)
Net unrealized appreciation	$88,199

See Accompanying Notes to Financial Statements.

PORTFOLIO HIGHLIGHTS
Ivy Mid Cap Growth Fund

ALL DATA IS AS OF SEPTEMBER 30, 2009 (UNAUDITED)

Asset Allocation

Stocks	93.74%
Consumer Discretionary	20.66%
Information Technology	19.13%
Industrials	12.47%
Health Care	12.24%
Financials	10.97%
Consumer Staples	7.50%
Energy	5.75%
Materials	3.23%
Utilities	1.79%
Bonds	0.14%
Corporate Debt Securities	0.14%
Cash and Cash Equivalents	6.12%

Lipper Rankings
Category: Lipper Mid-Cap Growth Funds	Rank	Percentile
1 Year	31/485	7
3 Year	68/427	16
5 Year	39/356	11

Past performance is no guarantee of future results.  Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges.  Rankings for other share classes may vary.

Top 10 Equity Holdings
Company	Sector
Paychex, Inc.	Information Technology
Microchip Technology Incorporated	Information Technology
Solera Holdings, Inc.	Information Technology
Hospira, Inc.	Health Care
Allergan, Inc.	Health Care
Whole Foods Market, Inc.	Consumer Staples
Noble Energy, Inc.	Energy
Discover Financial Services	Financials
J. Crew Group, Inc.	Consumer Discretionary
Meredith Corporation	Consumer Discretionary

See your advisor or www.ivyfunds.com for more information on the Fund's most recently published Top 10 Equity Holdings.

ILLUSTRATION OF FUND EXPENSES
Ivy Mid Cap Growth Fund

(UNAUDITED)

For the Six Months Ended September 30, 2009	Beginning Account Value 3-31-09	Ending Account Value 9-30-09	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*
Based on Actual Fund Return(1)
Class A	$1,000	$1,459.70	1.64%	$10.08
Class B	$1,000	$1,450.70	2.81%	$17.28
Class C	$1,000	$1,454.10	2.34%	$14.36
Class E	$1,000	$1,459.90	1.60%	$9.84
Class I	$1,000	$1,464.20	1.25%	$7.76
Class R	$1,000	$1,459.00	1.72%	$10.57
Class Y	$1,000	$1,463.40	1.25%	$7.76
Based on 5% Return(2)
Class A	$1,000	$1,016.83	1.64%	$8.27
Class B	$1,000	$1,011.00	2.81%	$14.18
Class C	$1,000	$1,013.32	2.34%	$11.78
Class E	$1,000	$1,017.07	1.60%	$8.07
Class I	$1,000	$1,018.81	1.25%	$6.36
Class R	$1,000	$1,016.45	1.72%	$8.67
Class Y	$1,000	$1,018.78	1.25%	$6.36

*Fund expenses for each share class are equal to the Fund's annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 183 days in the six-month period ended September 30, 2009, and divided by 365.

(1)This section uses the Fund's actual total return and actual Fund expenses.  It is a guide to the actual expenses paid by the Fund in the period.  The "Ending Account Value" shown is computed using the Fund's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.  A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period.  For every thousand dollars a shareholder has invested, the expenses are listed in the last column.

(2)This section uses a hypothetical five percent annual return and actual Fund expenses.  It helps to compare the Fund's ongoing costs with other mutual funds.  A shareholder can compare the Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustrations are based on ongoing costs only and do not include any transactional costs, such as sales loads, redemption fees or exchange fees.

See "Disclosure of Expenses" on page 5 for further information on how expenses were calculated.

SCHEDULE OF INVESTMENTS
Ivy Mid Cap Growth Fund (in thousands)

SEPTEMBER 30, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Air Freight & Logistics - 3.63%
C.H. Robinson Worldwide, Inc.	49	$2,836
Expeditors International of Washington, Inc.	94	3,294
		6,130
Apparel Retail - 3.95%
J. Crew Group, Inc. (A)	100	3,587
Urban Outfitters, Inc. (A)	103	3,111
		6,698
Application Software - 2.59%
Solera Holdings, Inc.	141	4,382

Auto Parts & Equipment - 0.96%
BorgWarner Inc.	54	1,623

Automotive Retail - 1.13%
Penske Automotive Group, Inc.	100	1,910

Brewers - 0.94%
Molson Coors Brewing Company, Class B	33	1,587

Casinos & Gaming - 0.63%
Las Vegas Sands, Inc. (A)	63	1,059

Catalog Retail - 1.65%
Coldwater Creek Inc. (A)	339	2,783

Computer Storage & Peripherals - 2.60%
NetApp, Inc. (A)	132	3,523
QLogic Corporation (A)	51	875
		4,398
Construction & Engineering - 0.87%
Quanta Services, Inc. (A)	67	1,475

Consumer Finance - 2.30%
Discover Financial Services	240	3,888

Data Processing & Outsourced Services - 5.02%
Global Payments Inc.	76	3,540
Paychex, Inc.	170	4,928
		8,468
Department Stores - 2.66%
Macy's Inc.	101	1,854
Nordstrom, Inc.	55	1,680
Saks Incorporated (A)	140	957
		4,491
Distillers & Vintners - 1.40%
Brown-Forman Corporation, Class B	49	2,369

Electrical Components & Equipment - 1.98%
Cooper Industries, Ltd., Class A	46	1,719
Hubbell Incorporated, Class B	39	1,623
		3,342
Food Retail - 2.36%
Whole Foods Market, Inc. (A)	131	3,990

Gas Utilities - 1.79%
Equitable Resources, Inc.	71	3,025

Health Care Distributors - 1.98%
Henry Schein, Inc. (A)	61	3,347

Health Care Equipment - 5.79%
Hologic, Inc. (A)	210	3,428
Hospira, Inc. (A)	94	4,204
Intuitive Surgical, Inc. (A)	6	1,455
Wright Medical Group, Inc. (A)	38	680
		9,767
Health Care Supplies - 2.05%
DENTSPLY International Inc.	101	3,471

Homefurnishing Retail - 0.87%
Bed Bath & Beyond Inc. (A)	39	1,477

Hotels, Resorts & Cruise Lines - 2.00%
Royal Caribbean Cruises Ltd.	70	1,675
Starwood Hotels & Resorts Worldwide, Inc.	52	1,702
		3,377
Industrial Machinery - 4.02%
Donaldson Company, Inc.	45	1,564
Flowserve Corporation	10	976
IDEX Corporation	119	3,320
Kaydon Corporation	28	922
		6,782
Internet Software & Services - 1.35%
DealerTrack Holdings, Inc. (A)	121	2,285

Investment Banking & Brokerage - 3.25%
Lazard Group LLC	54	2,214
TD Ameritrade Holding Corporation (A)	168	3,289
		5,503
Oil & Gas Equipment & Services - 3.39%
Dresser-Rand Group Inc. (A)	63	1,961
National Oilwell Varco, Inc. (A)	53	2,301
Smith International, Inc.	51	1,459
		5,721
Oil & Gas Exploration & Production - 2.36%
Noble Energy, Inc.	60	3,987

Packaged Foods & Meats - 2.80%
Hershey Foods Corporation	79	3,050
Ralcorp Holdings, Inc. (A)	29	1,678
		4,728
Paper Packaging - 2.57%
Packaging Corporation of America	91	1,859
Sealed Air Corporation	42	816
Sonoco Products Company	60	1,665
		4,340
Pharmaceuticals - 2.42%
Allergan, Inc.	72	4,092

Publishing - 2.11%
Meredith Corporation	119	3,558

Regional Banks - 2.71%
BOK Financial Corporation	18	831
Prosperity Bancshares, Inc.	23	809
Signature Bank (A)	101	2,934
		4,574
Reinsurance - 0.77%
RenaissanceRe Holdings Ltd.	24	1,303

Restaurants - 3.03%
Chipotle Mexican Grill, Inc., Class A (A)	21	2,062
P.F. Chang's China Bistro, Inc. (A)	90	3,053
		5,115
Semiconductors - 7.57%
Broadcom Corporation, Class A (A)	110	3,371
Linear Technology Corporation	87	2,397
Microchip Technology Incorporated	175	4,633
NVIDIA Corporation (A)	158	2,376
		12,777
Specialized Finance - 1.48%
CME Group Inc.	8	2,496

Specialty Chemicals - 0.66%
RPM International Inc.	60	1,111

Specialty Stores - 1.67%
PetSmart, Inc.	130	2,828

Thrifts & Mortgage Finance - 0.46%
People's United Financial, Inc.	50	771

Trading Companies & Distributors - 1.97%
Fastenal Company	86	3,330

TOTAL COMMON STOCKS - 93.74%		$158,358

(Cost: $138,115)

CORPORATE DEBT SECURITIES - 0.14%	Principal

Health Care Equipment
Wright Medical Group, Inc., Convertible,
2.625%, 12-1-14	$280	$236
(Cost: $216)

SHORT-TERM SECURITIES

Commercial Paper - 4.14%
Danaher Corporation,
0.150%, 10-26-09	4,000	4,000
McCormick & Co. Inc.,
0.130%, 10-1-09	2,994	2,994
		6,994
Master Note - 2.50%
Toyota Motor Credit Corporation,
0.139%, 10-1-09 (B)	4,228	4,228

TOTAL SHORT-TERM SECURITIES - 6.64%		$11,222

(Cost: $11,222)

TOTAL INVESTMENT SECURITIES - 100.52%		$169,816

(Cost: $149,553)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.52%)		(885)

NET ASSETS - 100.00%		$168,931

Notes to Schedule of Investments

(A) No dividends were paid during the preceding 12 months.

(B) Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2009.

For Federal income tax purposes, cost of investments owned at September 30, 2009 and the related unrealized appreciation (depreciation) were as follows:
Cost	$150,756
Gross unrealized appreciation	27,820
Gross unrealized depreciation	(8,760)
Net unrealized appreciation	$19,060

See Accompanying Notes to Financial Statements.

PORTFOLIO HIGHLIGHTS
Ivy Small Cap Growth Fund

ALL DATA IS AS OF SEPTEMBER 30, 2009 (UNAUDITED)

Asset Allocation

Stocks	97.08%
Information Technology	30.07%
Consumer Discretionary	22.86%
Health Care	12.59%
Industrials	10.62%
Financials	9.71%
Energy	6.89%
Consumer Staples	2.70%
Materials	1.64%
Cash and Cash Equivalents	2.92%

Lipper Rankings

Category: Lipper Small-Cap Growth Funds	Rank	Percentile
1 Year	73/568	13
3 Year	73/489	15
5 Year	82/404	21
10 Year	91/212	43

Past performance is no guarantee of future results.  Rankings are for Class C shares and are based on average annual total returns, but do not consider sales charges.  Rankings for other share classes may vary.

Top 10 Equity Holdings

Company	Sector
Portfolio Recovery Associates, Inc.	Financials
Capella Education Company	Consumer Discretionary
MICROS Systems, Inc.	Information Technology
NuVasive, Inc.	Health Care
Scientific Games Corporation, Class A	Consumer Discretionary
Stratasys, Inc.	Information Technology
DTS, Inc.	Information Technology
LKQ Corporation	Consumer Discretionary
Alberto-Culver Company	Consumer Staples
Greenhill & Co., Inc.	Financials

See your advisor or www.ivyfunds.com for more information on the Fund's most recently published Top 10 Equity Holdings.

ILLUSTRATION OF FUND EXPENSES
Ivy Small Cap Growth Fund

(UNAUDITED)

For the Six Months Ended September 30, 2009	Beginning Account Value 3-31-09	Ending Account Value 9-30-09	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*
Based on Actual Fund Return(1)
Class A	$1,000	$1,388.40	1.71%	$10.27
Class B	$1,000	$1,381.50	2.83%	$16.91
Class C	$1,000	$1,382.60	2.32%	$13.82
Class E	$1,000	$1,389.50	1.56%	$9.32
Class I	$1,000	$1,392.90	1.11%	$6.70
Class R	$1,000	$1,388.40	1.66%	$9.91
Class Y	$1,000	$1,390.70	1.35%	$8.13
Based on 5% Return(2)
Class A	$1,000	$1,016.47	1.71%	$8.67
Class B	$1,000	$1,010.87	2.83%	$14.28
Class C	$1,000	$1,013.42	2.32%	$11.68
Class E	$1,000	$1,017.27	1.56%	$7.87
Class I	$1,000	$1,019.50	1.11%	$5.65
Class R	$1,000	$1,016.75	1.66%	$8.37
Class Y	$1,000	$1,018.28	1.35%	$6.86
*Fund expenses for each share class are equal to the Fund's annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 183 days in the six-month period ended September 30, 2009, and divided by 365.

(1)This section uses the Fund's actual total return and actual Fund expenses.  It is a guide to the actual expenses paid by the Fund in the period.  The "Ending Account Value" shown is computed using the Fund's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.  A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period.  For every thousand dollars a shareholder has invested, the expenses are listed in the last column.

(2)This section uses a hypothetical five percent annual return and actual Fund expenses.  It helps to compare the Fund's ongoing costs with other mutual funds.  A shareholder can compare the Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustrations are based on ongoing costs only and do not include any transactional costs, such as sales loads, redemption fees or exchange fees.

See "Disclosure of Expenses" on page 5 for further information on how expenses were calculated.

SCHEDULE OF INVESTMENTS
Ivy Small Cap Growth Fund (in thousands)

SEPTEMBER 30, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Aerospace & Defense - 1.25%
Ladish Co., Inc. (A)	299	$4,522

Apparel Retail - 3.65%
Urban Outfitters, Inc. (A)	201	6,060
Zumiez Inc. (A)	437	7,174
		13,234
Apparel, Accessories & Luxury Goods - 2.06%
Under Armour, Inc., Class A (A)	268	7,460

Application Software - 11.42%
ACI Worldwide, Inc. (A)	515	7,795
Blackboard Inc. (A)	143	5,395
FactSet Research Systems, Inc.	141	9,321
Solera Holdings, Inc.	288	8,950
Sonic Solutions (A)	804	4,768
Ultimate Software Group, Inc. (The) (A)	183	5,253
		41,482
Auto Parts & Equipment - 2.74%
LKQ Corporation (A)	537	9,962

Automotive Retail - 2.04%
O'Reilly Automotive, Inc. (A)	205	7,409

Casinos & Gaming - 3.13%
Scientific Games Corporation, Class A (A)	719	11,377

Computer Hardware - 3.07%
Stratasys, Inc. (A)	649	11,138

Construction & Farm Machinery & Heavy Trucks - 1.19%
Westinghouse Air Brake Technologies Corporation	115	4,308

Education Services - 9.24%
American Public Education, Inc. (A)	102	3,554
Capella Education Company (A)	252	16,974
K12 Inc. (A)	346	5,707
Strayer Education, Inc.	34	7,292
		33,527
Electrical Components & Equipment - 1.34%
General Cable Corporation (A)	124	4,866

Electronic Components - 3.02%
DTS, Inc. (A)	400	10,947

Health Care Equipment - 9.69%
Hologic, Inc. (A)	391	6,395
NuVasive, Inc. (A)	292	12,194
ResMed Inc. (A)	164	7,404
Volcano Corporation (A)	547	9,204
		35,197
Health Care Services - 0.95%
Healthways, Inc. (A)	224	3,436

Health Care Technology - 1.95%
Phase Forward Incorporated (A)	504	7,078

Home Entertainment Software - 0.90%
Rosetta Stone Inc. (A)	142	3,253

Industrial Machinery - 1.65%
Graco Inc.	215	5,995

Internet Software & Services - 3.23%
CyberSource Corporation (A)	268	4,469
Omniture, Inc. (A)	338	7,243
		11,712
Investment Banking & Brokerage - 4.85%
Greenhill & Co., Inc.	106	9,478
Lazard Group LLC	197	8,134
		17,612
Oil & Gas Equipment & Services - 6.40%
CARBO Ceramics Inc.	51	2,634
Core Laboratories N.V.	57	5,897
Dril-Quip, Inc. (A)	186	9,209
Oceaneering International, Inc. (A)	97	5,497
		23,237
Oil & Gas Exploration & Production - 0.49%
Cabot Oil & Gas Corporation	50	1,780

Personal Products - 2.70%
Alberto-Culver Company	354	9,801

Railroads - 1.19%
Kansas City Southern (A)	164	4,336

Research & Consulting Services - 0.44%
Advisory Board Company (The) (A)	63	1,594

Semiconductor Equipment - 0.60%
Lam Research Corporation (A)	63	2,166

Semiconductors - 3.43%
Intersil Corporation, Class A Shares	462	7,072
Microchip Technology Incorporated	203	5,388
		12,460
Specialized Finance - 4.86%
Portfolio Recovery Associates, Inc. (A)	389	17,633

Steel - 1.64%
Allegheny Technologies Incorporated	170	5,955

Systems Software - 4.40%
MICROS Systems, Inc. (A)	529	15,980

Trucking - 3.56%
Arkansas Best Corporation	131	3,907
Knight Transportation, Inc.	230	3,851
Landstar System, Inc.	135	5,151
		12,909

TOTAL COMMON STOCKS - 97.08%		$352,366

(Cost: $314,527)

SHORT-TERM SECURITIES	Principal

Commercial Paper - 3.23%
Coca-Cola Company (The),
0.140%, 11-9-09	$3,000	3,000
Kraft Foods Inc.,
0.400%, 11-16-09	3,000	2,998
PACCAR Financial Corp.,
0.140%, 10-20-09	2,800	2,800
Sara Lee Corporation,
0.100%, 10-1-09	2,940	2,940
		11,738
Master Note - 0.13%
Toyota Motor Credit Corporation,
0.139%, 10-1-09 (B)	461	461

TOTAL SHORT-TERM SECURITIES - 3.36%		$12,199

(Cost: $12,199)

TOTAL INVESTMENT SECURITIES - 100.44%		$364,565

(Cost: $326,726)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.44%)		(1,589)

NET ASSETS - 100.00%		$362,976

Notes to Schedule of Investments

(A)No dividends were paid during the preceding 12 months.

(B)Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2009.

For Federal income tax purposes, cost of investments owned at September 30, 2009 and the related unrealized appreciation (depreciation) were as follows:
Cost	$329,792
Gross unrealized appreciation	62,376
Gross unrealized depreciation	(27,603)
Net unrealized appreciation	$34,773

See Accompanying Notes to Financial Statements.

PORTFOLIO HIGHLIGHTS
Ivy Tax-Managed Equity Fund

ALL DATA IS AS OF SEPTEMBER 30, 2009 (UNAUDITED)

Asset Allocation

Stocks	91.94%
Information Technology	33.02%
Health Care	16.00%
Consumer Discretionary	11.66%
Financials	8.23%
Energy	7.91%
Consumer Staples	7.36%
Materials	4.15%
Industrials	3.61%
Cash and Cash Equivalents	8.06%

Top 10 Equity Holdings

Company	Sector
Apple Inc.	Information Technology
QUALCOMM Incorporated	Information Technology
Goldman Sachs Group, Inc. (The)	Financials
Gilead Sciences, Inc.	Health Care
Google Inc., Class A	Information Technology
Microsoft Corporation	Information Technology
Hewlett-Packard Company	Information Technology
Microchip Technology Incorporated	Information Technology
Cisco Systems, Inc.	Information Technology
Broadcom Corporation, Class A	Information Technology

See your advisor or www.ivyfunds.com for more information on the Fund's most recently published Top 10 Equity Holdings.

ILLUSTRATION OF FUND EXPENSES
Ivy Tax-Managed Equity Fund

(UNAUDITED)

For the Six Months Ended September 30, 2009	Beginning Account Value 3-31-09	Ending Account Value 9-30-09	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*
Based on Actual Fund Return(1)
Class A	$1,000	$1,144.70	2.39%	$9.54
Class B	$1,000	$1,141.20	3.13%	$12.53
Class C	$1,000	$1,141.20	3.12%	$12.42
Class I	$1,000	$1,148.50	2.09%	$8.38
Based on 5% Return(2)
Class A	$1,000	$1,013.09	2.39%	$12.08
Class B	$1,000	$1,009.38	3.13%	$15.77
Class C	$1,000	$1,009.41	3.12%	$15.77
Class I	$1,000	$1,014.58	2.09%	$10.58

*Fund expenses for each share class are equal to the Fund's annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the number of days in the period (136 days for the period Based on Actual Fund Return and 183 days for the period Based on 5% Return) ended September 30, 2009, and divided by 365.

(1)This section uses the Fund's actual total return and actual Fund expenses.    It is a guide to the actual expenses paid by the Fund in the period.    The "Ending Account Value" shown is computed using the Fund's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.    A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period.    For every thousand dollars a shareholder has invested, the expenses are listed in the last column.

(2)This section uses a hypothetical five percent annual return and actual Fund expenses.    It helps to compare the Fund's ongoing costs with other mutual funds.    A shareholder can compare the Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustrations are based on ongoing costs only and do not include any transactional costs, such as sales loads, redemption fees or exchange fees.

See "Disclosure of Expenses" on page 5 for further information on how expenses were calculated.

BEFORE- AND AFTER-TAX RETURNS
Ivy Tax-Managed Equity Fund

(UNAUDITED)

Before and After Tax Returns(1)	1-year period ended 9-30-09	5-year period ended 9-30-09	10-year period ended 9-30-09	Since inception of Class(2) through 9-30-09
Class A
Before Taxes	––%	––%	––%	7.89%
After Taxes on Distributions	––%	––%	––%	7.89%
After Taxes on Distributions and Sale of Fund Shares	––%	––%	––%	6.70%
Class B
Before Taxes	––%	––%	––%	9.12%
After Taxes on Distributions	––%	––%	––%	9.12%
After Taxes on Distributions and Sale of Fund Shares	––%	––%	––%	7.75%
Class C
Before Taxes	––%	––%	––%	13.12%
After Taxes on Distributions	––%	––%	––%	13.12%
After Taxes on Distributions and Sale of Fund Shares	––%	––%	––%	10.15%
Class I
Before Taxes	-1.49%	4.78%	––%	-0.07%
After Taxes on Distributions	-1.49%	4.78%	––%	-0.11%
After Taxes on Distributions and Sale of Fund Shares	-0.97%(3)	4.12%	––%	-0.08%
Russell 1000 Growth Index(4)	-1.85%	1.86%	––%	-2.56%

(1)Data quoted is past performance and is based on deduction of the maximum applicable sales load for each of the periods. Current performance may be lower or higher. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost. Please visit www.ivyfunds.com for the Fund's most recent month-end performance. Class A shares carry a maximum front-end sales load of 5.75%. Class B and Class C shares carry a maximum contingent deferred sales charge (CDSC) of 5% and 1%, respectively. Class I shares are not subject to sales charges.

(2)5-18-09 for Class A, Class B and Class C shares and 4-19-2000 for Class I shares (the date on which shares were first acquired by shareholders).

(3)After-tax returns may be better than before-tax returns due to an assumed tax benefit from losses on a sale of the Fund's shares at the end of the period.

(4)The Russell 1000 Growth Index since inception column reflects the index return for the life of the Fund's Class I shares and reflects no deduction for fees, expenses or taxes.

The table above shows average annual returns on a before-tax and after-tax basis. Returns Before Taxes shows the actual change in the value of the Fund shares over the periods shown, but does not reflect the impact of taxes on Fund distributions or the sale of Fund shares. The two after-tax returns take into account taxes that may be associated with owning Fund shares. Returns After Taxes on Distributions is the Fund's actual performance, adjusted by the effect of taxes on distributions made by the Fund during the period shown. Returns After Taxes on Distributions and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of Fund shares as if they had been sold on the last day of the period.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

The Class Y shares of Waddell & Reed Advisors Tax-Managed Equity Fund were reorganized as the Class I shares of Ivy Tax-Managed Equity Fund on May 18, 2009. The performance shown for periods prior to this date is that of the Class Y shares of Waddell & Reed Advisors Tax-Managed Equity Fund. Performance has not been restated to reflect the estimated annual operating expenses of the Ivy Tax-Managed Equity Fund. If those expenses were reflected, performance shown would differ.

SCHEDULE OF INVESTMENTS
Ivy Tax-Managed Equity Fund (in thousands)

SEPTEMBER 30, 2009 (UNAUDITED)

COMMON STOCKS	Shares		Value

Air Freight & Logistics - 1.86%
Expeditors International of Washington, Inc.	––	*	$16
FedEx Corporation	––	*	35
			51
Asset Management & Custody Banks - 0.95%
BlackRock, Inc., Class A	––	*	26

Automotive Retail - 0.91%
AutoZone, Inc. (A)	––	*	25

Biotechnology - 3.60%
Gilead Sciences, Inc. (A)	2		99

Casinos & Gaming - 2.51%
Wynn Resorts, Limited (A)	1		69

Communications Equipment - 8.04%
Cisco Systems, Inc. (A)	4		88
QUALCOMM Incorporated	2		111
Research In Motion Limited (A)	––	*	22
			221
Computer Hardware - 7.87%
Apple Inc. (A)	1		123
Hewlett-Packard Company	2		93
			216
Construction & Farm Machinery & Heavy Trucks - 0.76%
Deere & Company	––	*	21

Data Processing & Outsourced Services - 2.55%
Visa Inc., Class A	1		70

Department Stores - 1.27%
Kohl's Corporation (A)	1		35

Electrical Components & Equipment - 0.98%
Emerson Electric Co.	1		27

Fertilizers & Agricultural Chemicals - 2.26%
Monsanto Company	1		62

General Merchandise Stores - 1.17%
Target Corporation	1		32

Health Care Equipment - 3.42%
Baxter International Inc.	1		48
Stryker Corporation	––	*	21
Zimmer Holdings, Inc. (A)	––	*	25
			94
Health Care Supplies - 3.35%
Alcon, Inc.	––	*	60
DENTSPLY International Inc.	1		32
			92
Home Entertainment Software - 1.27%
Activision Blizzard, Inc. (A)	3		35

Home Improvement Retail - 3.45%
Home Depot, Inc. (The)	2		55
Lowe's Companies, Inc.	2		40
			95
Household Products - 2.84%
Colgate-Palmolive Company	1		78

Hypermarkets & Super Centers - 1.20%
Costco Wholesale Corporation	1		33

Industrial Gases - 0.36%
Praxair, Inc.	––	*	10

Internet Retail - 1.17%
Amazon.com, Inc. (A)	––	*	32

Internet Software & Services - 3.42%
Google Inc., Class A (A)	––	*	94

Investment Banking & Brokerage - 3.96%
Goldman Sachs Group, Inc. (The)	1		109

Life Sciences Tools & Services - 1.75%
Thermo Fisher Scientific Inc. (A)	1		48

Oil & Gas Drilling - 2.55%
Transocean Inc. (A)	1		70

Oil & Gas Equipment & Services - 5.35%
Schlumberger Limited	1		85
Smith International, Inc.	1		27
Weatherford International Ltd. (A)	2		35
			147
Other Diversified Financial Services - 2.15%
JPMorgan Chase & Co.	1		59

Pharmaceuticals - 3.87%
Abbott Laboratories	1		58
Roche Holdings Ltd, ADR	1		48
			106
Restaurants - 1.17%
YUM! Brands, Inc.	1		32

Semiconductors - 6.52%
Broadcom Corporation, Class A (A)	3		86
Microchip Technology Incorporated	3		93
			179
Soft Drinks - 3.32%
Coca-Cola Company (The)	1		63
PepsiCo, Inc.	––	*	28
			91
Specialized Finance - 1.17%
IntercontinentalExchange, Inc. (A)	––	*	32

Specialty Chemicals - 1.53%
Ecolab Inc.	1		42

Systems Software - 3.39%
Microsoft Corporation	4		93

TOTAL COMMON STOCKS - 91.94%			$2,525
(Cost: $2,201)

SHORT-TERM SECURITIES - 6.92%	Principal

Master Note
Toyota Motor Credit Corporation,
0.139%, 10-1-09 (B)	$190		$190
(Cost: $190)

TOTAL INVESTMENT SECURITIES - 98.86%			$2,715

(Cost: $2,391)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.14%			31

NET ASSETS - 100.00%			$2,746

Notes to Schedule of Investments

*Not shown due to rounding.

(A)No dividends were paid during the preceding 12 months.

(B)Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2009.

The following acronym is used throughout this schedule:
ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at September 30, 2009 and the related unrealized appreciation (depreciation) were as follows:
Cost	$2,391
Gross unrealized appreciation	338
Gross unrealized depreciation	(14)
Net unrealized appreciation	$324

See Accompanying Notes to Financial Statements.

PORTFOLIO HIGHLIGHTS
Ivy Asset Strategy Fund

ALL DATA IS AS OF SEPTEMBER 30, 2009 (UNAUDITED)

Asset Allocation
Stocks	77.93%
Financials	25.10%
Information Technology	16.73%
Energy	9.83%
Materials	8.72%
Consumer Discretionary	8.07%
Industrials	6.72%
Consumer Staples	2.76%
Bullion (Gold)	14.05%
Options	0.36%
Bonds	1.33%
Corporate Debt Securities	1.13%
Senior Loans	0.13%
United States Government and Government Agency Obligations	0.07%
Cash and Cash Equivalents	6.33%

Lipper Rankings
Category: Lipper Flexible Portfolio Funds	Rank	Percentile
1 Year	43/176	25
3 Year	7/116	6
5 Year	7/82	9
10 Year	5/49	10

Past performance is no guarantee of future results.  Rankings are for Class C shares and are based on average annual total returns, but do not consider sales charges.  Rankings for other share classes may vary.

Country Weightings
Pacific Basin	37.14%
China	14.83%
Taiwan	6.18%
India	6.07%
South Korea	4.59%
Hong Kong	4.27%
Other Pacific Basin(1)	1.20%
North America	28.22%
United States	28.17%
Other North America(2)	0.05%
Bullion (Gold)	14.05%
Europe	9.69%
United Kingdom	6.54%
Other Europe(3)	3.15%
Bahamas/Caribbean(4)	2.89%
South America(5)	1.32%
Cash and Cash Equivalents and Options	6.69%

(1)Includes 1.17% Japan and 0.03% Vietnam.
(2)Includes 0.05% Mexico.
(3)Includes 0.64% Denmark, 0.80% France, 1.14% Luxembourg and 0.57% Norway.
(4)Includes 0.53% Bermuda and 2.36% Cayman Islands.
(5)Includes 0.02% Argentina and 1.30% Brazil.

Bond Portfolio Characteristics
Average maturity	0.9 years
Effective duration	0.3 years
Weighted average bond rating	AA

Top 10 Equity Holdings
Company	Country	Sector
Taiwan Semiconductor Manufacturing Company Ltd.	Taiwan	Information Technology
Industrial and Commercial Bank of China (Asia) Limited	China	Financials
China Life Insurance Company Limited, H Shares	China	Financials
Monsanto Company	United States	Materials
QUALCOMM Incorporated	United States	Information Technology
Wynn Resorts, Limited	United States	Consumer Discretionary
Samsung Electronics Co., Ltd.	South Korea	Information Technology
Standard Chartered PLC	United Kingdom	Financials
Hyundai Motor Company	South Korea	Consumer Discretionary
Larsen & Toubro Limited	India	Industrials

See your advisor or www.ivyfunds.com for more information on the Fund's most recently published Top 10 Equity Holdings.

ILLUSTRATION OF FUND EXPENSES
Ivy Asset Strategy Fund

(UNAUDITED)

For the Six Months Ended September 30, 2009	Beginning Account Value 3-31-09	Ending Account Value 9-30-09	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*
Based on Actual Fund Return(1)
Class A	$1,000	$1,158.40	1.05%	$5.61
Class B	$1,000	$1,153.10	1.89%	$10.23
Class C	$1,000	$1,153.60	1.82%	$9.80
Class E	$1,000	$1,158.00	1.00%	$5.40
Class I	$1,000	$1,159.50	0.79%	$4.21
Class R	$1,000	$1,156.60	1.33%	$7.22
Class Y	$1,000	$1,158.70	1.00%	$5.40
Based on 5% Return(2)
Class A	$1,000	$1,019.82	1.05%	$5.25
Class B	$1,000	$1,015.57	1.89%	$9.57
Class C	$1,000	$1,015.94	1.82%	$9.17
Class E	$1,000	$1,020.06	1.00%	$5.05
Class I	$1,000	$1,021.13	0.79%	$3.94
Class R	$1,000	$1,018.38	1.33%	$6.76
Class Y	$1,000	$1,020.04	1.00%	$5.05

*Fund expenses for each share class are equal to the Fund's annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 183 days in the six-month period ended September 30, 2009, and divided by 365.

(1)This section uses the Fund's actual total return and actual Fund expenses.  It is a guide to the actual expenses paid by the Fund in the period.  The "Ending Account Value" shown is computed using the Fund's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund.  A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period.  For every thousand dollars a shareholder has invested, the expenses are listed in the last column.

(2)This section uses a hypothetical five percent annual return and actual Fund expenses.  It helps to compare the Fund's ongoing costs with other mutual funds.  A shareholder can compare the Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustrations are based on ongoing costs only and do not include any transactional costs, such as sales loads, redemption fees or exchange fees.

See "Disclosure of Expenses" on page 5 for further information on how expenses were calculated.

SCHEDULE OF INVESTMENTS
Ivy Asset Strategy Fund (in thousands)

SEPTEMBER 30, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Automobile Manufacturers - 2.14%
Hyundai Motor Company (A)	3,956	$374,392

Casinos & Gaming - 3.10%
Wynn Macau, Limited (A)(B)(C)	30,756	40,002
Wynn Resorts, Limited (B)(D)	7,067	500,986
		540,988
Coal & Consumable Fuels - 1.98%
China Shenhua Energy Company Limited, H Shares (A)	79,316	346,430

Communications Equipment - 3.68%
QUALCOMM Incorporated	14,302	643,309

Computer Hardware - 0.99%
Apple Inc. (B)	933	172,950

Construction & Engineering - 4.11%
China Communications Construction Company Limited, H Shares (A)	211,813	229,303
Jacobs Engineering Group Inc. (B)	2,732	125,554
Larsen & Toubro Limited (A)	10,412	365,599
		720,456
Construction & Farm Machinery & Heavy Trucks - 0.93%
Komatsu Ltd. (A)	8,681	162,655

Data Processing & Outsourced Services - 2.38%
Redecard S.A. (A)	5,954	92,045
Visa Inc., Class A	4,687	323,898
		415,943
Distributors - 0.53%
Li & Fung Limited (A)	23,084	93,081

Diversified Banks - 12.08%
Barclays PLC (A)(B)	36,779	217,484
Cia Brasileira de Meios de Pagamento (A)(E)	4,150	41,111
HDFC Bank Limited (A)	4,439	152,320
ICICI Bank Limited (A)	12,078	227,872
Industrial and Commercial Bank of China (Asia) Limited (A)	1,041,058	784,483
Standard Chartered PLC (A)	17,242	424,910
Standard Chartered PLC (A)(E)	4,329	106,690
State Bank of India (A)	3,432	156,615
		2,111,485
Diversified Chemicals - 0.35%
Dow Chemical Company (The)	2,370	61,796

Diversified Metals & Mining - 3.24%
Southern Copper Corporation	9,305	285,567
Xstrata plc (A)	19,101	281,603
		567,170
Education Services - 0.77%
New Oriental Education & Technology Group Inc., ADR (B)	1,683	135,428

Fertilizers & Agricultural Chemicals - 3.99%
Monsanto Company	8,996	696,290

Footwear - 1.10%
NIKE, Inc., Class B	2,976	192,554

Heavy Electrical Equipment - 0.80%
ALSTOM (A)	1,909	139,290

Hotels, Resorts & Cruise Lines - 0.43%
Ctrip.com International, Ltd. (B)	1,282	75,395

Household Products - 0.62%
Reckitt Benckiser Group plc (A)	2,237	109,321

Integrated Oil & Gas - 0.78%
China Petroleum & Chemical Corporation, H Shares (A)	161,120	137,003

Life & Health Insurance - 4.48%
China Life Insurance Company Limited, H Shares (A)	180,097	784,289

Marine - 0.88%
A.P. Moller - Maersk A/S (A)(E)	16	110,771
Mitsui O.S.K. Lines, Ltd. (A)	7,174	42,519
		153,290
Mortgage REITs - 1.63%
Annaly Capital Management, Inc.	15,766	285,993

Oil & Gas Drilling - 0.57%
SeaDrill Limited (A)	4,740	98,965

Oil & Gas Equipment & Services - 4.21%
Halliburton Company	8,592	233,004
Schlumberger Limited	3,114	185,577
Weatherford International Ltd. (B)	15,373	318,684
		737,265
Oil & Gas Exploration & Production - 2.29%
CNOOC Limited (A)	119,694	160,929
Devon Energy Corporation	3,568	240,200
		401,129
Packaged Foods & Meats - 0.42%
BRF - Brasil Foods S.A. (A)(B)(E)	2,796	74,177

Personal Products - 0.70%
Hengan International Group Company Limited (A)	20,405	123,350

Real Estate Development - 0.70%
China Overseas Land & Investment Limited (A)	56,727	122,676

Real Estate Operating Companies - 0.77%
Renhe Commercial Holdings Company Limited (A)(E)	665,978	134,054

Regional Banks - 1.36%
China Construction Bank Corporation (A)	298,629	238,516

Semiconductors - 9.68%
MediaTek Incorporation (A)	11,160	186,073
PMC-Sierra, Inc. (B)(D)	19,167	183,232
Samsung Electronics Co., Ltd. (A)	620	428,856
Taiwan Semiconductor Manufacturing Company Ltd. (A)	447,066	896,967
		1,695,128
Specialized Finance - 3.13%
CME Group Inc.	709	218,476
Hong Kong Exchanges and Clearing Limited (A)	18,162	329,259
		547,735
Steel - 1.14%
ARCELORMITTAL (A)	5,352	200,116

Thrifts & Mortgage Finance - 0.92%
HOUSING DEVELOPMENT FINANCE CORPORATION LIMITED (A)	2,774	160,857

Tobacco - 1.02%
Philip Morris International Inc.	3,627	176,770

TOTAL COMMON STOCKS - 77.90%		$13,630,246

(Cost: $11,071,015)

INVESTMENT FUNDS - 0.03%

Multiple Industry
Vietnam Azalea Fund Limited (B)(F)(G)	1,100	$4,697
(Cost: $7,268)

CALL OPTIONS	Number of Contracts

Hang Seng Index:
Dec HKD12,000.00, Expires 12-30-09 (H)	6	25,260
Dec HKD12,200.00, Expires 12-30-09 (H)	4	13,413
Dec HKD12,400.00, Expires 12-30-09 (H)	2	7,459
Dec HKD12,600.00, Expires 12-30-09 (H)	6	17,286

TOTAL CALL OPTIONS - 0.36%		$63,418

(Cost: $98,019)

CORPORATE DEBT SECURITIES	Principal

Banking - 0.00%
Banco BMG S.A.,
8.750%, 7-1-10 (E)	$667	677

Beverage / Bottling - 0.03%
AmBev International Finance Co. Ltd.,
9.500%, 7-24-17 (H)	BRL7,500	4,022

Building Products - 0.00%
Desarrolladora Homex, S.A. de C.V.,
7.500%, 9-28-15	$470	462

Casinos & Gaming - 0.66%
Venetian Venture Development Intermediate II, Convertible,
9.000%, 9-4-14 (C)(I)	112,000	116,142

Computer Hardware - 0.04%
Electronic Data Systems Corporation (Hewlett-Packard Company),
7.125%, 10-15-09	5,500	5,511

Consumer Products / Tobacco - 0.00%
Central European Distribution Corporation,
8.000%, 7-25-12 (C)(H)	EUR320	475

Finance Companies - 0.05%
C5 Capital (SPV) Limited,
6.196%, 12-31-49 (E)(J)	$10,750	8,342
Toyota Motor Credit Corporation,
0.730%, 1-18-15 (J)	325	321
		8,663
Forest Products - 0.03%
Sino-Forest Corporation,
10.250%, 7-28-14 (E)	4,700	4,958

General Merchandise Stores - 0.05%
Dollar General Corporation,
11.875%, 7-15-17	7,850	8,831

Metals / Mining - 0.02%
Vedanta Resources plc:
6.625%, 2-22-10	3,500	3,535
6.625%, 2-22-10 (E)	550	556
		4,091
Pharmaceuticals - 0.12%
Pfizer Inc.,
4.450%, 3-15-12	19,440	20,650

Service - Other - 0.02%
Expedia, Inc.,
8.500%, 7-1-16 (E)	3,925	4,141

Utilities - 0.11%
CESP - Companhia Energetica de Sao Paulo,
9.750%, 1-15-15 (C)(H)	BRL23,100	15,268
Compania de Transporte de Energia Electrica en Alta Tension TRANSENER S.A.:
8.875%, 12-15-16	$3,350	2,446
8.875%, 12-15-16 (E)	3,000	2,190
		19,904

TOTAL CORPORATE DEBT SECURITIES - 1.13%		$198,527

(Cost: $188,319)

SENIOR LOANS

Health Care Facilities - 0.03%
HCA Inc.,
2.533%, 11-18-13 (J)	4,732	4,463

Service - Other - 0.06%
Education Management LLC,
2.063%, 6-1-13 (J)	13,512	12,852

Utilities - 0.04%
Energy Future Competitive Holdings Company and Texas Competitive Electric Holdings Company, LLC:
3.754%, 10-10-14 (J)	7,731	6,147
3.783%, 10-10-14 (J)	40	32
		6,179

TOTAL SENIOR LOANS - 0.13%		$23,494

(Cost: $19,815)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 0.07%

Mortgage-Backed Obligations
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only): (K)
4.500%, 8-15-17	2,580	98
5.500%, 9-15-17	2,892	236
5.000%, 11-15-17	1,422	135
5.000%, 5-15-18	3,191	349
5.000%, 4-15-19	257	20
5.000%, 4-15-19	125	12
5.000%, 11-15-22	317	25
5.500%, 3-15-23	2,345	254
5.000%, 4-15-23	13	––	*
5.000%, 5-15-23	222	15
5.000%, 6-15-23	2,252	147
5.000%, 6-15-23	1,799	124
5.000%, 8-15-23	173	11
5.500%, 11-15-23	9	––	*
5.000%, 9-15-24	65	––	*
5.500%, 9-15-24	24	––	*
5.500%, 4-15-25	39	2
5.500%, 4-15-25	42	1
5.000%, 9-15-25	80	1
5.500%, 10-15-25	2,851	324
5.000%, 4-15-26	705	15
5.000%, 10-15-28	990	60
5.500%, 2-15-30	125	7
5.000%, 8-15-30	165	8
5.000%, 10-15-30	1,250	145
5.500%, 3-15-31	210	16
5.500%, 10-15-32	2,844	289
5.500%, 1-15-33	1,849	218
5.500%, 5-15-33	2,127	256
5.000%, 7-15-33	1,893	266
6.000%, 11-15-35	2,101	319
Federal National Mortgage Association Agency REMIC/CMO (Interest Only): (K)
5.500%, 11-25-17	60	1
5.000%, 5-25-22	130	9
5.000%, 7-25-23	3,585	353
5.000%, 8-25-23	1,079	75
5.000%, 11-25-23	1,852	150
5.500%, 9-25-25	8	––	*
4.500%, 4-25-30	1,794	137
5.000%, 9-25-30	1,397	92
5.000%, 3-25-31	3,818	311
5.000%, 8-15-31	2,821	353
5.500%, 6-25-33	2,751	311
5.500%, 8-25-33	4,978	698
5.500%, 12-25-33	2,619	320
5.500%, 4-25-34	5,113	613
5.500%, 8-25-35	3,528	491
5.500%, 11-25-36	9,469	1,248
Government National Mortgage Association Agency REMIC/CMO (Interest Only): (K)
5.000%, 1-20-30	414	17
5.000%, 6-20-31	474	29
5.500%, 3-20-32	2,202	204
5.000%, 10-20-32	1,685	273
7.000%, 5-20-33	4,910	875
5.500%, 7-16-33	2,350	299
5.000%, 7-20-33	104	8
5.500%, 11-20-33	560	54
5.500%, 6-20-35	5,102	567
5.500%, 7-20-35	2,128	243
5.500%, 7-20-35	813	78
5.500%, 10-16-35	4,867	573
(Cost: $20,270)		$11,735

BULLION - 14.05%	Troy Ounces

Gold	2,443	$2,459,360
(Cost: $2,100,702)

SHORT-TERM SECURITIES	Principal

Commercial Paper - 4.43%
American Honda Finance Corp.:
0.230%, 10-2-09	$15,000	15,000
0.210%, 10-15-09	10,000	9,999
Becton Dickinson & Co.,
0.180%, 10-5-09	20,000	20,000
Bemis Company, Inc.:
0.350%, 10-2-09	10,000	10,000
0.230%, 10-9-09	13,250	13,249
Clorox Co.:
0.220%, 10-13-09	1,075	1,075
0.290%, 10-13-09	6,000	5,999
0.260%, 10-16-09	11,000	10,999
0.280%, 10-21-09	10,000	9,998
0.280%, 10-26-09	4,000	3,999
0.290%, 10-28-09	6,838	6,837
CVS Caremark Corporation:
0.350%, 10-14-09	25,220	25,217
0.360%, 10-14-09	6,753	6,752
0.500%, 11-12-09	13,050	13,042
E.I. du Pont de Nemours and Company,
0.170%, 10-27-09	7,353	7,352
General Mills, Inc.:
0.240%, 10-13-09	11,690	11,689
0.250%, 10-13-09	11,000	10,999
GlaxoSmithKline plc,
0.160%, 10-21-09	37,834	37,831
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.):
0.320%, 10-22-09	25,000	24,995
0.240%, 10-26-09	10,000	9,998
0.270%, 10-26-09	13,110	13,108
Hewlett-Packard Company,
0.150%, 10-7-09	43,141	43,139
Honeywell International Inc.,
0.835%, 12-7-09	15,000	14,977
John Deere Credit Limited (John Deere Capital Corporation),
0.170%, 10-14-09	5,824	5,824
Kellogg Co.:
0.250%, 10-7-09	18,000	17,999
0.200%, 10-13-09	10,000	9,999
Kitty Hawk Funding Corp.:
0.200%, 10-2-09	21,000	21,000
0.250%, 10-23-09	15,000	14,998
0.200%, 10-26-09	30,000	29,996
0.220%, 11-2-09	26,393	26,388
0.230%, 11-3-09	28,000	27,994
Kraft Foods Inc.,
0.370%, 10-29-09	10,000	9,997
McCormick & Co. Inc.,
0.270%, 11-23-09	15,000	14,994
Merck & Co., Inc.,
0.150%, 10-5-09	25,000	25,000
Nokia Corp.:
0.190%, 10-16-09	14,402	14,401
0.180%, 10-30-09	10,000	9,999
PACCAR Financial Corp.:
0.170%, 10-7-09	19,000	18,999
0.170%, 10-22-09	5,200	5,199
Procter and Gamble Company International Funding S.C.A. (Procter & Gamble Company (The)),
0.210%, 10-26-09	11,000	10,998
Sara Lee Corporation,
0.250%, 10-2-09	14,000	14,000
Societe Generale N.A. Inc.,
0.040%, 10-1-09	4,916	4,916
Straight-A Funding, LLC (Federal Financing Bank):
0.180%, 10-5-09	27,000	26,999
0.180%, 10-13-09	28,000	27,998
0.190%, 10-14-09	18,435	18,434
0.250%, 10-19-09	18,000	17,998
0.220%, 11-3-09	25,000	24,995
Wisconsin Electric Power Co.:
0.180%, 10-6-09	20,000	20,000
0.170%, 10-9-09	18,682	18,681
0.180%, 10-9-09	10,000	10,000
		774,060
Commercial Paper (backed by irrevocable bank letter of credit) - 0.23%
COFCO Capital Corp. (Rabobank Nederland),
0.720%, 10-20-09	11,000	10,996
Municipal Improvement Corporation of Los Angeles, Lease Revenue (Bank of America, N.A.),
0.250%, 10-9-09	5,500	5,500
River Fuel Company #2, Inc. (Bank of New York (The)),
0.260%, 10-30-09	18,880	18,876
River Fuel Trust #1 (Bank of New York (The)),
0.300%, 10-30-09	6,114	6,113
		41,485
Master Note - 0.00%
Toyota Motor Credit Corporation,
0.139%, 10-1-09 (J)	683	683

Municipal Obligations - 1.36%
Berkeley County, South Carolina, Pollution Control Revenue Refunding Bonds (Amoco Chemical Company Project), Series 1994 (Amoco Corporation and Amoco Company),
0.280%, 10-1-09 (J)	7,600	7,600
California Health Facilities Financing Authority, Variable Rate Hospital Revenue Bonds (Adventist Health System/West), 1998 Series B (Bank of America, N.A.),
0.280%, 10-1-09 (J)	21,000	21,000
California Infrastructure and Economic Development Bank, Variable Rate Demand Revenue Bonds (Jewish Community Center of San Francisco), Series 2008 (Bank of America, N.A.),
0.280%, 10-1-09 (J)	11,800	11,800
California Pollution Control Financing Authority, Pollution Control Refunding Revenue Bonds (Pacific Gas and Electric Company) Series C (JPMorgan Chase Bank),
0.300%, 10-1-09 (J)	30,180	30,180
City of Los Angeles, Wastewater System Subordinate Revenue Bonds, Variable Rate Refunding, Series 2008-G (Bank of America, N.A.),
0.300%, 10-1-09 (J)	6,800	6,800
City of Whiting, Indiana, Environmental Facilities Revenue Refunding Bonds (BP Products North America Inc. Project), Series 2002C (BP p.l.c.),
0.330%, 10-1-09 (J)	5,600	5,600
City of Whiting, Indiana, Industrial Sewage and Solid Waste Disposal Revenue Refunding Bonds (Amoco Oil Company Project), Series 1996 (Amoco Corporation and Amoco Company),
0.330%, 10-1-09 (J)	7,300	7,300
Colorado Health Facilities Authority, Variable Rate Revenue Bonds (Exempla, Inc.), Series 2009A (U.S. Bank National Association),
0.220%, 10-7-09 (J)	1,665	1,665
Exempla General Improvement District, City of Lafayette,
      Colorado, Special Improvement District No. 02-01,
      Special Assessment Revenue Refunding and Improvement
Bonds, Series 2002 (Wells Fargo Bank, N.A.),
0.300%, 10-1-09 (J)	475	475
Florida Municipal Power Agency, All-Requirements Power Supply Project Variable Rate Demand Refundings Revenue Bonds, Series 2008C (Bank of America, N.A.),
0.300%, 10-1-09 (J)	5,125	5,125
New Jersey Economic Development Authority, Gas Facilities Revenue Bonds, 1996 Series A (NUI Corporation Project) (Bank of America, N.A.),
0.230%, 10-1-09 (J)	18,140	18,140
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, AHS Hospital Corp. Issue, Series 2008C (JPMorgan Chase & Co.),
0.300%, 10-1-09 (J)	9,500	9,500
Norfolk Redevelopment and Housing Authority, Variable Rate
      Demand Revenue and Refunding Bonds (Old Dominion
      University Real Estate Foundation 45th Street Parking
      Garage, LLC University Village Parking Facility Project),
Series 2008 (Bank of America, N.A.),
0.300%, 10-1-09 (J)	2,770	2,770
Parish of East Baton Rouge, Louisiana, Pollution Control Revenue Refunding Bonds (Exxon Project), 1989 Series (Exxon Corporation),
0.230%, 10-1-09 (J)	6,100	6,100
Parish of St. Bernard, State of Louisiana, Exempt Facility Revenue Bonds (Mobil Oil Corporation Project), Series 1996 (Exxon Mobil Corporation),
0.290%, 10-1-09 (J)	5,000	5,000
Pollution Control Revenue Bonds (Exxon Project), Sublette County, Wyoming, Series 1984 (Exxon Corporation),
0.210%, 10-1-09 (J)	8,500	8,500
Port Arthur Navigation District Industrial Development Corporation, Exempt Facilities Revenue Bonds (Air Products Project), Series 2005 (Air Products and Chemicals, Inc.),
0.300%, 10-1-09 (J)	10,700	10,700
The City of New York, General Obligation Bonds, Fiscal 2006 Series E (Bank of America, N.A.),
0.330%, 10-1-09 (J)	9,225	9,225
The Housing and Redevelopment Authority of the City of Saint Paul, Minnesota Health Care System Variable Rate Demand Revenue Bonds (Allina Health System), Series 2007B-1,
0.300%, 10-7-09 (J)	23,500	23,500
The Industrial Development Authority of the City of Phoenix,
      Arizona, Tax-Exempt Adjustable Mode, Multifamily
      Housing Revenue Refunding Bonds (Paradise Lakes
      Apartment Project), Series 2007A (Wachovia Bank,
National Association),
0.320%, 10-1-09 (J)	14,425	14,425
The Town of Castle Rock, Colorado, Certificates of Participation, Series 2008,
0.250%, 10-1-09 (J)	10,855	10,855
Wisconsin Health and Educational Facilities Authority, Variable Rate Revenue Bonds, Series 2008 (Aurora Health Care, Inc.) (U.S. Bank N.A.),
0.400%, 12-2-09	26,500	26,500
		242,760
Notes - 0.55%
American Honda Finance Corp.:
0.846%, 10-29-09 (J)	16,500	16,445
1.950%, 11-16-09 (J)	25,000	25,150
BellSouth Corporation (AT&T Inc.),
4.950%, 4-26-10 (J)	31,000	31,421
Caterpillar Financial Services Corporation,
4.150%, 1-15-10	15,045	15,131
John Deere Capital Corporation,
0.803%, 10-16-09 (J)	3,000	3,001
		91,148

United States Government Agency Obligations - 0.29%
Overseas Private Investment Corporation:
0.220%, 10-15-09 (J)	5,000	5,000
0.117%, 11-15-09 (J)	45,000	45,000
		50,000

TOTAL SHORT-TERM SECURITIES - 6.86%		$1,200,136

(Cost: $1,200,136)

TOTAL INVESTMENT SECURITIES - 100.53%		$17,591,613

(Cost: $14,705,544)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.53%)		(93,376)

NET ASSETS - 100.00%		$17,498,237

Notes to Schedule of Investments

The following forward foreign currency contracts were outstanding at September 30, 2009:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

Buy	Australian Dollar	Bank of America NT & SA	420,300	1-21-10	$34,811	$––
Buy	Chinese Yuan Renminbi	Deutsche Bank Ag	3,780,960	9-15-10	1,966	––
Buy	Euro	Deutsche Bank Ag	109,500	8-25-10	3,181	––
Sell	Euro	Deutsche Bank Ag	158,500	5-27-10	––	5,118
Sell	Japanese Yen	Citibank, N.A.	1,802,279	10-8-09	––	1,319
Sell	Japanese Yen	Bank of America NT & SA	31,048,612	1-21-10	––	13,924
Buy	Norwegian Krone	Bank of America NT & SA	370,333	12-23-09	6,313	––
Buy	Swedish Krona	Deutsche Bank Ag	1,599,091	5-27-10	2,967	––
Sell	Swiss Franc	Bank of America NT & SA	62,100	12-23-09	––	2,343
Sell	Swiss Franc	Deutsche Bank Ag	165,119	8-25-10	––	3,077

					$49,238	$25,781

The following written options were outstanding at September 30, 2009:

Underlying Security	Counterparty	Contracts Subject to Call	Expiration Month	Exercise Price	Premium Received	Market Value

Hang Seng Index:	Goldman, Sachs & Company	6	December 2009	HKD13,600.00	$11,312	$(7,680)
	Goldman, Sachs & Company	4	December 2009	13,800.00	5,916	(3,995)
	Morgan Stanley Smith Barney	2	December 2009	14,000.00	4,462	(2,210)
	Morgan Stanley Smith Barney	6	December 2009	14,200.00	12,826	(5,099)

					$34,516	$(18,984)

Underlying Security	Counterparty	Contracts Subject to Put	Expiration Month	Exercise Price	Premium Received	Market Value

Hang Seng Index:	Goldman, Sachs & Company	6	December 2009	HKD11,200.00	$18,658	$(18,613)
	Goldman, Sachs & Company	4	December 2009	11,400.00	11,928	(12,994)
	Morgan Stanley Smith Barney	2	December 2009	11,600.00	7,403	(9,992)
	Morgan Stanley Smith Barney	6	December 2009	11,800.00	22,269	(30,588)

					$60,258	$(72,187)
*Not shown due to rounding.

(A)Listed on an exchange outside the United States.

(B)No dividends were paid during the preceding 12 months.

(C)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Directors. At September 30, 2009, the total value of these securities amounted to $171,887 or 0.98% of net assets.

(D)Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(E)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Directors. At September 30, 2009, the total value of these securities amounted to $487,667 or 2.79% of net assets.

(F)Illiquid restricted security. At September 30, 2009, the following restricted security was owned:

Security	Acquisition Date(s)	Shares	Cost	Market Value

Vietnam Azalea Fund Limited	6-14-07 to 1-28-09	1,100	$7,268	$4,697

The total value of this security represented approximately 0.03% of net assets at September 30, 2009.

(G)Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities. The Fund and other mutual funds managed by its investment manager, Ivy Investment Management Company, or other related parties together own 30% of the outstanding shares of this security at September 30, 2009.

(H)Principal amounts or strike prices are denominated in the indicated foreign currency, where applicable (BRL - Brazilian Real, EUR - Euro and HKD - Hong Kong Dollar).

(I)This security currently pays the stated rate but this rate will increase in the future.

(J)Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2009.

(K)Amount shown in principal column represents notional amount for computation of interest.

The following acronyms are used throughout this schedule:
ADR = American Depositary Receipts
CMO = Collateralized Mortgage Obligation
REIT = Real Estate Investment Trust
REMIC = Real Estate Mortgage Investment Conduit

Country Diversification
(as a % of net assets)
United States	28.17%
China	14.83%
United Kingdom	6.54%
Taiwan	6.18%
India	6.07%
South Korea	4.59%
Hong Kong	4.27%
Cayman Islands	2.36%
Brazil	1.30%
Japan	1.17%
Luxembourg	1.14%
France	0.80%
Denmark	0.64%
Norway	0.57%
Bermuda	0.53%
Mexico	0.05%
Vietnam	0.03%
Argentina	0.02%
Other+	20.74%
+Includes bullion (gold), options, cash and cash equivalents and other assets and liabilities

For Federal income tax purposes, cost of investments owned at September 30, 2009 and the related unrealized appreciation (depreciation) were as follows:
Cost	$14,794,675
Gross unrealized appreciation	2,889,703
Gross unrealized depreciation	(92,765)
Net unrealized appreciation	$2,796,938

See Accompanying Notes to Financial Statements.

PORTFOLIO HIGHLIGHTS
Ivy Energy Fund

ALL DATA IS AS OF SEPTEMBER 30, 2009 (UNAUDITED)

Asset Allocation
Stocks	92.04%
Energy	81.33%
Industrials	5.76%
Utilities	2.73%
Information Technology	1.28%
Materials	0.94%
Cash and Cash Equivalents	7.96%

Lipper Rankings
Category: Lipper Natural Resources Funds	Rank	Percentile
1 Year	22/76	29
3 Year	13/54	24

Past performance is no guarantee of future results.  Rankings are for Class A shares and are based on average annual total returns, but do not consider sales charges.  Rankings for other share classes may vary.

Top 10 Equity Holdings
Company	Sector	Industry
Southwestern Energy Company	Energy	Oil & Gas Exploration & Production
National Oilwell Varco, Inc.	Energy	Oil & Gas Equipment & Services
Schlumberger Limited	Energy	Oil & Gas Equipment & Services
Weatherford International Ltd.	Energy	Oil & Gas Equipment & Services
Halliburton Company	Energy	Oil & Gas Equipment & Services
Exxon Mobil Corporation	Energy	Integrated Oil & Gas
Occidental Petroleum Corporation	Energy	Integrated Oil & Gas
Apache Corporation	Energy	Oil & Gas Exploration & Production
Noble Energy, Inc.	Energy	Oil & Gas Exploration & Production
Newfield Exploration Company	Energy	Oil & Gas Exploration & Production

See your advisor or www.ivyfunds.com for more information on the Fund's most recently published Top 10 Equity Holdings.

ILLUSTRATION OF FUND EXPENSES
Ivy Energy Fund

(UNAUDITED)

For the Six Months Ended September 30, 2009	Beginning Account Value 3-31-09	Ending Account Value 9-30-09	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*
Based on Actual Fund Return(1)
Class A	$1,000	$1,426.40	1.59%	$9.71
Class B	$1,000	$1,419.90	2.59%	$15.73
Class C	$1,000	$1,421.60	2.45%	$14.89
Class E**	$1,000	$1,428.00	1.43%	$8.74
Class I	$1,000	$1,427.60	1.29%	$7.89
Class Y	$1,000	$1,427.40	1.60%	$9.71
Based on 5% Return(2)
Class A	$1,000	$1,017.07	1.59%	$8.07
Class B	$1,000	$1,012.09	2.59%	$13.08
Class C	$1,000	$1,012.79	2.45%	$12.38
Class E**	$1,000	$1,017.91	1.43%	$7.26
Class I	$1,000	$1,018.61	1.29%	$6.56
Class Y	$1,000	$1,017.06	1.60%	$8.07

* Fund expenses for each share class are equal to the Fund's annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 183 days in the six-month period ended September 30, 2009, and divided by 365.

** Class closed to investment.

(1) This section uses the Fund's actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period.  The "Ending Account Value" shown is computed using the Fund's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period.  For every thousand dollars a shareholder has invested, the expenses are listed in the last column.

 (2) This section uses a hypothetical five percent annual return and actual Fund expenses.  It helps to compare the Fund's ongoing costs with other mutual funds.  A shareholder can compare the Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustrations are based on ongoing costs only and do not include any transactional costs, such as sales loads, redemption fees or exchange fees.

See "Disclosure of Expenses" on page 5 for further information on how expenses were calculated.

SCHEDULE OF INVESTMENTS
Ivy Energy Fund (in thousands)

SEPTEMBER 30, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Coal & Consumable Fuels - 3.55%
Alpha Natural Resources, Inc. (A)	14	$475
Arch Coal, Inc.	20	445
Cameco Corporation	13	371
CONSOL Energy Inc.	11	501
Peabody Energy Corporation	21	774
		2,566
Construction & Engineering - 4.14%
Fluor Corporation	36	1,831
Jacobs Engineering Group Inc. (A)	25	1,165
		2,996
Construction & Farm Machinery & Heavy Trucks - 1.18%
Bucyrus International, Inc., Class A	24	851

Diversified Metals & Mining - 0.94%
BHP Billiton Limited, ADR	10	680

Electric Utilities - 2.73%
Entergy Corporation	14	1,104
Exelon Corporation	18	872
		1,976
Electrical Components & Equipment - 0.44%
First Solar, Inc. (A)	2	321

Integrated Oil & Gas - 13.91%
ConocoPhillips	21	969
Exxon Mobil Corporation	32	2,189
Hess Corporation	18	937
Marathon Oil Corporation	21	678
Occidental Petroleum Corporation	27	2,154
Petroleo Brasileiro S.A. - Petrobras, ADR	42	1,932
Suncor Energy Inc.	35	1,206
		10,065
Oil & Gas Drilling - 6.70%
ENSCO International Incorporated	17	711
Helmerich & Payne, Inc.	48	1,895
Nabors Industries Ltd. (A)	59	1,224
Transocean Inc. (A)	12	1,018
		4,848
Oil & Gas Equipment & Services - 24.37%
Baker Hughes Incorporated	25	1,062
BJ Services Company	61	1,177
Cameron International Corporation (A)	50	1,876
FMC Technologies, Inc. (A)	23	1,204
Halliburton Company	84	2,277
National Oilwell Varco, Inc. (A)	64	2,761
Schlumberger Limited	46	2,740
Smith International, Inc.	37	1,053
Tenaris S.A., ADR	27	967
Weatherford International Ltd. (A)	122	2,523
		17,640
Oil & Gas Exploration & Production - 26.64%
Anadarko Petroleum Corporation	18	1,146
Apache Corporation	22	1,993
Cabot Oil & Gas Corporation	22	779
CNOOC Limited, ADR	6	745
Continental Resources, Inc. (A)	48	1,886
Devon Energy Corporation	24	1,631
EOG Resources, Inc.	19	1,566
Newfield Exploration Company (A)	46	1,941
Noble Energy, Inc.	30	1,984
Southwestern Energy Company (A)	73	3,113
Ultra Petroleum Corp. (A)	18	879
XTO Energy Inc.	39	1,621
		19,284
Oil & Gas Refining & Marketing - 1.79%
Clean Energy Fuels Corp. (A)	41	597
Valero Energy Corporation	36	700
		1,297
Oil & Gas Storage & Transportation - 4.37%
El Paso Corporation	109	1,122
El Paso Pipeline Partners, L.P.	39	814
Enbridge Inc.	32	1,230
		3,166
Semiconductor Equipment - 1.28%
Applied Materials, Inc.	69	926

TOTAL COMMON STOCKS - 92.04%		$66,616

(Cost: $51,886)

SHORT-TERM SECURITIES	Principal

Commercial Paper - 3.17%
Johnson & Johnson,
0.020%, 10-1-09	$798	798
Kitty Hawk Funding Corp.,
0.200%, 10-2-09	1,500	1,500
		2,298
Master Note - 3.96%
Toyota Motor Credit Corporation,
0.139%, 10-1-09 (B)	2,865	2,865

TOTAL SHORT-TERM SECURITIES - 7.13%		$5,163

(Cost: $5,163)

TOTAL INVESTMENT SECURITIES - 99.17%		$71,779

(Cost: $57,049)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.83%		598

NET ASSETS - 100.00%		$72,377

Notes to Schedule of Investments

(A) No dividends were paid during the preceding 12 months.

(B) Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2009.

The following acronym is used throughout this schedule:
ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at September 30, 2009 and the related unrealized appreciation (depreciation) were as follows:
Cost	$61,315
Gross unrealized appreciation	11,653
Gross unrealized depreciation	(1,189)
Net unrealized appreciation	$10,464

See Accompanying Notes to Financial Statements.

PORTFOLIO HIGHLIGHTS
Ivy Science and Technology Fund

ALL DATA IS AS OF SEPTEMBER 30, 2009 (UNAUDITED)

Asset Allocation
Stocks	84.44%
Information Technology	54.60%
Health Care	10.80%
Consumer Staples	6.06%
Industrials	5.37%
Materials	3.43%
Telecommunication Services	3.16%
Financials	0.69%
Consumer Discretionary	0.18%
Energy	0.15%
Bonds	4.46%
Corporate Debt Securities	4.46%
Cash and Cash Equivalents	11.10%

Lipper Rankings
Category: Lipper Science & Technology Funds	Rank	Percentile
1 Year	61/148	41
3 Year	14/133	11
5 Year	7/120	6
10 Year	4/50	8

Past performance is no guarantee of future results.  Rankings are for Class C shares and are based on average annual total returns, but do not consider sales charges.  Rankings for other share classes may vary.

Country Weightings
North America	72.16%
United States	72.16%
Pacific Basin(1)	7.08%
Europe(2)	4.12%
Bahamas/Caribbean	3.51%
Bermuda	3.51%
South America(3)	2.03%
Cash and Cash Equivalents	11.10%

(1)Includes 2.36% Japan, 0.96% Singapore, 2.30% South Korea and 1.46% Taiwan.
(2)Includes 1.06% France and 3.06% Spain.
(3)Includes 1.50% Brazil and 0.53% Chile.

Top 10 Equity Holdings
Company	Sector	Industry
Microsoft Corporation	Information Technology	Systems Software
Cree, Inc.	Information Technology	Semiconductors
Alliance Data Systems Corporation	Information Technology	Data Processing & Outsourced Services
Aspen Technology, Inc.	Information Technology	Application Software
Research In Motion Limited	Information Technology	Communications Equipment
Bunge Limited	Consumer Staples	Agricultural Products
Telvent GIT, S.A.	Information Technology	IT Consulting & Other Services
Genzyme Corporation	Health Care	Biotechnology
ESCO Technologies Inc.	Industrials	Industrial Machinery
Euronet Worldwide, Inc.	Information Technology	Data Processing & Outsourced Services

See your advisor or www.ivyfunds.com for more information on the Fund's most recently published Top 10 Equity Holdings.

ILLUSTRATION OF FUND EXPENSES
Ivy Science and Technology Fund

(UNAUDITED)

For the Six Months Ended September 30, 2009	Beginning Account Value 3-31-09	Ending Account Value 9-30-09	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*
Based on Actual Fund Return(1)
Class A	$1,000	$1,284.30	1.50%	$8.57
Class B	$1,000	$1,277.70	2.52%	$14.35
Class C	$1,000	$1,279.40	2.31%	$13.22
Class E	$1,000	$1,285.00	1.43%	$8.23
Class I	$1,000	$1,287.10	1.11%	$6.40
Class R	$1,000	$1,283.60	1.63%	$9.36
Class Y	$1,000	$1,285.40	1.36%	$7.77
Based on 5% Return(2)
Class A	$1,000	$1,017.54	1.50%	$7.57
Class B	$1,000	$1,012.45	2.52%	$12.68
Class C	$1,000	$1,013.47	2.31%	$11.68
Class E	$1,000	$1,017.92	1.43%	$7.26
Class I	$1,000	$1,019.48	1.11%	$5.65
Class R	$1,000	$1,016.87	1.63%	$8.27
Class Y	$1,000	$1,018.25	1.36%	$6.86

*Fund expenses for each share class are equal to the Fund's annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 183 days in the six-month period ended September 30, 2009, and divided by 365.

(1)This section uses the Fund's actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The "Ending Account Value" shown is computed using the Fund's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the last column.

(2)This section uses a hypothetical five percent annual return and actual Fund expenses. It helps to compare the Fund's ongoing costs with other mutual funds. A shareholder can compare the Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustrations are based on ongoing costs only and do not include any transactional costs, such as sales loads, redemption fees or exchange fees.

See "Disclosure of Expenses" on page 5 for further information on how expenses were calculated.

SCHEDULE OF INVESTMENTS
Ivy Science and Technology Fund (in thousands)

SEPTEMBER 30, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Agricultural Products - 5.30%
Archer Daniels Midland Company	576	$16,819
Bunge Limited	521	32,632
		49,451
Application Software - 8.43%
ACI Worldwide, Inc. (A)	1,558	23,579
Aspen Technology, Inc. (A)	3,672	37,457
i2 Technologies, Inc. (A)	143	2,291
Lawson Software, Inc. (A)	2,445	15,257
		78,584
Biotechnology - 8.53%
Amgen Inc. (A)	365	21,978
Genzyme Corporation (A)	502	28,450
Isis Pharmaceuticals, Inc. (A)	483	7,033
Vertex Pharmaceuticals Incorporated (A)	583	22,099
		79,560
Communications Equipment - 4.76%
Alcatel ADR	2,200	9,878
Research In Motion Limited (A)	510	34,474
		44,352
Computer Hardware - 1.04%
Apple Inc. (A)	52	9,713

Computer Storage & Peripherals - 1.16%
Synaptics Incorporated (A)	130	3,279
Tivit Terceirizacao de Technologia e Servicos (A)(B)	95	702
Tivit Terceirizacao de Technologia e Servicos (A)(B)(C)	931	6,852
		10,833
Data Processing & Outsourced Services - 10.51%
Alliance Data Systems Corporation (A)	647	39,501
DST Systems, Inc. (A)	200	8,960
Euronet Worldwide, Inc. (A)	1,142	27,430
Lender Processing Services, Inc.	577	22,020
		97,911
Diversified Chemicals - 2.90%
E.I. du Pont de Nemours and Company	381	12,229
FMC Corporation	264	14,861
		27,090
Diversified Support Services - 1.10%
EnerNOC, Inc. (A)	310	10,276

Electrical Components & Equipment - 0.50%
POWER-ONE, INC. (A)	1,192	2,324
Ultralife Corporation (A)	381	2,308
		4,632
Electronic Equipment & Instruments - 2.39%
IPG Photonics Corporation (A)	117	1,780
Itron, Inc. (A)	320	20,544
		22,324
Fertilizers & Agricultural Chemicals - 0.53%
Sociedad Quimica y Minera de Chile S.A., ADR	126	4,919

General Merchandise Stores - 0.18%
Conn's, Inc. (A)	151	1,701

Health Care Distributors - 0.11%
Animal Health International, Inc. (A)	501	1,063

Health Care Equipment - 0.74%
Varian Medical Systems, Inc. (A)	164	6,897

Health Care Facilities - 1.11%
HealthSouth Corporation (A)	659	10,311

Health Care Technology - 0.31%
Eclipsys Corporation (A)	148	2,859

Home Entertainment Software - 2.83%
Activision Blizzard, Inc. (A)	355	4,395
Nintendo Co., Ltd. (B)	86	21,984
		26,379
Industrial Machinery - 3.77%
ESCO Technologies Inc. (A)	718	28,290
Pentair, Inc.	232	6,860
		35,150
Integrated Telecommunication Services - 2.55%
AT&T Inc.	490	13,232
CenturyTel, Inc.	312	10,493
		23,725
Internet Software & Services - 1.23%
SAVVIS, Inc. (A)	723	11,432

IT Consulting & Other Services - 3.06%
Telvent GIT, S.A.	985	28,534

Life & Health Insurance - 0.69%
Amil Participacoes S.A. (B)	1,173	6,458

Oil & Gas Equipment & Services - 0.15%
ION Geophysical Corporation (A)	395	1,391

Semiconductor Equipment - 0.48%
Photronics, Inc. (A)	949	4,496

Semiconductors - 14.07%
Avago Technologies Limited (A)	527	8,990
Cree, Inc. (A)	1,082	39,748
Inotera Memories, Inc. (B)	21,238	13,642
Micron Technology, Inc. (A)	1,832	15,025
Microsemi Corporation (A)	296	4,675
National Semiconductor Corporation	570	8,140
PMC-Sierra, Inc. (A)	1,608	15,376
Samsung Electronics Co., Ltd. (B)	31	21,374
Texas Instruments Incorporated	172	4,075
		131,045
Systems Software - 4.65%
Microsoft Corporation	1,673	43,314

Wireless Telecommunication Service - 0.61%
Sprint Nextel Corporation (A)	1,444	5,704

TOTAL COMMON STOCKS - 83.69%		$780,104

(Cost: $722,271)

PREFERRED STOCKS - 0.75%

Agricultural Products
Archer Daniels Midland Company (A)	175	$6,983
(Cost: $5,854)

CORPORATE DEBT SECURITIES	Principal

Health Care Facilities - 0.94%
LifePoint Hospitals, Inc., Convertible,
3.250%, 8-15-25	$10,000	8,750

Semiconductor Equipment - 0.51%
Photronics, Inc., Convertible,
5.500%, 10-1-14	4,000	4,800

Technology - 3.01%
Advanced Micro Devices, Inc., Convertible:
5.750%, 8-15-12	20,000	16,775
6.000%, 5-1-15	15,000	11,231
		28,006

TOTAL CORPORATE DEBT SECURITIES - 4.46%		$41,556

(Cost: $34,921)

SHORT-TERM SECURITIES

Commercial Paper - 10.81%
Becton Dickinson & Co.,
0.170%, 10-19-09	10,000	9,999
Bemis Company, Inc.,
0.350%, 10-5-09	6,000	6,000
Clorox Co.,
0.290%, 10-20-09	7,000	6,999
E.I. du Pont de Nemours and Company,
0.170%, 10-8-09	5,000	5,000
General Mills, Inc.,
0.230%, 10-19-09	7,000	6,999
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.),
0.220%, 10-19-09	8,000	7,999
Kellogg Co.:
0.250%, 10-2-09	10,000	9,999
0.230%, 10-6-09	6,000	6,000
0.250%, 10-9-09	7,000	7,000
Kitty Hawk Funding Corp.,
0.230%, 11-3-09	5,000	4,999
McCormick & Co. Inc.,
0.130%, 10-1-09	584	584
Merck & Co., Inc.,
0.150%, 10-5-09	5,000	5,000
PACCAR Financial Corp.:
0.170%, 10-2-09	5,000	5,000
0.160%, 10-9-09	10,000	10,000
0.160%, 10-19-09	4,200	4,200
Straight-A Funding, LLC (Federal Financing Bank),
0.250%, 10-19-09	5,000	4,999
		100,777
Master Note - 0.23%
Toyota Motor Credit Corporation,
0.139%, 10-1-09 (D)	2,179	2,179

TOTAL SHORT-TERM SECURITIES - 11.04%		$102,956

(Cost: $102,956)

TOTAL INVESTMENT SECURITIES - 99.94%		$931,599

(Cost: $866,002)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.06%		566

NET ASSETS - 100.00%		$932,165

Notes to Schedule of Investments

(A)No dividends were paid during the preceding 12 months.

(B)Listed on an exchange outside the United States.

(C)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Directors. At September 30, 2009, the total value of these securities amounted to $6,852 or 0.74% of net assets.

(D)Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2009.

The following acronym is used throughout this schedule:
ADR = American Depositary Receipts

Country Diversification
(as a % of net assets)
United States	72.16%
Bermuda	3.51%
Spain	3.06%
Japan	2.36%
South Korea	2.30%
Brazil	1.50%
Taiwan	1.46%
France	1.06%
Singapore	0.96%
Chile	0.53%
Other+	11.10%
+Includes cash and cash equivalents and other assets and liabilities

For Federal income tax purposes, cost of investments owned at September 30, 2009 and the related unrealized appreciation (depreciation) were as follows:
Cost	$871,319
Gross unrealized appreciation	117,171
Gross unrealized depreciation	(56,891)
Net unrealized appreciation	$60,280

See Accompanying Notes to Financial Statements.

PORTFOLIO HIGHLIGHTS
Ivy High Income Fund

ALL DATA IS AS OF SEPTEMBER 30, 2009 (UNAUDITED)

Asset Allocation
Bonds	90.02%
Corporate Debt Securities	78.34%
Senior Loans	11.14%
Municipal Bonds - Taxable	0.54%
Cash and Cash Equivalents and Equities	9.98%

Bond Portfolio Characteristics
Average maturity	4.9 years
Effective duration	3.5 years
Weighted average bond rating	BB––

Lipper Rankings
Category: Lipper High Current Yield Funds	Rank	Percentile
1 Year	83/459	19
3 Year	19/383	5
5 Year	60/331	19
10 Year	46/206	23

Past performance is no guarantee of future results.  Rankings are for Class C shares and are based on average annual total returns, but do not consider sales charges.  Rankings for other share classes may vary.

Quality Weightings
Investment Grade	7.59%
AA	0.11%
A	0.18%
BBB	7.30%
Non-Investment Grade	82.43%
BB	21.82%
B	33.64%
Below B	26.97%
Cash and Cash Equivalents and Equities	9.98%

Ratings reflected in the wheel are taken from the following sources in order of preference: Standard & Poor's, Moody's or management's internal ratings, where no other ratings are available.

ILLUSTRATION OF FUND EXPENSES
Ivy High Income Fund

(UNAUDITED)

For the Six Months Ended September 30, 2009	Beginning Account Value 3-31-09	Ending Account Value 9-30-09	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*
Based on Actual Fund Return(1)
Class A	$1,000	$1,290.90	1.14%	$6.53
Class B	$1,000	$1,286.30	2.06%	$11.77
Class C	$1,000	$1,286.20	1.84%	$10.52
Class E	$1,000	$1,291.20	1.35%	$7.79
Class I	$1,000	$1,293.10	0.83%	$4.82
Class Y	$1,000	$1,291.10	1.10%	$6.30
Based on 5% Return(2)
Class A	$1,000	$1,019.35	1.14%	$5.76
Class B	$1,000	$1,014.72	2.06%	$10.38
Class C	$1,000	$1,015.83	1.84%	$9.27
Class E	$1,000	$1,018.28	1.35%	$6.86
Class I	$1,000	$1,020.89	0.83%	$4.24
Class Y	$1,000	$1,019.55	1.10%	$5.55

* Fund expenses for each share class are equal to the Fund's annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 183 days in the six-month period ended September 30, 2009, and divided by 365.

(1) This section uses the Fund's actual total return and actual Fund expenses.  It is a guide to the actual expenses paid by the Fund in the period.  The "Ending Account Value" shown is computed using the Fund's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the last column.

(2) This section uses a hypothetical five percent annual return and actual Fund expenses. It helps to compare the Fund's ongoing costs with other mutual funds. A shareholder can compare the Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustrations are based on ongoing costs only and do not include any transactional costs, such as sales loads, redemption fees or exchange fees.

See "Disclosure of Expenses" on page 5 for further information on how expenses were calculated.

SCHEDULE OF INVESTMENTS
Ivy High Income Fund (in thousands)

SEPTEMBER 30, 2009 (UNAUDITED)

COMMON STOCKS	Shares	Value

Casinos & Gaming - 0.01%
Pinnacle Entertainment, Inc. (A)	7	$71

Commodity Chemicals - 0.00%
Innophos Holdings, Inc.	2	31

Data Processing & Outsourced Services - 0.02%
Global Cash Access, Inc. (A)	28	205

Oil & Gas Storage & Transportation - 0.05%
Inergy, L.P.	15	447

TOTAL COMMON STOCKS - 0.08%		$754
(Cost: $737)

PREFERRED STOCKS - 0.02%

Finance
Preferred Blocker Inc. (A)(B)	--*	$176
(Cost: $-)

CORPORATE DEBT SECURITIES	Principal

Aerospace - 1.52%
Global Aviation Holdings, Inc.,
14.000%, 8-15-13 (C)	$2,300	2,280
Spirit AeroSystems Holdings, Inc.,
7.500%, 10-1-17 (B)	1,150	1,144
Vought Aircraft Industries, Inc.,
8.000%, 7-15-11	11,700	11,583
		15,007
Apparel, Accessories & Luxury Goods - 0.13%
Perry Ellis International, Inc.,
8.875%, 9-15-13	1,335	1,288

Automobile Manufacturers - 0.05%
UCI Holdco, Inc.,
9.250%, 12-15-13 (D)(E)	1,348	537

Automotive Retail - 1.00%
AutoNation, Inc.:
2.509%, 4-15-13 (D)	1,000	941
7.000%, 4-15-14	2,500	2,506
Group 1 Automotive, Inc.,
8.250%, 8-15-13	2,850	2,822
Group 1 Automotive, Inc., Convertible,
2.250%, 6-15-36	5,100	3,551
		9,820
Banking - 1.59%
CapitalSource Inc.,
12.750%, 7-15-14 (C)	8,650	8,618
JPMorgan Chase & Co.,
7.900%, 4-29-49 (D)	7,250	6,961
		15,579
Broadband - 0.18%
Qwest Capital Funding, Inc.,
7.250%, 2-15-11	1,750	1,750

Broadcast / Outdoor - 0.98%
Sirius Satellite Radio Inc.,
9.625%, 8-1-13	8,700	7,895
Sirius Satellite Radio Inc., Convertible,
3.250%, 10-15-11	2,000	1,680
		9,575
Building Products - 0.88%
AMH Holdings, Inc.,
11.250%, 3-1-14	2,410	1,820
CPG International I Inc.,
10.500%, 7-1-13	500	423
Norcraft Companies, L.P. and Norcraft Finance Corp.,
9.750%, 9-1-12	200	190
Ply Gem Industries, Inc.,
11.750%, 6-15-13	7,050	6,203
		8,636
Cable & Satellite - 0.53%
CSC Holdings, Inc.,
6.750%, 4-15-12	5,000	5,150

Capital Goods - 0.46%
RBS Global, Inc. and Rexnord LLC:
9.500%, 8-1-14 (C)	2,082	2,019
9.500%, 8-1-14	850	825
8.875%, 9-1-16	2,000	1,625
		4,469
Casinos & Gaming - 7.66%
American Casino & Entertainment Properties LLC and ACEP Finance Corp.,
11.000%, 6-15-14 (C)	8,500	7,565
Ameristar Casinos, Inc.,
9.250%, 6-1-14 (C)	10,675	11,075
Inn of the Mountain Gods Resort and Casino,
12.000%, 11-15-10 (F)	1,500	694
MGM MIRAGE:
6.750%, 9-1-12	1,500	1,256
10.375%, 5-15-14 (C)	2,725	2,909
7.625%, 1-15-17	2,500	1,950
11.125%, 11-15-17 (C)	6,150	6,719
Peninsula Gaming, LLC:
8.375%, 8-15-15 (C)	1,700	1,700
10.750%, 8-15-17 (C)	5,400	5,427
Pinnacle Entertainment, Inc.:
8.250%, 3-15-12	2,064	2,064
7.500%, 6-15-15	7,000	6,195
8.625%, 8-1-17 (C)	2,200	2,211
Scientific Games Corporation,
9.250%, 6-15-19 (C)	12,625	13,129
Venetian Venture Development Intermediate II, Convertible,
9.000%, 9-4-14 (B)(G)	9,500	9,851
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp.,
6.625%, 12-1-14	2,500	2,413
		75,158
Chemicals - 0.78%
Nalco Company:
7.750%, 11-15-11	715	715
8.875%, 11-15-13	6,750	6,936
		7,651
Commercial Printing - 0.41%
Corrections Corporation of America,
7.750%, 6-1-17	3,850	3,975

Construction Business - 0.27%
K. Hovnanian Enterprises, Inc.,
11.500%, 5-1-13	2,500	2,638

Construction Materials - 1.51%
Headwaters Incorporated, Convertible:
2.500%, 2-1-14	7,250	4,069
2.875%, 6-1-16 (B)	9,396	9,242
16.000%, 6-1-16 (C)	1,500	1,463
		14,774
Consumer Finance - 1.94%
ASG Consolidated LLC and ASG Finance, Inc.,
11.500%, 11-1-11	12,900	12,513
Ford Motor Credit Company:
9.750%, 9-15-10	2,000	2,044
8.000%, 12-15-16	1,500	1,392
Ford Motor Credit Company LLC,
8.700%, 10-1-14	2,000	1,960
Global Cash Access, L.L.C. and Global Cash Access Finance Corporation,
8.750%, 3-15-12	1,122	1,111
		19,020
Consumer Products - 1.31%
Visant Holding Corp.:
8.750%, 12-1-13	7,025	7,148
10.250%, 12-1-13	5,475	5,667
		12,815
Containers - 1.55%
Graham Packaging Company, L.P. and GPC Capital Corp. I:
8.500%, 10-15-12	3,500	3,535
9.875%, 10-15-14	2,500	2,569
Huntsman International LLC,
5.500%, 6-30-16 (C)	1,100	935
Owens-Brockway Glass Container Inc.,
8.250%, 5-15-13	8,000	8,179
		15,218
Diversified Banks - 0.16%
FCE Bank plc,
7.875%, 2-15-11 (H)	GBP1,000	1,566

Diversified Telecom - 0.82%
Frontier Communications Corporation,
8.125%, 10-1-18	$4,000	4,024
Qwest Communications International Inc.,
8.000%, 10-1-15	3,500	3,496
Qwest Corporation,
8.375%, 5-1-16 (C)	500	518
		8,038
Electronic Manufacturing Services - 2.41%
Tyco Electronics Ltd.:
6.550%, 10-1-17	20,575	21,544
7.125%, 10-1-37	2,000	2,056
		23,600
Energy - 1.32%
Calpine Construction Finance Company, L.P.,
8.000%, 6-1-16 (C)	11,500	11,788
TXU Corp.,
6.550%, 11-15-34	2,250	1,012
		12,800
Environmental & Facilities Services - 0.39%
Allied Waste Industries, Inc., Convertible,
4.250%, 4-15-34	2,250	2,235
Allied Waste North America, Inc.,
7.125%, 5-15-16	1,500	1,583
		3,818
Fertilizers & Agricultural Chemicals - 0.37%
Mosaic Company (The),
7.625%, 12-1-16 (C)	3,400	3,627

Finance - 3.93%
CPM Holdings, Inc.,
10.625%, 9-1-14 (C)	5,350	5,524
Dollar Financial Corp., Convertible,
2.875%, 6-30-27	2,000	1,635
E*TRADE Financial Corporation:
7.375%, 9-15-13	2,400	2,172
7.875%, 12-1-15	3,850	3,388
12.500%, 11-30-17 (E)	7,250	7,776
GMAC LLC:
5.750%, 9-27-10 (C)	5,200	5,018
6.875%, 9-15-11 (C)	1,424	1,346
Harley-Davidson Funding Corp.,
6.800%, 6-15-18 (C)	8,625	8,401
Meridian Funding Company, LLC:
1.032%, 7-26-10 (D)	1,417	1,314
0.423%, 10-15-16 (C)(D)	2,750	1,855
		38,429
General Merchandise Stores - 1.45%
Dollar General Corporation,
11.875%, 7-15-17	12,650	14,231

Health Care Equipment - 0.58%
Biomet, Inc.,
11.625%, 10-15-17	3,500	3,815
Wright Medical Group, Inc., Convertible,
2.625%, 12-1-14	2,250	1,898
		5,713
Health Care Facilities - 4.24%
HCA - The Healthcare Company,
8.750%, 9-1-10	2,250	2,284
HCA Inc.:
6.250%, 2-15-13	1,750	1,671
6.750%, 7-15-13	2,750	2,633
6.375%, 1-15-15	2,000	1,780
6.500%, 2-15-16	3,750	3,328
9.625%, 11-15-16	8,008	8,328
9.875%, 2-15-17 (C)	500	530
8.500%, 4-15-19 (C)	4,750	4,964
HealthSouth Corporation,
7.218%, 6-15-14 (D)	16,345	16,018
		41,536
Health Care Facilities / Supplies - 2.23%
Angiotech Pharmaceuticals, Inc.,
7.750%, 4-1-14	5,000	3,575
Catalent Pharma Solutions, Inc.,
9.750%, 4-15-17 (H)	EUR1,225	1,291
ReAble Therapeutics Finance LLC and ReAble Therapeutics Finance Corporation:
10.875%, 11-15-14	$4,150	4,243
11.750%, 11-15-14	3,250	3,088
US Oncology Holdings, Inc.,
9.125%, 8-15-17 (C)	4,130	4,347
US Oncology, Inc.,
10.750%, 8-15-14	5,075	5,303
		21,847
Hotels, Resorts & Cruise Lines - 2.71%
Gaylord Entertainment Company:
8.000%, 11-15-13	6,883	7,055
6.750%, 11-15-14	8,500	7,862
Royal Caribbean Cruises Ltd.,
7.500%, 10-15-27	850	663
Starwood Hotels & Resorts Worldwide, Inc.:
7.875%, 5-1-12	3,325	3,450
6.750%, 5-15-18	8,000	7,550
		26,580
Household Products - 0.17%
Simmons Bedding Company,
7.875%, 1-15-14 (F)	1,000	910
Simmons Company,
0.000%, 12-15-14 (I)	2,955	739
		1,649
Independent Finance - 0.20%
American General Finance Corporation,
6.900%, 12-15-17	2,850	1,993

Independent Power Producers & Energy Traders - 0.05%
Sonat Inc.,
7.625%, 7-15-11	500	510

Industrial - Other - 0.80%
General Electric Company,
5.000%, 2-1-13	1,000	1,055
J.B. Poindexter & Co., Inc.,
8.750%, 3-15-14	400	336
TEGSA,
6.000%, 10-1-12	1,750	1,852
Tyco Electronics Group S.A.,
5.950%, 1-15-14	4,400	4,582
		7,825
IT Consulting & Other Services - 0.98%
SunGard Data Systems Inc.:
9.125%, 8-15-13	3,250	3,283
10.625%, 5-15-15 (C)	6,000	6,360
		9,643
Leisure - 2.40%
Regal Cinemas Corporation,
9.375%, 2-1-12	2,000	2,025
Speedway Motorsports, Inc.:
6.750%, 6-1-13	2,900	2,864
8.750%, 6-1-16 (C)	4,950	5,148
Wallace Theater Holdings Inc.,
12.500%, 6-15-13 (C)(D)	8,500	8,500
Yonkers Racing Corporation,
11.375%, 7-15-16 (C)	4,750	4,940
		23,477
Machinery - 1.20%
Case New Holland Inc.,
7.750%, 9-1-13 (C)	1,850	1,841
Terex Corporation:
10.875%, 6-1-16	7,850	8,557
8.000%, 11-15-17	1,500	1,376
		11,774
Metals / Mining - 1.10%
Compass Minerals International, Inc.,
8.000%, 6-1-19 (C)	3,850	3,893
Teck Resources Limited:
9.750%, 5-15-14	1,515	1,667
10.250%, 5-15-16	2,270	2,565
10.750%, 5-15-19	2,270	2,639
		10,764
Office Electronics - 0.63%
Xerox Corporation:
6.400%, 3-15-16	1,000	1,048
7.200%, 4-1-16	2,000	2,172
6.750%, 2-1-17	2,750	2,911
		6,131
Office Services & Supplies - 0.81%
Interface, Inc.:
11.375%, 11-1-13 (C)	5,250	5,696
9.500%, 2-1-14	2,270	2,250
		7,946
Oil & Gas Exploration & Production - 1.03%
Bill Barrett Corporation,
9.875%, 7-15-16	5,725	6,026
Petrohawk Energy Corporation,
9.125%, 7-15-13	4,000	4,110
		10,136
Oil & Gas Storage & Transportation - 0.47%
Regency Energy Partners LP,
9.375%, 6-1-16 (C)	4,430	4,607

Oil Refining & Marketing - 0.46%
Quicksilver Resources Inc.,
11.750%, 1-1-16	4,100	4,520

Packaged Foods & Meats - 3.18%
Central Garden & Pet Company,
9.125%, 2-1-13	29,310	29,640
Pilgrim's Pride Corporation,
7.625%, 5-1-15 (F)	1,350	1,472
		31,112
Paper & Forest Products - 0.32%
PE Paper Escrow GmbH,
12.000%, 8-1-14 (C)	2,880	3,110

Paper Packaging - 0.61%
Sealed Air Corporation:
7.875%, 6-15-17 (C)	3,250	3,427
6.875%, 7-15-33 (C)	2,750	2,518
		5,945
Paper Products - 0.41%
Buckeye Technologies Inc.,
8.500%, 10-1-13	3,940	4,039

Pharmaceuticals - 0.40%
Warner Chilcott Corporation,
8.750%, 2-1-15	3,800	3,895

Publishing - 0.80%
Nielsen Finance LLC and Nielsen Finance Co.:
11.500%, 5-1-16	2,200	2,310
0.000%, 8-1-16 (I)	7,000	5,513
		7,823
Railroads - 1.03%
Kansas City Southern de Mexico, S.A. de C.V.,
12.500%, 4-1-16 (C)	4,500	4,973
RailAmerica Inc.,
9.250%, 7-1-17 (C)	4,850	5,080
		10,053
Restaurants - 0.38%
NPC International, Inc.,
9.500%, 5-1-14	3,750	3,750

Retail Stores - 4.04%
Federated Department Stores, Inc.,
6.790%, 7-15-27	330	241
Federated Retail Holdings, Inc.,
6.375%, 3-15-37	2,450	1,931
Jostens IH Corp.,
7.625%, 10-1-12	3,500	3,504
Limited Brands, Inc.:
6.900%, 7-15-17	2,000	1,886
8.500%, 6-15-19 (C)	1,100	1,151
May Department Stores Company (The),
6.900%, 1-15-32	1,695	1,312
Neiman Marcus Group, Inc. (The):
9.000%, 10-15-15 (E)	14,360	11,965
10.375%, 10-15-15	1,000	855
Sally Holdings LLC and Sally Capital Inc.,
10.500%, 11-15-16	4,741	4,942
Sonic Automotive, Inc.,
8.625%, 8-15-13	10,450	9,980
Toys "R" Us, Inc.,
7.875%, 4-15-13	1,850	1,776
		39,543
Service - Other - 8.27%
Education Management LLC and Education Management Finance Corp.:
8.750%, 6-1-14	12,375	13,118
10.250%, 6-1-16	13,400	14,874
Expedia, Inc.,
8.500%, 7-1-16 (C)	2,435	2,569
Interpublic Group of Companies, Inc. (The),
10.000%, 7-15-17 (C)	2,800	3,024
KAR Holdings, Inc.:
4.483%, 5-1-14 (D)	125	113
8.750%, 5-1-14	5,625	5,569
Laureate Education, Inc.:
10.000%, 8-15-15 (C)	24,548	23,075
11.000%, 8-15-15 (C)(E)	10,002	8,722
11.750%, 8-15-17 (B)	2,500	2,325
Reddy Ice Holdings, Inc.,
10.500%, 11-1-12	1,435	1,101
West Corporation:
9.500%, 10-15-14	815	799
11.000%, 10-15-16	5,895	5,851
		81,140
Technology - 1.94%
L-3 Communications Corporation:
6.125%, 7-15-13	4,325	4,379
6.125%, 1-15-14	2,070	2,086
Terremark Worldwide, Inc.,
12.000%, 6-15-17 (C)	6,100	6,648
Xerox Capital Trust I,
8.000%, 2-1-27	6,010	5,875
		18,988
Telecommunications - 0.23%
CCH II, LLC and CCH II Capital Corp.,
10.250%, 9-15-10 (F)	2,000	2,250

Utilities - 0.88%
AES Corporation (The):
9.375%, 9-15-10	2,000	2,060
9.750%, 4-15-16 (C)	6,000	6,540
		8,600
Wireless Telecommunication Service - 2.19%
Centennial Communications Corp.,
6.347%, 1-1-13 (D)	1,750	1,706
Cricket Communications, Inc.,
7.750%, 5-15-16 (C)	5,725	5,811
SBA Telecommunications, Inc.:
8.000%, 8-15-16 (C)	1,125	1,150
8.250%, 8-15-19 (C)	1,125	1,159
Wind Acquisition Finance S.A.,
11.750%, 7-15-17 (C)	10,300	11,614
		21,440

TOTAL CORPORATE DEBT SECURITIES - 78.34%		$767,508

(Cost: $693,244)

MUNICIPAL BONDS - TAXABLE - 0.54%

New York
New York City Industrial Development Agency,
11.000%, 3-1-29 (B)	5,000	$5,331
(Cost: $5,000)

SENIOR LOANS

Broadcast / Outdoor - 0.13%
High Plains Broadcasting Operating Company, LLC,
7.250%, 9-14-16 (D)	1,665	1,284

Cable & Satellite - 0.50%
Newport Television LLC:
7.250%, 9-14-16 (D)	2,121	1,636
8.000%, 9-14-16 (D)	4,183	3,226
		4,862
Casinos & Gaming - 0.34%
Las Vegas Sands, LLC:
2.040%, 5-23-14 (D)	3,286	2,743
2.040%, 5-23-14 (D)	664	554
		3,297
Construction Materials - 1.59%
Headwaters Incorporated,
9.000%, 4-30-11 (D)	16,214	15,444

Consumer Finance - 0.19%
Venetian Macau Limited:
5.790%, 5-25-13 (D)	1,626	1,548
5.790%, 5-25-13 (D)	364	347
		1,895
Consumer Products - 0.35%
Wm. Wrigley Jr. Company,
6.500%, 7-17-14 (D)	3,393	3,448

Diversified Chemicals - 1.23%
Solutia Inc.,
7.250%, 2-28-14 (D)	11,932	12,074

Health Care Facilities - 0.07%
HCA Inc.,
2.533%, 11-16-13 (D)	754	711

Household Products - 0.32%
THL Bedding Holding Company,
10.500%, 12-19-11 (D)	3,187	3,142

Retail / Food & Drug - 0.74%
Rite Aid Corporation,
9.500%, 6-5-15 (D)	7,000	7,309

Retail Stores - 0.18%
Neiman Marcus Group, Inc. (The):
2.253%, 4-6-13 (D)	769	665
2.322%, 4-6-13 (D)	1,231	1,065
		1,730
Service - Other - 0.99%
iPayment, Inc.:
2.246%, 5-10-13 (D)	1,224	1,024
2.249%, 5-10-13 (D)	2,636	2,206
2.283%, 5-10-13 (D)	5,349	4,475
Laureate Education, Inc.,
7.000%, 8-1-14 (D)	2,000	1,993
		9,698
Specialized Finance - 1.89%
CIT Group Inc.:
13.000%, 1-18-12 (D)	13,000	13,381
13.000%, 1-18-12 (D)	5,000	5,146
		18,527
Technology - 0.23%
Palm Inc.,
3.790%, 4-24-14 (D)	2,716	2,295

Telecommunications - 0.96%
Charter Communications Operating LLC,
6.250%, 3-6-14 (D)	5,955	5,607
Univision Communications Inc.,
2.533%, 9-29-14 (D)	4,500	3,792
		9,399
Utilities - 1.43%
Energy Future Competitive Holdings Company and Texas Competitive Electric Holdings Company, LLC:
3.754%, 10-10-14 (D)	2,196	1,746
3.754%, 10-10-14 (D)	1,967	1,564
3.783%, 10-10-14 (D)	11	9
Texas Competitive Electric Holding Company, LLC:
3.754%, 10-10-14 (D)	8,359	6,648
3.754%, 10-10-14 (D)	5,000	3,976
3.783%, 10-10-14 (D)	21	17
3.783%, 10-10-14 (D)	10	8
		13,968

TOTAL SENIOR LOANS - 11.14%		$109,083

(Cost: $99,456)

SHORT-TERM SECURITIES

Commercial Paper - 8.46%
Clorox Co.:
0.220%, 10-13-09	2,000	2,000
0.300%, 10-13-09	5,100	5,099
0.260%, 10-16-09	3,650	3,650
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.):
0.220%, 10-19-09	10,000	9,999
0.320%, 10-22-09	4,000	3,999
Honeywell International Inc.,
0.170%, 10-2-09	8,000	8,000
Kellogg Co.:
0.230%, 10-6-09	8,000	8,000
0.200%, 10-13-09	3,688	3,688
Kitty Hawk Funding Corp.,
0.220%, 10-15-09	6,000	5,999
PACCAR Financial Corp.,
0.170%, 10-2-09	5,000	5,000
Sara Lee Corporation,
0.100%, 10-1-09	2,124	2,124
Straight-A Funding, LLC (Federal Financing Bank):
0.210%, 10-13-09	10,000	9,999
0.250%, 10-19-09	5,000	4,999
Wisconsin Electric Power Co.,
0.180%, 10-6-09	10,362	10,362
		82,918
Master Note - 0.01%
Toyota Motor Credit Corporation,
0.139%, 10-1-09 (D)	63	63

Municipal Obligations - 0.26%
California Pollution Control Financing Authority, Environmental Improvement Revenue Bonds (Atlantic Richfield Company Project), Series 1997, (BP p.l.c.),
0.500%, 12-1-09	2,500	2,500

TOTAL SHORT-TERM SECURITIES - 8.73%		$85,481

(Cost: $85,481)

TOTAL INVESTMENT SECURITIES - 98.85%		$968,333

(Cost: $883,918)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.15%		11,268

NET ASSETS - 100.00%		$979,601

Notes to Schedule of Investments

The following forward foreign currency contracts were outstanding at September 30, 2009:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

Sell	British Pound	Citibank, N.A.	39	2-16-10	$8	$––
Sell	British Pound	Citibank, N.A.	39	8-16-10	8	––
Sell	British Pound	Citibank, N.A.	1,040	2-15-11	204	––

					$220	$––
*Not shown due to rounding.

(A)No dividends were paid during the preceding 12 months.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Directors. At September 30, 2009, the total value of these securities amounted to $28,069 or 2.87% of net assets.

(C)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Directors. At September 30, 2009, the total value of these securities amounted to $245,524 or 25.06% of net assets.

(D)Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2009.

(E)Payment in kind bonds.

(F)Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(G)This security currently pays the stated rate but this rate will increase in the future.

(H)Principal amounts are denominated in the indicated foreign currency, where applicable (EUR - Euro and GBP - British Pound).

(I)Securities do not bear interest for an initial period of time and subsequently become interest bearing.

For Federal income tax purposes, cost of investments owned at September 30, 2009 and the related unrealized appreciation (depreciation) were as follows:
Cost	$884,485
Gross unrealized appreciation	90,165
Gross unrealized depreciation	(6,317)
Net unrealized appreciation	$83,848

See Accompanying Notes to Financial Statements.

PORTFOLIO HIGHLIGHTS
Ivy Limited-Term Bond Fund

ALL DATA IS AS OF SEPTEMBER 30, 2009 (UNAUDITED)

Asset Allocation
Bonds	86.46%
Corporate Debt Securities	48.60%
United States Government and Government Agency Obligations	35.66%
Municipal Bonds - Taxable	2.20%
Cash and Cash Equivalents	13.54%

Lipper Rankings
Category: Lipper Short-Intermediate Investment Grade Debt Funds	Rank	Percentile
1 Year	97/148	66
3 Year	36/134	27
5 Year	66/126	52
10 Year	66/71	92

Past performance is no guarantee of future results. Rankings are for Class C shares and are based on average annual total returns, but do not consider sales charges. Rankings for other share classes may vary.

Certain U.S. government securities in which the Fund may invest, such as Treasury securities and securities issued by the Government National Mortgage Association (Ginnie Mae), are backed by the full faith and credit of the U.S. government. However, other U.S. government securities in which the Fund may invest, such as securities issued by the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLB), are not backed by the full faith and credit of the U.S. government, are not insured or guaranteed by the U.S. government and, instead, may be supported only by the right of the issuer to borrow from the U.S. Treasury or by the credit of the issuer.

On Sept. 7, 2008, the Federal Housing Finance Agency (FHFA), an agency of the U.S. government, placed Fannie Mae and Freddie Mac into conservatorship, a statutory process with the objective of returning the entities to normal business operations. FHFA will act as the conservator to operate Fannie Mae and Freddie Mac until they are stabilized. It is unclear what effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac.

Quality Weightings
Investment Grade	86.46%
AAA	44.94%
AA	5.58%
A	19.05%
BBB	16.89%
Cash and Cash Equivalents	13.54%

Ratings reflected in the wheel are taken from the following sources in order of preference: Standard & Poor's, Moody's or management's internal ratings, where no other ratings are available.

Bond Portfolio Characteristics
Average maturity	2.8 years
Effective duration	2.4 years
Weighted average bond rating	AA

ILLUSTRATION OF FUND EXPENSES
Ivy Limited-Term Bond Fund

(UNAUDITED)

For the Six Months Ended September 30, 2009	Beginning Account Value 3-31-09	Ending Account Value 9-30-09	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*
Based on Actual Fund Return(1)
Class A	$1,000	$1,042.60	1.04%	$5.31
Class B	$1,000	$1,038.40	1.84%	$9.38
Class C	$1,000	$1,039.00	1.74%	$8.87
Class E	$1,000	$1,043.40	0.86%	$4.39
Class I	$1,000	$1,044.30	0.74%	$3.78
Class Y	$1,000	$1,042.90	1.01%	$5.21
Based on 5% Return(2)
Class A	$1,000	$1,019.87	1.04%	$5.25
Class B	$1,000	$1,015.85	1.84%	$9.27
Class C	$1,000	$1,016.33	1.74%	$8.77
Class E	$1,000	$1,020.74	0.86%	$4.34
Class I	$1,000	$1,021.37	0.74%	$3.74
Class Y	$1,000	$1,020.00	1.01%	$5.15

* Fund expenses for each share class are equal to the Fund's annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 183 days in the six-month period ended September 30, 2009, and divided by 365.

(1) This section uses the Fund's actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The "Ending Account Value" shown is computed using the Fund's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the last column.

(2) This section uses a hypothetical five percent annual return and actual Fund expenses. It helps to compare the Fund's ongoing costs with other mutual funds. A shareholder can compare the Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustrations are based on ongoing costs only and do not include any transactional costs, such as sales loads, redemption fees or exchange fees.

See "Disclosure of Expenses" on page 5 for further information on how expenses were calculated.

SCHEDULE OF INVESTMENTS
Ivy Limited-Term Bond Fund (in thousands)

SEPTEMBER 30, 2009 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value

Aerospace & Defense - 0.46%
Honeywell International Inc.,
3.875%, 2-15-14	$3,100	$3,228

Airlines - 0.76%
Southwest Airlines Co.,
6.500%, 3-1-12	5,000	5,257

Banking - 3.32%
Citigroup Inc. (Federal Deposit Insurance Corporation),
2.875%, 12-9-11 (A)	6,000	6,195
JPMorgan Chase & Co.:
4.600%, 1-17-11	1,225	1,262
5.375%, 10-1-12	2,000	2,153
4.650%, 6-1-14	5,000	5,217
Regions Bank (Federal Deposit Insurance Corporation),
3.250%, 12-9-11 (A)	6,000	6,243
State Street Corporation,
4.300%, 5-30-14	2,000	2,102
		23,172
Beverage / Bottling - 1.18%
Anheuser-Busch InBev Worldwide Inc.,
5.375%, 11-15-14 (B)	5,500	5,871
Bottling Group, LLC,
6.950%, 3-15-14	2,000	2,332
		8,203
Biotechnology - 0.36%
Amgen Inc.,
4.000%, 11-18-09	2,500	2,513

Cable & Satellite - 0.14%
Cox Communications, Inc.,
4.625%, 1-15-10	1,000	1,009

Communications Equipment - 0.76%
Cisco Systems, Inc.,
5.250%, 2-22-11	5,000	5,270

Computer Hardware - 1.31%
Dell Inc.,
3.375%, 6-15-12	2,000	2,073
Electronic Data Systems Corporation (Hewlett-Packard Company),
7.125%, 10-15-09	2,500	2,505
Hewlett-Packard Company,
6.500%, 7-1-12	1,500	1,677
International Business Machines Corporation,
6.500%, 10-15-13	2,500	2,851
		9,106
Construction & Farm Machinery & Heavy Trucks - 1.11%
Caterpillar Inc.,
7.000%, 12-15-13	2,000	2,297
John Deere Capital Corporation,
5.250%, 10-1-12	5,000	5,409
		7,706
Consumer Finance - 1.21%
American Express Travel Related Services Co., Inc.,
5.250%, 11-21-11 (C)	6,000	6,199
Capital One Financial Corporation,
7.375%, 5-23-14	2,000	2,233
		8,432
Distillers & Vintners - 0.73%
Diageo Capital plc,
4.375%, 5-3-10	5,000	5,111

Diversified Banks - 0.23%
Wells Fargo Financial, Inc.,
5.500%, 8-1-12	1,487	1,579

Diversified Chemicals - 0.79%
Dow Chemical Company (The),
7.600%, 5-15-14	5,000	5,533

Diversified Metals & Mining - 0.78%
BHP Billiton Finance (USA) Limited:
5.000%, 12-15-10	1,000	1,035
5.500%, 4-1-14	4,000	4,422
		5,457
Electric - 2.25%
NorthWestern Corporation,
5.875%, 11-1-14	2,000	2,108
Oncor Electric Delivery Company,
6.375%, 5-1-12	3,000	3,258
SCANA Corporation,
6.250%, 2-1-12	5,000	5,341
Southern Power Company,
6.250%, 7-15-12	4,500	4,927
		15,634
Environmental & Facilities Services - 0.65%
Allied Waste Industries, Inc.,
6.500%, 11-15-10	4,375	4,517

Finance - Other - 2.11%
General Electric Capital Corporation,
5.250%, 10-19-12	550	582
General Electric Capital Corporation (Federal Deposit Insurance Corporation),
3.000%, 12-9-11 (A)	6,000	6,210
TIAA Global Markets, Inc.,
5.125%, 10-10-12 (B)	2,250	2,414
Western Union Company (The),
6.500%, 2-26-14	5,000	5,463
		14,669
Food Processors - 2.42%
Cargill, Incorporated,
5.600%, 9-15-12 (B)	7,732	8,299
General Mills, Inc.,
6.000%, 2-15-12	5,000	5,433
Kellogg Company,
4.450%, 5-30-16	2,950	3,087
		16,819
Gas - Local Distribution - 1.35%
AGL Capital Corporation,
7.125%, 1-14-11	4,000	4,208
DCP Midstream, LLC,
9.700%, 12-1-13 (B)	4,500	5,208
		9,416
Gas Pipe Lines - 1.53%
Maritimes & Northeast Pipeline, L.L.C.,
7.500%, 5-31-14 (B)	6,000	6,310
Northern Natural Gas,
7.000%, 6-1-11 (C)	4,000	4,321
		10,631
Health Care Supply - 0.74%
Providence Health & Services Obligated Group, Direct Obligation Notes, Series 2009A,
5.050%, 10-1-14	5,000	5,140

Home Improvement Retail - 0.59%
Lowe's Companies, Inc.,
5.600%, 9-15-12	3,736	4,135

Hypermarkets & Super Centers - 0.47%
Wal-Mart Stores, Inc.,
4.550%, 5-1-13	3,000	3,239

Industrial Machinery - 0.78%
Illinois Tool Works Inc.,
5.150%, 4-1-14	5,000	5,435

Information / Data Technology - 0.06%
IBM International Group Capital LLC,
5.050%, 10-22-12	400	435

Integrated Oil & Gas - 1.60%
Chevron Corporation,
3.950%, 3-3-14	5,000	5,267
ConocoPhillips,
4.600%, 1-15-15	5,500	5,873
		11,140
Integrated Telecommunication Services - 0.39%
AT&T Inc.,
4.950%, 1-15-13	500	533
AT&T Wireless Services, Inc.,
7.875%, 3-1-11	2,000	2,171
		2,704
Investment Banking & Brokerage - 1.73%
Goldman Sachs Group, Inc. (The),
6.875%, 1-15-11	3,500	3,716
Morgan Stanley (Federal Deposit Insurance Corporation),
3.250%, 12-1-11 (A)	8,000	8,324
		12,040
Life Insurance - 1.30%
MetLife Global Funding I,
5.125%, 6-10-14 (C)	3,500	3,658
MetLife, Inc.,
6.125%, 12-1-11	5,000	5,374
		9,032
Metals / Mining - 0.86%
Rio Tinto Finance (USA) Limited,
8.950%, 5-1-14	5,000	5,903

Oil & Gas - 1.30%
Petro-Canada,
4.000%, 7-15-13	4,500	4,505
Western Oil Sands Inc.,
8.375%, 5-1-12	4,000	4,529
		9,034
Oilfield Machinery & Service - 0.77%
Weatherford International, Inc.,
5.950%, 6-15-12	5,000	5,362

Other Diversified Financial Services - 1.65%
Bank of America Corporation,
6.500%, 8-1-16	5,000	5,258
Bank of America Corporation (Federal Deposit Insurance Corporation),
3.125%, 6-15-12 (A)	6,000	6,241
		11,499
Packaged Foods & Meats - 0.80%
Kraft Foods, Inc.,
6.750%, 2-19-14	5,000	5,580

Pharmaceuticals - 4.06%
Abbott Laboratories:
3.750%, 3-15-11	2,000	2,073
5.600%, 5-15-11	500	535
Eli Lilly and Company,
4.200%, 3-6-14	5,775	6,129
Merck & Co., Inc.,
4.000%, 6-30-15	2,000	2,102
Novartis Capital Corporation,
4.125%, 2-10-14	2,000	2,112
Pfizer Inc.,
5.350%, 3-15-15	5,000	5,538
Roche Holdings Ltd,
5.000%, 3-1-14 (B)	4,000	4,326
Wyeth,
5.500%, 2-1-14	5,000	5,463
		28,278
Property & Casualty Insurance - 1.52%
Berkshire Hathaway Finance Corporation:
4.000%, 4-15-12	8,000	8,387
4.750%, 5-15-12	550	589
5.000%, 8-15-13	1,500	1,630
		10,606
Restaurants - 0.26%
YUM! Brands, Inc.,
4.250%, 9-15-15	1,750	1,789

Retail Stores - Food / Drug - 0.93%
Walgreen Co.,
4.875%, 8-1-13	6,000	6,470

Retail Stores - Other - 0.66%
Best Buy Co., Inc.,
6.750%, 7-15-13	4,300	4,608

Service - Other - 0.66%
Waste Management, Inc.,
6.375%, 3-11-15	4,175	4,621

Soft Drinks - 1.59%
Coca-Cola Company (The),
3.625%, 3-15-14	4,200	4,354
Coca-Cola Enterprises Inc.,
4.250%, 3-1-15	3,000	3,173
PepsiCo, Inc.,
3.750%, 3-1-14	3,400	3,542
		11,069
Telecommunications - 1.42%
British Telecommunications plc,
5.150%, 1-15-13	1,000	1,042
Deutsche Telekom International Finance B.V.,
4.875%, 7-8-14	4,000	4,200
Verizon New York Inc.,
6.875%, 4-1-12	4,250	4,623
		9,865
Trucking & Shipping - 1.01%
Federal Express Corporation,
9.650%, 6-15-12	6,005	7,016

TOTAL CORPORATE DEBT SECURITIES - 48.60%		$338,262

(Cost: $316,795)

MUNICIPAL BONDS - TAXABLE

Georgia - 0.29%
Hospital Authority of Savannah, Revenue Bonds, St. Joseph's/Candler Health System, Inc., Series 1998C,
6.625%, 7-1-18	1,950	1,991

Massachusetts - 0.89%
Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 81,
7.700%, 6-1-32	5,870	6,200

Missouri - 0.07%
Missouri Development Finance Board, Taxable Infrastructure Facilities Revenue Bonds (City of Independence, Missouri - Crackerneck Creek Project), Series 2006A,
5.350%, 3-1-10	515	521

Nebraska - 0.95%
Nebraska Public Power District, General Revenue Bonds, 2008 Series A,
5.140%, 1-1-14	6,150	6,589

TOTAL MUNICIPAL BONDS - TAXABLE - 2.20%		$15,301

(Cost: $14,750)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS

Agency Obligations - 7.09%
Federal Farm Credit Bank:
4.750%, 9-30-15	4,000	4,320
5.250%, 1-6-16	4,000	4,411
Federal Home Loan Bank:
3.375%, 9-10-10	5,000	5,134
4.375%, 9-13-13	6,000	6,494
Federal Home Loan Mortgage Corporation:
4.500%, 7-6-10	5,000	5,150
3.125%, 10-25-10	2,500	2,568
Federal National Mortgage Association:
2.000%, 3-2-11	5,000	5,021
2.500%, 3-19-12	5,000	5,040
4.000%, 1-18-13	2,500	2,599
4.375%, 7-17-13	8,000	8,672
		49,409
Mortgage-Backed Obligations - 11.84%
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
5.000%, 5-15-31	1,581	1,640
5.500%, 12-15-31	3,000	3,133
Federal Home Loan Mortgage Corporation Agency REMIC/CMO (Interest Only), (D)
5.000%, 6-15-24	374	5
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
5.500%, 4-1-20	3,853	4,114
4.500%, 10-1-20	4,402	4,649
6.000%, 11-1-36	2,345	2,483
Federal National Mortgage Association Agency REMIC/CMO:
4.720%, 9-20-12	6,925	7,326
4.780%, 1-25-17	4,914	5,129
5.000%, 9-25-18	1,500	1,577
4.500%, 2-25-28	2,164	2,243
5.500%, 7-15-32	5,000	5,231
5.500%, 10-25-32	1,000	1,044
5.000%, 12-15-34	5,000	5,222
Federal National Mortgage Association Agency REMIC/CMO (Interest Only), (D)
5.500%, 11-25-36	1,372	181
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
4.500%, 8-1-19	682	718
6.000%, 6-1-22	6,518	6,964
5.500%, 11-1-22	1,261	1,346
5.000%, 4-1-28	6,741	7,041
5.000%, 5-1-28	1,910	1,995
5.000%, 6-25-32	3,250	3,333
6.500%, 11-1-37	2,316	2,469
6.000%, 7-1-38	5,103	5,389
5.500%, 1-25-39	709	744
Government National Mortgage Association Agency REMIC/CMO:
4.585%, 8-16-34	1,700	1,785
5.000%, 4-16-39	4,952	5,212
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
5.000%, 12-15-17	607	644
4.000%, 9-15-18	731	760
		82,377

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS - 18.93%		$131,786

(Cost: $128,271)

UNITED STATES GOVERNMENT OBLIGATIONS - 16.73%

Treasury Obligations
United States Treasury Notes:
3.125%, 11-30-09	5,000	5,024
4.000%, 4-15-10	5,000	5,101
2.625%, 5-31-10	5,000	5,078
4.500%, 11-15-10	5,000	5,225
4.500%, 2-28-11	5,000	5,274
5.125%, 6-30-11	5,000	5,377
5.000%, 8-15-11	3,000	3,233
4.625%, 8-31-11	10,000	10,709
4.500%, 11-30-11	6,000	6,443
4.625%, 2-29-12	5,000	5,415
4.750%, 5-31-12	5,000	5,457
4.125%, 8-31-12	4,500	4,854
3.875%, 2-15-13	6,000	6,449
3.375%, 7-31-13	10,000	10,594
4.250%, 8-15-13	6,500	7,089
2.375%, 8-31-14	25,000	25,100
(Cost: $113,882)		$116,422

SHORT-TERM SECURITIES

Commercial Paper - 8.36%
Becton Dickinson & Co.:
0.180%, 10-5-09	6,000	6,000
0.170%, 10-19-09	6,000	5,999
Coca-Cola Company (The),
0.140%, 11-9-09	3,000	3,000
General Mills, Inc.,
0.250%, 10-13-09	3,000	3,000
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.),
0.270%, 10-26-09	5,000	4,999
Hewlett-Packard Company,
0.140%, 10-7-09	5,000	5,000
Kraft Foods Inc.,
0.400%, 11-16-09	3,000	2,998
PACCAR Financial Corp.,
0.160%, 10-19-09	5,000	5,000
Sara Lee Corporation,
0.100%, 10-1-09	2,155	2,155
Straight-A Funding, LLC (Federal Financing Bank):
0.210%, 10-13-09	10,000	9,999
0.190%, 10-21-09	5,018	5,017
Wisconsin Electric Power Co.,
0.170%, 10-9-09	5,000	5,000
		58,167
Master Note - 0.60%
Toyota Motor Credit Corporation,
0.139%, 10-1-09 (E)	4,191	4,191

Municipal Obligations - 0.99%
New York State Housing Finance Agency, Related-Caroline Apartments Housing Revenue Bonds, 2008 Series A (Freddie Mac),
0.350%, 10-1-09 (E)	6,900	6,900

TOTAL SHORT-TERM SECURITIES - 9.95%		$69,258

(Cost: $69,258)

TOTAL INVESTMENT SECURITIES - 96.41%		$671,029

(Cost: $642,956)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 3.59%		25,016

NET ASSETS - 100.00%		$696,045

Notes to Schedule of Investments

(A) Security is fully guaranteed by the Federal Deposit Insurance Corporation for both interest and principal under the Debt Guarantee Program of the Temporary Liquidity Guarantee Program. The guarantee expires at the earlier of the security's maturity date or December 31, 2012.

(B) Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Directors. At September 30, 2009, the total value of these securities amounted to $32,428 or 4.66% of net assets.

(C) Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Directors. At September 30, 2009, the total value of these securities amounted to $14,178 or 2.04% of net assets.

(D) Amount shown in principal column represents notional amount for computation of interest.

(E) Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2009.

The following acronyms are used throughout this schedule:
CMO = Collateralized Mortgage Obligation
REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at September 30, 2009 and the related unrealized appreciation (depreciation) were as follows:
Cost	$642,973
Gross unrealized appreciation	28,228
Gross unrealized depreciation	(172)
Net unrealized appreciation	$28,056

See Accompanying Notes to Financial Statements.

PORTFOLIO HIGHLIGHTS
Ivy Money Market Fund

ALL DATA IS AS OF SEPTEMBER 30, 2009 (UNAUDITED)

Asset Allocation
Corporate Obligations	69.71%
Notes	46.82%
Commercial Paper	10.58%
Commercial Paper (backed by irrevocable bank letter of credit)	10.05%
Notes (backed by irrevocable bank letter of credit)	2.26%
Municipal Obligations	26.81%
United States Government and Government Agency Obligations	2.93%
Cash and Other Assets, Net of Liabilities	0.55%

ILLUSTRATION OF FUND EXPENSES
Ivy Money Market Fund

(UNAUDITED)

For the Six Months Ended September 30, 2009	Beginning Account Value 3-31-09	Ending Account Value 9-30-09	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*
Based on Actual Fund Return(1)
Class A	$1,000	$1,004.50	0.66%	$3.31
Class B**	$1,000	$1,001.20	1.33%	$6.70
Class C**	$1,000	$1,001.20	1.33%	$6.70
Class E	$1,000	$1,003.80	0.78%	$3.91
Based on 5% Return(2)
Class A	$1,000	$1,021.74	0.66%	$3.34
Class B**	$1,000	$1,018.40	1.33%	$6.76
Class C**	$1,000	$1,018.38	1.33%	$6.76
Class E	$1,000	$1,021.16	0.78%	$3.94

* Fund expenses for each share class are equal to the Fund's annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 183 days in the six-month period ended September 30, 2009, and divided by 365.

**These shares are not available for direct investments. However, they are available by exchange from Class B or Class C shares of another Ivy Fund.

(1) This section uses the Fund's actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The "Ending Account Value" shown is computed using the Fund's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the last column.

(2) This section uses a hypothetical five percent annual return and actual Fund expenses. It helps to compare the Fund's ongoing costs with other mutual funds. A shareholder can compare the Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustrations are based on ongoing costs only and do not include any transactional costs, such as sales loads, redemption fees or exchange fees.

See "Disclosure of Expenses" on page 5 for further information on how expenses were calculated.

SCHEDULE OF INVESTMENTS
Ivy Money Market Fund (in thousands)

SEPTEMBER 30, 2009 (UNAUDITED)

CORPORATE OBLIGATIONS	Principal	Value

Commercial Paper
Corporacion Andina de Fomento:
1.400%, 2-12-10	$6,300	$6,267
1.150%, 4-13-10	3,000	2,982
Kitty Hawk Funding Corp.,
0.200%, 10-2-09	7,000	7,000
Straight-A Funding, LLC (Federal Financing Bank):
0.210%, 10-13-09	10,000	9,999
0.260%, 11-16-09	5,500	5,498

Total Commercial Paper - 10.58%		31,746

Commercial Paper (backed by irrevocable bank letter of credit)
COFCO Capital Corp. (Rabobank Nederland),
0.720%, 10-20-09	15,075	15,069
River Fuel Company #2, Inc. (Bank of New York (The)),
0.260%, 10-30-09	5,945	5,944
River Fuel Funding Company #3, Inc. (Bank of New York (The)),
0.300%, 10-30-09	8,023	8,021
River Fuel Trust #1 (Bank of New York (The)),
0.220%, 10-30-09	1,100	1,100

Total Commercial Paper (backed by irrevocable bank letter of credit) - 10.05%		30,134

Master Note - 0.00%
Toyota Motor Credit Corporation,
0.139%, 10-1-09 (A)	1	1

Notes
3M Company,
7.139%, 12-14-09	11,000	11,096
American Honda Finance Corp.:
0.846%, 10-29-09 (A)	5,000	4,954
0.872%, 11-5-09 (A)	2,100	2,082
0.814%, 11-9-09 (A)	1,000	998
1.950%, 11-16-09 (A)	1,000	1,000
0.475%, 11-20-09 (A)	700	698
0.625%, 11-20-09 (A)	2,500	2,493
Bank of America Corporation,
4.500%, 8-1-10	4,000	4,104
Bank of America Corporation (Federal Deposit Insurance Corporation),
0.330%, 12-14-09 (A)(B)	16,250	16,250
Bank of America, N.A.:
1.059%, 11-12-09 (A)	3,000	2,979
0.657%, 1-22-10 (A)	5,900	5,900
Bear Stearns Companies Inc. (The) (JPMorgan Chase & Co.),
0.549%, 11-18-09 (A)	2,150	2,148
BellSouth Corporation (AT&T Inc.),
4.950%, 4-26-10 (A)	8,400	8,521
BP Capital Markets p.l.c.,
0.419%, 12-11-09 (A)	1,500	1,500
Caterpillar Financial Services Corporation,
0.588%, 10-9-09 (A)	3,900	3,897
Citibank, N.A. (Federal Deposit Insurance Corporation),
0.333%, 12-30-09 (A)(B)	7,800	7,800
Citigroup Funding Inc.,
1.518%, 11-9-09 (A)	2,000	1,995
Citigroup Funding Inc. (Federal Deposit Insurance Corporation),
0.591%, 10-30-09 (A)(B)	3,500	3,500
Citigroup Inc.:
4.125%, 2-22-10	1,000	1,011
4.625%, 8-3-10	2,000	2,041
Countrywide Financial Corporation,
4.500%, 6-15-10	2,500	2,557
Electronic Data Systems Corporation (Hewlett-Packard Company),
7.125%, 10-15-09	13,080	13,106
IBM International Group Capital LLC (International Business Machines Corporation),
0.627%, 11-27-09 (A)	1,500	1,500
John Deere Capital Corporation:
0.803%, 10-16-09 (A)	2,500	2,498
0.837%, 11-27-09 (A)	1,500	1,497
4.125%, 1-15-10	1,600	1,611
JPMorgan Chase & Co.:
0.781%, 11-19-09 (A)	750	749
7.625%, 12-7-09	6,500	6,554
0.365%, 12-29-09 (A)	1,400	1,397
Praxair Inc.,
0.477%, 11-27-09 (A)	2,000	2,000
Procter & Gamble Company (The),
0.478%, 11-7-09 (A)	1,500	1,500
Procter & Gamble International Funding S.C.A. (Procter & Gamble Company (The)),
0.714%, 11-9-09 (A)	750	750
Rabobank Nederland,
0.440%, 11-16-09 (A)	1,500	1,500
Roche Holdings, Inc.,
1.393%, 11-25-09 (A)	10,200	10,205
Toyota Motor Credit Corporation:
1.334%, 12-3-09 (A)	4,000	4,000
1.342%, 12-18-09 (A)	3,000	3,000
Wells Fargo & Company,
4.200%, 1-15-10	1,000	1,006

Total Notes - 46.82%		140,397

Notes (backed by irrevocable bank letter of credit)
Conestoga Wood Specialties Corporation, Variable/Fixed Rate Taxable Demand Revenue Bonds, Series 2000 (Wachovia Bank, N.A.),
0.450%, 10-1-09 (A)	1,935	1,935
The Academy of the New Church, Taxable Variable Rate Demand Bonds, Series 2008 (Wachovia Bank, N.A.),
0.350%, 10-1-09 (A)	3,000	3,000
Trap Rock Industries, Inc., Taxable Variable Demand Bonds, Series 2005 (Wachovia Bank, National Association),
0.350%, 10-1-09 (A)	1,835	1,835

Total Notes (backed by irrevocable bank letter of credit) - 2.26%		6,770

TOTAL CORPORATE OBLIGATIONS - 69.71%		$209,048

(Cost: $209,048)

MUNICIPAL OBLIGATIONS

California - 7.15%
California Health Facilities Financing Authority, Variable Rate Hospital Revenue Bonds (Adventist Health System/West), 1998 Series B (Bank of America, N.A.),
0.280%, 10-1-09 (A)	3,700	3,700
California Pollution Control Financing Authority, Environmental Improvement Revenue Bonds (Atlantic Richfield Company Project), Series 1997, (BP p.l.c.),
0.500%, 10-1-09	15,000	15,000
California Pollution Control Financing Authority, Pollution Control Refunding Revenue Bonds (Pacific Gas and Electric Company) Series C (JPMorgan Chase Bank),
0.300%, 10-1-09 (A)	1,532	1,532
City of Los Angeles, Wastewater System Subordinate Revenue Bonds, Variable Rate Refunding, Series 2008-G (Bank of America, N.A.),
0.300%, 10-1-09 (A)	1,200	1,200
		21,432
Colorado - 0.43%
Colorado Health Facilities Authority, Variable Rate Revenue Bonds (Exempla, Inc.), Series 2009A (U.S. Bank, N.A.),
0.220%, 10-7-09 (A)	1,300	1,300

Georgia - 2.33%
Development Authority of Richmond County, Variable Rate Demand Revenue Bonds (Family Y Project), Series 2004,
0.370%, 10-1-09 (A)	3,490	3,490
Municipal Electric Authority of Georgia, General Resolution Projects Bond Anticipation Notes, Series A and B,
1.000%, 12-2-09	3,500	3,500
		6,990
Illinois - 7.16%
City of Chicago, General Obligation Tender Notes, Taxable Series 2009 (U.S. Bank, N.A.),
1.340%, 7-8-10	6,500	6,501
State of Illinois, General Obligation Certificates of August, 2009,
2.000%, 6-10-10	11,750	11,823
State of Illinois, General Obligation Certificates of May, 2009,
4.000%, 4-26-10	3,100	3,149
		21,473
Indiana - 0.77%
Indiana Finance Authority, Health System Revenue Bonds, Series 2009H (Sisters of St. Francis Health Services, Inc. Obligated Group) (JPMorgan Chase Bank),
0.270%, 10-1-09 (A)	2,300	2,300

Maryland - 0.68%
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Anne Arundel Health Systems Issue, Series 2009A (Wachovia Bank, N.A.),
0.350%, 10-1-09 (A)	2,045	2,045

Minnesota - 1.17%
The Housing and Redevelopment Authority of the City of Saint Paul, Minnesota Health Care System Variable Rate Demand Revenue Bonds (Allina Health System), Series 2007B-1,
0.300%, 10-7-09 (A)	3,500	3,500

Mississippi - 1.64%
Mississippi Business Finance Corporation, Adjustable Mode Industrial Development Revenue Bonds (Belk, Inc. Project), Series 2005 (Wachovia Bank, N.A.),
0.350%, 10-1-09 (A)	4,925	4,925

Missouri - 0.33%
City of Kansas City, Missouri, Variable Rate Demand Taxable Special Obligation Refunding Bonds (President Hotel Redevelopment Project), Series 2009B (JPMorgan Chase & Co.),
0.350%, 10-1-09 (A)	1,000	1,000

New Jersey - 0.01%
New Jersey Economic Development Authority, Gas Facilities Revenue Bonds, 1996 Series A (NUI Corporation Project) (Bank of America, N.A.),
0.230%, 10-1-09 (A)	30	30

Ohio - 0.74%
County of Lucas, Ohio, Taxable Arena Improvement Notes, Series 2009, General Obligation Bond, Anticipation Notes,
1.750%, 7-22-10	2,200	2,204

Washington - 2.07%
Industrial Development Corporation of the Port of Bellingham (Washington), Environmental Facilities Industrial Revenue Bonds (BP West Coast Products LLC Project), Series 2003 (BP p.l.c.),
0.330%, 10-1-09 (A)	6,200	6,200

Wisconsin - 2.33%
City of Ladysmith, Wisconsin, Variable Rate Demand, Industrial Development Revenue Bonds, Series 2009A (Wells Fargo Bank, National Association),
0.450%, 10-1-09 (A)	3,500	3,500
Wisconsin Health and Educational Facilities Authority, Variable Rate Revenue Bonds, Series 2008 (Aurora Health Care, Inc.) (U.S. Bank N.A.),
0.400%, 12-2-09	3,500	3,500
		7,000

TOTAL MUNICIPAL OBLIGATIONS - 26.81%		$80,399

(Cost: $80,399)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

United States Government Agency Obligations
Overseas Private Investment Corporation:
0.220%, 12-15-09 (A)	2,000	2,000
0.220%, 12-15-09 (A)	2,000	2,000
0.220%, 11-16-09 (A)	1,384	1,384
0.220%, 11-16-09 (A)	1,200	1,200
Totem Ocean Trailer Express, Inc. (United States Government Guaranteed Ship Financing Obligations),
0.549%, 10-15-09 (A)	2,203	2,203

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 2.93%		$8,787

(Cost: $8,787)

TOTAL INVESTMENT SECURITIES - 99.45%		$298,234

(Cost: $298,234)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.55%		1,636

NET ASSETS - 100.00%		$299,870

Notes to Schedule of Investments

(A) Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2009.

(B) Security is fully guaranteed by the Federal Deposit Insurance Corporation for both interest and principal under the Debt Guarantee Program of the Temporary Liquidity Guarantee Program. The guarantee expires at the earlier of the security's maturity date or December 31, 2012.

For money market funds, the cost of investments for Federal income tax purposes is the same as the cost for financial statement purposes.

See Accompanying Notes to Financial Statements.

PORTFOLIO HIGHLIGHTS
Ivy Municipal Bond Fund

ALL DATA IS AS OF SEPTEMBER 30, 2009 (UNAUDITED)

Asset Allocation

Bonds	96.47%
Municipal Bonds	96.47%
Cash and Cash Equivalents	3.53%

Bond Portfolio Characteristics

Average maturity	15.8 years
Effective duration	8.7 years
Weighted average bond rating	AA-

Lipper Rankings
Category: Lipper General Municipal Debt Funds	Rank	Percentile
1 Year	121/242	50
3 Year	107/218	49
5 Year	147/202	73
10 Year	131/160	82

Past performance is no guarantee of future results.  Rankings are for Class C shares and are based on average annual total returns, but do not consider sales charges.  Rankings for other share classes may vary.

Quality Weightings

Investment Grade	92.02%
AAA	30.95%
AA	16.05%
A	25.14%
BBB	19.88%
Non-Investment Grade	4.45%
BB	4.29%
B	0.16%
Cash and Cash Equivalents	3.53%

Ratings reflected in the wheel are taken from the following sources in order of preference: Standard & Poor's, Moody's or management's internal ratings, where no other ratings are available.

ILLUSTRATION OF FUND EXPENSES
Ivy Municipal Bond Fund

(UNAUDITED)

For the Six Months Ended September 30, 2009	Beginning Account Value 3-31-09	Ending Account Value 9-30-09	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*
Based on Actual Fund Return(1)
Class A	$1,000	$1,110.80	1.17%	$6.23
Class B	$1,000	$1,106.00	1.93%	$10.21
Class C	$1,000	$1,106.80	1.92%	$10.11
Based on 5% Return(2)
Class A	$1,000	$1,019.19	1.17%	$5.96
Class B	$1,000	$1,015.37	1.93%	$9.77
Class C	$1,000	$1,015.46	1.92%	$9.67

* Fund expenses for each share class are equal to the Fund's annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 183 days in the six-month period ended September 30, 2009, and divided by 365.

(1) This section uses the Fund's actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period.  The "Ending Account Value" shown is computed using the Fund's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the last column.

(2) This section uses a hypothetical five percent annual return and actual Fund expenses. It helps to compare the Fund's ongoing costs with other mutual funds. A shareholder can compare the Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

 The above illustrations are based on ongoing costs only and do not include any transactional costs, such as sales loads, redemption fees or exchange fees.

See "Disclosure of Expenses" on page 5 for further information on how expenses were calculated.

SCHEDULE OF INVESTMENTS
Ivy Municipal Bond Fund (in thousands)

SEPTEMBER 30, 2009 (UNAUDITED)

MUNICIPAL BONDS	Principal	Value

Alabama - 3.31%
The Special Care Facilities Financing Authority of the City of Birmingham - Children's Hospital, Health Care Facility Revenue Bonds, Children's Hospital Series 2009,
6.000%, 6-1-39	$750	$817
The Water Works Board of the City of Birmingham (Alabama), Water Revenue Bonds, Series 2009-A,
5.125%, 1-1-34	750	795
The Public Education Building Authority of the City of Tuscaloosa, Student Housing Revenue Bonds (Ridgecrest Student Housing, LLC University of Alabama Ridgecrest Residential Project), Series 2008,
6.750%, 7-1-33	500	588
		2,200
Arizona - 2.21%
Arizona Health Facilities Authority, Hospital Revenue Bonds (Phoenix Children's Hospital), Series 2007C,
1.400%, 2-1-42 (A)	125	107
City of Bullhead City, Arizona, Bullhead Parkway Improvement District, Improvement Bonds,
6.100%, 1-1-13	220	221
Rio Nuevo Multipurpose Facilities District (City of Tucson, Arizona) Subordinate Lien Excise Tax Revenue Bonds, Series 2008,
6.625%, 7-15-25	500	606
University Medical Center Corporation (Tucson, Arizona), Hospital Revenue Bonds, Series 2009,
6.500%, 7-1-39	500	538
		1,472
California - 10.05%
California Health Facilities Financing Authority, Revenue Bonds (Adventist Health System/West), Series 2009A,
5.750%, 9-1-39	500	519
California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds (Republic Services, Inc. Project) Series 2002B,
5.250%, 6-1-23	415	431
State of California, Various Purpose General Obligation Bonds:
5.000%, 2-1-22	495	516
6.500%, 4-1-33	1,000	1,160
Trustees of the California State University Systemwide Revenue Bonds, Series 2002A,
5.500%, 11-1-15	250	280
California Statewide Communities Development Authority, Insured Revenue Bonds (Henry Mayo Newhall Memorial Hospital), Series 2007A,
5.000%, 10-1-37	500	489
Golden State Tobacco Securitization Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2003A-1,
6.750%, 6-1-39	200	237
Golden State Tobacco Securitization Corporation, Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2003B,
5.000%, 6-1-43	1,000	1,123
Los Angeles Unified School District (County of Los Angeles, California), General Obligation Bonds, Election of 2005, Series F (2009),
5.000%, 1-1-34	500	524
Riverside Community College District, Riverside County, California, Election of 2004, General Obligation Bonds, Series 2004A,
5.500%, 8-1-29	200	237
County of Sacramento, Airport System Subordinate and PFC/Grant Revenue Bonds, Series 2009,
5.125%, 7-1-25	500	543
Southern California Public Power Authority, Transmission Project Revenue Bonds, 2008 Subordinate Series B (Southern Transmission Project),
6.000%, 7-1-27	500	583
Upland Unified School District (San Bernardino County, California), Election of 2008 General Obligation Bonds, Series A,
0.000%, 8-1-31 (B)	150	50
		6,692
Colorado - 3.24%
Joint School District No. 28J, Adams and Arapahoe Counties, Colorado, General Obligation Bonds, Series 2008,
6.000%, 12-1-28	500	587
Certificates of Participation, Series 2008, Adams 12 Five Star Schools, Adams County and City and County of Broomfield, Colorado,
5.000%, 12-1-25	500	546
Colorado Housing and Finance Authority, Single Family Mortgage Class I Bonds, 2009 Series A,
5.500%, 11-1-29	500	528
Lincoln Park Metropolitan District, Douglas County, Colorado, General Obligation Refunding and Improvement Bonds, Series 2008,
6.125%, 12-1-30	500	493
		2,154
Connecticut - 0.62%
Capital City Economic Development Authority, Parking and Energy Fee Revenue Bonds, 2008 Series D,
5.000%, 6-15-22	370	413

District Of Columbia - 3.10%
District of Columbia, Hospital Revenue Bonds (Sibley Memorial Hospital Issue), Series 2009,
6.375%, 10-1-39	500	532
District of Columbia (Washington, D.C.), General Obligation Refunding Bonds, Series 2008F,
5.000%, 6-1-19	1,000	1,168
Metropolitan Washington Airports Authority, Dulles Toll Road, Second Senior Lien, Revenue Bonds, Series 2009C,
0.000%, 10-1-41 (B)	500	365
		2,065
Florida - 6.99%
Brevard County Health Facilities Authority, Health Facilities Revenue Bonds, Series 2009B (Health First, Inc. Project),
7.000%, 4-1-39	500	553
Hillsborough County Industrial Development Authority, Industrial Development Revenue Bonds, Health Facilities Projects, Series 2008A (University Community Hospital),
5.625%, 8-15-29	390	345
Hillsborough County Industrial Development Authority, Industrial Development Revenue Bonds, Health Facilities Projects, Series 2008B (University Community Hospital),
8.000%, 8-15-32	600	656
City of Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Series 2003,
5.250%, 10-1-19	250	267
Miami-Dade County, Florida, General Obligation Bonds (Building Better Communities Program), Series 2008B,
6.250%, 7-1-26	500	589
Miami-Dade County, Florida, Miami International Airport (Hub of the AmericasSM), Aviation Revenue Bonds, Series 2009A,
5.500%, 10-1-36	500	521
Miami-Dade County, Florida, Water and Sewer System Revenue Refunding Bonds, Series 2008B,
5.250%, 10-1-22	500	572
Miami-Dade County, Florida, Water and Sewer System Revenue Refunding Bonds, Series 2008C,
5.000%, 10-1-17	500	581
City of Port St. Lucie, Florida, Special Assessment Refunding Bonds, Series 2008A (City Center Special Assessment District),
5.750%, 7-1-20	500	567
		4,651
Georgia - 1.70%
The Atlanta Development Authority Educational Facilities, Revenue Bonds (Panther Place, LLC Project, Located on the Campus of Georgia State University), Series 2009A,
5.000%, 7-1-37	500	530
Municipal Electric Authority of Georgia, Project One Subordinated Bonds, Series 2008D,
5.750%, 1-1-20	500	600
		1,130
Illinois - 2.79%
City of Belleville, Illinois, Tax Increment Refunding Revenue Bonds (Frank Scott Parkway Redevelopment Project), Series 2007A:
5.000%, 5-1-26	240	199
5.700%, 5-1-36	250	210
City of Chicago, General Obligation Bonds, Project and Refunding, Series 2004A,
5.250%, 1-1-21	250	272
Illinois Finance Authority, Revenue Bonds, The University of Chicago, Series 2008B,
5.500%, 7-1-19	500	586
Bloomington-Normal Airport Authority of McLean County, Illinois, Central Illinois Regional Airport, Passenger Facility Charge Revenue Bonds, Series 2001,
6.050%, 12-15-19	645	589
		1,856
Indiana - 5.13%
Ball State University Board of Trustees, Ball State University Student Fee Bonds, Series K,
5.750%, 7-1-18	500	553
East Chicago Elementary School Building Corporation (Lake County, Indiana), First Mortgage Bonds, Series 1993A,
5.500%, 1-15-16	255	255
City of Hammond (Indiana), Redevelopment District Revenue Bonds, Series 2008 (Marina Area Project),
6.000%, 1-15-17	500	487
Indiana Health and Educational Facility Financing Authority, Hospital Revenue Bonds, Series 2007 (Community Foundation of Northwest Indiana Obligated Group),
5.500%, 3-1-37	250	251
Indiana Finance Authority, Facilities Revenue Refunding Bonds, Series 2008C (Miami Correctional Facility-Phase II),
5.000%, 7-1-17	500	574
Mt. Vernon School Building Corporation of Hancock County, Hancock County, Indiana, First Mortgage Bonds, Series 2007,
5.250%, 1-15-32	500	534
New Albany-Floyd County School Building Corporation, First Mortgage Bonds, Series 2002 (Floyd County, Indiana),
5.750%, 7-15-17	675	763
		3,417
Iowa - 1.60%
City of Altoona, Iowa, Annual Appropriation Urban Renewal Tax Increment Revenue Bonds, Series 2008,
6.000%, 6-1-34	1,000	1,067

Kansas - 1.21%
Arkansas City, Kansas Public Building Commission, Revenue Bonds, Series 2009 (South Central Kansas Regional Medical Center),
7.000%, 9-1-38	500	530
Sedgwick County, Kansas and Shawnee County, Kansas, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), 2001 Series A-1,
6.300%, 12-1-32	110	115
Sedgwick County, Kansas and Shawnee County, Kansas, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), 2003 Series A-2,
5.650%, 6-1-35	155	159
		804
Kentucky - 2.24%
Commonwealth of Kentucky, State Property and Buildings Commission, Revenue and Revenue Refunding Bonds, Project No. 90,
5.750%, 11-1-19	500	602
The Turnpike Authority of Kentucky, Economic Development Road Revenue Bonds (Revitalization Projects), 2008 Series A,
5.000%, 7-1-16	330	382
Louisville Regional Airport Authority, Airport System Revenue Bonds, 2008 Series A,
5.250%, 7-1-28	500	506
		1,490
Louisiana - 0.83%
New Orleans Aviation Board, Revenue Refunding Bonds (Restructuring GARBs), Series 2009 A-1,
6.000%, 1-1-23	500	551

Maryland - 1.51%
Maryland Economic Development Corporation, Pollution Control Revenue Refunding Bonds (Potomac Electric Project), 2006 Series,
6.200%, 9-1-22	500	583
Maryland Transportation Authority, Airport Parking Revenue Bonds, Series 2002B, Baltimore/Washington International Airport Projects (Qualified Airport Bonds),
5.375%, 3-1-15	405	423
		1,006
Massachusetts - 1.61%
Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue H, Series 2008,
6.125%, 1-1-22	395	421
Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue I, Series 2009,
6.000%, 1-1-28	415	454
Massachusetts Development Finance Agency, Revenue Bonds (Linden Ponds, Inc. Facility), Series 2007 A,
5.750%, 11-15-42	250	196
		1,071
Michigan - 2.32%
City of Detroit, Michigan, General Obligation Bonds (Unlimited Tax), Series 2004-A(1),
5.250%, 4-1-23	200	177
Garden City Hospital Finance Authority, Hospital Revenue and Refunding Bonds (Garden City Hospital Obligated Group), Series 1998A,
5.625%, 9-1-10	5	5
City of Kalamazoo, Hospital Finance Authority, Hospital Revenue Refunding Bonds, (Bronson Methodist Hospital), Series 2003A,
5.000%, 5-15-26	500	510
State Building Authority, State of Michigan, 2008 Revenue and Revenue Refunding Bonds, Series I (Facilities Program),
5.000%, 10-15-18	305	324
State Building Authority, State of Michigan, 2006 Revenue Refunding Bonds, Series IA (Facilities Program),
0.000%, 10-15-22 (B)	1,000	528
		1,544
Minnesota - 1.31%
City of Perham, Minnesota, General Obligation Disposal System Revenue Bonds, Series 2001,
6.000%, 5-1-22	500	503
City of Victoria, Minnesota, Private School Facility Revenue Bonds (Holy Family Catholic High School Project), Series 1999A,
5.600%, 9-1-19	400	372
		875
Mississippi - 1.24%
The University of Southern Mississippi, S.M. Educational Building Corporation, Revenue Bonds, Series 2009 (Campus Facilities Improvements Project),
5.375%, 9-1-36	750	823

Missouri - 5.29%
City of Belton, Missouri, Tax Increment Revenue Bonds (Belton Town Centre Project), Series 2004,
6.250%, 3-1-24	200	179
Broadway-Fairview Transportation Development District (Columbia, Missouri), Transportation Sales Tax Revenue Bonds, Series 2006A,
6.125%, 12-1-36	175	108
Grindstone Plaza Transportation Development District (Columbia, Missouri), Transportation Sales Tax Revenue Bonds, Series 2006A,
5.550%, 10-1-36	250	173
The Industrial Development Authority of the County of Grundy, Missouri, Health Facilities Revenue Bonds (Wright Memorial Hospital), Series 2009,
6.750%, 9-1-34	100	101
The Industrial Development Authority of the City of Kansas City, Missouri, Revenue Bonds, Series 2004 (Plaza Library Project),
5.900%, 3-1-24	200	184
City of Kearney, Missouri, General Obligation Bonds, Series 2001,
5.500%, 3-1-16	350	370
Public Water Supply District No. 1 of Lincoln County, Missouri Certificates of Participation, Series 2009,
6.750%, 6-15-35	500	515
Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds (City of Branson, Missouri) (Branson Landing Project), Series 2004A,
5.250%, 12-1-19	65	66
Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds (City of Independence, Missouri - Events Center Project), Series 2009A,
6.625%, 4-1-33	500	539
Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds (Homeownership Loan Program), 2005 Series D,
6.000%, 3-1-36	130	133
The Industrial Development Authority of the County of Platte County, Missouri, Transportation Revenue Bonds (Zona Rosa Phase II Retail Project), Series 2007,
6.850%, 4-1-29	250	231
Platte County R-III School District Building Corporation, Leasehold Refunding and Improvement Revenue Bonds, Series 2008 (Platte County R-III School District of Platte County, Missouri Project),
5.000%, 3-1-28	340	365
The Industrial Development Authority of St. Joseph, Missouri, Special Obligation Revenue Bonds (City of St. Joseph, Missouri - Sewerage System Improvements Project), Series 2007,
4.375%, 4-1-18	100	105
The Industrial Development Authority of the County of St. Louis, Missouri, Senior Living Facilities Revenue Bonds (Friendship Village of West County), Series 2007A,
5.500%, 9-1-28	500	452
		3,521
Nebraska - 0.31%
Nebraska Higher Education Loan Program, Inc., Senior Subordinate Bonds, 1993-2, Series A-5A,
6.200%, 6-1-13	200	203

Nevada - 1.37%
City of Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A,
8.000%, 6-15-30	500	586
Overton Power District No. 5 (Nevada), Special Obligation Revenue Bonds, (Series 2008),
6.500%, 12-1-18	290	326
		912
New Hampshire - 0.78%
New Hampshire Housing Finance Authority, Single Family Mortgage Acquisition Revenue Bonds, 2008 Series,
6.000%, 7-1-38	500	519

New Jersey - 2.05%
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Virtua Health Issue, Series 2009A,
5.500%, 7-1-38	500	537
New Jersey Economic Development Authority, School Facilities Construction Bonds, 2005 Series O,
5.125%, 3-1-30	250	262
New Jersey Transportation Trust Fund Authority, Transportation System Bonds, 2003 Series B-2,
5.000%, 12-15-16	500	567
		1,366
New Mexico - 0.94%
New Mexico Mortgage Finance Authority, Single Family Mortgage Program Class I Bonds, 2006 Series D,
6.000%, 1-1-37	85	87
New Mexico Mortgage Finance Authority, Single Family Mortgage Program Class I Bonds, 2008 Series D-2,
5.250%, 7-1-30	500	536
		623
New York - 3.01%
New York City Industrial Development Agency, Pilot Revenue Bonds, Series 2009A (Yankee Stadium Project):
0.000%, 3-1-25 (B)	500	219
0.000%, 3-1-26 (B)	500	206
0.000%, 3-1-27 (B)	500	192
The Port Authority of New York and New Jersey, Consolidated Bonds, One Hundred Twenty-Seventh Series,
5.500%, 12-15-14	500	538
The Port Authority of New York and New Jersey, Consolidated Bonds, One Hundred Fifty-Second Series,
5.750%, 11-1-30	500	563
Suffolk County Industrial Development Agency (New York), Civic Facility Revenue Bonds, Series 1999A (The Southampton Hospital Association Civic Facility),
7.250%, 1-1-20	110	110
Suffolk County Industrial Development Agency (New York), Civic Facility Revenue Bonds, Series 1999B (The Southampton Hospital Association Civic Facility),
7.625%, 1-1-30	180	178
		2,006
North Carolina - 2.18%
North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2008C,
6.000%, 1-1-19	250	276
North Carolina Medical Care Commission, Health Care Facilities Revenue Refunding Bonds (University Health Systems of Eastern Carolina), Series 2008E-2 Bonds,
6.000%, 12-1-36	500	536
North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Series 2009B,
0.000%, 1-1-37 (B)	500	97
Town of Oak Island, North Carolina, Enterprise System Revenue Bonds, Series 2009,
6.000%, 6-1-34	500	545
		1,454
Ohio - 2.32%
Hamilton County, Ohio, Sewer System Improvement Revenue Bonds, 2005 Series B (The Metropolitan Sewer District of Greater Cincinnati),
5.000%, 12-1-30	150	159
Ohio Air Quality Development Authority, State of Ohio, Air Quality Revenue Bonds (Ohio Power Company Project), Series 2008A,
7.125%, 6-1-41	500	516
State of Ohio, Major New State Infrastructure Project Revenue Bonds, Series 2008-I,
6.000%, 6-15-17	395	482
Toledo-Lucas County Port Authority, Development Revenue Bonds (Northwest Ohio Bond Fund), Series 2007C (Midwest Terminals Project),
6.000%, 11-15-27	490	387
		1,544
Oklahoma - 3.75%
Cleveland County Justice Authority, Sales Tax Revenue Bonds (Cleveland County Detention Facility Project), Series 2009B,
5.750%, 3-1-29	500	530
Grand River Dam Authority, Revenue Bonds, Series 2008A,
5.000%, 6-1-18	905	1,064
The Oklahoma Development Finance Authority, Solid Waste Disposal Revenue Bonds (Waste Management of Oklahoma, Inc. Project), Series 2004A,
7.000%, 12-1-21	600	625
Tulsa Public Facilities Authority (Oklahoma), Assembly Center Lease Payment Revenue Bonds, Refunding Series 1985,
6.600%, 7-1-14	250	277
		2,496
Oregon - 0.40%
Hospital Facility Authority of Clackamas County, Oregon, Revenue Bonds (Legacy Health System), Series 2009A,
5.500%, 7-15-35	250	267

Pennsylvania - 2.11%
Dauphin County General Authority, Health System Revenue Bonds, Series A of 2009 (Pinnacle Health System Project),
6.000%, 6-1-36	350	377
City of Philadelphia, Pennsylvania, General Obligation Refunding Bonds, Series 2008A,
5.250%, 12-15-24	445	476
The School District of Philadelphia, Pennsylvania, General Obligation Bonds, Series A of 2002, Prerefunded 2-1-12,
5.500%, 2-1-18	500	552
		1,405
Rhode Island - 1.04%
Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds, St. Joseph Health Services of Rhode Island Issue, Series 1999,
5.400%, 10-1-09	160	160
Rhode Island Student Loan Authority, Student Loan Program Revenue Bonds, 2009 Senior Series A,
6.250%, 12-1-27	500	529
		689
South Carolina - 0.54%
Tobacco Settlement Revenue Management Authority, 5% Tobacco Settlement Asset-Backed Refunding Bonds, Series 2008,
5.000%, 6-1-18	360	361

Tennessee - 0.80%
The Health, Educational and Housing Facility Board of the County of Shelby, Tennessee, Revenue Bonds, Series 2008C, (Methodist Le Bonheur Healthcare),
5.250%, 6-1-18	500	531

Texas - 10.19%
City of Arlington, Texas, Special Tax Revenue Bonds, Series 2008,
5.000%, 8-15-18	300	349
Cass County Industrial Development Corporation (Texas), Environmental Improvement, Revenue Refunding Bonds, 2009 Series A,
9.250%, 3-1-24	500	634
City of El Paso, Texas (El Paso County), Water and Sewer Revenue Refunding Bonds, Series 2008C,
5.000%, 3-1-17	500	577
Harris County Cultural Education Facilities Finance Corporation, Medical Facilities Revenue Refunding Bonds (Baylor College of Medicine), Series 2008D,
5.000%, 11-15-16	200	218
Hopkins County Hospital District (A political subdivision of the State of Texas located in Hopkins County), Hospital Revenue Bonds, Series 2008,
6.000%, 2-15-33	500	467
Howard County, Texas, General Obligation Bonds, Series 2008,
4.650%, 2-15-24	505	512
Lower Colorado River Authority, Refunding Revenue Bonds, Series 2008A,
5.750%, 5-15-23	500	567
North Central Texas Health Facilities Development Corporation, Retirement Facility Revenue Bonds (Northwest Senior Housing Corporation - Edgemere Project), Series 1999A,
7.250%, 11-15-19	235	241
North Texas Tollway Authority, System Revenue Refunding Bonds, Series 2008, First Tier Current Interest Bonds, Series 2008A,
6.000%, 1-1-25	500	555
North Texas Tollway Authority, System Revenue Refunding Bonds, Series 2008D,
0.000%, 1-1-30 (B)	1,000	321
Pflugerville Independent School District (Travis County, Texas), Unlimited Tax School Building Bonds, Series 2001,
5.500%, 8-15-19	250	273
Town of Prosper, Texas (Collin County), Combination Tax and Revenue Certificates of Obligation, Series 2008,
5.500%, 2-15-20	500	565
Tarrant County Cultural Education Facilities Finance Corporation, Retirement Facility Revenue Bonds (Northwest Senior Housing Corporation - Edgemere Project), Series 2006A,
6.000%, 11-15-36	500	483
Tarrant County Cultural Education Facilities Finance Corporation, Retirement Facility Revenue Bonds (Buckingham Senior Living Community, Inc. Project), Series 2007,
5.625%, 11-15-27	250	236
Board of Regents, Texas State University System, Revenue Financing System Revenue Bonds, Series 2008,
5.250%, 3-15-19	355	413
Trinity River Authority of Texas (Tarrant County Water Project), Improvement Revenue Bonds, Series 2008,
5.750%, 2-1-26	325	365
		6,776
Vermont - 0.27%
Vermont Housing Finance Agency, Single Family Housing Bonds, Series 27,
5.500%, 11-1-37	180	182

Virginia - 2.12%
Virginia Housing Development Authority, Commonwealth Mortgage Bonds, 2008 Series E,
5.500%, 7-1-20	500	545
Virginia Public Building Authority, Public Facilities Revenue Bonds, Series 2008B,
5.250%, 8-1-22	250	293
Industrial Development Authority of Washington County, Virginia, Hospital Revenue Bonds (Mountain States Health Alliance), Series 2009C,
7.500%, 7-1-29	500	575
		1,413
Washington - 1.95%
Energy Northwest, Project No. 1 Refunding Electric Revenue Bonds, Series 2002-A,
5.750%, 7-1-16	250	276
Washington Health Care Facilities Authority, Revenue Bonds, Series 2009A (Swedish Health Services),
6.500%, 11-15-33	500	534
Washington Health Care Facilities Authority, Revenue Bonds, Series 2007C (Virginia Mason Medical Center),
5.500%, 8-15-36	500	485
		1,295
Wisconsin - 0.82%
Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Series 2009 (ProHealth Care, Inc. Obligated Group),
6.625%, 2-15-39	500	544

Wyoming - 1.22%
Housing Authority of the City of Cheyenne, Housing Revenue Bonds (Foxcrest II Project), Series 2004,
5.750%, 6-1-34	300	256
Wyoming Municipal Power Agency, Power Supply System Revenue Bonds, 2008 Series A,
5.250%, 1-1-23	500	558
		814

TOTAL MUNICIPAL BONDS - 96.47%		$64,202

(Cost: $60,014)

SHORT-TERM SECURITIES - 1.67%

Commercial Paper
McCormick & Co. Inc.,
0.130%, 10-1-09	1,113	$1,113
(Cost: $1,113)

TOTAL INVESTMENT SECURITIES - 98.14%		$65,315

(Cost: $61,127)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.86%		1,239

NET ASSETS - 100.00%		$66,554

Notes to Schedule of Investments

(A) Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2009.

(B) Zero coupon bond.

For Federal income tax purposes, cost of investments owned at September 30, 2009 and the related unrealized appreciation (depreciation) were as follows:
Cost	$61,134
Gross unrealized appreciation	4,945
Gross unrealized depreciation	(764)
Net unrealized appreciation	$4,181

See Accompanying Notes to Financial Statements.

PORTFOLIO HIGHLIGHTS
Ivy Municipal High Income Fund

ALL DATA IS AS OF SEPTEMBER 30, 2009 (UNAUDITED)

Asset Allocation

Bonds	90.49%
Municipal Bonds	90.49%
Cash and Cash Equivalents	9.51%

Bond Portfolio Characteristics

Average maturity	21.0 years
Effective duration	9.0 years
Weighted average bond rating	BBB

Quality Weightings

Investment Grade	46.09%
AAA	4.43%
A	14.61%
BBB	27.05%
Non-Investment Grade	44.40%
BB	24.38%
B	18.78%
Below B	1.24%
Cash and Cash Equivalents	9.51%

Ratings reflected in the wheel are taken from the following sources in order of preference: Standard & Poor's, Moody's or management's internal ratings, where no other ratings are available.

ILLUSTRATION OF FUND EXPENSES
Ivy Municipal High Income Fund

(UNAUDITED)

For the Six Months Ended September 30, 2009	Beginning Account Value 3-31-09	Ending Account Value 9-30-09	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*
Based on Actual Fund Return(1)
Class A	$1,000	$1,149.50	0.94%	$3.76
Class B	$1,000	$1,146.10	1.71%	$6.87
Class C	$1,000	$1,145.90	1.75%	$6.97
Class I	$1,000	$1,158.60	0.69%	$2.81
Based on 5% Return(2)
Class A	$1,000	$1,020.35	0.94%	$4.75
Class B	$1,000	$1,016.49	1.71%	$8.67
Class C	$1,000	$1,016.28	1.75%	$8.87
Class I	$1,000	$1,021.59	0.69%	$3.54

*Fund expenses for each share class are equal to the Fund's annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the number of days in the period (136 days for the period Based on Actual Fund Return and 183 days for the period Based on 5% Return) ended September 30, 2009, and divided by 365.

(1)This section uses the Fund's actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The "Ending Account Value" shown is computed using the Fund's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the last column.

(2)This section uses a hypothetical five percent annual return and actual Fund expenses. It helps to compare the Fund's ongoing costs with other mutual funds. A shareholder can compare the Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

 The above illustrations are based on ongoing costs only and do not include any transactional costs, such as sales loads, redemption fees or exchange fees.

See "Disclosure of Expenses" on page 5 for further information on how expenses were calculated.

SCHEDULE OF INVESTMENTS
Ivy Municipal High Income Fund (in thousands)

SEPTEMBER 30, 2009 (UNAUDITED)

MUNICIPAL BONDS	Principal	Value

Arizona - 3.23%
The Industrial Development Authority of the County of Mohave, Tax Exempt Correctional Facilities Contract Revenue Bonds (Mohave Prison, LLC Expansion Project), Series 2008,
8.000%, 5-1-25	$300	$362
The Industrial Development Authority of the County of Pima, Education Revenue Bonds (Noah Webster Basic School Project), Series 2004A,
6.125%, 12-15-34	65	55
		417
California - 8.46%
California Municipal Finance Authority, Educational Facilities Revenue Bonds (King/Chavez Academies Project), Series 2009A,
8.750%, 10-1-39	100	113
CRHMFA Homebuyers Fund, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), Series 2007A,
5.450%, 2-1-48	60	62
California Statewide Communities Development Authority, Senior Living Revenue Bonds (Southern California Presbyterian Homes), Series 2009,
7.000%, 11-15-29	150	161
Redevelopment Agency of the City of Hollister, Hollister Community Development Project Tax Allocation Bonds, Series 2009 (County of San Benito, California) (Bank Qualified):
6.750%, 10-1-29	75	82
7.000%, 10-1-32	510	560
Redevelopment Agency of the City of San Buenaventura, Merged San Buenaventura Redevelopment Project, 2008 Tax Allocation Bonds,
8.000%, 8-1-38	100	114
		1,092
Colorado - 3.59%
Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds (The Classical Academy Project), Series 2008A,
7.400%, 12-1-38	85	95
Colorado Health Facilities Authority, Revenue Bonds (Christian Living Communities Project), Series 2006A,
5.750%, 1-1-37	150	121
Colorado Health Facilities Authority, Revenue Bonds (Christian Living Communities - Clermont Park Project), Series 2009A,
9.000%, 1-1-34	30	32
Cordillera Metropolitan District, General Obligation Bonds, Series 2000B,
6.200%, 12-1-20	165	167
Wildgrass Metropolitan District (in the City and County of Broomfield, Colorado), General Obligation (Limited Tax Convertible to Unlimited Tax) Refunding Bonds, Series 2007,
6.200%, 12-1-34	50	48
		463
Florida - 2.97%
Hillsborough County Industrial Development Authority, Industrial Development Revenue Bonds, Health Facilities Projects, Series 2008B (University Community Hospital),
8.000%, 8-15-32	350	383

Guam - 2.96%
Government of Guam, General Obligation Bonds, 2009 Series A:
5.750%, 11-15-14	125	130
7.000%, 11-15-39	230	252
		382
Hawaii - 3.92%
Department of Budget and Finance of the State of Hawaii, Special Purpose Senior Living Revenue Bonds (15 Craigside Project), Series 2009A,
8.750%, 11-15-29	450	506

Illinois - 7.24%
City of Fairview Heights, Illinois, Tax Increment Refunding Revenue Bonds (Shoppes at St. Clair Square Redevelopment Project), Series 2009A,
8.000%, 12-1-28	45	50
Illinois Finance Authority, Revenue Bonds (Three Crowns Park Project), Series 2006A,
5.875%, 2-15-38	100	85
Illinois Finance Authority, Revenue Bonds, Series 2009 (Silver Cross Hospital and Medical Centers),
7.000%, 8-15-44	200	217
Illinois Finance Authority, Revenue Bonds, Series 2009C (Rush University Medical Center Obligated Group),
6.625%, 11-1-39	250	274
Bloomington-Normal Airport Authority of McLean County, Illinois, Central Illinois Regional Airport, Passenger Facility Charge Revenue Bonds, Series 2001,
6.350%, 12-15-24	225	201
Southwestern Illinois Development Authority, Local Government Program Revenue Bonds, Series 2009 (City of Granite City Project),
8.000%, 1-15-22	100	108
		935
Indiana - 2.58%
Indiana Finance Authority, Educational Facilities Revenue Bonds, Series 2009A (Irvington Community School Project),
9.000%, 7-1-39	175	203
City of Whiting (Indiana), Redevelopment District Tax Increment Revenue Bonds, Series 2006 (Standard Avenue Project),
5.350%, 1-15-27	155	130
		333
Kansas - 1.64%
Arkansas City, Kansas Public Building Commission, Revenue Bonds, Series 2009 (South Central Kansas Regional Medical Center),
7.000%, 9-1-38	200	212

Michigan - 5.35%
City of Detroit, Michigan Sewage Disposal System, Senior Lien Revenue Refunding Bonds (Modal Fixed Rate), Series 2001(C-1),
7.000%, 7-1-27	200	253
City of Detroit, Michigan Sewage Disposal System, Senior Lien Revenue Refunding Bonds (Modal Fixed Rate), Series 2003(B),
7.500%, 7-1-33	200	257
City of Royal Oak Hospital Finance Authority, Hospital Revenue and Refunding Bonds (William Beaumont Hospital Obligated Group), Series 2009V,
8.250%, 9-1-39	150	180
		690
Missouri - 13.79%
City of Arnold, Missouri, Real Property Tax Increment Revenue Bonds (Arnold Triangle Redevelopment Project), Series 2009A,
7.750%, 5-1-28	200	217
City of Belton, Missouri, Tax Increment Revenue Bonds (Belton Town Centre Project), Series 2006,
5.625%, 3-1-25	300	249
The Industrial Development Authority of the City of Bridgeton, Missouri, Sales Tax Revenue Bonds, Series 2008A (Hilltop Community Improvement District Project),
5.875%, 11-1-35	50	38
Broadway-Fairview Transportation Development District (Columbia, Missouri), Transportation Sales Tax Revenue Bonds, Series 2006A,
6.125%, 12-1-36	200	124
The Elm Point Commons Community Improvement District (St. Charles, Missouri), Special Assessment Revenue Bonds, Series 2007,
5.750%, 3-1-27	110	95
City of Jennings, Missouri, Tax Increment and Community Improvement Refunding Revenue Bonds, Series 2006 (Northland Redevelopment Area Project),
5.000%, 11-1-23	180	160
The Industrial Development Authority of the City of Kansas City, Missouri, Health Care Facilities First Mortgage Revenue Bonds (The Bishop Spencer Place, Incorporated Project), Series 1994:
6.250%, 1-1-24	100	89
6.500%, 1-1-35	100	85
City of Lake Ozark, Missouri, Neighborhood Improvement District Bonds (Osage National Project), Series 2005,
6.100%, 3-1-25	90	80
Lakeside 370 Levee District (St. Charles County, Missouri), Levee District Improvement Bonds, Series 2008,
7.000%, 4-1-28	250	248
City of Liberty, Missouri, Tax Increment Revenue Bonds (Liberty Triangle Project), Series 2007,
5.500%, 10-1-22	260	225
University Place Transportation Development District (St. Louis County, Missouri), Subordinate Transportation Sales Tax and Special Assessment Revenue Bonds, Series 2009,
7.500%, 4-1-32	150	169
		1,779
Nevada - 0.85%
Clark County, Nevada, Special Improvement District No. 142 (Mountain's Edge), Local Improvement Bonds, Series 2003,
6.100%, 8-1-18	95	93
Overton Power District No. 5 (Nevada), Special Obligation Revenue Bonds, Series 2008,
8.000%, 12-1-38	15	17
		110
New Jersey - 3.04%
New Jersey Economic Development Authority, Special Facility Revenue Bonds (Continental Airlines, Inc. Project), Series 1999:
6.250%, 9-15-19	115	109
6.400%, 9-15-23	240	226
New Jersey Educational Facilities Authority, Revenue Refunding Bonds, University of Medicine and Dentistry of New Jersey Issue, Series 2009 B,
7.500%, 12-1-32	50	57
		392
New York - 1.47%
New York City Industrial Development Agency, Special Facility Revenue Bonds, Series 2005 (American Airlines, Inc. John F. Kennedy International Airport Project),
7.125%, 8-1-11	100	100
Suffolk County Industrial Development Agency (New York), Civic Facility Revenue Bonds, Series 1999A (The Southampton Hospital Association Civic Facility),
7.250%, 1-1-20	90	90
		190
Ohio - 3.90%
Buckeye Tobacco Settlement Financing Authority, Tobacco Settlement Asset-Backed Bonds, Series 2007,
6.500%, 6-1-47	150	134
Greene County Port Authority, Adult Service Facility Revenue Bonds, Series 2009 (Greene, Inc. Project),
7.500%, 12-1-33	100	111
Toledo Lucas County Port Authority, Development Revenue Bonds (Northwest Ohio Bond Fund), Series 2004C (Toledo Express Airport Project),
6.375%, 11-15-32	300	258
		503
Oklahoma - 1.32%
Oklahoma County Finance Authority, Retirement Facility Revenue Bonds (Concordia Life Care Community), Series 2005,
6.000%, 11-15-38	200	170

Pennsylvania - 1.12%
The Borough of Langhorne Manor, Higher Education and Health Authority (Bucks County, Pennsylvania), Hospital Revenue Bonds, Series of 1992 (The Lower Bucks Hospital),
7.300%, 7-1-12	70	65
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds (Waste Management, Inc. Project), Series 2004A,
4.700%, 11-1-21	75	80
		145
Puerto Rico - 1.75%
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A,
6.375%, 8-1-39	200	226

Texas - 10.73%
Alliance Airport Authority, Inc., Special Facilities Revenue Bonds, Series 1991 (American Airlines, Inc. Project),
7.000%, 12-1-11	100	96
Cass County Industrial Development Corporation (Texas), Environmental Improvement Revenue Bonds, 2009 Series A,
9.500%, 3-1-33	100	125
City of Hackberry, Texas (A municipal corporation of the
      State of Texas located in Denton County), Combination
      Special Assessment and Contract Revenue Road Bonds,
      Series 2009A (Hackberry Hidden Cove Public Improvement
District No. 2 Project),
9.000%, 9-1-38 (A)	250	259
Hopkins County Hospital District (A political subdivision of the State of Texas located in Hopkins County), Hospital Revenue Bonds, Series 2008,
6.000%, 2-15-38	150	138
La Vernia Higher Education Finance Corporation (Winfree Academy Charter School), Education Revenue Bonds, Series 2009,
9.000%, 8-15-38	100	117
Tarrant County Cultural Education Facilities Finance Corporation, Retirement Facility Revenue Bonds (Northwest Senior Housing Corporation - Edgemere Project), Series 2006A,
6.000%, 11-15-26	250	251
Tarrant County Cultural Education Facilities Finance Corporation, Retirement Facility Revenue Bonds (Buckingham Senior Living Community, Inc. Project), Series 2007,
5.625%, 11-15-27	250	236
Tarrant County Cultural Education Facilities Finance Corporation, Charter School Revenue Bonds (Trinity Basin Preparatory Project), Series 2009A,
7.750%, 6-1-39	155	163
		1,385
Utah - 0.41%
Municipal Building Authority of Uintah County, Utah, Lease Revenue Bonds, Series 2008A,
5.300%, 6-1-28	50	53

Virginia - 5.66%
Economic Development Authority of James City County, Virginia, Residential Care Facility Revenue Bonds (Virginia United Methodist Homes of Williamsburg, Inc.), Series 2007A,
5.500%, 7-1-37	300	173
Industrial Development Authority of the City of Lexington, Virginia, Hospital Facility Revenue Bonds (Stonewall Jackson Hospital), Series 2000,
7.000%, 7-1-30	155	146
Norfolk Redevelopment and Housing Authority, Multifamily Rental Housing Facility Revenue Bonds, Series 1996 (1016 Limited Partnership - Sussex Apartments Project),
8.000%, 9-1-26	65	63
Industrial Development Authority of Smyth County (Virginia), Hospital Revenue Bonds (Mountain States Health Alliance), Series 2009B,
8.000%, 7-1-38	135	159
Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2007B-1 Senior Current Interest Bonds,
5.000%, 6-1-47	250	190
		731
Washington - 1.35%
Washington Health Care Facilities Authority, Revenue Bonds, Series 2008 (Seattle Cancer Care Alliance),
7.375%, 3-1-38	155	174

Wisconsin - 3.16%
Wisconsin Health and Educational Facilities Authority, Revenue Bonds (Saint John's Communities, Inc.), Series 2009:
7.250%, 9-15-29 (A)	200	201
7.625%, 9-15-39 (A)	200	207
		408

TOTAL MUNICIPAL BONDS - 90.49%		$11,679

(Cost: $10,510)

SHORT-TERM SECURITIES

Commercial Paper - 4.14%
Johnson & Johnson,
0.020%, 10-1-09	535	535

Master Note - 3.29%
Toyota Motor Credit Corporation,
0.139%, 10-1-09 (B)	424	424

TOTAL SHORT-TERM SECURITIES - 7.43%		$959

(Cost: $959)

TOTAL INVESTMENT SECURITIES - 97.92%		$12,638

(Cost: $11,469)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 2.08%		269

NET ASSETS - 100.00%		$12,907

Notes to Schedule of Investments

(A) Purchased on a when-issued basis with settlement subsequent to September 30, 2009.

(B) Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2009.

For Federal income tax purposes, cost of investments owned at September 30, 2009 and the related unrealized appreciation (depreciation) were as follows:
Cost	$11,459
Gross unrealized appreciation	1,179
Gross unrealized depreciation	––
Net unrealized appreciation	$1,179

See Accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITES
Ivy Funds, Inc.

AS OF SEPTEMBER 30, 2009 (UNAUDITED)

(In thousands, except per share amounts)	Ivy Capital Appreciation Fund	Ivy Core Equity Fund	Ivy Large Cap Growth Fund	Ivy Mid Cap Growth Fund	Ivy Small Cap Growth Fund	Ivy Tax-Managed Equity Fund		Ivy Asset Strategy Fund

ASSETS
Investments in unaffiliated securities at market value+	$497,226	$191,481	$823,592	$169,816	$364,565	$2,715		$14,443,338
Investments in affiliated securities at market value+	––	––	––	––	––	––		688,915
Bullion at market value+	––	––	––	––	––	––		2,459,360

Investments at Market Value	497,226	191,481	823,592	169,816	364,565	2,715		17,591,613

Cash	––	––	––	––	––	1		––
Cash denominated in foreign currencies at market value+	––	––	––	––	––	––		82,972
Restricted Cash	––	––	––	––	––	––		83,521
Unrealized appreciation on forward foreign currency contracts	––	––	––	––	––	––		49,238
Investment securities sold receivable	5	––	5,074	273	756	––		45,058
Dividends and interest receivable	512	289	405	92	–– *	1		28,938
Capital shares sold receivable	1,147	168	2,461	871	437	119		143,846
Receivable from affiliates	9	3	419	92	5	16		913
Prepaid and other assets	62	46	75	45	50	53		665

Total Assets	498,961	191,987	832,026	171,189	365,813	2,905		18,026,764

LIABILITIES
Investment securities purchased payable	2,124	––	3,807	134	2,118	152		379,864
Unrealized depreciation on forward foreign currency contracts	––	––	––	––	––	––		25,781
Capital shares redeemed payable	712	492	1,944	1,986	447	––		11,886
Directors' fees payable	15	60	34	18	102	––	*	300
Overdraft due to custodian	652	66	625	26	11	––		13,155
Distribution and service fees payable	3	3	5	1	5	––	*	243
Shareholder servicing payable	161	69	200	64	112	––	*	3,489
Investment management fee payable	9	4	16	4	8	––		270
Accounting services fee payable	12	6	19	6	9	––		22
Written options at market value+	280	––	––	––	––	––		91,171
Other liabilities	52	25	41	19	25	7		2,346

Total Liabilities	4,020	725	6,691	2,258	2,837	159		528,527

Total Net Assets	$494,941	$191,262	$825,335	$168,931	$362,976	$2,746		$17,498,237

NET ASSETS
Capital stock ($0.01 par value)	$ 639	$ 246	$ 762	$ 136	$ 370	$ 3		$ 8,156
Additional paid-in capital	723,172	192,035	835,095	168,726	398,288	2,442		18,850,009
Undistributed (distributions in excess of) net investment income	460	(14)	2,398	(353)	(2,271)	(12)		36,901
Accumulated net realized loss	(238,586)	(28,399)	(116,615)	(19,841)	(71,250)	(11)		(4,311,537)
Net unrealized appreciation	9,256	27,394	103,695	20,263	37,839	324		2,914,708

Total Net Assets	$494,941	$191,262	$825,335	$168,931	$362,976	$2,746		$17,498,237

CAPITAL SHARES OUTSTANDING:
Class A	35,438	10,557	40,209	10,047	10,947	104		328,397
Class B	918	677	895	536	947	58		21,816
Class C	6,573	12,422	4,446	971	15,309	59		303,636
Class E	277	99	73	65	88	N/A		1,128
Class I	19,836	227	21,269	169	537	57		119,357
Class R	N/A	N/A	665	40	230	N/A		402
Class Y	873	602	8,635	1,747	8,936	N/A		40,806
NET ASSET VALUE PER SHARE:
Class A	$7.79	$8.09	$10.81	$12.51	$9.83	$9.89		$21.65
Class B	$7.15	$7.38	$9.64	$11.33	$8.80	$9.86		$21.02
Class C	$7.19	$7.49	$9.99	$11.72	$9.07	$9.86		$21.11
Class E	$7.82	$8.08	$10.80	$12.38	$9.81	N/A		$21.70
Class I	$7.87	$8.67	$11.06	$12.90	$11.31	$9.90		$21.81
Class R	N/A	N/A	$10.69	$12.46	$9.83	N/A		$21.57
Class Y	$7.82	$8.53	$10.96	$12.79	$11.07	N/A		$21.69
CAPITAL SHARES AUTHORIZED	200,000	130,000	225,000	115,000	185,000	45,000		1,560,000
+COST
Investments in unaffiliated securities at cost	$488,170	$164,089	$719,897	$149,553	$326,726	$2,391		$12,162,982
Investments in affiliated securities at cost	––	––	––	––	––	––		441,860
Bullion at cost	––	––	––	––	––	––		2,100,702
Cash denominated in foreign currencies at cost	––	––	––	––	––	––		82,058
Written options premiums received at cost	480	––	––	––	––	––		94,774

*Not shown due to rounding.

 See Accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITES
Ivy Funds, Inc.

AS OF SEPTEMBER 30, 2009 (UNAUDITED)

(In thousands, except per share amounts)	Ivy Energy Fund	Ivy Science and Technology Fund	Ivy High Income Fund	Ivy Limited- Term Bond Fund	Ivy Money Market Fund	Ivy Municipal Bond Fund	Ivy Municipal High Income Fund

ASSETS
Investments in unaffiliated securities at market value+	$71,779	$931,599	$968,333	$671,029	$298,234	$65,315	$12,638

Investments at Market Value	71,779	931,599	968,333	671,029	298,234	65,315	12,638

Cash	1	––	278	––	115	––	49
Cash denominated in foreign currencies at market value+	––	158	––	––	––	––	––
Unrealized appreciation on forward foreign currency contracts	––	––	220	––	––	––	––
Investment securities sold receivable	––	451	3,353	8,211	––	506	––
Dividends and interest receivable	59	1,051	19,153	6,372	1,700	932	182
Capital shares sold receivable	1,878	6,851	7,131	13,345	1,136	542	670
Receivable from affiliates	70	14	4	––	150	––	19
Prepaid and other assets	42	92	98	146	56	33	58

Total Assets	73,829	940,216	998,570	699,103	301,391	67,328	13,616

LIABILITIES
Investment securities purchased payable	1,205	6,291	16,828	––	––	501	693
Capital shares redeemed payable	200	1,049	1,082	2,290	1,442	217	––	*
Distributions payable	––	––	698	144	6	19	6
Directors' fees payable	1	48	16	18	12	6	––	*
Overdraft due to custodian	––	330	––	424	––	9	––
Distribution and service fees payable	1	10	10	8	2	1	––	*
Shareholder servicing payable	25	229	165	126	45	9	1
Investment management fee payable	2	22	16	9	3	1	––
Accounting services fee payable	4	19	20	15	8	3	1
Other liabilities	14	53	134	24	3	8	8

Total Liabilities	1,452	8,051	18,969	3,058	1,521	774	709

Total Net Assets	$72,377	$932,165	$979,601	$696,045	$299,870	$66,554	$12,907

NET ASSETS
Capital stock ($0.01 par value)	$ 70	$ 344	$ 1,205	$ 629	$ 2,999	$ 59	$ 27
Additional paid-in capital	74,848	858,510	890,530	665,496	296,876	62,898	11,701
Undistributed (distributions in excess of) net investment income	(133)	(257)	28	(81)	––	10	10
Accumulated net realized gain (loss)	(17,138)	7,976	3,202	1,928	(5)	(601)	––	*
Net unrealized appreciation	14,730	65,592	84,636	28,073	––	4,188	1,169

Total Net Assets	$72,377	$932,165	$979,601	$696,045	$299,870	$66,554	$12,907

CAPITAL SHARES OUTSTANDING:
Class A	4,945	14,076	67,688	37,903	236,341	3,696	1,204
Class B	285	916	2,851	1,821	11,574	146	348
Class C	1,212	5,937	22,729	16,217	47,844	2,032	755
Class E	9	104	222	14	4,116	N/A	N/A
Class I	23	2,371	17,485	2,604	N/A	N/A	391
Class R	N/A	454	N/A	N/A	N/A	N/A	N/A
Class Y	534	10,526	9,475	4,370	N/A	N/A	N/A
NET ASSET VALUE PER SHARE:
Class A	$10.37	$27.06	$8.13	$11.06	$1.00	$11.33	$4.78
Class B	$10.11	$24.52	$8.13	$11.06	$1.00	$11.33	$4.78
Class C	$10.15	$25.14	$8.13	$11.06	$1.00	$11.33	$4.78
Class E	$10.41	$27.05	$8.13	$11.06	$1.00	N/A	N/A
Class I	$10.45	$28.74	$8.13	$11.06	N/A	N/A	$4.78
Class R	N/A	$26.98	N/A	N/A	N/A	N/A	N/A
Class Y	$10.42	$28.15	$8.13	$11.06	N/A	N/A	N/A
CAPITAL SHARES AUTHORIZED	70,000	160,000	280,000	160,000	770,000	55,000	45,000
+COST
Investments in unaffiliated securities at cost	$457,049	$866,002	$883,918	$642,956	$298,234	$61,127	$11,469
Cash denominated in foreign currencies at cost	––	155	––	––	––	––	––

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS
Ivy Funds, Inc.

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2009 (UNAUDITED)

(In thousands)	Ivy Capital Appreciation Fund	Ivy Core Equity Fund	Ivy Large Cap Growth Fund	Ivy Mid Cap Growth Fund	Ivy Small Cap Growth Fund

INVESTMENT INCOME
Dividends from unaffiliated securities	$ 3,322	$ 1,695	$ 5,505	$ 752	$ 674
Foreign dividend withholding tax	(28)	(22)	––	––	(8)
Interest and amortization from unaffiliated securities	55	8	25	18	38

Total Investment Income	3,349	1,681	5,530	770	704

EXPENSES
Investment management fee	1,451	610	2,545	559	1,310
Distribution and service fees:
Class A	304	97	496	127	107
Class B	31	24	41	27	34
Class C	227	429	198	41	612
Class E	3	1	1	1	1
Class R	N/A	N/A	13	1	2
Class Y	12	6	104	19	107
Shareholder servicing:
Class A	405	162	579	250	237
Class B	20	20	31	22	33
Class C	64	197	56	20	260
Class E	10	4	4	5	6
Class I	123	1	159	1	5
Class R	N/A	N/A	5	–– *	1
Class Y	10	4	65	12	66
Registration fees	44	4	58	37	––
Custodian fees	16	5	12	5	10
Directors' fees	9	9	16	4	16
Accounting services fee	69	36	97	34	52
Legal fees	5	2	8	1	3
Audit fees	11	14	15	13	19
Other	73	14	98	24	6

Total Expenses	2,887	1,639	4,601	1,203	2,887

Less:
Expenses in excess of limit	(9)	(3)	(419)	(92)	(5)

Total Net Expenses	2,878	1,636	4,182	1,111	2,882

Net Investment Income (Loss)	471	45	1,348	(341)	(2,178)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated securities	(49,234)	5,501	(4,870)	1,731	12,230
Written options	2,873	––	––	905	––
Foreign currency exchange transactions	––	3	––	––	––
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	167,074	43,846	156,861	44,947	88,481
Written options	214	––	––	(37)	––
Foreign currency exchange transactions	––	2	––	––	––

Net Realized and Unrealized Gain	120,927	49,352	151,991	47,546	100,711

Net Increase in Net Assets Resulting from Operations	$121,398	$49,397	$153,339	$47,205	$98,533

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS
Ivy Funds, Inc.

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2009 (UNAUDITED)

(In thousands)	Ivy Tax-Managed Equity Fund(1)		Waddell & Reed Advisors Tax-Managed Equity Fund(2)	Ivy Asset Strategy Fund	Ivy Energy Fund		Ivy Science and Technology Fund	Ivy High Income Fund

INVESTMENT INCOME
Dividends from unaffiliated securities	$ 10		$ 968	$ 156,282	$ 392		$ 3,412	$ 11
Foreign dividend withholding tax	––		(8)	(13,136)	(11)		(125)	––
Interest and amortization from unaffiliated securities	––	*	161	35,865	6		3,015	34,162
Foreign interest withholding tax	––		––	(60)	––		––	––

Total Investment Income	10		1,121	178,951	387		6,302	34,173

EXPENSES
Investment management fee	5		581	40,380	245		3,229	2,156
Distribution and service fees:
Class A	1		214	7,269	52		392	518
Class B	2		17	1,923	12		95	87
Class C	2		27	27,113	53		619	623
Class E	N/A		N/A	25	––	*	3	2
Class R	N/A		N/A	10	N/A		22	N/A
Class Y	––	*	––	1,291	4		312	81
Shareholder servicing:
Class A	––	*	145	4,425	101		507	440
Class B	––	*	6	471	8		58	35
Class C	––	*	8	4,747	15		238	101
Class E	N/A		N/A	63	––	*	17	7
Class I	––	*	N/A	1,205	––	*	43	66
Class R	N/A		N/A	4	N/A		9	N/A
Class Y	––	*	–– *	1,298	3		216	53
Registration fees	23		––	296	42		62	72
Custodian fees	1		7	2,644	––	*	27	18
Directors' fees	––	*	––	265	1		18	11
Accounting services fee	––		47	136	22		101	95
Legal fees	1		10	181	1		9	6
Audit fees	4		13	49	13		18	22
Other	5		152	1,939	17		86	25

Total Expenses	44		1,227	95,734	589		6,081	4,418

Less:
Expenses in excess of limit	(22)		(4)	(913)	(70)		(14)	(4)

Total Net Expenses	22		1,223	94,821	519		6,067	4,414

Net Investment Income (Loss)	(12)		(102)	84,130	(132)		235	29,759

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated securities	(11)		(6,984)	(66,344)	883		38,729	19,021
Futures contracts	––		––	(432,819)	––		––	––
Written options	––		––	3,844	––		(5,247)	––
Forward foreign currency contracts	––		––	(30,389)	––		––	6
Foreign currency exchange transactions	––		––	(8,125)	––		(453)	7
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	324		(19,445)	2,396,032	17,937		147,338	116,194
Investments in affiliated securities	––		––	251,486	––		––	––
Futures contracts	––		––	(17,022)	––		––	––
Written options	––		––	3,601	––		2,467	––
Forward foreign currency contracts	––		––	(23,826)	––		––	(193)
Foreign currency exchange transactions	––		––	1,149	––		608	1

Net Realized and Unrealized Gain (Loss)	313		(26,429)	2,077,587	18,820		183,442	135,036

Net Increase (Decrease) in Net Assets Resulting from Operations	$301		$(26,531)	$2,161,717	$18,688		$183,677	$164,795

*Not shown due to rounding.
(1)For the period from May 18, 2009 through September 30, 2009 (see Note 12).
(2)For the period from July 1, 2008 through May 17, 2009 (see Note 12).

See Accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS
Ivy Funds, Inc.

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2009 (UNAUDITED)

(In thousands)	Ivy Limited- Term Bond Fund		Ivy Money Market Fund	Ivy Municipal Bond Fund	Ivy Municipal High Income Fund(1)		Waddell & Reed Advisors Municipal High Income Fund(2)

INVESTMENT INCOME
Interest and amortization from unaffiliated securities	$11,790		$2,248	$ 1,611	$ 188		$ 18,880

Total Investment Income	11,790		2,248	1,611	188		18,880

EXPENSES
Investment management fee	1,467		595	159	13		1,371
Distribution and service fees:
Class A	425		––	46	3		639
Class B	101		74	8	5		26
Class C	827		328	111	7		69
Class E	––	*	––	N/A	N/A		N/A
Class Y	52		N/A	N/A	––	*	––
Shareholder servicing:
Class A	334		160	30	––	*	241
Class B	27		18	1	––	*	5
Class C	133		52	18	––	*	15
Class E	––	*	6	N/A	N/A		N/A
Class I	15		N/A	N/A	1		N/A
Class Y	34		N/A	N/A	––	*	–– *
Registration fees	86		46	26	25		––
Custodian fees	11		8	3	2		14
Directors' fees	12		7	2	––	*	––
Accounting services fee	81		49	22	1		76
Legal fees	6		9	1	1		–– *
Audit fees	14		9	14	4		32
Other	46		49	5	5		219

Total Expenses	3,671		1,410	446	67		2,707

Less:
Expenses in excess of limit	––		(150)	––	(32)		(108)

Total Net Expenses	3,671		1,260	446	35		2,599

Net Investment Income	8,119		988	1,165	153		16,281

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated securities	2,722		14	(70)	1		(11,204)
Futures contracts	––		––	––	––		(10)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	13,027		––	5,314	1,169		(15,923)

Net Realized and Unrealized Gain (Loss)	15,749		14	5,244	1,170		(27,137)

Net Increase (Decrease) in Net Assets Resulting from Operations	$23,868		$1,002	$6,409	$1,323		$(10,856)

*Not shown due to rounding.
(1)For the period from May 18, 2009 through September 30, 2009 (see Note 12).
(2)For the period from October 1, 2008 through May 17, 2009 (see Note 12).

See Accompanying Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
Ivy Funds, Inc.

	Ivy Capital Appreciation Fund		Ivy Core Equity Fund		Ivy Large Cap Growth Fund
(In thousands)	Six months ended 9-30-09 (Unaudited)	Fiscal year ended 3-31-09	Six months ended 9-30-09 (Unaudited)	Fiscal year ended 3-31-09	Six months ended 9-30-09 (Unaudited)	Fiscal year ended 3-31-09

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$471	$(857)	$45	$(181)	$1,348	$1,793
Net realized gain (loss) on investments	(46,361)	(148,942)	5,504	(20,427)	(4,870)	(102,575)
Net change in unrealized appreciation (depreciation)	167,288	(140,815)	43,848	(60,072)	156,861	(113,700)

Net Increase (Decrease) in Net Assets Resulting from Operations	121,398	(290,614)	49,397	(80,680)	153,339	(214,482)

Distributions to Shareholders From:
Net investment income:
Class A	––	––	––	––	––	(270)
Class B	––	––	––	––	––	––
Class C	––	––	––	––	––	––
Class E	––	––	––	––	––	(1)
Class I	––	––	––	––	––	(329)
Class R	––	––	––	––	––	––
Class Y	––	––	––	––	––	(111)
Net realized gains:
Class A	––	––	––	––	––	––
Class B	––	––	––	––	––	––
Class C	––	––	––	––	––	––
Class E	––	––	––	––	––	––
Class I	––	––	––	––	––	––
Class R	––	––	––	––	––	––
Class Y	––	––	––	––	––	––
Tax return of capital:
Class A	––	(31)	––	(195)	––	––
Class B	––	––	––	(13)	––	––
Class C	––	(7)	––	(254)	––	––
Class E	––	–– *	––	(1)	––	––
Class I	––	(13)	––	(1)	––	––
Class Y	––	(3)	––	(6)	––	––

Total Distributions to Shareholders	––	(54)	––	(470)	––	(711)

Capital Share Transactions	3,101	103,795	(7,167)	(4,806)	111,562	339,110

Net Increase (Decrease) in Net Assets	124,499	(186,873)	42,230	(85,956)	264,901	123,917
Net Assets, Beginning of Period	370,442	557,315	149,032	234,988	560,434	436,517

Net Assets, End of Period	$494,941	$370,442	$191,262	$149,032	$825,335	$560,434

Undistributed (distributions in excess of) net investment income	$460	$(11)	$(14)	$(61)	$2,398	$1,050

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
Ivy Funds, Inc.

	Ivy Mid Cap Growth Fund		Ivy Small Cap Growth Fund
(In thousands)	Six months ended 9-30-09 (Unaudited)	Fiscal year ended 3-31-09	Six months ended 9-30-09 (Unaudited)	Fiscal year ended 3-31-09

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment loss	$(341)	$(610)	$(2,178)	$(5,272)
Net realized gain (loss) on investments	2,636	(2,022)	12,230	(76,006)
Net change in unrealized appreciation (depreciation)	44,910	(48,827)	88,481	(41,555)

Net Increase (Decrease) in Net Assets Resulting from Operations	47,205	(51,459)	98,533	(122,833)

Distributions to Shareholders From:
Net investment income:
Class A	––	––	––	––
Class B	––	––	––	––
Class C	––	––	––	––
Class E	––	––	––	––
Class I	––	––	––	––
Class R	––	––	––	––
Class Y	––	––	––	––
Net realized gains:
Class A	––	––	––	(681)
Class B	––	––	––	(71)
Class C	––	––	––	(1,217)
Class E	––	––	––	(5)
Class I	––	––	––	(10)
Class R	––	––	––	(3)
Class Y	––	––	––	(727)

Total Distributions to Shareholders	––	––	––	(2,714)

Capital Share Transactions	26,688	5,526	14,893	(47,553)

Net Increase (Decrease) in Net Assets	73,893	(45,933)	113,426	(173,100)
Net Assets, Beginning of Period	95,038	140,971	249,550	422,650

Net Assets, End of Period	$168,931	$95,038	$362,976	$249,550

Distributions in excess of net investment income	$(353)	$(12)	$(2,271)	$(92)

See Accompanying Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
Ivy Funds, Inc.

	Ivy Tax-Managed Equity Fund	Waddell & Reed Advisors Tax-Managed Equity Fund		Ivy Asset Strategy Fund
(In thousands)	Fiscal period ended 9-30-09 (Unaudited)(1)	Fiscal period ended 5-17-09 (Unaudited)(2)	Fiscal year ended 6-30-08	Six months ended 9-30-09 (Unaudited)	Fiscal year ended 3-31-09

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$(12)	$(102)	$(157)	$84,130	$92,194
Net realized gain (loss) on investments	(11)	(6,984)	1,993	(533,833)	(3,852,268)
Net change in unrealized appreciation (depreciation)	324	(19,445)	1,814	2,611,420	101,340

Net Increase (Decrease) in Net Assets Resulting from Operations	301	(26,531)	3,650	2,161,717	(3,658,734)

Distributions to Shareholders From:
Net investment income:
Class A	––	––	––	––	(8,799)
Class B	––	––	––	––	––
Class C	––	––	––	––	––
Class E	––	––	––	––	––
Class I	––	––	––	––	(452)
Class R	––	––	––	––	–– *
Class Y	––	––	––	––	(2,090)
Net realized gains:
Class A	––	––	––	––	(501,533)
Class B	––	––	––	––	(35,947)
Class C	––	––	––	––	(506,059)
Class E	––	––	––	––	(1,668)
Class I	––	––	––	––	(20,999)
Class R	––	––	––	––	(38)
Class Y	––	––	––	––	(153,041)
Tax return of capital:
Class A	––	––	––	––	(2,390)
Class B	––	––	––	––	(171)
Class C	––	––	––	––	(2,411)
Class E	––	––	––	––	(8)
Class I	––	––	––	––	(100)
Class R	––	––	––	––	–– *
Class Y	––	––	––	––	(729)

Total Distributions to Shareholders	––	––	––	––	(1,236,435)

Capital Share Transactions	2,247	22,060	27,500	3,744,015	4,236,876

Net Increase (Decrease) in Net Assets	2,548	(4,471)	31,150	5,905,732	(658,293)
Net Assets, Beginning of Period	198 (3)	112,830	81,680	11,592,505	12,250,798

Net Assets, End of Period	$2,746	$108,359	$112,830	$17,498,237	$11,592,505

Undistributed (distributions in excess of) net investment income	$(12)	$(108)	$(6)	$36,901	$(39,104)

*Not shown due to rounding
(1)For the period from May 18, 2009 through September 30, 2009.
(2)Data represents activity for Waddell & Reed Advisors Tax-Managed Equity Fund for the period from July 1, 2008 through May 17, 2009.
(3)A reorganization of the Class Y shares of the Waddell & Reed Advisors Tax-Managed Equity Fund occurred as of May 18, 2009. All capital and shares of Class Y were transferred to Class I of the newly formed Ivy Tax-Managed Equity Fund.

See Accompanying Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
Ivy Funds, Inc.

	Ivy Energy Fund		Ivy Science and Technology Fund		Ivy High Income Fund
(In thousands)	Six months ended 9-30-09 (Unaudited)	Fiscal year ended 3-31-09	Six months ended 9-30-09 (Unaudited)	Fiscal year ended 3-31-09	Six months ended 9-30-09 (Unaudited)	Fiscal year ended 3-31-09

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$(132)	$(291)	$235	$(1,601)	$29,759	$16,945
Net realized gain (loss) on investments	883	(17,053)	33,029	(13,747)	19,034	(13,315)
Net change in unrealized appreciation (depreciation)	17,937	(7,635)	150,413	(119,167)	116,002	(18,593)

Net Increase (Decrease) in Net Assets Resulting from Operations	18,688	(24,979)	183,677	(134,515)	164,795	(14,963)

Distributions to Shareholders From:
Net investment income:
Class A	––	––	––	––	(18,590)	(12,401)
Class B	––	––	––	––	(689)	(534)
Class C	––	––	––	––	(5,105)	(1,524)
Class E	––	––	––	––	(60)	(64)
Class I	––	––	––	––	(4,004)	(166)
Class R	––	––	––	––	––	––
Class Y	––	––	––	––	(2,915)	(699)
Net realized gains:
Class A	––	––	––	(11,497)	––	––
Class B	––	––	––	(772)	––	––
Class C	––	––	––	(5,238)	––	––
Class E	––	––	––	(78)	––	––
Class I	––	––	––	(1,037)	––	––
Class R	––	––	––	(252)	––	––
Class Y	––	––	––	(8,025)	––	––
Tax return of capital:
Class A	––	––	––	(72)	––	––
Class B	––	––	––	(4)	––	––
Class C	––	––	––	(32)	––	––
Class E	––	––	––	(1)	––	––
Class I	––	––	––	(7)	––	––
Class R	––	––	––	(1)	––	––
Class Y	––	––	––	(51)	––	––

Total Distributions to Shareholders	––	––	––	(27,067)	(31,363)	(15,388)

Capital Share Transactions	11,004	30,651	170,408	185,429	503,507	219,957

Net Increase in Net Assets	29,692	5,672	354,085	23,847	636,939	189,606
Net Assets, Beginning of Period	42,685	37,013	578,080	554,233	342,662	153,056

Net Assets, End of Period	$72,377	$42,685	$932,165	$578,080	$979,601	$342,662

Undistributed (distributions in excess of) net investment income	$(133)	$(1)	$(257)	$(39)	$28	$1,625

See Accompanying Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
Ivy Funds, Inc.

	Ivy Limited-Term Bond Fund		Ivy Money Market Fund
(In thousands)	Six months ended 9-30-09 (Unaudited)	Fiscal year ended 3-31-09	Six months ended 9-30-09 (Unaudited)	Fiscal year ended 3-31-09

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$8,119	$6,393	$988	$2,480
Net realized gain (loss) on investments	2,722	(542)	14	34
Net change in unrealized appreciation	13,027	13,272	––	––

Net Increase in Net Assets Resulting from Operations	23,868	19,123	1,002	2,514

Distributions to Shareholders From:
Net investment income:
Class A	(5,116)	(4,357)	(889)	(2,020)
Class B	(224)	(226)	(15)	(80)
Class C	(1,909)	(1,465)	(67)	(342)
Class E	(2)	(4)	(17)	(38)
Class I	(320)	(46)	––	––
Class Y	(629)	(324)	––	––
Net realized gains:
Class A	––	––	(26)	(7)
Class B	––	––	(2)	(1)
Class C	––	––	(10)	(5)
Class E	––	––	(1)	–– *
Class I	––	––	––	––
Class Y	––	––	––	––

Total Distributions to Shareholders	(8,200)	(6,422)	(1,027)	(2,493)

Capital Share Transactions	169,894	402,887	(34,086)	216,973

Net Increase (Decrease) in Net Assets	185,562	415,588	(34,111)	216,994
Net Assets, Beginning of Period	510,483	94,895	333,981	116,987

Net Assets, End of Period	$696,045	$510,483	$299,870	$333,981

Distributions in excess of net investment income	$(81)	$––	$––	$––

*Not shown due to rounding.
See Accompanying Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS
Ivy Funds, Inc.

	Ivy Municipal Bond Fund		Ivy Municipal High Income Fund	Waddell & Reed Advisors Municipal High Income Fund
(In thousands)	Six months ended 9-30-09 (Unaudited)	Fiscal year ended 3-31-09	Fiscal period ended 9-30-09 (Unaudited)(1)	Fiscal period ended 5-17-09 (Unaudited)(2)	Fiscal year ended 9-30-08

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$1,165	$1,476	$153	$16,281	$24,350
Net realized gain (loss) on investments	(70)	(111)	1	(11,214)	618
Net change in unrealized appreciation (depreciation)	5,314	(999)	1,169	(15,923)	(54,573)

Net Increase (Decrease) in Net Assets Resulting from Operations	6,409	366	1,323	(10,856)	(29,605)

Distributions to Shareholders From:
Net investment income:
Class A	(761)	(970)	(54)	(15,260)	(23,820)
Class B	(26)	(34)	(21)	(137)	(242)
Class C	(376)	(475)	(32)	(357)	(534)
Class I	––	––	(27)	––	––
Class Y	––	–– *	(10)	(5)	(7)
Net realized gains:
Class A	––	––	––	––	––
Class B	––	––	––	––	––
Class C	––	––	––	––	––
Class I	––	––	––	––	––
Class Y	––	––	––	––	––

Total Distributions to Shareholders	(1,163)	(1,479)	(144)	(15,759)	(24,603)

Capital Share Transactions	4,740	24,712	7,064	17,208	435

Net Increase (Decrease) in Net Assets	9,986	23,599	8,243	(9,407)	(53,773)
Net Assets, Beginning of Period	56,568	32,969	4,664 (3)	463,238	517,011

Net Assets, End of Period	$66,554	$56,568	$12,907	$453,831	$463,238

Undistributed net investment income	$10	$8	$10	$630	$108

*Not shown due to rounding.
(1)For the period from May 18, 2009 through September 30, 2009.
(2)Data represents activity for Waddell & Reed Advisors Municipal High Income Fund for the period from October 1, 2008 through May 17, 2009.
(3)A reorganization of the Class Y shares of the Waddell & Reed Advisors Municipal High Income Fund occurred as of May 18, 2009. All capital and shares of Class Y were transferred to Class I of the newly formed Ivy Municipal High Income Fund.

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
Ivy Funds, Inc.

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY CAPITAL APPRECIATION FUND(1)
Net Asset Value, Beginning of Period		Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Distributions From Return of Capital

Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$ 5.87	$ 0.01	(3)	$ 1.91	(3)	$ 1.92	$ ––	$ ––	$ ––
Fiscal year ended 3-31-2009	9.71	(0.01	)(3)	(3.83	)(3)	(3.84)	––	––	––	*
Fiscal year ended 3-31-2008	10.09	0.00	(3)	(0.27	)(3)	(0.27)	––	(0.11)	––
Fiscal year ended 3-31-2007	9.16	0.00	(3)	0.93	(3)	0.93	––	––	––
Fiscal year ended 3-31-2006	7.99	(0.03	)(3)	1.20	(3)	1.17	––	––	––
Fiscal year ended 3-31-2005	7.52	(0.02)		0.49		0.47	––	––	––
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	5.42	(0.03	)(3)	1.76	(3)	1.73	––	––	––
Fiscal year ended 3-31-2009	9.05	(0.14)		(3.49)		(3.63)	––	––	––
Fiscal year ended 3-31-2008	9.43	(0.10	)(3)	(0.25	)(3)	(0.35)	––	(0.03)	––
Fiscal year ended 3-31-2007	8.65	(0.09	)(3)	0.87	(3)	0.78	––	––	––
Fiscal year ended 3-31-2006	7.62	(0.11	)(3)	1.14	(3)	1.03	––	––	––
Fiscal year ended 3-31-2005	7.26	(0.01)		0.37		0.36	––	––	––
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	5.44	(0.02	)(3)	1.77	(3)	1.75	––	––	––
Fiscal year ended 3-31-2009	9.06	(0.09)		(3.53)		(3.62)	––	––	––	*
Fiscal year ended 3-31-2008	9.45	(0.08	)(3)	(0.28	)(3)	(0.36)	––	(0.03)	––
Fiscal year ended 3-31-2007	8.64	(0.07	)(3)	0.88	(3)	0.81	––	––	––
Fiscal year ended 3-31-2006	7.60	(0.09	)(3)	1.13	(3)	1.04	––	––	––
Fiscal year ended 3-31-2005	7.24	0.03		0.33		0.36	––	––	––
Class E Shares
Six-month period ended 9-30-2009 (unaudited)	5.88	0.01	(3)	1.93	(3)	1.94	––	––	––
Fiscal year ended 3-31-2009	9.70	(0.01)		(3.81)		(3.82)	––	––	––	*
Fiscal year ended 3-31-2008(6)	10.12	(0.03	)(3)	(0.30	)(3)	(0.33)	––	(0.09)	––
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	5.92	0.02	(3)	1.93	(3)	1.95	––	––	––
Fiscal year ended 3-31-2009	9.74	0.02	(3)	(3.84	)(3)	(3.82)	––	––	––	*
Fiscal year ended 3-31-2008(6)	10.14	0.02	(3)	(0.29	)(3)	(0.27)	––	(0.13)	––
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	5.90	0.01	(3)	1.91	(3)	1.92	––	––	––
Fiscal year ended 3-31-2009	9.73	0.00		(3.83)		(3.83)	––	––	––	*
Fiscal year ended 3-31-2008	10.10	0.00	(3)	(0.26	)(3)	(0.26)	––	(0.11)	––
Fiscal year ended 3-31-2007	9.16	0.01	(3)	0.93	(3)	0.94	––	––	––
Fiscal year ended 3-31-2006	7.99	(0.02	)(3)	1.19	(3)	1.17	––	––	––
Fiscal year ended 3-31-2005(8)	7.33	0.03		0.63		0.66	––	––	––

Total Distributions		Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in millions)			Ratio of Expenses to Average Net Assets Including Expense Waiver	Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(2)			Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(2)		Portfolio Turnover Rate

Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$ ––	$ 7.79	32.71	%(4)	$276		1.33	%(5)	0.17	%(5)	––%		––%		27%
Fiscal year ended 3-31-2009	–– *	5.87	-39.54	(4)	196		1.31		-0.18		––		––		77
Fiscal year ended 3-31-2008	(0.11)	9.71	-2.83	(4)	393		1.15		-0.01		––		––		81
Fiscal year ended 3-31-2007	––	10.09	10.15	(4)	58		1.35		0.05		1.40		0.00		95
Fiscal year ended 3-31-2006	––	9.16	14.64	(4)	36		1.30		-0.29		1.55		-0.54		60
Fiscal year ended 3-31-2005	––	7.99	6.25	(4)	11		1.19		0.03		1.84		-0.62		62
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	––	7.15	31.92		7		2.36	(5)	-0.85	(5)	––		––		27
Fiscal year ended 3-31-2009	––	5.42	- 40.11		5		2.29		-1.17		––		––		77
Fiscal year ended 3-31-2008	(0.03)	9.05	-3.76		12		2.13		-0.99		––		––		81
Fiscal year ended 3-31-2007	––	9.43	9.02		4		2.47		-1.07		2.51		-1.11		95
Fiscal year ended 3-31-2006	––	8.65	13.52		2		2.31		-1.30		2.56		-1.55		60
Fiscal year ended 3-31-2005	––	7.62	4.96		1		2.03		-0.81		2.68		-1.46		62
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	––	7.19	32.17		47		2.05	(5)	-0.56	(5)	––		––		27
Fiscal year ended 3-31-2009	–– *	5.44	-39.95		40		2.03		-0.91		––		––		77
Fiscal year ended 3-31-2008	(0.03)	9.06	-3.82		80		1.89		-0.77		––		––		81
Fiscal year ended 3-31-2007	––	9.45	9.38		11		2.14		-0.75		2.18		-0.79		95
Fiscal year ended 3-31-2006	––	8.64	13.68		7		2.07		-1.05		2.32		-1.30		60
Fiscal year ended 3-31-2005	––	7.60	4.97		2		2.15		-0.96		2.80		-1.61		62
Class E Shares
Six-month period ended 9-30-2009 (unaudited)	––	7.82	32.99	(4)	2		1.15	(5)	0.35	(5)	2.06	(5)	-0.56	(5)	27
Fiscal year ended 3-31-2009	–– *	5.88	-39.37	(4)	2		1.23		-0.10		1.85		-0.72		77
Fiscal year ended 3-31-2008(6)	(0.09)	9.70	-3.40	(4)	2		1.35	(5)	-0.28	(5)	1.73	(5)	-0.66	(5)	81	(7)
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	––	7.87	32.94		156		0.92	(5)	0.58	(5)	––		––		27
Fiscal year ended 3-31-2009	–– *	5.92	-39.21		111		0.90		0.28		––		––		77
Fiscal year ended 3-31-2008(6)	(0.13)	9.74	-2.83		12		0.86	(5)	0.23	(5)	––		––		81	(7)
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	––	7.82	32.54		7		1.31	(5)	0.17	(5)	––		––		27
Fiscal year ended 3-31-2009	–– *	5.90	-39.35		16		1.16		-0.07		––		––		77
Fiscal year ended 3-31-2008	(0.11)	9.73	-2.83		58		1.14		0.00		––		––		81
Fiscal year ended 3-31-2007	––	10.10	10.37		10		1.27		0.16		1.31		0.12		95
Fiscal year ended 3-31-2006	––	9.16	14.64		1		1.20		-0.23		1.45		-0.48		60
Fiscal year ended 3-31-2005(8)	––	7.99	9.00		––	*	1.11	(5)	0.47	(5)	1.76	(5)	-0.18	(5)	62	(9)

*Not shown due to rounding.
(1)Capital Appreciation Fund (formerly Tax-Managed Equity Fund) changed its name effective March 31, 2005.
(2)Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.
(3)Based on average weekly shares outstanding.
(4)Total return calculated without taking into account the sales load deducted on an initial purchase.
(5)Annualized.
(6)For the period from April 2, 2007 (commencement of operations of the class) through March 31, 2008.
(7)For the fiscal year ended March 31, 2008.
(8)For the period from September 15, 2004 (commencement of operations of the class) through March 31, 2005.
(9)For the fiscal year ended March 31, 2005.

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
Ivy Funds, Inc.

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY CORE EQUITY FUND
Net Asset Value, Beginning of Period		Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Distributions From Return of Capital

Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$ 6.04	$0.02	(2)	$ 2.03	(2)	$ 2.05	$ ––	$ ––	$ ––
Fiscal year ended 3-31-2009	9.33	0.00		(3.27)		(3.27)	––	––	(0.02)
Fiscal year ended 3-31-2008	10.03	0.01		0.25		0.26	––	(0.96)	––
Fiscal year ended 3-31-2007	10.24	0.00		0.88		0.88	––	(1.09)	––
Fiscal year ended 3-31-2006	9.03	0.00		1.21		1.21	––	––	––
Fiscal year ended 3-31-2005	8.08	0.02		0.93		0.95	––	––	––
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	5.54	(0.02	)(2)	1.86	(2)	1.84	––	––	––
Fiscal year ended 3-31-2009	8.64	(0.11)		(2.98)		(3.09)	––	––	(0.01)
Fiscal year ended 3-31-2008	9.34	(0.06)		0.22		0.16	––	(0.86)	––
Fiscal year ended 3-31-2007	9.70	(0.07)		0.80		0.73	––	(1.09)	––
Fiscal year ended 3-31-2006	8.63	(0.10)		1.17		1.07	––	––	––
Fiscal year ended 3-31-2005	7.78	(0.07)		0.92		0.85	––	––	––
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	5.61	(0.01	)(2)	1.89	(2)	1.88	––	––	––
Fiscal year ended 3-31-2009	8.74	(0.06)		(3.05)		(3.11)	––	––	(0.02)
Fiscal year ended 3-31-2008	9.44	(0.05)		0.22		0.17	––	(0.87)	––
Fiscal year ended 3-31-2007	9.77	(0.06)		0.82		0.76	––	(1.09)	––
Fiscal year ended 3-31-2006	8.68	(0.09)		1.18		1.09	––	––	––
Fiscal year ended 3-31-2005	7.82	(0.06)		0.92		0.86	––	––	––
Class E Shares
Six-month period ended 9-30-2009 (unaudited)	6.03	0.02	(2)	2.03	(2)	2.05	––	––	––
Fiscal year ended 3-31-2009	9.33	0.02	(2)	(3.30	)(2)	(3.28)	––	––	(0.02)
Fiscal year ended 3-31-2008(5)	10.05	(0.03	)(2)	0.26	(2)	0.23	––	(0.95)	––
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	6.47	0.03	(2)	2.17	(2)	2.20	––	––	––
Fiscal year ended 3-31-2009	9.93	0.08	(2)	(3.52	)(2)	(3.44)	––	––	(0.02)
Fiscal year ended 3-31-2008(5)	10.52	0.10		0.30		0.40	––	(0.99)	––
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	6.36	0.03	(2)	2.14	(2)	2.17	––	––	––
Fiscal year ended 3-31-2009	9.80	0.06	(2)	(3.48	)(2)	(3.42)	––	––	(0.02)
Fiscal year ended 3-31-2008	10.49	0.06	(2)	0.22	(2)	0.28	––	(0.97)	––
Fiscal year ended 3-31-2007	10.65	0.04	(2)	0.89	(2)	0.93	––	(1.09)	––
Fiscal year ended 3-31-2006	9.38	0.09		1.18		1.27	––	––	––
Fiscal year ended 3-31-2005	8.37	0.25		0.76		1.01	––	––	––

Total Distributions		Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in millions)			Ratio of Expenses to Average Net Assets Including Expense Waiver	Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(1)			Ratio of Net Investment Loss to Average Net Assets Excluding Expense Waiver(1)		Portfolio Turnover Rate

Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$ ––	$8.09	33.94	%(3)	$ 85		1.49	%(4)	0.44	%(4)	––%		––%		50%
Fiscal year ended 3-31-2009	(0.02)	6.04	-35.09	(3)	65		1.46		0.38		––		––		115
Fiscal year ended 3-31-2008	(0.96)	9.33	1.52	(3)	88		1.35		0.36		––		––		81
Fiscal year ended 3-31-2007	(1.09)	10.03	8.54	(3)	83		1.37		0.21		––		––		114
Fiscal year ended 3-31-2006	––	10.24	13.40	(3)	74		1.42		-0.03		––		––		79
Fiscal year ended 3-31-2005	––	9.03	11.76	(3)	65		1.50		0.07		––		––		42
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	––	7.38	33.21		5		2.54	(4)	-0.62	(4)	––		––		50
Fiscal year ended 3-31-2009	(0.01)	5.54	-35.75		4		2.48		-0.68		––		––		115
Fiscal year ended 3-31-2008	(0.86)	8.64	0.65		9		2.27		-0.51		––		––		81
Fiscal year ended 3-31-2007	(1.09)	9.34	7.45		11		2.29		-0.71		––		––		114
Fiscal year ended 3-31-2006	––	9.70	12.40		11		2.32		-0.94		––		––		79
Fiscal year ended 3-31-2005	––	8.63	10.93		12		2.36		-0.77		––		––		42
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	––	7.49	33.51		93		2.24	(4)	-0.31	(4)	––		––		50
Fiscal year ended 3-31-2009	(0.02)	5.61	-35.63		75		2.21		-0.42		––		––		115
Fiscal year ended 3-31-2008	(0.87)	8.74	0.78		135		2.11		-0.34		––		––		81
Fiscal year ended 3-31-2007	(1.09)	9.44	7.71		159		2.13		-0.55		––		––		114
Fiscal year ended 3-31-2006	––	9.77	12.56		173		2.17		-0.79		––		––		79
Fiscal year ended 3-31-2005	––	8.68	11.00		183		2.22		-0.63		––		––		42
Class E Shares
Six-month period ended 9-30-2009 (unaudited)	––	8.08	34.00	(3)	1		1.35	(4)	0.58	(4)	2.31	(4)	-0.38	(4)	50
Fiscal year ended 3-31-2009	(0.02)	6.03	-35.20	(3)	1		1.56		0.31		2.12		-0.25		115
Fiscal year ended 3-31-2008(5)	(0.95)	9.33	1.22	(3)	1		1.80	(4)	-0.43	(4)	––		––		81	(6)
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	––	8.67	34.00		2		1.01	(4)	0.90	(4)	––		––		50
Fiscal year ended 3-31-2009	(0.02)	6.47	-34.68		––	*	0.97		1.03		––		––		115
Fiscal year ended 3-31-2008(5)	(0.99)	9.93	2.80		––	*	0.99	(4)	0.72	(4)	––		––		81	(6)
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	––	8.53	34.12		5		1.25	(4)	0.69	(4)	––		––		50
Fiscal year ended 3-31-2009	(0.02)	6.36	-34.94		4		1.23		0.71		––		––		115
Fiscal year ended 3-31-2008	(0.97)	9.80	1.67		2		1.22		0.60		––		––		81
Fiscal year ended 3-31-2007	(1.09)	10.49	8.69		3		1.21		0.35		––		––		114
Fiscal year ended 3-31-2006	––	10.65	13.54		2		1.22		0.16		––		––		79
Fiscal year ended 3-31-2005	––	9.38	12.07		2		1.24		0.34		––		––		42

*Not shown due to rounding.
(1)Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.
(2)Based on average weekly shares outstanding.
(3)Total return calculated without taking into account the sales load deducted on an initial purchase.
(4)Annualized.
(5)For the period from April 2, 2007 (commencement of operations of the class) through March 31, 2008.
(6)For the fiscal year ended March 31, 2008.

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
Ivy Funds, Inc.

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY LARGE CAP GROWTH FUND
Net Asset Value, Beginning of Period		Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions

Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$ 8.71	$ 0.02	(2)	$ 2.08	(2)	$ 2.10	$ ––	$ ––	$ ––
Fiscal year ended 3-31-2009	13.17	0.04	(2)	(4.49	)(2)	(4.45)	(0.01)	––	(0.01)
Fiscal year ended 3-31-2008	11.82	(0.02	)(2)	1.49	(2)	1.47	––	(0.12)	(0.12)
Fiscal year ended 3-31-2007	11.61	(0.03)		0.24		0.21	––	––	––
Fiscal year ended 3-31-2006	9.54	(0.06)		2.13		2.07	––	––	––
Fiscal year ended 3-31-2005	9.27	(0.03)		0.30		0.27	––	––	––
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	7.82	(0.04	)(2)	1.86	(2)	1.82	––	––	––
Fiscal year ended 3-31-2009	11.98	(0.10	)(2)	(4.06	)(2)	(4.16)	––	––	––
Fiscal year ended 3-31-2008	10.89	(0.16)		1.37		1.21	––	(0.12)	(0.12)
Fiscal year ended 3-31-2007	10.83	(0.12)		0.18		0.06	––	––	––
Fiscal year ended 3-31-2006	8.99	(0.14)		1.98		1.84	––	––	––
Fiscal year ended 3-31-2005	8.83	(0.05)		0.21		0.16	––	––	––
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	8.09	(0.03	)(2)	1.93	(2)	1.90	––	––	––
Fiscal year ended 3-31-2009	12.33	(0.05	)(2)	(4.19	)(2)	(4.24)	––	––	––
Fiscal year ended 3-31-2008	11.18	(0.13	)(2)	1.40	(2)	1.27	––	(0.12)	(0.12)
Fiscal year ended 3-31-2007	11.09	(0.12)		0.21		0.09	––	––	––
Fiscal year ended 3-31-2006	9.18	(0.10)		2.01		1.91	––	––	––
Fiscal year ended 3-31-2005	8.99	(0.09)		0.28		0.19	––	––	––
Class E Shares
Six-month period ended 9-30-2009 (unaudited)	8.70	0.02	(2)	2.08	(2)	2.10	––	––	––
Fiscal year ended 3-31-2009	13.16	0.04	(2)	(4.49	)(2)	(4.45)	(0.01)	––	(0.01)
Fiscal year ended 3-31-2008(5)	11.84	(0.02	)(2)	1.46	(2)	1.44	––	(0.12)	(0.12)
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	8.91	0.03	(2)	2.12	(2)	2.15	––	––	––
Fiscal year ended 3-31-2009	13.46	0.06	(2)	(4.58	)(2)	(4.52)	(0.03)	––	(0.03)
Fiscal year ended 3-31-2008(5)	11.99	0.01	(2)	1.58	(2)	1.59	––	(0.12)	(0.12)
Class R Shares
Six-month period ended 9-30-2009 (unaudited)	8.63	0.00	(2)	2.06	(2)	2.06	––	––	––
Fiscal year ended 3-31-2009	13.08	0.02	(2)	(4.47	)(2)	(4.45)	––	––	––
Fiscal year ended 3-31-2008	11.78	(0.06	)(2)	1.48	(2)	1.42	––	(0.12)	(0.12)
Fiscal year ended 3-31-2007	11.60	(0.06)		0.24		0.18	––	––	––
Fiscal year ended 3-31-2006(7)	11.27	(0.03)		0.36		0.33	––	––	––
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	8.83	0.02	(2)	2.11	(2)	2.13	––	––	––
Fiscal year ended 3-31-2009	13.35	0.05	(2)	(4.55	)(2)	(4.50)	(0.02)	––	(0.02)
Fiscal year ended 3-31-2008	11.97	(0.01	)(2)	1.51	(2)	1.50	––	(0.12)	(0.12)
Fiscal year ended 3-31-2007	11.74	(0.01)		0.24		0.23	––	––	––
Fiscal year ended 3-31-2006	9.62	(0.04)		2.16		2.12	––	––	––
Fiscal year ended 3-31-2005	9.32	0.00		0.30		0.30	––	––	––

	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in millions)			Ratio of Expenses to Average Net Assets Including Expense Waiver	Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(1)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(1)		Portfolio Turnover Rate

Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$10.81	24.11	%(3)	$435		1.15	%(4)	0.36	%(4)	1.33	%(4)	0.18	%(4)	29%
Fiscal year ended 3-31-2009	8.71	-33.80	(3)	335		1.15		0.40		1.34		0.21		76
Fiscal year ended 3-31-2008	13.17	12.32	(3)	278		1.15		-0.13		1.29		-0.27		79
Fiscal year ended 3-31-2007	11.82	1.81	(3)	162		1.20		-0.44		1.39		-0.44		93
Fiscal year ended 3-31-2006	11.61	21.70	(3)	157		1.41		-0.62		––		––		79
Fiscal year ended 3-31-2005	9.54	2.91	(3)	82		1.50		-0.31		1.52		-0.33		131
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	9.64	23.27		9		2.47	(4)	-0.96	(4)	––		––		29
Fiscal year ended 3-31-2009	7.82	-34.73		7		2.49		-1.01		––		––		76
Fiscal year ended 3-31-2008	11.98	10.98		13		2.32		-1.28		––		––		79
Fiscal year ended 3-31-2007	10.89	0.55		12		2.42		-1.48		––		––		93
Fiscal year ended 3-31-2006	10.83	20.47		11		2.45		-1.65		––		––		79
Fiscal year ended 3-31-2005	8.99	1.81		8		2.53		-1.30		––		––		131
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	9.99	23.49		44		2.06	(4)	-0.54	(4)	––		––		29
Fiscal year ended 3-31-2009	8.09	-34.39		33		2.08		-0.54		––		––		76
Fiscal year ended 3-31-2008	12.33	11.23		34		2.07		-1.04		––		––		79
Fiscal year ended 3-31-2007	11.18	0.81		19		2.18		-1.23		––		––		93
Fiscal year ended 3-31-2006	11.09	20.81		17		2.21		-1.42		––		––		79
Fiscal year ended 3-31-2005	9.18	2.11		12		2.25		-1.06		2.28		-1.09		131
Class E Shares
Six-month period ended 9-30-2009 (unaudited)	10.80	24.14	(3)	1		1.15	(4)	0.37	(4)	2.23	(4)	-0.71	(4)	29
Fiscal year ended 3-31-2009	8.70	-33.83	(3)	1		1.15		0.38		2.27		-0.74		76
Fiscal year ended 3-31-2008(5)	13.16	12.05	(3)	––	*	1.15	(4)	-0.13	(4)	1.75	(4)	-0.73	(4)	79	(6)
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	11.06	24.13		235		0.93	(4)	0.59	(4)	––		––		29
Fiscal year ended 3-31-2009	8.91	-33.61		102		0.92		0.87		––		––		76
Fiscal year ended 3-31-2008(5)	13.46	13.15		2		0.96	(4)	0.09	(4)	––		––		79	(6)
Class R Shares
Six-month period ended 9-30-2009 (unaudited)	10.69	23.87		7		1.47	(4)	0.05	(4)	––		––		29
Fiscal year ended 3-31-2009	8.63	-34.02		4		1.47		0.15		––		––		76
Fiscal year ended 3-31-2008	13.08	11.94		1		1.49		-0.48		––		––		79
Fiscal year ended 3-31-2007	11.78	1.55		––	*	1.51		-0.57		––		––		93
Fiscal year ended 3-31-2006(7)	11.60	2.93		––	*	1.56	(4)	-0.88	(4)	––		––		79	(8)
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	10.96	24.12		95		1.06	(4)	0.45	(4)	1.18	(4)	0.33	(4)	29
Fiscal year ended 3-31-2009	8.83	-33.74		79		1.06		0.42		1.19		0.29		76
Fiscal year ended 3-31-2008	13.35	12.42		109		1.06		-0.04		1.19		-0.17		79
Fiscal year ended 3-31-2007	11.97	1.96		59		1.08		-0.13		1.19		-0.24		93
Fiscal year ended 3-31-2006	11.74	22.04		66		1.20		-0.40		1.21		-0.41		79
Fiscal year ended 3-31-2005	9.62	3.22		50		1.20		-0.01		1.25		-0.06		131

*Not shown due to rounding.
(1)Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.
(2)Based on average weekly shares outstanding.
(3)Total return calculated without taking into account the sales load deducted on an initial purchase.
(4)Annualized.
(5)For the period from April 2, 2007 (commencement of operations of the class) through March 31, 2008.
(6)For the fiscal year ended March 31, 2008.
(7)For the period from December 29, 2005 (commencement of operations of the class) through March 31, 2006.
(8)For the fiscal year ended March 31, 2006.

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
Ivy Funds, Inc.

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY MID CAP GROWTH FUND
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions

Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$ 8.57	$(0.03	)(2)	$ 3.97	(2)	$ 3.94	$ ––	$ ––	$ ––
Fiscal year ended 3-31-2009	12.77	(0.05)		(4.15)		(4.20)	––	––	––
Fiscal year ended 3-31-2008	13.07	(0.09)		(0.21)		(0.30)	––	––	––
Fiscal year ended 3-31-2007	12.59	(0.06)		0.54		0.48	––	––	––
Fiscal year ended 3-31-2006	9.99	(0.04)		2.64		2.60	––	––	––
Fiscal year ended 3-31-2005	9.09	(0.09)		0.99		0.90	––	––	––
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	7.81	(0.08	)(2)	3.60	(2)	3.52	––	––	––
Fiscal year ended 3-31-2009	11.79	(0.17	)(2)	(3.81	)(2)	(3.98)	––	––	––
Fiscal year ended 3-31-2008	12.18	(0.30)		(0.09)		(0.39)	––	––	––
Fiscal year ended 3-31-2007	11.85	(0.23)		0.56		0.33	––	––	––
Fiscal year ended 3-31-2006	9.50	(0.18)		2.53		2.35	––	––	––
Fiscal year ended 3-31-2005	8.75	(0.23)		0.98		0.75	––	––	––
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	8.06	(0.06	)(2)	3.72	(2)	3.66	––	––	––
Fiscal year ended 3-31-2009	12.09	(0.19)		(3.84)		(4.03)	––	––	––
Fiscal year ended 3-31-2008	12.48	(0.25)		(0.14)		(0.39)	––	––	––
Fiscal year ended 3-31-2007	12.10	(0.19)		0.57		0.38	––	––	––
Fiscal year ended 3-31-2006	9.67	(0.12)		2.55		2.43	––	––	––
Fiscal year ended 3-31-2005	8.86	(0.15)		0.96		0.81	––	––	––
Class E Shares
Six-month period ended 9-30-2009 (unaudited)	8.48	(0.02	)(2)	3.92	(2)	3.90	––	––	––
Fiscal year ended 3-31-2009	12.68	(0.06)		(4.14)		(4.20)	––	––	––
Fiscal year ended 3-31-2008(5)	13.13	(0.22	)(2)	(0.23	)(2)	(0.45)	––	––	––
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	8.81	0.00	(2)	4.09	(2)	4.09	––	––	––
Fiscal year ended 3-31-2009	13.07	0.00		(4.26)		(4.26)	––	––	––
Fiscal year ended 3-31-2008(5)	13.28	(0.03	)(2)	(0.18	)(2)	(0.21)	––	––	––
Class R Shares
Six-month period ended 9-30-2009 (unaudited)	8.54	(0.03	)(2)	3.95	(2)	3.92	––	––	––
Fiscal year ended 3-31-2009	12.73	(0.06)		(4.13)		(4.19)	––	––	––
Fiscal year ended 3-31-2008	13.05	(0.10)		(0.22)		(0.32)	––	––	––
Fiscal year ended 3-31-2007	12.58	(0.07)		0.54		0.47	––	––	––
Fiscal year ended 3-31-2006(7)	11.77	0.02		0.79		0.81	––	––	––
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	8.74	0.00	(2)	4.05	(2)	4.05	––	––	––
Fiscal year ended 3-31-2009	12.97	(0.01)		(4.22)		(4.23)	––	––	––
Fiscal year ended 3-31-2008	13.23	(0.07)		(0.19)		(0.26)	––	––	––
Fiscal year ended 3-31-2007	12.70	(0.03)		0.56		0.53	––	––	––
Fiscal year ended 3-31-2006	10.04	0.05	(2)	2.61	(2)	2.66	––	––	––
Fiscal year ended 3-31-2005	9.09	(0.06)		1.01		0.95	––	––	––

	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in millions)			Ratio of Expenses to Average Net Assets Including Expense Waiver	Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(1)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(1)		Portfolio Turnover Rate

Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$12.51	45.97	%(3)	$126		1.64	%(4)	-0.48	%(4)	1.77	%(4)	-0.61	%(4)	17%
Fiscal year ended 3-31-2009	8.57	-32.89	(3)	75		1.65		-0.39		1.78		-0.52		49
Fiscal year ended 3-31-2008	12.77	-2.37	(3)	108		1.60		-0.67		––		––		42
Fiscal year ended 3-31-2007	13.07	3.89	(3)	104		1.59		-0.48		––		––		25
Fiscal year ended 3-31-2006	12.59	26.03	(3)	105		1.62		-0.30		––		––		28
Fiscal year ended 3-31-2005	9.99	9.90	(3)	68		1.65		-0.95		1.70		-1.00		25
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	11.33	45.07		6		2.81	(4)	-1.65	(4)	––		––		17
Fiscal year ended 3-31-2009	7.81	-33.76		4		2.92		-1.69		––		––		49
Fiscal year ended 3-31-2008	11.79	-3.20		9		2.56		-1.62		––		––		42
Fiscal year ended 3-31-2007	12.18	2.79		11		2.62		-1.52		––		––		25
Fiscal year ended 3-31-2006	11.85	24.74		12		2.70		-1.43		––		––		28
Fiscal year ended 3-31-2005	9.50	8.57		11		2.81		-2.12		––		––		25
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	11.72	45.41		11		2.34	(4)	-1.18	(4)	2.52	(4)	-1.36	(4)	17
Fiscal year ended 3-31-2009	8.06	-33.33		6		2.35		-1.10		2.59		-1.34		49
Fiscal year ended 3-31-2008	12.09	-3.13		10		2.35		-1.41		2.38		-1.44		42
Fiscal year ended 3-31-2007	12.48	3.14		12		2.35		-1.25		2.42		-1.32		25
Fiscal year ended 3-31-2006	12.10	25.13		14		2.35		-1.09		2.40		-1.14		28
Fiscal year ended 3-31-2005	9.67	9.14		11		2.35		-1.66		2.46		-1.77		25
Class E Shares
Six-month period ended 9-30-2009 (unaudited)	12.38	45.99	(3)	1		1.60	(4)	-0.44	(4)	2.97	(4)	-1.81	(4)	17
Fiscal year ended 3-31-2009	8.48	-33.12	(3)	––	*	1.99		-0.71		3.12		-1.84		49
Fiscal year ended 3-31-2008(5)	12.68	-3.43	(3)	––	*	2.52	(4)	-1.61	(4)	––		––		42	(6)
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	12.90	46.42		2		1.25	(4)	-0.09	(4)	––		––		17
Fiscal year ended 3-31-2009	8.81	-32.59		––	*	1.17		0.09		––		––		49
Fiscal year ended 3-31-2008(5)	13.07	-1.58		1		1.17	(4)	-0.23	(4)	––		––		42	(6)
Class R Shares
Six-month period ended 9-30-2009 (unaudited)	12.46	45.90		––	*	1.72	(4)	-0.53	(4)	––		––		17
Fiscal year ended 3-31-2009	8.54	-32.91		––	*	1.72		-0.45		––		––		49
Fiscal year ended 3-31-2008	12.73	-2.45		––	*	1.68		-0.75		––		––		42
Fiscal year ended 3-31-2007	13.05	3.74		––	*	1.71		-0.59		––		––		25
Fiscal year ended 3-31-2006(7)	12.58	6.68		––	*	1.75	(4)	0.73	(4)	––		––		28	(8)
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	12.79	46.34		22		1.25	(4)	-0.06	(4)	1.41	(4)	-0.22	(4)	17
Fiscal year ended 3-31-2009	8.74	-32.61		9		1.25		0.00		1.40		-0.15		49
Fiscal year ended 3-31-2008	12.97	-1.97		12		1.25		-0.33		1.40		-0.48		42
Fiscal year ended 3-31-2007	13.23	4.17		10		1.25		-0.15		1.42		-0.32		25
Fiscal year ended 3-31-2006	12.70	26.50		9		1.25		0.43		1.43		0.25		28
Fiscal year ended 3-31-2005	10.04	10.45		2		1.25		-0.55		1.48		-0.78		25

*Not shown due to rounding.
(1)Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.
(2)Based on average weekly shares outstanding.
(3)Total return calculated without taking into account the sales load deducted on an initial purchase.
(4)Annualized.
(5)For the period from April 2, 2007 (commencement of operations of the class) through March 31, 2008.
(6)For the fiscal year ended March 31, 2008.
(7)For the period from December 29, 2005 (commencement of operations of the class) through March 31, 2006.
(8)For the fiscal year ended March 31, 2006.

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
Ivy Funds, Inc.

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY SMALL CAP GROWTH FUND
	Net Asset Value Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions

Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$ 7.08	$(0.05	)(2)	$ 2.80	(2)	$ 2.75	$ ––	$ ––	$ ––
Fiscal year ended 3-31-2009	10.31	(0.12)		(3.04)		(3.16 (2)	––	(0.07)	(0.07)
Fiscal year ended 3-31-2008	12.98	(0.13	)(2)	(0.71	)(2)	(0.84 (2)	––	(1.83)	(1.83)
Fiscal year ended 3-31-2007	14.87	(0.12	)(2)	0.18	(2)	0.06	––	(1.95)	(1.95)
Fiscal year ended 3-31-2006	12.32	(0.21)		3.22		3.01	––	(0.46)	(0.46)
Fiscal year ended 3-31-2005	11.36	(0.08)		1.04		0.96	––	––	––
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	6.37	(0.09	)(2)	2.52	(2)	2.43	––	––	––
Fiscal year ended 3-31-2009	9.39	(0.37)		(2.58)		(2.95)	––	(0.07)	(0.07)
Fiscal year ended 3-31-2008	11.97	(0.23)		(0.64)		(0.87)	––	(1.71)	(1.71)
Fiscal year ended 3-31-2007	13.99	(0.24)		0.17		(0.07)	––	(1.95)	(1.95)
Fiscal year ended 3-31-2006	11.73	(0.23)		2.95		2.72	––	(0.46)	(0.46)
Fiscal year ended 3-31-2005	10.91	(0.23)		1.05		0.82	––	––	––
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	6.56	(0.07	)(2)	2.58	(2)	2.51	––	––	––
Fiscal year ended 3-31-2009	9.62	(0.28)		(2.71)		(2.99)	––	(0.07)	(0.07)
Fiscal year ended 3-31-2008	12.22	(0.23)		(0.62)		(0.85)	––	(1.75)	(1.75)
Fiscal year ended 3-31-2007	14.20	(0.23)		0.20		(0.03)	––	(1.95)	(1.95)
Fiscal year ended 3-31-2006	11.87	(0.25)		3.04		2.79	––	(0.46)	(0.46)
Fiscal year ended 3-31-2005	11.02	(0.24)		1.09		0.85	––	––	––
Class E Shares
Six-month period ended 9-30-2009 (unaudited)	7.06	(0.05	)(2)	2.80	(2)	2.75	––	––	––
Fiscal year ended 3-31-2009	10.29	(0.13	)(2)	(3.03	)(2)	(3.16)	––	(0.07)	(0.07)
Fiscal year ended 3-31-2008(5)	13.03	(0.18	)(2)	(0.77	)(2)	(0.95)	––	(1.79)	(1.79)
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	8.12	(0.03	)(2)	3.22	(2)	3.19	––	––	––
Fiscal year ended 3-31-2009	11.73	(0.07	)(2)	(3.47	)(2)	(3.54)	––	(0.07)	(0.07)
Fiscal year ended 3-31-2008(5)	14.35	0.09	)(2)	(0.82)		(0.73)	––	(1.89)	(1.89)
Class R Shares
Six-month period ended 9-30-2009 (unaudited)	7.08	(0.05	)(2)	2.80	(2)	2.75	––	––	––
Fiscal year ended 3-31-2009	10.30	(0.15)		(3.00)		(3.15)	––	(0.07)	(0.07)
Fiscal year ended 3-31-2008	12.96	(0.19)		(0.65)		(0.84)	––	(1.82)	(1.82)
Fiscal year ended 3-31-2007	14.87	(0.15)		0.19		0.04	––	(1.95)	(1.95)
Fiscal year ended 3-31-2006(7)	13.78	(0.04)		1.13		1.09	––	––	––
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	7.96	(0.04	)(2)	3.15	(2)	3.11	––	––	––
Fiscal year ended 3-31-2009	11.53	(0.10	)(2)	(3.40	)(2)	(3.50)	––	(0.07)	(0.07)
Fiscal year ended 3-31-2008	14.31	(0.11)		(0.81)		(0.92)	––	(1.86)	(1.86)
Fiscal year ended 3-31-2007	16.15	(0.11)		0.22		0.11	––	(1.95)	(1.95)
Fiscal year ended 3-31-2006	13.33	(0.16)		3.44		3.28	––	(0.46)	(0.46)
Fiscal year ended 3-31-2005	12.26	(0.09)		1.16		1.07	––	––	––

	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in millions)			Ratio of Expenses to Average Net Assets Including Expense Waiver	Ratio of Net Investment Loss to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(1)			Ratio of Net Investment Loss to Average Net Assets Excluding Expense Waiver(1)		Portfolio Turnover Rate

Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$ 9.83	38.84	%(3)	$108		1.71	%(4)	-1.25	%(4)	––%		––%		43%
Fiscal year ended 3-31-2009	7.08	-30.58	(3)	66		1.71		-1.38		––		––		85
Fiscal year ended 3-31-2008	10.31	-8.32	(3)	97		1.56		-1.00		––		––		79
Fiscal year ended 3-31-2007	12.98	0.76	(3)	109		1.49		-0.86		––		––		96
Fiscal year ended 3-31-2006	14.87	24.70	(3)	141		1.50		-0.90		––		––		87
Fiscal year ended 3-31-2005	12.32	8.45	(3)	72		1.54		-1.14		––		––		83
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	8.80	38.15		8		2.83	(4)	-2.37	(4)	––		––		43
Fiscal year ended 3-31-2009	6.37	-31.35		6		2.75		-2.43		––		––		85
Fiscal year ended 3-31-2008	9.39	-9.19		12		2.45		-1.87		––		––		79
Fiscal year ended 3-31-2007	11.97	-0.15		16		2.45		-1.82		––		––		96
Fiscal year ended 3-31-2006	13.99	23.46		19		2.45		-1.86		––		––		87
Fiscal year ended 3-31-2005	11.73	7.52		15		2.52		-2.11		––		––		83
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	9.07	38.26		139		2.32	(4)	-1.87	(4)	––		––		43
Fiscal year ended 3-31-2009	6.56	-31.01		103		2.34		-2.01		––		––		85
Fiscal year ended 3-31-2008	9.62	-8.91		187		2.20		-1.62		––		––		79
Fiscal year ended 3-31-2007	12.22	0.14		259		2.20		-1.57		––		––		96
Fiscal year ended 3-31-2006	14.20	23.78		328		2.20		-1.62		––		––		87
Fiscal year ended 3-31-2005	11.87	7.71		308		2.26		-1.85		––		––		83
Class E Shares
Six-month period ended 9-30-2009 (unaudited)	9.81	38.95	(3)	1		1.56	(4)	-1.11	(4)	2.98	(4)	-2.53	(4)	43
Fiscal year ended 3-31-2009	7.06	-30.64	(3)	1		1.90		-1.57		2.82		-2.49		85
Fiscal year ended 3-31-2008(5)	10.29	-9.15	(3)	1		2.26	(4)	-1.79	(4)	––		––		79	(6)
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	11.31	39.29		6		1.11	(4)	-0.65	(4)	––		––		43
Fiscal year ended 3-31-2009	8.12	-30.12		4		1.09		-0.76		––		––		85
Fiscal year ended 3-31-2008(5)	11.73	-6.82		2		1.10	(4)	-0.52	(4)	––		––		79	(6)
Class R Shares
Six-month period ended 9-30-2009 (unaudited)	9.83	38.84		2		1.66	(4)	-1.21	(4)	––		––		43
Fiscal year ended 3-31-2009	7.08	-30.52		––	*	1.63		-1.30		––		––		85
Fiscal year ended 3-31-2008	10.30	-8.35		––	*	1.64		-1.10		––		––		79
Fiscal year ended 3-31-2007	12.96	0.62		––	*	1.63		-1.01		––		––		96
Fiscal year ended 3-31-2006(7)	14.87	7.91		––	*	1.67	(4)	-0.99	(4)	––		––		87	(8)
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	11.07	39.07		99		1.35	(4)	-0.90	(4)	––		––		43
Fiscal year ended 3-31-2009	7.96	-30.30		70		1.34		-1.01		––		––		85
Fiscal year ended 3-31-2008	11.53	-8.13		124		1.33		-0.76		––		––		79
Fiscal year ended 3-31-2007	14.31	1.02		154		1.32		-0.70		––		––		96
Fiscal year ended 3-31-2006	16.15	24.86		173		1.33		-0.74		––		––		87
Fiscal year ended 3-31-2005	13.33	8.73		115		1.36		-0.95		––		––		83

*Not shown due to rounding.
(1)Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.
(2)Based on average weekly shares outstanding.
(3)Total return calculated without taking into account the sales load deducted on an initial purchase.
(4)Annualized.
(5)For the period from April 2, 2007 (commencement of operations of the class) through March 31, 2008.
(6)For the fiscal year ended March 31, 2008.
(7)For the period from December 29, 2005 (commencement of operations of the class) through March 31, 2006.
(8)For the fiscal year ended March 31, 2006.
See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
Ivy Funds, Inc.

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY TAX-MANAGED EQUITY FUND
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions

Class A Shares
Fiscal period ended 9-30-2009 (unaudited)(2)	$ 8.62	$(0.03	)(3)	$ 1.30	(3)	$ 1.27	$ ––	$ ––	$ ––
Class B Shares
Fiscal period ended 9-30-2009 (unaudited)(2)	8.62	(0.05	)(3)	1.29	(3)	1.24	––	––	––
Class C Shares
Fiscal period ended 9-30-2009 (unaudited)(2)	8.62	(0.04	)(3)	1.28	(3)	1.24	––	––	––
Class I Shares
Fiscal period ended 9-30-2009 (unaudited)(6)	8.62	(0.02	)(3)	1.30	(3)	1.28	––	––	––
Fiscal period ended 5-17-2009 (unaudited)(7)	11.51	(0.07	)(3)	(2.82	)(3)	(2.89)	––	––	––
Fiscal year ended 6-30-2008(7)	11.00	(0.12)		0.63		0.51	––	––	––
Fiscal year ended 6-30-2007(7)	9.32	(0.02)		1.70		1.68	––	––	––
Fiscal year ended 6-30-2006(7)	8.76	(0.05	)(3)	0.61	(3)	0.56	––	––	––
Fiscal year ended 6-30-2005(7)	8.28	0.01		0.50		0.51	(0.03)	––	(0.03)
Fiscal year ended 6-30-2004(7)	6.95	(0.01)		1.34		1.33	––	––	––

	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in millions)			Ratio of Expenses to Average Net Assets Including Expense Waiver	Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(1)		Ratio of Net Investment Loss to Average Net Assets Excluding Expense Waiver(1)		Portfolio Turnover Rate

Class A Shares
Fiscal period ended 9-30-2009 (unaudited)(2)	$ 9.89	14.47	%(4)	$1		2.39	%(5)	-1.18	%(5)	4.97	%(5)	-3.76	%(5)	6%
Class B Shares
Fiscal period ended 9-30-2009 (unaudited)(2)	9.86	14.12		1		3.13	(5)	-1.90	(5)	5.71	(5)	-4.48	(5)	6
Class C Shares
Fiscal period ended 9-30-2009 (unaudited)(2)	9.86	14.12		1		3.12	(5)	-1.90	(5)	5.70	(5)	-4.48	(5)	6
Class I Shares
Fiscal period ended 9-30-2009 (unaudited)(6)	9.90	14.85		1		2.09	(5)	-0.86	(5)	4.83	(5)	-3.60	(5)	6
Fiscal period ended 5-17-2009 (unaudited)(7)	8.62	-25.11		––	*	2.42	(5)	-1.05	(5)	––		––		40
Fiscal year ended 6-30-2008(7)	11.51	4.64		––	*	2.11		-0.97		––		––		27
Fiscal year ended 6-30-2007(7)	11.00	18.03		––	*	1.24		-0.23		––		––		55
Fiscal year ended 6-30-2006(7)	9.32	6.39		––	*	1.30		-0.60		––		––		100
Fiscal year ended 6-30-2005(7)	8.76	6.11		––	*	1.14		0.09		––		––		66
Fiscal year ended 6-30-2004(7)	8.28	19.14		––	*	1.24		-0.80		––		––		92

*Not shown due to rounding.
(1)Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.
(2)For the period from May 18, 2009 (commencement of operations of the class) through September 30, 2009.
(3)Based on average weekly shares outstanding.
(4)Total return calculated without taking into account the sales load deducted on an initial purchase.
(5)Annualized.
(6)The Ivy Tax-Managed Equity Fund commenced operations on May 18, 2009 after the reorganization of the
     Class Y shares of Waddell & Reed Advisors Tax-Managed Equity Fund into Class I shares of the corresponding fund. The information shown is for a share outstanding during the fiscal period from
     May 18, 2009 through September 30, 2009 for Ivy Tax-Managed Equity Fund (see Note 12).
(7)The information shown is for a share outstanding during the fiscal year or period ended for Class Y of the Waddell & Reed Advisors Tax-Managed Equity Fund prior to the reorganization (see Note 12).
See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
Ivy Funds, Inc.

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY ASSET STRATEGY FUND
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Distributions From Return of Capital

Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$18.69	$ 0.15	(2)	$ 2.81	(2)	$ 2.96	$ ––	$ ––	$ ––
Fiscal year ended 3-31-2009	27.06	0.24	(2)	(6.18	)(2)	(5.94)	(0.04)	(2.38)	(0.01)
Fiscal year ended 3-31-2008	20.65	0.21	(2)	6.61	(2)	6.82	(0.21)	(0.20)	––
Fiscal year ended 3-31-2007	18.76	0.25	(2)	1.81	(2)	2.06	(0.02)	(0.15)	––
Fiscal year ended 3-31-2006	14.21	0.05		4.68		4.73	(0.04)	(0.14)	––
Fiscal year ended 3-31-2005	12.86	0.06		1.47		1.53	(0.07)	(0.11)	––
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	18.23	0.06	(2)	2.73	(2)	2.79	––	––	––
Fiscal year ended 3-31-2009	26.57	0.05	(2)	(6.05	)(2)	(6.00)	––	(2.33)	(0.01)
Fiscal year ended 3-31-2008	20.22	(0.02	)(2)	6.50	(2)	6.48	––	(0.13)	––
Fiscal year ended 3-31-2007	18.50	0.08		1.79		1.87	––	(0.15)	––
Fiscal year ended 3-31-2006	14.11	0.01		4.52		4.53	–– *	(0.14)	––
Fiscal year ended 3-31-2005	12.83	(0.03)		1.44		1.41	(0.02)	(0.11)	––
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	18.30	0.07	(2)	2.74	(2)	2.81	––	––	––
Fiscal year ended 3-31-2009	26.64	0.06	(2)	(6.05	)(2)	(5.99)	––	(2.34)	(0.01)
Fiscal year ended 3-31-2008	20.27	(0.01	)(2)	6.53	(2)	6.52	––	(0.15)	––
Fiscal year ended 3-31-2007	18.54	0.07		1.81		1.88	––	(0.15)	––
Fiscal year ended 3-31-2006	14.12	0.01		4.56		4.57	(0.01)	(0.14)	––
Fiscal year ended 3-31-2005	12.83	(0.03)		1.45		1.42	(0.02)	(0.11)	––
Class E Shares
Six-month period ended 9-30-2009 (unaudited)	18.74	0.15	(2)	2.81	(2)	2.96	––	––	––
Fiscal year ended 3-31-2009	27.05	0.24	(2)	(6.19	)(2)	(5.95)	––	(2.35)	(0.01)
Fiscal year ended 3-31-2008(5)	20.69	0.05	(2)	6.57	(2)	6.62	(0.11)	(0.15)	––
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	18.81	0.17	(2)	2.83	(2)	3.00	––	––	––
Fiscal year ended 3-31-2009	27.17	0.31	(2)	(6.23	)(2)	(5.92)	(0.05)	(2.38)	(0.01)
Fiscal year ended 3-31-2008(5)	20.71	0.34	(2)	6.56	(2)	6.90	(0.24)	(0.20)	––
Class R Shares
Six-month period ended 9-30-2009 (unaudited)	18.65	0.10	(2)	2.82	(2)	2.92	––	––	––
Fiscal year ended 3-31-2009(7)	26.74	0.05		(5.73)		(5.68)	(0.02)	(2.38)	(0.01)
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	18.72	0.15	(2)	2.82	(2)	2.97	––	––	––
Fiscal year ended 3-31-2009	27.08	0.24	(2)	(6.18	)(2)	(5.94)	(0.03)	(2.38)	(0.01)
Fiscal year ended 3-31-2008	20.67	0.18	(2)	6.62	(2)	6.80	(0.19)	(0.20)	––
Fiscal year ended 3-31-2007	18.78	0.26	(2)	1.80	(2)	2.06	(0.02)	(0.15)	––
Fiscal year ended 3-31-2006	14.22	0.05		4.69		4.74	(0.04)	(0.14)	––
Fiscal year ended 3-31-2005	12.87	0.08		1.45		1.53	(0.07)	(0.11)	––

Total Distributions		Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver	Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(1)			Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(1)		Portfolio Turnover Rate

Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$ ––	$21.65	15.84	%(3)	$7,109	1.05	%(4)	1.47	%(4)	––%		––%		45%
Fiscal year ended 3-31-2009	(2.43)	18.69	-21.41	(3)	4,787	1.03		1.05		––		––		279
Fiscal year ended 3-31-2008	(0.41)	27.06	33.19	(3)	5,379	1.00		0.70		––		––		57
Fiscal year ended 3-31-2007	(0.17)	20.65	11.04	(3)	1,118	1.13		1.28		––		––		123
Fiscal year ended 3-31-2006	(0.18)	18.76	33.40	(3)	269	1.28		0.69		––		––		53
Fiscal year ended 3-31-2005	(0.18)	14.21	12.02	(3)	39	1.44		0.56		––		––		98
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	––	21.02	15.31		459	1.89	(4)	0.63	(4)	––		––		45
Fiscal year ended 3-31-2009	(2.34)	18.23	-22.04		330	1.87		0.22		––		––		279
Fiscal year ended 3-31-2008	(0.13)	26.57	32.07		330	1.83		-0.09		––		––		57
Fiscal year ended 3-31-2007	(0.15)	20.22	10.16		119	1.98		0.43		––		––		123
Fiscal year ended 3-31-2006	(0.14)	18.50	32.22		37	2.14		-0.13		––		––		53
Fiscal year ended 3-31-2005	(0.13)	14.11	11.02		11	2.30		-0.30		––		––		98
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	––	21.11	15.36		6,409	1.82	(4)	0.70	(4)	––		––		45
Fiscal year ended 3-31-2009	(2.35)	18.30	-21.96		4,644	1.80		0.29		––		––		279
Fiscal year ended 3-31-2008	(0.15)	26.64	32.18		4,854	1.77		-0.07		––		––		57
Fiscal year ended 3-31-2007	(0.15)	20.27	10.19		1,153	1.90		0.52		––		––		123
Fiscal year ended 3-31-2006	(0.15)	18.54	32.45		250	2.01		-0.01		––		––		53
Fiscal year ended 3-31-2005	(0.13)	14.12	11.11		55	2.21		-0.22		––		––		98
Class E Shares
Six-month period ended 9-30-2009 (unaudited)	––	21.70	15.80	(3)	24	1.00	(4)	1.53	(4)	1.53	(4)	1.00	(4)	45
Fiscal year ended 3-31-2009	(2.36)	18.74	-21.44	(3)	17	0.93		1.24		1.18		0.99		279
Fiscal year ended 3-31-2008(5)	(0.26)	27.05	32.15	(3)	11	1.63	(4)	-0.05	(4)	––		––		57	(6)
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	––	21.81	15.95		2,604	0.79	(4)	1.72	(4)	––		––		45
Fiscal year ended 3-31-2009	(2.44)	18.81	-21.20		360	0.79		1.35		––		––		279
Fiscal year ended 3-31-2008(5)	(0.44)	27.17	33.45		104	0.82	(4)	0.84	(4)	––		––		57	(6)
Class R Shares
Six-month period ended 9-30-2009 (unaudited)	––	21.57	15.66		9	1.33	(4)	0.97	(4)	––		––		45
Fiscal year ended 3-31-2009(7)	(2.41)	18.65	-20.65		1	1.99	(4)	1.36	(4)	––		––		279	(8)
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	––	21.69	15.87		885	1.00	(4)	1.50	(4)	1.17	(4)	1.33	(4)	45
Fiscal year ended 3-31-2009	(2.42)	18.72	-21.39		1,453	1.03		1.05		1.09		0.99		279
Fiscal year ended 3-31-2008	(0.39)	27.08	33.07		1,573	1.07		0.57		––		––		57
Fiscal year ended 3-31-2007	(0.17)	20.67	11.04		203	1.15		1.30		––		––		123
Fiscal year ended 3-31-2006	(0.18)	18.78	33.46		29	1.22		0.81		––		––		53
Fiscal year ended 3-31-2005	(0.18)	14.22	12.05		4	1.35		0.66		––		––		98

*Not shown due to rounding.
(1)Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.
(2)Based on average weekly shares outstanding.
(3)Total return calculated without taking into account the sales load deducted on an initial purchase.
(4)Annualized.
(5)For the period from April 2, 2007 (commencement of operations of the class) through March 31, 2008.
(6)For the fiscal year ended March 31, 2008.
(7)For the period from July 31, 2008 (commencement of operations of the class) through March 31, 2009.
(8)For the fiscal year ended March 31, 2009.

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
Ivy Funds, Inc.

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY ENERGY FUND
Net Asset Value, Beginning of Period		Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions

Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$ 7.27	$(0.01	)(2)	$ 3.11	(2)	$ 3.10	$ ––	$ ––	$ ––
Fiscal year ended 3-31-2009	13.67	(0.05	)(2)	(6.35	)(2)	(6.40)	––	––	––
Fiscal year ended 3-31-2008	10.35	(0.07	)(2)	3.41	(2)	3.34	––	(0.02)	(0.02)
Fiscal year ended 3-31-2007(5)	10.00	(0.09)		0.44		0.35	––	––	––
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	7.12	(0.06	)(2)	3.05	(2)	2.99	––	––	––
Fiscal year ended 3-31-2009	13.52	(0.16	)(2)	(6.24	)(2)	(6.40)	––	––	––
Fiscal year ended 3-31-2008	10.29	(0.16	)(2)	3.39	(2)	3.23	––	––	––
Fiscal year ended 3-31-2007(5)	10.00	(0.13)		0.42		0.29	––	––	––
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	7.14	(0.05	)(2)	3.06	(2)	3.01	––	––	––
Fiscal year ended 3-31-2009	13.55	(0.12	)(2)	(6.29	)(2)	(6.41)	––	––	––
Fiscal year ended 3-31-2008	10.30	(0.14	)(2)	3.39	(2)	3.25	––	––	––
Fiscal year ended 3-31-2007(5)	10.00	(0.14)		0.44		0.30	––	––	––
Class E Shares(6)
Six-month period ended 9-30-2009 (unaudited)	7.29	0.00	(2)	3.12	(2)	3.12	––	––	––
Fiscal year ended 3-31-2009	13.69	(0.04	)(2)	(6.36	)(2)	(6.40)	––	––	––
Fiscal year ended 3-31-2008(7)	10.48	0.08	(2)	3.19	(2)	3.27	––	(0.06)	(0.06)
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	7.32	0.00	(2)	3.13	(2)	3.13	––	––	––
Fiscal year ended 3-31-2009	13.72	(0.03	)(2)	(6.37	)(2)	(6.40)	––	––	––
Fiscal year ended 3-31-2008(7)	10.51	0.10	(2)	3.19	(2)	3.29	––	(0.08)	(0.08)
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	7.30	(0.01	)(2)	3.13	(2)	3.12	––	––	––
Fiscal year ended 3-31-2009	13.73	(0.07	)(2)	(6.36	)(2)	(6.43)	––	––	––
Fiscal year ended 3-31-2008	10.38	(0.07	)(2)	3.46	(2)	3.39	––	(0.04)	(0.04)
Fiscal year ended 3-31-2007(5)	10.00	(0.08)		0.46		0.38	––	––	––

Net Asset Value, End of Period		Total Return	Net Assets, End of Period (in millions)			Ratio of Expenses to Average Net Assets Including Expense Waiver	Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(1)		Ratio of Net Investment Loss to Average Net Assets Excluding Expense Waiver(1)		Portfolio Turnover Rate

Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$10.37	42.64	%(3)	$51		1.59	%(4)	-0.25	%(4)	1.92	%(4)	-0.58	%(4)	8%
Fiscal year ended 3-31-2009	7.27	-46.82	(3)	30		1.60		-0.47		1.91		-0.78		48
Fiscal year ended 3-31-2008	13.67	32.27	(3)	27		1.66		-0.53		2.01		-0.88		35
Fiscal year ended 3-31-2007(5)	10.35	3.50	(3)	5		2.74	(4)	-1.30	(4)	3.58	(4)	-2.14	(4)	11
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	10.11	41.99		3		2.59	(4)	-1.24	(4)	2.82	(4)	-1.47	(4)	8
Fiscal year ended 3-31-2009	7.12	-47.34		2		2.60		-1.48		2.78		-1.66		48
Fiscal year ended 3-31-2008	13.52	31.39		2		2.44		-1.26		2.79		-1.61		35
Fiscal year ended 3-31-2007(5)	10.29	2.90		1		3.13	(4)	-1.64	(4)	3.97	(4)	-2.48	(4)	11
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	10.15	42.16		12		2.45	(4)	-1.11	(4)	––		––		8
Fiscal year ended 3-31-2009	7.14	-47.31		9		2.50		-1.30		2.50		-1.30		48
Fiscal year ended 3-31-2008	13.55	31.55		3		2.28		-1.09		2.63		-1.44		35
Fiscal year ended 3-31-2007(5)	10.30	3.00		1		3.17	(4)	-1.72	(4)	4.01	(4)	-2.56	(4)	11
Class E Shares(6)
Six-month period ended 9-30-2009 (unaudited)	10.41	42.80	(3)	––	*	1.43	(4)	-0.08	(4)	––		––		8
Fiscal year ended 3-31-2009	7.29	-46.75	(3)	––	*	1.46		-0.38		1.46		-0.38		48
Fiscal year ended 3-31-2008(7)	13.69	31.15	(3)	––	*	1.31	(4)	-0.06	(4)	1.66	(4)	-0.41	(4)	35	(8)
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	10.45	42.76		––	*	1.29	(4)	0.00	(4)	––		––		8
Fiscal year ended 3-31-2009	7.32	-46.65		––	*	1.39		-0.27		1.39		-0.27		48
Fiscal year ended 3-31-2008(7)	13.72	31.26		––	*	1.19	(4)	0.05	(4)	1.54	(4)	-0.30	(4)	35	(8)
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	10.42	42.74		6		1.60	(4)	-0.29	(4)	––		––		8
Fiscal year ended 3-31-2009	7.30	-46.83		2		1.60		-0.59		1.65		-0.64		48
Fiscal year ended 3-31-2008	13.73	32.67		5		1.55		-0.51		1.90		-0.86		35
Fiscal year ended 3-31-2007(5)	10.38	3.80		1		2.32	(4)	-0.82	(4)	3.16	(4)	-1.66	(4)	11

*Not shown due to rounding.
(1)Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.
(2)Based on average weekly shares outstanding.
(3)Total return calculated without taking into account the sales load deducted on an initial purchase.
(4)Annualized.
(5)For the period from April 3, 2006 (commencement of operations of the class) through March 31, 2007.
(6)Class is closed to investment.
(7)For the period from April 2, 2007 (commencement of operations of the class) through March 31, 2008.
(8)For the fiscal year ended March 31, 2008.

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
Ivy Funds, Inc.

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY SCIENCE AND TECHNOLOGY FUND
Net Asset Value, Beginning of Period		Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Distributions From Return of Capital

Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$21.07	$0.02	(2)	$5.97	(2)	$5.99	$ ––	$ ––	$ ––
Fiscal year ended 3-31-2009	27.87	(0.10)		(5.54)		(5.64)	––	(1.15)	(0.01)
Fiscal year ended 3-31-2008	28.70	(0.17)		2.78		2.61	––	(3.44)	––
Fiscal year ended 3-31-2007	27.08	(0.23)		1.91		1.68	––	(0.06)	––
Fiscal year ended 3-31-2006	21.34	(0.30)		6.04		5.74	––	––	––
Fiscal year ended 3-31-2005	19.55	(0.28)		2.07		1.79	––	––	––
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	19.19	(0.10	)(2)	5.43	(2)	5.33	––	––	––
Fiscal year ended 3-31-2009	25.68	(0.29)		(5.13)		(5.42)	––	(1.07)	–– *
Fiscal year ended 3-31-2008	26.66	(0.28)		2.42		2.14	––	(3.12)	––
Fiscal year ended 3-31-2007	25.42	(0.48)		1.78		1.30	––	(0.06)	––
Fiscal year ended 3-31-2006	20.24	(0.40)		5.58		5.18	––	––	––
Fiscal year ended 3-31-2005	18.77	(0.42)		1.89		1.47	––	––	––
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	19.65	(0.08	)(2)	5.57	(2)	5.49	––	––	––
Fiscal year ended 3-31-2009	26.21	(0.19)		(5.28)		(5.47)	––	(1.08)	(0.01)
Fiscal year ended 3-31-2008	27.14	(0.26)		2.50		2.24	––	(3.17)	––
Fiscal year ended 3-31-2007	25.84	(0.49)		1.85		1.36	––	(0.06)	––
Fiscal year ended 3-31-2006	20.53	(0.43)		5.74		5.31	––	––	––
Fiscal year ended 3-31-2005	18.98	(0.42)		1.97		1.55	––	––	––
Class E Shares
Six-month period ended 9-30-2009 (unaudited)	21.05	0.03	(2)	5.97	(2)	6.00	––	––	––
Fiscal year ended 3-31-2009	27.76	(0.10	)(2)	(5.56	)(2)	(5.66)	––	(1.04)	(0.01)
Fiscal year ended 3-31-2008(5)	28.79	(0.44	)(2)	2.69	(2)	2.25	––	(3.28)	––
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	22.33	0.06	(2)	6.35	(2)	6.41	––	––	––
Fiscal year ended 3-31-2009	29.35	0.08	(2)	(5.92	)(2)	(5.84)	––	(1.17)	(0.01)
Fiscal year ended 3-31-2008(5)	29.71	0.02	(2)	3.16	(2)	3.18	––	(3.54)	––
Class R Shares
Six-month period ended 9-30-2009 (unaudited)	21.02	0.00	(2)	5.96	(2)	5.96	––	––	––
Fiscal year ended 3-31-2009	27.81	(0.05	)(2)	(5.60	)(2)	(5.65)	––	(1.13)	(0.01)
Fiscal year ended 3-31-2008	28.64	(0.15	)(2)	2.68	(2)	2.53	––	(3.36)	––
Fiscal year ended 3-31-2007	27.07	(0.27)		1.90		1.63	––	(0.06)	––
Fiscal year ended 3-31-2006(7)	25.77	(0.09)		1.39		1.30	––	––	––
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	21.90	0.04	(2)	6.21	(2)	6.25	––	––	––
Fiscal year ended 3-31-2009	28.87	(0.10)		(5.71)		(5.81)	––	(1.15)	(0.01)
Fiscal year ended 3-31-2008	29.62	(0.09	)(2)	2.81	(2)	2.72	––	(3.47)	––
Fiscal year ended 3-31-2007	27.92	(0.22)		1.98		1.76	––	(0.06)	––
Fiscal year ended 3-31-2006	21.96	(0.27)		6.23		5.96	––	––	––
Fiscal year ended 3-31-2005	20.07	(0.18	)(2)	2.07	(2)	1.89	––	––	––

Total Distributions		Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in millions)			Ratio of Expenses to Average Net Assets Including Expense Waiver	Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(1)			Ratio of Net Investment Loss to Average Net Assets Excluding Expense Waiver(1)		Portfolio Turnover Rate

Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$ ––	$27.06	28.43	%(3)	$381		1.50	%(4)	0.15	%(4)	––%		––%		42%
Fiscal year ended 3-31-2009	(1.16)	21.07	-19.86	(3)	245		1.50		-0.21		––		––		46
Fiscal year ended 3-31-2008	(3.44)	27.87	8.27	(3)	245		1.43		-0.39		––		––		96
Fiscal year ended 3-31-2007	(0.06)	28.70	6.22	(3)	185		1.47		-0.88		––		––		81
Fiscal year ended 3-31-2006	––	27.08	26.90	(3)	164		1.51		-1.02		––		––		112
Fiscal year ended 3-31-2005	––	21.34	9.16	(3)	55		1.70		-1.09		––		––		106
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	––	24.52	27.77		22		2.52	(4)	-0.86	(4)	––		––		42
Fiscal year ended 3-31-2009	(1.07)	19.19	-20.71		15		2.56		-1.30		––		––		46
Fiscal year ended 3-31-2008	(3.12)	25.68	7.19		20		2.42		-1.39		––		––		96
Fiscal year ended 3-31-2007	(0.06)	26.66	5.13		19		2.51		-1.91		––		––		81
Fiscal year ended 3-31-2006	––	25.42	25.59		18		2.58		-2.10		––		––		112
Fiscal year ended 3-31-2005	––	20.24	7.83		12		2.90		-2.31		––		––		106
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	––	25.14	27.94		149		2.31	(4)	-0.66	(4)	––		––		42
Fiscal year ended 3-31-2009	(1.09)	19.65	-20.51		98		2.30		-1.04		––		––		46
Fiscal year ended 3-31-2008	(3.17)	26.21	7.38		122		2.26		-1.23		––		––		96
Fiscal year ended 3-31-2007	(0.06)	27.14	5.32		109		2.33		-1.74		––		––		81
Fiscal year ended 3-31-2006	––	25.84	25.86		113		2.38		-1.90		––		––		112
Fiscal year ended 3-31-2005	––	20.53	8.17		88		2.58		-2.00		––		––		106
Class E Shares
Six-month period ended 9-30-2009 (unaudited)	––	27.05	28.50	(3)	3		1.43	(4)	0.22	(4)	2.67	(4)	-1.02	(4)	42
Fiscal year ended 3-31-2009	(1.05)	21.05	-20.05	(3)	2		1.76		-0.43		2.69		-1.36		46
Fiscal year ended 3-31-2008(5)	(3.28)	27.76	6.98	(3)	1		2.61	(4)	-1.46	(4)	––		––		96	(6)
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	––	28.74	28.71		68		1.11	(4)	0.50	(4)	––		––		42
Fiscal year ended 3-31-2009	(1.18)	22.33	-19.50		19		1.07		0.34		––		––		46
Fiscal year ended 3-31-2008(5)	(3.54)	29.35	9.89		9		1.10	(4)	0.05	(4)	––		––		96	(6)
Class R Shares
Six-month period ended 9-30-2009 (unaudited)	––	26.98	28.36		12		1.63	(4)	0.00	(4)	––		––		42
Fiscal year ended 3-31-2009	(1.14)	21.02	-19.95		6		1.62		-0.22		––		––		46
Fiscal year ended 3-31-2008	(3.36)	27.81	8.03		2		1.63		-0.50		––		––		96
Fiscal year ended 3-31-2007	(0.06)	28.64	6.03		––	*	1.65		-1.08		––		––		81
Fiscal year ended 3-31-2006(7)	––	27.07	5.05		––	*	1.68	(4)	-1.29	(4)	––		––		112	(8)
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	––	28.15	28.54		296		1.36	(4)	0.30	(4)	––		––		42
Fiscal year ended 3-31-2009	(1.16)	21.90	-19.74		193		1.33		-0.03		––		––		46
Fiscal year ended 3-31-2008	(3.47)	28.87	8.38		155		1.34		-0.28		––		––		96
Fiscal year ended 3-31-2007	(0.06)	29.62	6.32		78		1.35		-0.76		––		––		81
Fiscal year ended 3-31-2006	––	27.92	27.14		57		1.37		-0.88		––		––		112
Fiscal year ended 3-31-2005	––	21.96	9.42		33		1.45		-0.87		––		––		106

*Not shown due to rounding.
(1)Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.
(2)Based on average weekly shares outstanding.
(3)Total return calculated without taking into account the sales load deducted on an initial purchase.
(4)Annualized.
(5)For the period from April 2, 2007 (commencement of operations of the class) through March 31, 2008.
(6)For the fiscal year ended March 31, 2008.
(7)For the period from December 29, 2005 (commencement of operations of the class) through March 31, 2006.
(8)For the fiscal year ended March 31, 2006.

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
Ivy Funds, Inc.

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY HIGH INCOME FUND
Net Asset Value, Beginning of Period		Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions

Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$6.58	$0.31	(2)	$1.57	(2)	$1.88	$(0.33)	$ ––	$(0.33)
Fiscal year ended 3-31-2009	8.01	0.65		(1.46)		(0.81)	(0.62)	––	(0.62)
Fiscal year ended 3-31-2008	8.92	0.66		(0.92)		(0.26)	(0.65)	––	(0.65)
Fiscal year ended 3-31-2007	8.60	0.62		0.32		0.94	(0.62)	––	(0.62)
Fiscal year ended 3-31-2006	8.69	0.58		(0.09)		0.49	(0.58)	––	(0.58)
Fiscal year ended 3-31-2005	8.85	0.57		(0.16)		0.41	(0.57)	––	(0.57)
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	6.57	0.27	(2)	1.58	(2)	1.85	(0.29)	––	(0.29)
Fiscal year ended 3-31-2009	8.01	0.59		(1.48)		(0.89)	(0.55)	––	(0.55)
Fiscal year ended 3-31-2008	8.92	0.56		(0.91)		(0.35)	(0.56)	––	(0.56)
Fiscal year ended 3-31-2007	8.60	0.53		0.32		0.85	(0.53)	––	(0.53)
Fiscal year ended 3-31-2006	8.69	0.50		(0.09)		0.41	(0.50)	––	(0.50)
Fiscal year ended 3-31-2005	8.85	0.49		(0.16)		0.33	(0.49)	––	(0.49)
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	6.58	0.29	(2)	1.56	(2)	1.85	(0.30)	––	(0.30)
Fiscal year ended 3-31-2009	8.01	0.58		(1.44)		(0.86)	(0.57)	––	(0.57)
Fiscal year ended 3-31-2008	8.92	0.59		(0.92)		(0.33)	(0.58)	––	(0.58)
Fiscal year ended 3-31-2007	8.60	0.55		0.32		0.87	(0.55)	––	(0.55)
Fiscal year ended 3-31-2006	8.69	0.51		(0.09)		0.42	(0.51)	––	(0.51)
Fiscal year ended 3-31-2005	8.85	0.50		(0.16)		0.34	(0.50)	––	(0.50)
Class E Shares
Six-month period ended 9-30-2009 (unaudited)	6.57	0.29	(2)	1.59	(2)	1.88	(0.32)	––	(0.32)
Fiscal year ended 3-31-2009	8.00	0.63		(1.46)		(0.83)	(0.60)	––	(0.60)
Fiscal year ended 3-31-2008(5)	8.92	0.62	(2)	(0.93	)(2)	(0.31)	(0.61)	––	(0.61)
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	6.58	0.34	(2)	1.55	(2)	1.89	(0.34)	––	(0.34)
Fiscal year ended 3-31-2009	8.01	0.68		(1.45)		(0.77)	(0.66)	––	(0.66)
Fiscal year ended 3-31-2008(5)	8.92	0.79	(2)	(0.94	)(2)	(0.15)	(0.76)	––	(0.76)
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	6.58	0.32	(2)	1.56	(2)	1.88	(0.33)	––	(0.33)
Fiscal year ended 3-31-2009	8.02	0.73	(2)	(1.53	)(2)	(0.80)	(0.64)	––	(0.64)
Fiscal year ended 3-31-2008	8.92	0.68		(0.92)		(0.24)	(0.66)	––	(0.66)
Fiscal year ended 3-31-2007	8.60	0.64		0.32		0.96	(0.64)	––	(0.64)
Fiscal year ended 3-31-2006	8.69	0.59		(0.09)		0.50	(0.59)	––	(0.59)
Fiscal year ended 3-31-2005	8.85	0.58		(0.16)		0.42	(0.58)	––	(0.58)

Net Asset Value, End of Period		Total Return	Net Assets, End of Period (in millions)			Ratio of Expenses to Average Net Assets Including Expense Waiver	Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(1)			Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(1)		Portfolio Turnover Rate

Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$8.13	29.09	%(3)	$550		1.14	%(4)	8.52	%(4)	––%		––%		32%
Fiscal year ended 3-31-2009	6.58	-10.29	(3)	231		1.34		9.33		––		––		77
Fiscal year ended 3-31-2008	8.01	-3.04	(3)	127		1.36		7.76		––		––		83
Fiscal year ended 3-31-2007	8.92	11.39	(3)	79		1.38		7.20		––		––		98
Fiscal year ended 3-31-2006	8.60	5.80	(3)	39		1.45		6.70		––		––		45
Fiscal year ended 3-31-2005	8.69	4.69	(3)	32		1.44		6.43		––		––		54
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	8.13	28.63		23		2.06	(4)	7.60	(4)	––		––		32
Fiscal year ended 3-31-2009	6.57	-11.37		10		2.46		8.16		––		––		77
Fiscal year ended 3-31-2008	8.01	-4.06		7		2.43		6.62		––		––		83
Fiscal year ended 3-31-2007	8.92	10.24		7		2.43		6.14		––		––		98
Fiscal year ended 3-31-2006	8.60	4.85		6		2.36		5.79		––		––		45
Fiscal year ended 3-31-2005	8.69	3.80		5		2.31		5.56		––		––		54
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	8.13	28.62		185		1.84	(4)	7.81	(4)	––		––		32
Fiscal year ended 3-31-2009	6.58	-10.99		54		2.10		8.72		––		––		77
Fiscal year ended 3-31-2008	8.01	-3.84		14		2.18		6.86		––		––		83
Fiscal year ended 3-31-2007	8.92	10.51		17		2.18		6.39		––		––		98
Fiscal year ended 3-31-2006	8.60	5.00		17		2.21		5.94		––		––		45
Fiscal year ended 3-31-2005	8.69	3.90		22		2.20		5.67		––		––		54
Class E Shares
Six-month period ended 9-30-2009 (unaudited)	8.13	29.12	(3)	2		1.35	(4)	8.34	(4)	1.96	(4)	7.73	(4)	32
Fiscal year ended 3-31-2009	6.57	-10.52	(3)	1		1.60		9.12		1.81		8.91		77
Fiscal year ended 3-31-2008(5)	8.00	-3.69	(3)	1		1.97	(4)	7.19	(4)	––		––		83	(6)
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	8.13	29.31		142		0.83	(4)	8.76	(4)	––		––		32
Fiscal year ended 3-31-2009	6.58	-9.89		9		0.90	10.28			––		––		77
Fiscal year ended 3-31-2008(5)	8.01	-1.90		––	*	0.99	(4)	8.11	(4)	––		––		83	(6)
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	8.13	29.11		77		1.10	(4)	8.57	(4)	––		––		32
Fiscal year ended 3-31-2009	6.58	-10.23		38		1.14		9.69		––		––		77
Fiscal year ended 3-31-2008	8.02	-2.78		4		1.20		7.85		––		––		83
Fiscal year ended 3-31-2007	8.92	11.60		11		1.20		7.37		––		––		98
Fiscal year ended 3-31-2006	8.60	6.00		10		1.25		6.90		––		––		45
Fiscal year ended 3-31-2005	8.69	4.83		9		1.30		6.57		––		––		54

*Not shown due to rounding.
(1)Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.
(2)Based on average weekly shares outstanding.
(3)Total return calculated without taking into account the sales load deducted on an initial purchase.
(4)Annualized.
(5)For the period from April 2, 2007 (commencement of operations of the class) through March 31, 2008.
(6)For the fiscal year ended March 31, 2008.
See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
Ivy Funds, Inc.

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY LIMITED-TERM BOND FUND
Net Asset Value, Beginning of Period		Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions

Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$10.77	$0.17	(2)	$0.29 (2)	$0.46	$(0.17)	$ ––	$(0.17)
Fiscal year ended 3-31-2009	10.48	0.31		0.29	0.60	(0.31)	––	(0.31)
Fiscal year ended 3-31-2008	10.15	0.38		0.33	0.71	(0.38)	––	(0.38)
Fiscal year ended 3-31-2007	10.00	0.33		0.15	0.48	(0.33)	––	(0.33)
Fiscal year ended 3-31-2006	10.14	0.30		(0.14)	0.16	(0.30)	––	(0.30)
Fiscal year ended 3-31-2005	10.48	0.28		(0.34)	(0.06)	(0.28)	––	(0.28)
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	10.77	0.12	(2)	0.29 (2)	0.41	(0.12)	––	(0.12)
Fiscal year ended 3-31-2009	10.48	0.23		0.29	0.52	(0.23)	––	(0.23)
Fiscal year ended 3-31-2008	10.15	0.29		0.33	0.62	(0.29)	––	(0.29)
Fiscal year ended 3-31-2007	10.00	0.24		0.15	0.39	(0.24)	––	(0.24)
Fiscal year ended 3-31-2006	10.14	0.21		(0.14)	0.07	(0.21)	––	(0.21)
Fiscal year ended 3-31-2005	10.48	0.18		(0.34)	(0.16)	(0.18)	––	(0.18)
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	10.77	0.13	(2)	0.29 (2)	0.42	(0.13)	––	(0.13)
Fiscal year ended 3-31-2009	10.48	0.24		0.29	0.53	(0.24)	––	(0.24)
Fiscal year ended 3-31-2008	10.15	0.29		0.33	0.62	(0.29)	––	(0.29)
Fiscal year ended 3-31-2007	10.00	0.24		0.15	0.39	(0.24)	––	(0.24)
Fiscal year ended 3-31-2006	10.14	0.21		(0.14)	0.07	(0.21)	––	(0.21)
Fiscal year ended 3-31-2005	10.48	0.19		(0.34)	(0.15)	(0.19)	––	(0.19)
Class E Shares
Six-month period ended 9-30-2009 (unaudited)	10.77	0.17	(2)	0.29 (2)	0.46	(0.17)	––	(0.17)
Fiscal year ended 3-31-2009	10.48	0.34		0.29	0.63	(0.34)	––	(0.34)
Fiscal year ended 3-31-2008(5)	10.15	0.40		0.33	0.73	(0.40)	––	(0.40)
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	10.77	0.18	(2)	0.29 (2)	0.47	(0.18)	––	(0.18)
Fiscal year ended 3-31-2009	10.48	0.35		0.29	0.64	(0.35)	––	(0.35)
Fiscal year ended 3-31-2008(5)	10.15	0.49		0.33	0.82	(0.49)	––	(0.49)
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	10.77	0.17	(2)	0.29 (2)	0.46	(0.17)	––	(0.17)
Fiscal year ended 3-31-2009	10.48	0.32		0.29	0.61	(0.32)	––	(0.32)
Fiscal year ended 3-31-2008	10.15	0.39		0.33	0.72	(0.39)	––	(0.39)
Fiscal year ended 3-31-2007	10.00	0.34		0.15	0.49	(0.34)	––	(0.34)
Fiscal year ended 3-31-2006	10.14	0.31		(0.14)	0.17	(0.31)	––	(0.31)
Fiscal year ended 3-31-2005	10.48	0.29		(0.34)	(0.05)	(0.29)	––	(0.29)

Net Asset Value, End of Period		Total Return	Net Assets, End of Period (in millions)			Ratio of Expenses to Average Net Assets Including Expense Waiver	Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(1)			Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(1)		Portfolio Turnover Rate

Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$11.06	4.26	%(3)	$419		1.04	%(4)	2.98	%(4)	––%		––%		22%
Fiscal year ended 3-31-2009	10.77	5.89	(3)	289		0.91		2.89		1.06		2.74		20
Fiscal year ended 3-31-2008	10.48	7.13	(3)	72		1.19		3.70		1.27		3.62		86
Fiscal year ended 3-31-2007	10.15	4.89	(3)	35		1.33		3.30		––		––		41
Fiscal year ended 3-31-2006	10.00	1.59	(3)	33		1.31		2.98		––		––		28
Fiscal year ended 3-31-2005	10.14	-0.60	(3)	38		1.27		2.71		––		––		36
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	11.06	3.84		20		1.84	(4)	2.19	(4)	––		––		22
Fiscal year ended 3-31-2009	10.77	5.04		20		1.73		2.08		1.88		1.93		20
Fiscal year ended 3-31-2008	10.48	6.21		6		2.07		2.83		2.15		2.75		86
Fiscal year ended 3-31-2007	10.15	3.94		5		2.23		2.39		––		––		41
Fiscal year ended 3-31-2006	10.00	0.68		5		2.22		2.06		––		––		28
Fiscal year ended 3-31-2005	10.14	-1.51		7		2.20		1.78		––		––		36
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	11.06	3.90		179		1.74	(4)	2.29	(4)	––		––		22
Fiscal year ended 3-31-2009	10.77	5.11		157		1.59		2.12		1.74		1.97		20
Fiscal year ended 3-31-2008	10.48	6.19		15		2.09		2.81		2.17		2.73		86
Fiscal year ended 3-31-2007	10.15	3.98		12		2.20		2.42		––		––		41
Fiscal year ended 3-31-2006	10.00	0.73		13		2.17		2.12		––		––		28
Fiscal year ended 3-31-2005	10.14	-1.45		17		2.14		1.84		––		––		36
Class E Shares
Six-month period ended 9-30-2009 (unaudited)	11.06	4.34	(3)	––	*	0.86	(4)	3.16	(4)	––		––		22
Fiscal year ended 3-31-2009	10.77	6.15	(3)	––	*	0.73		3.21		0.88		3.06		20
Fiscal year ended 3-31-2008(5)	10.48	7.31	(3)	––	*	0.98	(4)	3.93	(4)	1.06	(4)	3.85	(4)	86	(6)
Class I Shares
Six-month period ended 9-30-2009 (unaudited)	11.06	4.43		29		0.74	(4)	3.27	(4)	––		––		22
Fiscal year ended 3-31-2009	10.77	6.26		6		0.57		3.22		0.72		3.07		20
Fiscal year ended 3-31-2008(5)	10.48	8.31		––	*	0.89	(4)	4.02	(4)	0.97	(4)	3.94	(4)	86	(6)
Class Y Shares
Six-month period ended 9-30-2009 (unaudited)	11.06	4.29		48		1.01	(4)	3.00	(4)	––		––		22
Fiscal year ended 3-31-2009	10.77	5.95		37		0.86		2.89		1.01		2.74		20
Fiscal year ended 3-31-2008	10.48	7.25		2		1.09		3.79		1.17		3.71		86
Fiscal year ended 3-31-2007	10.15	5.06		1		1.17		3.44		––		––		41
Fiscal year ended 3-31-2006	10.00	1.72		2		1.19		3.10		––		––		28
Fiscal year ended 3-31-2005	10.14	-0.49		2		1.16		2.82		––		––		36

*Not shown due to rounding.
(1)Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.
(2)Based on average weekly shares outstanding.
(3)Total return calculated without taking into account the sales load deducted on an initial purchase.
(4)Annualized.
(5)For the period from April 2, 2007 (commencement of operations of the class) through March 31, 2008.
(6)For the fiscal year ended March 31, 2008.
See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
Ivy Funds, Inc.

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY MONEY MARKET FUND
Net Asset Value, Beginning of Period		Net Investment Income		Net Realized and Unrealized Gain on Investments		Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains		Total Distributions

Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$1.00	$0.00	(2)	$0.00	(2)	$0.00	$ –– *	$ ––	*	$ –– *
Fiscal year ended 3-31-2009	1.00	0.02	(2)	0.00	(2)	0.02	(0.02)	––		(0.02)
Fiscal year ended 3-31-2008	1.00	0.04	(2)	0.00	(2)	0.04	(0.04	––		(0.04)
Fiscal year ended 3-31-2007	1.00	0.04		0.00		0.04	(0.04	––		(0.04)
Fiscal year ended 3-31-2006	1.00	0.03		0.00		0.03	(0.03)	––		(0.03)
Fiscal year ended 3-31-2005	1.00	0.01		0.00		0.01	(0.01)	––		(0.01)
Class B Shares(4)
Six-month period ended 9-30-2009 (unaudited)	1.00	0.00	(2)	0.00	(2)	0.00	–– *	––	*	–– *
Fiscal year ended 3-31-2009	1.00	0.01	(2)	0.00	(2)	0.01	(0.01)	––		(0.01)
Fiscal year ended 3-31-2008	1.00	0.03	(2)	0.00	(2)	0.03	(0.03)	––		(0.03)
Fiscal year ended 3-31-2007	1.00	0.03		0.00		0.03	(0.03)	––		(0.03)
Fiscal year ended 3-31-2006	1.00	0.02		0.00		0.02	(0.02)	––		(0.02)
Fiscal year ended 3-31-2005	1.00	0.00		0.00		0.00	–– *	––		–– *
Class C Shares(4)
Six-month period ended 9-30-2009 (unaudited)	1.00	0.00	(2)	0.00	(2)	0.00	–– *	––	*	–– *
Fiscal year ended 3-31-2009	1.00	0.01	(2)	0.00	(2)	0.01	(0.01)	––		(0.01)
Fiscal year ended 3-31-2008	1.00	0.03	(2)	0.00	(2)	0.03	(0.03)	––		(0.03)
Fiscal year ended 3-31-2007	1.00	0.03		0.00		0.03	(0.03)	––		(0.03)
Fiscal year ended 3-31-2006	1.00	0.02		0.00		0.02	(0.02)	––		(0.02)
Fiscal year ended 3-31-2005	1.00	0.00		0.00		0.00	–– *	––		–– *
Class E Shares
Six-month period ended 9-30-2009 (unaudited)	1.00	0.00	(2)	0.00	(2)	0.00	–– *	––	*	–– *
Fiscal year ended 3-31-2009	1.00	0.01	(2)	0.00	(2)	0.01	(0.01)	––		(0.01)
Fiscal year ended 3-31-2008(5)	1.00	0.04	(2)	0.00	(2)	0.04	(0.04)	––		(0.04)

Net Asset Value, End of Period		Total Return	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver	Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(1)			Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(1)

Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$1.00	0.45%	$236	0.66	%(3)	0.84	%(3)	––%		––%
Fiscal year ended 3-31-2009	1.00	1.65	219	0.73		1.51		––		––
Fiscal year ended 3-31-2008	1.00	4.19	91	0.88		4.02		––		––
Fiscal year ended 3-31-2007	1.00	4.44	59	0.88		4.38		0.98		4.28
Fiscal year ended 3-31-2006	1.00	2.87	44	0.91		2.87		1.06		2.72
Fiscal year ended 3-31-2005	1.00	0.82	39	0.89		0.81		1.20		0.50
Class B Shares(4)
Six-month period ended 9-30-2009 (unaudited)	1.00	0.12	12	1.33	(3)	0.20	(3)	1.78	(3)	-0.25	(3)
Fiscal year ended 3-31-2009	1.00	0.74	19	1.61		0.58		1.70		0.49
Fiscal year ended 3-31-2008	1.00	3.25	7	1.80		3.01		––		––
Fiscal year ended 3-31-2007	1.00	3.44	4	1.86		3.43		––		––
Fiscal year ended 3-31-2006	1.00	1.82	2	1.95		1.86		––		––
Fiscal year ended 3-31-2005	1.00	0.14	1	1.57		0.12		1.95		-0.26
Class C Shares(4)
Six-month period ended 9-30-2009 (unaudited)	1.00	0.12	48	1.33	(3)	0.21	(3)	1.69	(3)	-0.15	(3)
Fiscal year ended 3-31-2009	1.00	0.78	91	1.58		0.58		1.63		0.53
Fiscal year ended 3-31-2008	1.00	3.31	18	1.73		3.03		––		––
Fiscal year ended 3-31-2007	1.00	3.45	6	1.84		3.45		––		––
Fiscal year ended 3-31-2006	1.00	1.83	3	1.94		1.75		––		––
Fiscal year ended 3-31-2005	1.00	0.12	5	1.58		0.12		1.99		-0.29
Class E Shares
Six-month period ended 9-30-2009 (unaudited)	1.00	0.38	4	0.78	(3)	0.74	(3)	––		––
Fiscal year ended 3-31-2009	1.00	1.51	5	0.88		1.31		––		––
Fiscal year ended 3-31-2008(5)	1.00	4.07	1	0.93	(3)	3.77	(3)	––		––

*Not shown due to rounding.
(1)Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.
(2)Based on average weekly shares outstanding.
(3)Annualized.
(4)These shares are not available for direct investment.  However, they are available by exchange from Class B or Class C shares of another Ivy Fund.
(5)For the period from April 2, 2007 (commencement of operations of the class) through March 31, 2008.

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
Ivy Funds, Inc.

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY MUNICIPAL BOND FUND
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions

Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$10.41	$0.22	(2)	$0.92	(2)	$1.14	$(0.22)	$ ––	$(0.22)
Fiscal year ended 3-31-2009	10.80	0.39	(2)	(0.39	)(2)	0.00	(0.39)	––	(0.39)
Fiscal year ended 3-31-2008	11.12	0.39	(2)	(0.32	)(2)	0.07	(0.39)	––	(0.39)
Fiscal year ended 3-31-2007	11.04	0.41	(2)	0.08	(2)	0.49	(0.41)	––	(0.41)
Fiscal year ended 3-31-2006	11.13	0.42		(0.09)		0.33	(0.42)	––	(0.42)
Fiscal year ended 3-31-2005	11.31	0.38		(0.17)		0.21	(0.39)	––	(0.39)
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	10.41	0.17	(2)	0.92	(2)	1.09	(0.17)	––	(0.17)
Fiscal year ended 3-31-2009	10.80	0.31	(2)	(0.39	)(2)	(0.08)	(0.31)	––	(0.31)
Fiscal year ended 3-31-2008	11.12	0.31		(0.32)		(0.01)	(0.31)	––	(0.31)
Fiscal year ended 3-31-2007	11.04	0.32		0.08		0.40	(0.32)	––	(0.32)
Fiscal year ended 3-31-2006	11.13	0.34		(0.09)		0.25	(0.34)	––	(0.34)
Fiscal year ended 3-31-2005	11.31	0.30		(0.18)		0.12	(0.30)	––	(0.30)
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	10.41	0.18	(2)	0.92	(2)	1.10	(0.18)	––	(0.18)
Fiscal year ended 3-31-2009	10.80	0.31	(2)	(0.39	)(2)	(0.08)	(0.31)	––	(0.31)
Fiscal year ended 3-31-2008	11.12	0.31		(0.32)		(0.01)	(0.31)	––	(0.31)
Fiscal year ended 3-31-2007	11.04	0.32		0.08		0.40	(0.32)	––	(0.32)
Fiscal year ended 3-31-2006	11.13	0.34		(0.09)		0.25	(0.34)	––	(0.34)
Fiscal year ended 3-31-2005	11.31	0.29		(0.17)		0.12	(0.30)	––	(0.30)

	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver	Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(1)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(1)	Portfolio Turnover Rate

Class A Shares
Six-month period ended 9-30-2009 (unaudited)	$11.33	11.08	%(3)	$42	1.17	%(4)	4.12	%(4)	––%	––%	12%
Fiscal year ended 3-31-2009	10.41	0.09	(3)	33	1.24		3.76		––	––	26
Fiscal year ended 3-31-2008	10.80	0.69	(3)	20	1.26		3.62		1.31	3.57	62
Fiscal year ended 3-31-2007	11.12	4.51	(3)	9	1.11		3.67		1.35	3.43	26
Fiscal year ended 3-31-2006	11.04	3.00	(3)	6	0.90		3.77		1.33	3.34	20
Fiscal year ended 3-31-2005	11.13	1.89	(3)	5	1.13		3.42		1.39	3.16	17
Class B Shares
Six-month period ended 9-30-2009 (unaudited)	11.33	10.60		2	1.93	(4)	3.36	(4)	––	––	12
Fiscal year ended 3-31-2009	10.41	-0.71		2	2.02		2.98		––	––	26
Fiscal year ended 3-31-2008	10.80	-0.13		1	2.08		2.81		2.13	2.76	62
Fiscal year ended 3-31-2007	11.12	3.70		1	1.85		2.92		2.09	2.68	26
Fiscal year ended 3-31-2006	11.04	2.20		1	1.70		2.96		2.13	2.53	20
Fiscal year ended 3-31-2005	11.13	1.09		1	1.90		2.65		2.16	2.39	17
Class C Shares
Six-month period ended 9-30-2009 (unaudited)	11.33	10.68		23	1.92	(4)	3.38	(4)	––	––	12
Fiscal year ended 3-31-2009	10.41	-0.69		22	2.00		3.00		––	––	26
Fiscal year ended 3-31-2008	10.80	-0.14		12	2.08		2.80		2.13	2.75	62
Fiscal year ended 3-31-2007	11.12	3.69		15	1.87		2.90		2.11	2.66	26
Fiscal year ended 3-31-2006	11.04	2.19		16	1.69		2.97		2.12	2.54	20
Fiscal year ended 3-31-2005	11.13	1.04		18	1.93		2.62		2.19	2.36	17

(1)Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.
(2)Based on average weekly shares outstanding.
(3)Total return calculated without taking into account the sales load deducted on an initial purchase.
(4)Annualized.

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
Ivy Funds, Inc.

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY MUNICIPAL HIGH INCOME FUND
Net Asset Value, Beginning of Period		Net Investment Income		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions

Class A Shares
Fiscal period ended 9-30-2009 (unaudited)(2)	$4.21	$0.10	(3)	$0.56	(3)	$0.66	$(0.09)	$ ––	$(0.09)
Class B Shares
Fiscal period ended 9-30-2009 (unaudited)(2)	4.21	0.07	(3)	0.57	(3)	0.64	(0.07)	––	(0.07)
Class C Shares
Fiscal period ended 9-30-2009 (unaudited)(2)	4.21	0.08	(3)	0.56	(3)	0.64	(0.07)	––	(0.07)
Class I Shares
Fiscal period ended 9-30-2009 (unaudited)(6)	4.21	0.09	(3)	0.57	(3)	0.66	(0.09)	––	(0.09)
Fiscal period ended 5-17-2009 (unaudited)(7)	4.48	0.16	(3)	(0.27	)(3)	(0.11)	(0.16)	––	(0.16)
Fiscal year ended 9-30-2008(7)	5.00	0.24		(0.51)		(0.27)	(0.25)	––	(0.25)
Fiscal year ended 9-30-2007(7)	5.10	0.25		(0.10)		0.15	(0.25)	––	(0.25)
Fiscal year ended 9-30-2006(7)	4.98	0.25		0.12		0.37	(0.25)	––	(0.25)
Fiscal year ended 9-30-2005(7)	4.88	0.27		0.10		0.37	(0.27)	––	(0.27)
Fiscal year ended 9-30-2004(7)	4.83	0.27		0.05		0.32	(0.27)	––	(0.27)

Net Asset Value, End of Period		Total Return	Net Assets, End of Period (in millions)			Ratio of Expenses to Average Net Assets Including Expense Waiver	Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(1)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(1)		Portfolio Turnover Rate

Class A Shares
Fiscal period ended 9-30-2009 (unaudited)(2)	$4.78	14.95	%(4)	$6		0.94	%(5)	5.75	%(5)	2.16	%(5)	4.53	%(5)	0%
Class B Shares
Fiscal period ended 9-30-2009 (unaudited)(2)	4.78	14.61		2		1.71	(5)	4.81	(5)	2.89	(5)	3.63	(5)	0
Class C Shares
Fiscal period ended 9-30-2009 (unaudited)(2)	4.78	14.59		4		1.75	(5)	4.89	(5)	2.93	(5)	3.71	(5)	0
Class I Shares
Fiscal period ended 9-30-2009 (unaudited)(6)	4.78	15.86		2		0.69	(5)	5.84	(5)	2.02	(5)	4.51	(5)	0
Fiscal period ended 5-17-2009 (unaudited)(7)	4.21	-4.72		––	*	0.87	(5)	6.35	(5)	0.91	(5)	6.31	(5)	28
Fiscal year ended 9-30-2008(7)	4.48	-5.67		––	*	0.70		5.03		0.74		4.99		26
Fiscal year ended 9-30-2007(7)	5.00	2.92		––	*	0.75		4.90		0.79		4.86		33
Fiscal year ended 9-30-2006(7)	5.10	7.61		––	*	0.75		4.96		––		––		29
Fiscal year ended 9-30-2005(7)	4.98	7.67		––	*	0.76		5.38		––		––		24
Fiscal year ended 9-30-2004(7)	4.88	6.87		––	*	0.75		5.78		––		––		28

*Not shown due to rounding.
(1)Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.
(2)For the period from May 18, 2009 (commencement of operations of the class) through September 30, 2009.
(3)Based on average weekly shares outstanding.
(4)Total return calculated without taking into account the sales load deducted on an initial purchase.
(5)Annualized.
(6)The Ivy Municipal High Income Fund commenced operations on May 18, 2009 after the reorganization of the
     Class Y shares of Waddell & Reed Advisors Municipal High Income Fund into Class I shares of the corresponding fund. The information shown is for a share outstanding during the fiscal period from
     May 18, 2009 through September 30, 2009 for Ivy Municipal High Income Fund (see Note 12).
(7)The information shown is for a share outstanding during the fiscal year or period ended for Class Y of the
     Waddell & Reed Advisors Municipal High Income Fund prior to the reorganization (see Note 12).

See Accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
Ivy Funds, Inc. (amounts in thousands)

SEPTEMBER 30, 2009 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Ivy Funds, Inc. (the Corporation) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Corporation issues 14 series of capital shares; each series represents ownership of a separate mutual fund (Fund). The investment objective(s), policies and risk factors of each Fund are described more fully in that Fund's prospectus and Statement of Additional Information. The Corporation's investment manager is Ivy Investment Management Company (IICO or the Manager).

Each Fund offers Class A, Class B and Class C shares. Certain Funds may also offer Class E, Class I, Class R and/or Class Y shares. Class A and Class E shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class I, Class R and Class Y shares are sold without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer agent and shareholder servicing fees, directly attributable to that class. Class A, B, C, E, R and Y have separate distribution and/or service plans. No such plan has been adopted for Class I shares. Class B shares will automatically convert to Class A shares 96 months after the date of purchase.

The following is a summary of significant accounting policies consistently followed by each Fund.

Securities Valuation. Each Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the NYSE), normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter securities and listed securities for which no price is readily available are valued at the average of the last bid and asked prices. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Directors.

To determine values of fixed-income securities, the independent pricing service utilizes such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the independent pricing service are valued using valuations obtained from dealers that make markets in the securities.

Gold bullion is valued at the last traded spot price reported by a pricing service prior to the close of the NYSE.

Options and swaps are valued by the independent pricing service unless the price is unavailable, in which case they are valued at either the mean between the last bid and asked price or using a valuation obtained from a dealer in that security. Futures contracts traded on an exchange are generally valued at the settlement price. Mutual funds, including investment funds, are typically valued at the net asset value reported at the close of each business day.

Forward foreign currency contracts are valued daily based upon the closing prices of the forward currency rates determined at the close of the NYSE as provided by a bank, dealer or independent pricing service.

Senior loans are valued using a composite price from more than one broker or dealer as obtained from an independent pricing service.

All securities held by Ivy Money Market Fund and short-term securities with maturities of 60 days or less are valued on the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium.

Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board of Directors, evaluate the impact of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets. In addition, all securities for which market values are not readily available or are deemed unreliable are appraised at fair value as determined in good faith under the direction of the Board of Directors. As of September 30, 2009, the following had aggregate investments valued at fair value (unrealized gain/loss for futures contracts) as shown:

Fund Name	Total Amount of Fair Valued Securities	Percent of Net Assets

Ivy Asset Strategy Fund	$116,142	0.66%
Ivy High Income Fund	9,851	1.06%

Security Transactions and Related Investment Income. Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Upon notification from issuers, some of the distributions received from a real estate investment trust or publically traded partnership may be redesignated as a reduction of cost of the related investment and/or realized gain.

Securities on a When-Issued or Delayed Delivery Basis. Certain Funds may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally take place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued or delayed delivery basis prior to settlement of the original purchase.

Mortgage Dollar Roll Transactions. Certain Funds enter into dollar roll transactions on securities issued or to be issued by the Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation, in which the Fund sells mortgage securities and simultaneously agrees to repurchase similar (same type, coupon and maturity) securities at a later date at an agreed upon price. During the period between the sale and repurchase, the Fund forgoes principal and interest paid on the mortgage securities sold. The Fund is compensated from negotiated fees paid by brokers offered as an inducement to the Fund to "roll over" their purchase commitments. These fees are recognized over the roll period and are included in Interest and amortization in the Statement of Operations.

Interest Only Obligations. These securities entitle the owner to receive only the interest portion from a bond, Treasury note or pool of mortgages. These securities are generally created by a third party separating a bond or pool of mortgages into distinct interest-only and principal-only securities. As the principal (par) amount of a bond or pool of mortgages is paid down, the amount of interest income earned by the owner will decline as well.

Credit Risk. Certain Funds may hold high yield and/or non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Funds may acquire securities in default, and are not obligated to dispose of securities whose issuers subsequently default. As of September 30, 2009, Ivy High Income Fund held defaulted securities with an aggregate market value of $5,325, representing 0.54% of the Fund's net assets.

Foreign Currency Translation. Each Fund's accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily using foreign exchange rates obtained from an independent pricing service authorized by the Board of Directors. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translation arise from changes in currency exchange rates. Each Fund combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments. Foreign exchange rates are valued as of the close of the NYSE, normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading, primarily using an independent pricing service authorized by the Board of Directors.

Repurchase Agreements. Each Fund may purchase securities subject to repurchase agreements, which are instruments under which the Fund purchases a security and the seller (normally a commercial bank or broker-dealer) agrees, at the time of purchase, that it will repurchase the security at a specified time and price. Repurchase agreements are collateralized by the value of the resold securities which, during the entire period of the agreement, generally remains at least equal to the value of the agreement, including accrued interest thereon. The collateral for the repurchase agreement is held by a custodian bank.

Investments with Off-Balance Sheet Risk. Certain Funds may enter into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Statement of Assets and Liabilities.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Income Taxes. It is the policy of each Fund to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, each Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, no provision has been made for Federal income taxes. Management of the Corporation periodically reviews all tax positions to assess that it is more likely than not that the position would be sustained upon examination by the relevant tax authority based on the technical merits of each position. As of September 30, 2009, management believes that under this standard no liability for unrecognized tax positions is required. The Funds are subject to examination by U.S. federal and state authorities for returns filed for tax years after 2004.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded by each Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

Custodian Fees. "Custodian fees" in the Statement of Operations may include interest expense incurred by a Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. A Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by that Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Earnings credit" line item, if applicable, represents earnings on cash balances maintained by that Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Directors' Fees. Fees paid to the Directors can be paid in cash or deferred to a later date, at the election of each Director according to the Deferred Fee Agreement entered into between the Corporation and the Director(s). Each Fund records its portion of the deferred fees as a liability on the Statement of Assets and Liabilities. All fees paid in cash plus any appreciation (depreciation) in the underlying deferred plan are shown on the Statement of Operations.

Indemnifications. The Corporation's organizational documents provide current and former Directors and Officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Corporation. In the normal course of business, the Corporation may also enter into contracts that provide general indemnifications. The Corporation's maximum exposure under these arrangements is unknown and is dependent on future claims that may be made against the Corporation. The risk of material loss from such claims is considered remote.

Treasury's Temporary Guarantee Program. On October 3, 2008, the Board of Directors of the Corporation approved the participation by Ivy Money Market Fund in the U.S. Department of the Treasury's Temporary Guarantee Program for Money Market Funds through December 18, 2008 (the Program). Participation in the Program required a payment to the Treasury Department of 0.01% based on the net asset value of Ivy Money Market Fund as of September 19, 2008. On November 24, 2008, the Treasury Department announced its decision to extend the Program for the period from December 19, 2008 through April 30, 2009; on March 31, 2009, the Program was further extended to September 18, 2009 (the Extended Program). The Board of Directors of the Corporation unanimously approved the continued participation of Ivy Money Market Fund in the Extended Program. Participation in the Extended Program required a payment at each extension to the Treasury Department of 0.015% of the net asset value of Ivy Money Market Fund as of September 19, 2008. The above expenses have been borne by Ivy Money Market Fund without regard to any contractual or voluntary expense limitation currently in effect for the Fund. At September 18, 2009, the Treasury Department allowed the Program to expire.

Concentration of Risk. Certain Funds may have a concentration of risk which includes, but is not limited to, investing in international securities. International investing involves additional risks including, but not limited to, currency fluctuations, political or economic conditions affecting the foreign country and differences in accounting standards and foreign regulations.

Other. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has performed a review for subsequent events through November 20, 2009, the date this report was issued.

2. INVESTMENT MANAGEMENT AND PAYMENTS TO AFFILIATED PERSONS

Management Fees. IICO, a wholly owned subsidiary of Waddell & Reed Financial, Inc. (WDR), serves as the Corporation's investment manager. IICO provides investment advice, for which services it is paid a fee. The fee is payable by each Fund at the following annual rates and is accrued and paid daily:

Fund	Net Asset Breakpoints	Annual Rate
Ivy Capital Appreciation Fund	Up to $1 Billion	0.650%
	Over $1 Billion up to $2 Billion	0.600%
	Over $2 Billion up to $3 Billion	0.550%
	Over $3 Billion	0.500%
Ivy Core Equity Fund	Up to $1 Billion	0.700%
	Over $1 Billion up to $2 Billion	0.650%
	Over $2 Billion up to $3 Billion	0.600%
	Over $3 Billion up to $5 Billion	0.550%
	Over $5 Billion	0.525%
Ivy Large Cap Growth Fund	Up to $1 Billion	0.700%
	Over $1 Billion up to $2 Billion	0.650%
	Over $2 Billion up to $3 Billion	0.600%
	Over $3 Billion	0.550%
Ivy Mid Cap Growth Fund	Up to $1 Billion	0.850%
	Over $1 Billion up to $2 Billion	0.830%
	Over $2 Billion up to $3 Billion	0.800%
	Over $3 Billion	0.760%
Ivy Small Cap Growth Fund	Up to $1 Billion	0.850%
	Over $1 Billion up to $2 Billion	0.830%
	Over $2 Billion up to $3 Billion	0.800%
	Over $3 Billion	0.760%
Ivy Tax-Managed Equity Fund	Up to $1 Billion	0.650%
	Over $1 Billion up to $2 Billion	0.600%
	Over $2 Billion up to $3 Billion	0.550%
	Over $3 Billion	0.500%
Ivy Asset Strategy Fund	Up to $1 Billion	0.700%
	Over $1 Billion up to $2 Billion	0.650%
	Over $2 Billion up to $3 Billion	0.600%
	Over $3 Billion	0.550%
Ivy Energy Fund	Up to $1 Billion	0.850%
	Over $1 Billion up to $2 Billion	0.830%
	Over $2 Billion up to $3 Billion	0.800%
	Over $3 Billion	0.760%
Ivy Science and Technology Fund	Up to $1 Billion	0.850%
	Over $1 Billion up to $2 Billion	0.830%
	Over $2 Billion up to $3 Billion	0.800%
	Over $3 Billion	0.760%
Ivy High Income Fund	Up to $500 Million	0.625%
	Over $500 Million up to $1 Billion	0.600%
	Over $1 Billion up to $1.5 Billion	0.550%
	Over $1.5 Billion	0.500%
Ivy Limited-Term Bond Fund	Up to $500 Million	0.500%
	Over $500 Million up to $1 Billion	0.450%
	Over $1 Billion up to $1.5 Billion	0.400%
	Over $1.5 Billion	0.350%
Ivy Money Market Fund	All levels	0.400%
Ivy Municipal Bond Fund	Up to $500 Million	0.525%
	Over $500 Million up to $1 Billion	0.500%
	Over $1 Billion up to $1.5 Billion	0.450%
	Over $1.5 Billion	0.400%
Ivy Municipal High Income Fund	Up to $500 Million	0.525%
	Over $500 Million up to $1 Billion	0.500%
	Over $1 Billion up to $1.5 Billion	0.450%
	Over $1.5 Billion	0.400%

IICO has voluntarily agreed to waive a Fund's management fee on any day that the Fund's net assets are less than$25 million, subject to IICO's right to change or modify this waiver. See Expense Reimbursements and/or Waivers below for amounts waived during the fiscal period ended September 30, 2009.

For the period from October 1, 2007 through September 30, 2008, IICO contractually agreed to reduce the management fee for Ivy Limited-Term Bond Fund to:

Up to $500 Million	0.350%
Over $500 Million up to $1 Billion	0.300%
Over $1 Billion up to $1.5 Billion	0.250%
Over $1.5 Billion	0.200%

For the period from October 1, 2008 to July 31, 2010, IICO contractually agreed to reduce the management fee paid to 0.35%, on an annual basis, of net assets for any day that the Fund's net assets are below $500 million.

Accounting Services Fees. The Corporation has an Accounting Services Agreement with Waddell & Reed Services Company, doing business as WI Services Company (WISC), an indirect subsidiary of WDR. Under the agreement, WISC acts as the agent in providing bookkeeping and accounting services and assistance to the Corporation, including maintenance of Fund records, pricing of Fund shares and preparation of certain shareholder reports. For these services, each Fund pays WISC a monthly fee of one-twelfth of the annual fee shown in the following table:

Accounting Services Fee

Average Net Asset Level (in millions)				Annual Fee Rate for Each Level

From	$0	to	$10	$0
From	$10	to	$25	$11.5
From	$25	to	$50	$23.1
From	$50	to	$100	$35.5
From	$100	to	$200	$48.4
From	$200	to	$350	$63.2
From	$350	to	$550	$82.5
From	$550	to	$750	$96.3
From	$750	to	$1,000	$121.6
From	$1,000 and Over			$148.5

In addition, for each class of shares in excess of one, each Fund pays WISC a monthly per-class fee equal to 2.5% of the monthly accounting services base fee.

Administrative Fee. Each Fund also pays WISC a monthly fee at the annual rate of 0.01%, or one basis point, for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion. This fee is voluntarily waived by WISC until a Fund's net assets are at least $10 million.

Shareholder Servicing. General. Under the Shareholder Servicing Agreement between the Corporation and WISC, with respect to Class A, Class B, Class C and Class E shares, for each shareholder account that was in existence at any time during the prior month, each Fund pays a monthly fee that ranges from $1.5042 to $1.6958. Ivy Money Market Fund pays a monthly fee of $1.75 for each shareholder account that was in existence at any time during the prior month plus, for Class A shareholder accounts, $0.75 for each shareholder check processed in the prior month. Ivy Limited-Term Bond Fund Class A, which also has check writing privileges, pays $0.75 for each shareholder check processed in the prior month. For Class R shares, each Fund pays a monthly fee equal to one-twelfth of 0.20 of 1% of the average daily net assets of the class for the preceding month. For Class I and Class Y shares, each Fund pays a monthly fee equal to one-twelfth of 0.15 of 1% of the average daily net assets of the class for the preceding month. Each Fund also reimburses WISC for certain out-of-pocket costs for all classes.
Non-networked accounts. Each Fund pays WISC an annual fee (payable monthly) for each account of the Fund that is non-networked and is as shown above; however, WISC has agreed to reduce that fee if the number of total shareholder accounts within the Complex (Waddell & Reed Advisors Funds, Waddell & Reed InvestEd Portfolios, Ivy Funds and Ivy Funds, Inc.) reaches certain levels.
Networked accounts. For certain networked accounts (that is, those accounts whose Fund shares are purchased through certain financial intermediaries), WISC has agreed to reduce its per account fees charged to the Funds to $0.50 per month per shareholder account. Additional fees may be paid by the Funds to those intermediaries. If the aggregate annual rate of the WISC transfer agent fee and the costs charged by the financial services companies exceeds $18.00 per account for a Fund, WISC will reimburse the Fund the amount in excess of $18.00.
Broker accounts. Certain broker-dealers that maintain shareholder accounts with each Fund through an omnibus account provide transfer agent and other shareholder-related services that would otherwise be provided by WISC if the individual accounts that comprise the omnibus account were opened by their beneficial owners directly. Each Fund may pay such broker-dealers a per account fee for each open account within the omnibus account, or a fixed rate fee, based on the average daily net asset value of the omnibus account (or a combination thereof).

Distribution and Service Plan for Class A and Class E Shares. Under a Distribution and Service Plan for Class A and Class E shares adopted by the Corporation pursuant to Rule 12b-1 under the Investment Company Act of 1940, each Fund, other than Ivy Money Market Fund, may pay a distribution and/or service fee to Ivy Funds Distributors, Inc. (IFDI) in an amount not to exceed 0.25% of the Fund's average annual net assets. The fee is to be paid to compensate IFDI for amounts it expends in connection with the distribution of the Class A and Class E shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts of that class.

Distribution and Service Plan for Class B and Class C Shares. Under the Distribution and Service Plan adopted by the Corporation for Class B and Class C shares, respectively, each Fund may pay IFDI a service fee not to exceed 0.25% and a distribution fee not to exceed 0.75% of the Fund's average annual net assets attributable to that class to compensate IFDI for its services in connection with the distribution of shares of that class and/or provision of personal services to Class B or Class C shareholders and/or maintenance of shareholder accounts of that class.

Distribution and Service Plan for Class Y Shares. Under the Class Y Plan, each Fund may pay IFDI a fee of up to 0.25%, on an annual basis, of the average daily net assets of the Fund's Class Y shares to compensate IFDI for, either directly or through third parties, distributing the Class Y shares of that Fund, providing personal services to Class Y shareholders and/or maintaining Class Y shareholder accounts.

Distribution and Service Plan for Class R Shares. Under the Class R Plan, each Fund may pay IFDI a fee of up to 0.50%, on an annual basis, of the average daily net assets of the Fund's Class R shares to compensate IFDI for, either directly or through third parties, distributing the Class R shares of that Fund, providing personal services to Class R shareholders and/or maintaining Class R shareholder accounts.

Sales Charges. As principal underwriter for the Corporation's shares, IFDI receives sales commissions (which are not an expense of the Corporation) for sales of Class A and Class E shares. A contingent deferred sales charge (CDSC) may be assessed against a shareholder's redemption amount of Class B, Class C or certain Class A and Class E shares and is paid to IFDI. During the fiscal period ended September 30, 2009, IFDI received the following amounts in sales commissions and CDSC:

	Gross Sales Commissions		CDSC
			Class A		Class B	Class C		Class E

Ivy Capital Appreciation Fund	$250		$1		$5	$3		$––
Ivy Core Equity Fund	56		11		6	4		––
Ivy Large Cap Growth Fund	218		1		5	6		––
Ivy Mid Cap Growth Fund	97		1		3	––	*	––
Ivy Small Cap Growth Fund	106		––	*	2	2		––
Ivy Tax-Managed Equity Fund	––	*	––		––	––		––
Ivy Asset Strategy Fund	3,367		37		450	551		––
Ivy Energy Fund	60		––	*	1	1		––
Ivy Science and Technology Fund	242		1		20	14		––
Ivy High Income Fund	678		––	*	34	24		––
Ivy Limited-Term Bond Fund	360		23		28	35		––
Ivy Money Market Fund	––		2		55	20		––
Ivy Municipal Bond Fund	29		––	*	5	1		––
Ivy Municipal High Income Fund	7		––	*	––	––		––
* Not shown due to rounding.

With respect to Class A, Class B, Class C and Class E shares, IFDI pays sales commissions and all expenses in connection with the sale of the Corporation's shares, except for registration fees and related expenses. During the fiscal period ended September 30, 2009, the following amounts were paid by IFDI:

Ivy Capital Appreciation Fund	$273
Ivy Core Equity Fund	69
Ivy Large Cap Growth Fund	290
Ivy Mid Cap Growth Fund	112
Ivy Small Cap Growth Fund	140
Ivy Tax-Managed Equity Fund	––	*
Ivy Asset Strategy Fund	17,119
Ivy Energy Fund	75
Ivy Science and Technology Fund	535
Ivy High Income Fund	1,592
Ivy Limited-Term Bond Fund	948
Ivy Money Market Fund	1
Ivy Municipal Bond Fund	41
Ivy Municipal High Income Fund	26
*Not shown due to rounding.

Expense Reimbursements and/or Waivers. Fund and class expense limitations and related waivers/reimbursements for the fiscal period ended September 30, 2009 are as follows:

Fund Name	Share Class Name	Type of Expense Limit	Commencement Date	End Date	Expense Limit	Amount of Expense Waiver/ Reimbursement		Expense Waiver/ Reimbursement

Ivy Capital Appreciation Fund	Class A	Contractual	8-1-2008	7-31-2010	1.35%	$––		NA
	Class E	Contractual	8-1-2008	7-31-2010	1.15%	$9		12b-1 Fees and/or Shareholder Servicing
	Class Y	Voluntary	NA	NA	Not to exceed Class A	$––		NA

Ivy Core Equity Fund	Class E	Contractual	8-1-2008	7-31-2010	1.35%	$3		12b-1 Fees and/or Shareholder Servicing
	Class Y	Voluntary	NA	NA	Not to exceed Class A	$––		NA

Ivy Large Cap Growth Fund	Class A	Contractual	8-1-2008	7-31-2010	1.15%	$365		12b-1 Fees and/or Shareholder Servicing
	Class E	Contractual	8-1-2008	7-31-2010	1.15%	$4		12b-1 Fees and/or Shareholder Servicing
	Class Y	Contractual	8-1-2008	7-31-2010	1.06%	$50		12b-1 Fees and/or Shareholder Servicing

Ivy Mid Cap Growth Fund	Class A	Voluntary	NA	NA	1.65%	$68		12b-1 Fees and/or Shareholder Servicing
	Class C	Voluntary	NA	NA	2.35%	$8		12b-1 Fees and/or Shareholder Servicing
	Class E	Contractual	8-1-2008	7-31-2010	1.60%	$4		12b-1 Fees and/or Shareholder Servicing
	Class Y	Voluntary	NA	NA	1.25%	$12		12b-1 Fees and/or Shareholder Servicing

Ivy Small Cap Growth Fund	Class E	Contractual	8-1-2008	7-31-2010	1.56%	$5		12b-1 Fees and/or Shareholder Servicing
	Class Y	Voluntary	NA	NA	Not to exceed Class A	$––		NA

Ivy Tax-Managed Equity Fund	All Classes	Contractual	5-18-2009	7-31-2010	NA	$22	(1)	Investment management fee and other common expenses
	Class I	Contractual	5-18-2009	7-31-2010	2.11%	$––	*	Shareholder Servicing

Ivy Asset Strategy Fund	Class E	Contractual	8-1-2008	7-31-2010	1.00%	$54		12b-1 Fees and/or Shareholder Servicing
	Class Y	Contractual	8-1-2008	7-31-2010	1.00%	$859		12b-1 Fees and/or Shareholder Servicing
	Class Y	Voluntary	NA	NA	Not to exceed Class A	$––		NA

Ivy Energy Fund	Class A	Contractual	8-1-2008	7-31-2010	1.60%	$67		12b-1 Fees and/or Shareholder Servicing
	Class B	Contractual	8-1-2008	7-31-2010	2.60%	$3		12b-1 Fees and/or Shareholder Servicing
	Class C	Contractual	8-1-2008	7-31-2010	2.60%	$––		NA
	Class I	Contractual	8-1-2008	7-31-2010	1.60%	$––		NA
	Class Y	Contractual	8-1-2008	7-31-2010	1.60%	$––		NA

*Not shown due to rounding.
(1)Due to Class I contractual expense limit, investment management fee and/or other common expenses were waived for all share classes.
Ivy Science and Technology Fund	Class E	Contractual	8-1-2008	7-31-2010	1.43%	$14		12b-1 Fees and/or Shareholder Servicing
	Class Y	Voluntary	NA	NA	Not to exceed Class A	$––		NA

Ivy High Income Fund	Class E	Contractual	8-1-2008	7-31-2010	1.36%	$4		12b-1 Fees and/or Shareholder Servicing
	Class Y	Voluntary	NA	NA	Not to exceed Class A	$––		NA

Ivy Limited-Term Bond Fund	Class Y	Voluntary	NA	NA	Not to exceed Class A	$––		NA

Ivy Money Market Fund	Class B	Voluntary	NA	NA	To maintain yield at 0.20%	$33		12b-1 Fees and/or Shareholder Servicing
	Class C	Voluntary	NA	NA	To maintain yield at 0.20%	$117		12b-1 Fees and/or Shareholder Servicing
	Class E	Contractual	8-1-2008	7-31-2010	0.88%	$––		NA

Ivy Municipal High Income Fund	All Classes	Contractual	5-18-2009	7-31-2010	NA	$31	(1)	Investment management fee and other common expenses
	Class A	Contractual	5-18-2009	7-31-2010	0.95%	$––	*	12b-1 Fees and/or Shareholder Servicing
	Class B	Contractual	5-18-2009	7-31-2010	1.73%	$––		NA
	Class C	Contractual	5-18-2009	7-31-2010	1.77%	$––		NA
	Class I	Contractual	5-18-2009	7-31-2010	0.70%	$1		12b-1 Fees and/or Shareholder Servicing

*Not shown due to rounding.
(1)Due to Class A and/or Class I contractual expense limits, investment management fee and/or other common expenses were waived for all share classes.

Any amounts due to the funds as a reimbursement but not paid as of September 30, 2009 are shown as a receivable from affiliates on the Statement of Assets and Liabilities.

3. INVESTMENT VALUATIONS

Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. An individual investment's fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - unadjusted quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including each Fund's own assumptions in determining the fair value of investments)

The following tables summarize the valuation of each Fund's investments by the above fair value hierarchy levels as of September 30, 2009:

Fund	Level 1	Level 2	Level 3

Ivy Capital Appreciation Fund
Assets
Investments in Securities
Common Stocks	$472,901	$––	$––
Short-Term Securities	––	24,325	––

Total Investments in Securities	472,901	24,325	––
Liabilities
Written Options	280	––	––

Ivy Core Equity Fund
Assets
Investments in Securities
Common Stocks	$189,507	$––	$––
Short-Term Securities	––	1,974	––

Total Investments in Securities	189,507	1,974	––

Ivy Large Cap Growth Fund
Assets
Investments in Securities
Common Stocks	$815,936	$––	$––
Short-Term Securities	––	7,656	––

Total Investments in Securities	815,936	7,656	––

Ivy Mid Cap Growth Fund
Assets
Investments in Securities
Common Stocks	$158,358	$––	$––
Corporate Debt Securities	––	236	––
Short-Term Securities	––	11,222	––

Total Investments in Securities	158,358	11,458	––

Ivy Small Cap Growth Fund
Assets
Investments in Securities
Common Stocks	$352,366	$––	$––
Short-Term Securities	––	12,199	––

Total Investments in Securities	352,366	12,199	––

Ivy Tax-Managed Equity Fund
Assets
Investments in Securities
Common Stocks	$2,525	$––	$––
Short-Term Securities	––	190	––

Total Investments in Securities	2,525	190	––

Ivy Asset Strategy Fund
Assets
Investments in Securities
Common Stocks	$13,590,244	$40,002	$––
Investment Funds	––	––	4,697
Call Options	––	––	63,418
Corporate Debt Securities	––	82,385	116,142
Senior Loans	––	23,494	––
United States Government Agency Obligations	––	11,735	––
Bullion	2,459,360	––	––
Short-Term Securities	––	1,200,136	––

Total Investments in Securities	16,049,604	1,357,752	184,257
Forward Foreign Currency Contracts	––	49,238	––
Liabilities
Forward Foreign Currency Contracts	––	25,781	––
Written Options	––	––	91,171

Ivy Energy Fund
Assets
Investments in Securities
Common Stocks	$66,616	$––	$––
Short-Term Securities	––	5,163	––

Total Investments in Securities	66,616	5,163	––

Ivy Science and Technology Fund
Assets
Investments in Securities
Common Stocks	$780,104	$––	$––
Preferred Stocks	6,983	––	––
Corporate Debt Securities	––	41,556	––
Short-Term Securities	––	102,956	––

Total Investments in Securities	787,087	144,512	––

Ivy High Income Fund
Assets
Investments in Securities
Common Stocks	$754	$––	$––
Preferred Stocks	––	176	––
Corporate Debt Securities	––	753,869	13,639
Municipal Bonds	––	5,331	––
Senior Loans	––	70,184	38,899
Short-Term Securities	––	85,481	––

Total Investments in Securities	754	915,041	52,538
Forward Foreign Currency Contracts	––	220	––

Ivy Limited-Term Bond Fund
Assets
Investments in Securities
Corporate Debt Securities	$––	$338,262	$––
Municipal Bonds	––	15,301	––
United States Government Agency Obligations	––	131,786	––
United States Government Obligations	––	116,422	––
Short-Term Securities	––	69,258	––

Total Investments in Securities	––	671,029	––

Ivy Money Market Fund
Assets
Investments in Securities
Corporate Obligations	$––	$209,048	$––
Municipal Obligations	––	80,399	––
United States Government Agency Obligations	––	8,787	––

Total Investments in Securities	––	298,234	––

Ivy Municipal Bond Fund
Assets
Investments in Securities
Municipal Bonds	$––	$64,202	$––
Short-Term Securities	––	1,113	––

Total Investments in Securities	––	65,315	––

Ivy Municipal High Income Fund
Assets
Investments in Securities
Municipal Bonds	$––	$11,679	$––
Short-Term Securities	––	959	––

Total Investments in Securities	––	12,638	––

The following tables are a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Fund	Investment Funds	Corporate Debt Securities	Put Options	Call Options	Senior Loans	Written Options

Ivy Mid Cap Growth Fund
Beginning Balance 4-1-09	$––	$––	$––	$270	$––	$(647)
Net realized gain (loss)	––	––	––	783	––	599
Net unrealized appreciation (depreciation)	––	––	––	515	––	(37)
Net purchases (sales)	––	––	––	(1,568)	––	85
Transfers in and/or (out) of Level 3 during the period	––	––	––	––	––	––

Ending Balance 9-30-09	$––	$––	$––	$––	$––	$––

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 9-30-09	$––	$––	$––	$––	$––	$––

Ivy Asset Strategy Fund
Beginning Balance 4-1-09	$2,838	$––	$––	$––	$––	$––
Net realized gain (loss)	––	––	––	––	––	––
Net unrealized appreciation (depreciation)	1,859	4,142	––	(34,601)	––	3,601
Net purchases (sales)	––	112,000	––	98,019	––	(94,772)
Transfers in and/or (out) of Level 3 during the period	––	––	––	––	––	––

Ending Balance 9-30-09	$4,697	$116,142	$––	$63,418	$––	$(91,171)

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 9-30-09	$1,859	$4,142	$––	$(34,601)	$––	$3,601

Ivy Science and Technology Fund
Beginning Balance 4-1-09	$––	$3,900	$2,512	$––	$––	$(5,746)
Net realized gain (loss)	––	1,610	(4,242)	––	––	(5,247)
Net unrealized appreciation (depreciation)	––	––	2,151	––	––	2,467
Net purchases (sales)	––	(5,510)	(421)	––	––	8,526
Transfers in and/or (out) of Level 3 during the period	––	––	––	––	––	––

Ending Balance 9-30-09	$––	$––	$––	$––	$––	$––

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 9-30-09	$––	$––	$––	$––	$––	$––

Ivy High Income Fund
Beginning Balance 4-1-09	$––	$––	$––	$––	$8,334	$––
Net realized gain (loss)	––	––	––	––	273	––
Net unrealized appreciation (depreciation)	––	591	––	––	4,205	––
Net purchases (sales)	––	10,723	––	––	23,712	––
Transfers in and/or (out) of Level 3 during the period	––	2,325	––	––	2,375	––

Ending Balance 9-30-09	$––	$13,639	$––	$––	$38,899	$––

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 9-30-09	$––	$1,131	$––	$––	$5,680	$––

Ivy Limited-Term Bond
Beginning Balance 4-1-09	$––	$3,103	$––	$––	$––	$––
Net realized gain (loss)	––	140	––	––	––	––
Net unrealized appreciation (depreciation)	––	(99)	––	––	––	––
Net purchases (sales)	––	(3,144)	––	––	––	––
Transfers in and/or (out) of Level 3 during the period	––	––	––	––	––	––

Ending Balance 9-30-09	$––	$––	$––	$––	$––	$––

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 9-30-09	$––	$––	$––	$––	$––	$––

Net realized gain (loss) and net unrealized appreciation (depreciation), shown on the reconciliation of Level 3 investments if applicable, are included on the Statement of Operations on separate lines of the Realized and Unrealized Gain (Loss) section for the corresponding security type indicated above. Additionally, the Net change in unrealized appreciation for all Level 3 investments still held as of September 30, 2009, if applicable, is included on the Statement of Operations on the lines of the Net change in unrealized appreciation (depreciation) section for the corresponding security type indicated above.

Securities' values included in the reconciliations above have been primarily determined through the use of a single quote (or multiple quotes) from dealer(s) in the securities using proprietary valuation models. These quotes involve significant unobservable inputs, and thus the related securities are classified as Level 3 investments.

4. INVESTMENT SECURITIES TRANSACTIONS

For the fiscal period ended September 30, 2009, the cost of purchases of and the proceeds from maturities and sales of investment securities, other than U.S. Government and short-term securities, were as follows:

	Purchases	Sales

Ivy Capital Appreciation Fund	$137,096	$107,123
Ivy Core Equity Fund	86,356	83,020
Ivy Large Cap Growth Fund	346,584	202,377
Ivy Mid Cap Growth Fund	39,945	21,407
Ivy Small Cap Growth Fund	138,880	122,428
Ivy Tax-Managed Equity Fund	2,349	137
Ivy Asset Strategy Fund	9,649,648	4,585,726
Ivy Energy Fund	12,537	4,264
Ivy Science and Technology Fund	435,296	270,506
Ivy High Income Fund	655,050	195,130
Ivy Limited-Term Bond Fund	130,501	91,496
Ivy Money Market Fund	––	––
Ivy Municipal Bond Fund	11,222	7,258
Ivy Municipal High Income Fund	9,929	––

Purchases of and proceeds from maturities and sales of U.S. Government securities were:

	Purchases	Sales

Ivy Asset Strategy Fund	$––	$2,036
Ivy Limited-Term Bond Fund	82,462	27,537

5. FEDERAL INCOME TAX MATTERS

For Federal income tax purposes, the Funds' distributed and undistributed earnings and profit for the fiscal year ended March 31, 2009 and the related net capital losses and post-October activity updated with information available through the date of this report were as follows:

	Ivy Capital Appreciation Fund	Ivy Core Equity Fund	Ivy Large Cap Growth Fund	Ivy Mid Cap Growth Fund	Ivy Small Cap Growth Fund	Waddell & Reed Advisors Tax-Managed Equity Fund(1)	Ivy Asset Strategy Fund

Net ordinary income	$––	$––	$1,787	$––	$––	$––	$––
Distributed ordinary income	––	––	711	––	––	––	908,145
Undistributed ordinary income	––	––	1,076	––	––	––	––

Realized long term capital gains	––	––	––	––	––	––	––
Distributed long term capital gains	––	––	––	––	2,713	––	322,481
Undistributed long term capital gains	––	––	––	––	––	––	––

Tax return of capital	54	470	––	––	1	––	5,809

Post-October losses deferred	114,992	20,995	51,516	6,766	39,140	––	1,383,290

	Ivy Energy Fund	Ivy Science and Technology Fund	Ivy High Income Fund	Ivy Limited-Term Bond Fund	Ivy Money Market Fund	Ivy Municipal Bond Fund	Waddell & Reed Advisors Municipal High Income Fund(2)

Net ordinary income	$––	$––	$16,920	$6,420	$2,530	$1,478	$24,363
Distributed ordinary income	––	9,628	15,389	6,357	2,507	1,479	24,603
Undistributed ordinary income	––	––	1,677	111	63	18	271

Realized long term capital gains	––	9,121	––	––	––	––	––
Distributed long term capital gains	––	17,270	––	––	––	––	––
Undistributed long term capital gains	––	––	––	––	––	––	––

Tax return of capital	––	169	––	––	––	––	––

Post-October losses deferred	10,979	19,362	5,184	613	19	18	––
(1)For the fiscal year ended June 30, 2008.
(2)For the fiscal year ended September 30, 2008.

Internal Revenue Code regulations permit each Fund to defer into its next fiscal year net capital losses or net long-term capital losses and currency losses incurred between each November 1 and the end of its fiscal year (post-October losses). Distributions shown above may be reported differently to individual shareholders.

Capital loss carryovers are available to offset future net realized gains incurred in the eight taxable years succeeding the loss year for Federal income tax purposes. The following tables show the totals by year in which the capital loss carryovers will expire if not utilized.

	Ivy Capital Appreciation Fund	Ivy Core Equity Fund	Ivy Large Cap Growth Fund	Ivy Mid Cap Growth Fund	Ivy Small Cap Growth Fund	Ivy Asset Strategy Fund

March 31, 2010	$––	$2,958	$2,741	$8,355	$4,139	$––
March 31, 2011	––	1,479	––	5,584	564	––
March 31, 2012	––	––	––	561	––	––
March 31, 2017	67,670	4,846	37,506	––	34,994	2,298,790

Total carryover	$67,670	$9,283	$40,247	$14,500	$39,697	$2,298,790

	Ivy Energy Fund	Ivy Science and Technology Fund	Ivy High Income Fund	Ivy Limited-Term Bond Fund	Ivy Municipal Bond Fund

March 31, 2010	$––	$414	$327	$––	$231
March 31, 2011	––	414	1,183	46	75
March 31, 2014	––	––	105	117	––
March 31, 2016	––	––	––	––	89
March 31, 2017	2,508	––	7,830	––	101

Total carryover	$2,508	$828	$9,445	$163	$496

Waddell & Reed Advisors Tax-Managed Equity Fund

June 30, 2011	$6,344
June 30, 2012	78

Total carryover	$6,422

Waddell & Reed Advisors Municipal High Income Fund

September 30, 2009	$3,504
September 30, 2010	11,473
September 30, 2011	3,930
September 30, 2012	4,152
September 30, 2013	5,048
September 30, 2015	420

Total carryover	$28,527

Ivy US Blue Chip Fund was merged into Ivy Core Equity Fund as of June 16, 2003 and Advantus Index 500 Fund was merged into Ivy Core Equity Fund as of December 8, 2003. At the time of the mergers, Ivy US Blue Chip Fund and Advantus Index 500 Fund had capital loss carryovers available to offset future gains of the Ivy Core Equity Fund. Ivy US Blue Chip Fund's carryovers are limited to $2,958 for the period ending March 31, 2010 and $1,479 for the period ending March 31, 2011, plus any unused limitations from the prior year.

Advantus Horizon Fund was merged into Ivy Large Cap Growth Fund as of December 8, 2003. At the time of the merger, Advantus Horizon Fund had capital loss carryovers available to offset future gains of the Ivy Large Cap Growth Fund. These carryovers are limited to $2,768 for the period ending March 31, 2010.

Ivy US Emerging Growth Fund was merged into Ivy Mid Cap Growth Fund as of June 16, 2003. At the time of the merger, Ivy Mid Cap Growth Fund had capital loss carryovers available to offset future gains. These carryovers are limited to $3,437 for the period ending March 31, 2010 and $197 for the period ending March 31, 2011.

Advantus Enterprise Fund was merged into Ivy Small Cap Growth Fund as of December 8, 2003. At the time of the merger, Advantus Enterprise Fund had capital loss carryovers available to offset future gains of the Ivy Small Cap Growth Fund. These carryovers are limited to $4,139 for the period ending March 31, 2010 and $564 for the period ending March 31, 2011 plus any unused limitations from the prior year.

Ivy Global Science & Technology Fund was merged into Ivy Science and Technology Fund as of June 16, 2003. At the time of the merger, Ivy Global Science & Technology Fund had capital loss carryovers available to offset future gains of the Ivy Science and Technology Fund. These carryovers are limited to $414 for each period ending from March 31, 2010 through 2011 plus any unused limitations from the prior year.

6. MULTICLASS OPERATIONS

Transactions in capital stock are summarized below.

	Six months ended 9-30-09		Fiscal year ended 3-31-09
Ivy Capital Appreciation Fund	Shares	Value	Shares	Value

Shares issued from sale of shares:
Class A	8,440	$59,801	21,980	$166,248
Class B	202	1,298	327	2,378
Class C	736	4,823	3,880	27,489
Class E	25	177	37	294
Class I	3,283	22,627	26,718	238,725
Class Y	157	1,075	1,488	13,177
Shares issued in reinvestment of dividends and/or capital gains distribution:
Class A	––	––	5	27
Class B	––	––	––	––
Class C	––	––	1	4
Class E	––	––	–– *	–– *
Class I	––	––	2	11
Class Y	––	––	–– *	2
Shares redeemed:
Class A	(6,443)	(45,999)	(28,995)	(212,400)
Class B	(282)	(1,860)	(676)	(4,917)
Class C	(1,541)	(10,000)	(5,293)	(34,885)
Class E	(11)	(79)	(37)	(286)
Class I	(2,140)	(15,220)	(9,282)	(57,942)
Class Y	(2,024)	(13,542)	(4,713)	(34,130)

Net increase	402	$3,101	5,442	$103,795

	Six months ended 9-30-09		Fiscal year ended 3-31-09
Ivy Core Equity Fund	Shares	Value	Shares	Value

Shares issued from sale of shares:
Class A	1,319	$9,338	4,773	$34,466
Class B	44	282	361	2,328
Class C	361	2,376	2,496	16,902
Class E	9	58	37	294
Class I	201	1,530	49	361
Class Y	209	1,501	413	2,976
Shares issued in reinvestment of dividends and/or capital gains distribution:
Class A	––	––	28	185
Class B	––	––	2	12
Class C	––	––	40	243
Class E	––	––	–– *	1
Class I	––	––	–– *	1
Class Y	––	––	1	6
Shares redeemed:
Class A	(1,522)	(11,001)	(3,534)	(25,567)
Class B	(166)	(1,087)	(586)	(4,102)
Class C	(1,297)	(8,583)	(4,579)	(32,291)
Class E	(4)	(28)	(6)	(48)
Class I	(34)	(255)	(11)	(77)
Class Y	(179)	(1,298)	(71)	(496)

Net decrease	(1,059)	$(7,167)	(587)	$(4,806)

*Not shown due to rounding.

	Six months ended 9-30-09		Fiscal year ended 3-31-09
Ivy Large Cap Growth Fund	Shares	Value	Shares	Value

Shares issued from sale of shares:
Class A	8,403	$82,834	33,020	$350,157
Class B	170	1,510	396	3,857
Class C	1,105	10,093	3,530	34,350
Class E	15	147	33	380
Class I	13,324	127,434	17,375	180,003
Class R	289	2,844	538	5,792
Class Y	2,812	28,382	5,298	55,743
Shares issued in reinvestment of dividends and/or capital gains distribution:
Class A	––	––	27	234
Class B	––	––	––	––
Class C	––	––	––	––
Class E	––	––	–– *	–– *
Class I	––	––	13	114
Class R	––	––	––	––
Class Y	––	––	11	95
Shares redeemed:
Class A	(6,618)	(66,275)	(15,759)	(158,804)
Class B	(214)	(1,895)	(533)	(5,354)
Class C	(745)	(6,810)	(2,173)	(19,613)
Class E	(2)	(20)	(6)	(63)
Class I	(3,489)	(35,396)	(6,068)	(54,017)
Class R	(109)	(1,060)	(111)	(1,121)
Class Y	(3,102)	(30,226)	(4,543)	(52,643)

Net increase	11,839	$111,562	31,048	$339,110

	Six months ended 9-30-09		Fiscal year ended 3-31-09
Ivy Mid Cap Growth Fund	Shares	Value	Shares	Value

Shares issued from sale of shares:
Class A	2,299	$24,820	4,023	$42,975
Class B	54	537	190	2,080
Class C	337	3,601	278	2,838
Class E	19	206	23	234
Class I	139	1,629	21	207
Class R	30	339	4	36
Class Y	1,316	14,489	366	4,010
Shares issued in reinvestment of dividends and/or capital gains distribution:
Class A	––	––	––	––
Class B	––	––	––	––
Class C	––	––	––	––
Class E	––	––	––	––
Class I	––	––	––	––
Class R	––	––	––	––
Class Y	––	––	––	––
Shares redeemed:
Class A	(1,040)	(11,145)	(3,729)	(35,764)
Class B	(86)	(824)	(407)	(3,704)
Class C	(96)	(967)	(377)	(3,508)
Class E	(1)	(15)	(9)	(77)
Class I	(9)	(107)	(20)	(210)
Class R	(4)	(41)	(1)	(9)
Class Y	(549)	(5,834)	(326)	(3,582)

Net increase	2,409	$26,688	36	$5,526

*Not shown due to rounding.

	Six months ended 9-30-09		Fiscal year ended 3-31-09
Ivy Small Cap Growth Fund	Shares	Value	Shares	Value

Shares issued from sale of shares:
Class A	2,814	$24,327	2,913	$25,107
Class B	187	1,470	113	900
Class C	725	5,740	963	7,995
Class E	17	151	22	185
Class I	139	1,425	434	3,365
Class R	180	1,618	43	323
Class Y	1,134	10,795	1,916	18,354
Shares issued in reinvestment of dividends and/or capital gains distribution:
Class A	––	––	99	671
Class B	––	––	11	70
Class C	––	––	186	1,170
Class E	––	––	1	5
Class I	––	––	1	10
Class R	––	––	–– *	2
Class Y	––	––	92	702
Shares redeemed:
Class A	(1,122)	(9,623)	(3,166)	(26,403)
Class B	(117)	(881)	(490)	(3,890)
Class C	(1,084)	(8,557)	(4,962)	(40,138)
Class E	(4)	(36)	(6)	(47)
Class I	(148)	(1,603)	(39)	(396)
Class R	(13)	(108)	(14)	(108)
Class Y	(1,036)	(9,825)	(3,910)	(35,430)

Net increase (decrease)	1,672	$14,893	(5,793)	$(47,553)

	Fiscal period ended 9-30-09(1)			Fiscal period ended 5-17-09(2)		Fiscal year ended 6-30-08(2)
Ivy Tax-Managed Equity Fund	Shares		Value	Shares	Value	Shares	Value

Shares issued from sale of shares:
Class A	104		$952	5,424	$46,794	3,453	$41,829
Class B	58		509	76	589	17	194
Class C	59		515	165	1,321	100	1,136
Class I	35		309	N/A	N/A	N/A	N/A
Class Y	46		400	26	222	––	––
Shares issued in reinvestment of dividends and/or capital gains distribution:
Class A	––		––	––	––	––	––
Class B	––		––	––	––	––	––
Class C	––		––	––	––	––	––
Class I	––		––	N/A	N/A	N/A	N/A
Class Y	––		––	––	––	––	––
Shares redeemed:
Class A	––	*	–– *	(2,865)	(24,513)	(1,156)	(13,809)
Class B	––		––	(125)	(1,074)	(117)	(1,335)
Class C	––		––	(155)	(1,254)	(46)	(515)
Class I	––	*	(1)	N/A	N/A	N/A	N/A
Class Y	(46)		(437)	(3)	(25)	––	––

Net increase	256		$2,247	2,543	$22,060	2,251	$27,500

*Not shown due to rounding.
(1) The information shown is for the fiscal period ended for Ivy Tax-Managed Equity Fund subsequent to the reorganization.
(2) The information shown is for the fiscal year or period ended for Waddell & Reed Advisors Tax-Managed Equity Fund prior to the reorganization.

	Six months ended 9-30-09		Fiscal year ended 3-31-09
Ivy Asset Strategy Fund	Shares	Value	Shares	Value

Shares issued from sale of shares:
Class A	109,275	$2,163,738	176,092	$4,143,941
Class B	4,915	94,749	7,962	184,815
Class C	71,477	1,381,943	122,742	2,854,646
Class E	264	5,230	452	10,521
Class I	109,452	2,157,384	24,965	567,107
Class R	371	7,451	66	1,264
Class Y	26,596	513,972	61,658	1,390,526
Shares issued in reinvestment of dividends and/or capital gains distribution:
Class A	––	––	26,187	460,416
Class B	––	––	1,605	27,504
Class C	––	––	20,961	360,530
Class E	––	––	95	1,676
Class I	––	––	1,069	18,913
Class R	––	––	2	34
Class Y	––	––	2,701	47,567
Shares redeemed:
Class A	(37,010)	(732,569)	(144,896)	(3,093,057)
Class B	(1,208)	(23,171)	(3,882)	(80,819)
Class C	(21,684)	(420,120)	(72,017)	(1,465,065)
Class E	(32)	(626)	(63)	(1,292)
Class I	(9,214)	(186,941)	(10,776)	(225,581)
Class R	(35)	(692)	(2)	(39)
Class Y	(63,420)	(1,216,333)	(44,818)	(966,731)

Net increase	189,747	$3,744,015	170,103	$4,236,876

	Six months ended 9-30-09		Fiscal year ended 3-31-09
Ivy Energy Fund	Shares	Value	Shares	Value

Shares issued from sale of shares:
Class A	1,484	$14,028	5,227	$49,982
Class B	42	381	182	1,799
Class C	299	2,705	1,794	15,046
Class E	––	––	––	––
Class I	10	98	16	119
Class Y	401	3,902	606	5,432
Shares issued in reinvestment of dividends and/or capital gains distribution:
Class A	––	––	––	––
Class B	––	––	––	––
Class C	––	––	––	––
Class E	––	––	––	––
Class I	––	––	––	––
Class Y	––	––	––	––
Shares redeemed:
Class A	(697)	(6,377)	(3,002)	(26,756)
Class B	(26)	(228)	(54)	(521)
Class C	(304)	(2,621)	(803)	(6,603)
Class E	––	––	––	––
Class I	––	––	(13)	(105)
Class Y	(97)	(884)	(766)	(7,742)

Net increase	1,112	$11,004	3,187	$30,651

	Six months ended 9-30-09		Fiscal year ended 3-31-09
Ivy Science and Technology Fund	Shares	Value	Shares	Value

Shares issued from sale of shares:
Class A	4,555	$111,210	7,530	$182,243
Class B	227	5,041	295	6,530
Class C	1,415	32,315	1,788	42,794
Class E	23	547	40	990
Class I	1,777	44,955	1,096	26,130
Class R	233	5,723	239	5,732
Class Y	3,761	93,983	5,888	144,239
Shares issued in reinvestment of dividends and/or capital gains distribution:
Class A	––	––	551	10,618
Class B	––	––	40	709
Class C	––	––	250	4,507
Class E	––	––	4	79
Class I	––	––	37	758
Class R	––	––	12	237
Class Y	––	––	362	7,242
Shares redeemed:
Class A	(2,090)	(50,920)	(5,246)	(121,063)
Class B	(110)	(2,404)	(334)	(7,385)
Class C	(489)	(11,043)	(1,673)	(36,349)
Class E	(4)	(92)	(7)	(157)
Class I	(264)	(6,905)	(587)	(12,581)
Class R	(59)	(1,487)	(50)	(1,107)
Class Y	(2,036)	(50,515)	(2,807)	(68,737)

Net increase	6,939	$170,408	7,428	$185,429

	Six months ended 9-30-09		Fiscal year ended 3-31-09
Ivy High Income Fund	Shares	Value	Shares	Value

Shares issued from sale of shares:
Class A	40,361	$299,173	27,106	$184,200
Class B	1,525	11,344	973	6,691
Class C	15,950	118,576	7,295	47,620
Class E	67	509	84	596
Class I	17,625	130,781	1,364	8,583
Class Y	10,065	73,756	6,596	44,011
Shares issued in reinvestment of dividends and/or capital gains distribution:
Class A	2,001	15,199	1,679	11,714
Class B	56	427	64	449
Class C	441	3,366	191	1,308
Class E	8	59	9	64
Class I	145	1,118	24	157
Class Y	299	2,273	70	482
Shares redeemed:
Class A	(9,799)	(74,204)	(9,462)	(65,281)
Class B	(282)	(2,145)	(305)	(2,122)
Class C	(1,814)	(13,929)	(1,147)	(8,004)
Class E	(6)	(46)	(14)	(96)
Class I	(1,654)	(12,920)	(56)	(376)
Class Y	(6,637)	(49,830)	(1,480)	(10,039)

Net increase	68,351	$503,507	32,991	$219,957

	Six months ended 9-30-09		Fiscal year ended 3-31-09
Ivy Limited-Term Bond Fund	Shares	Value	Shares	Value

Shares issued from sale of shares:
Class A	19,975	$217,968	28,524	$300,373
Class B	413	4,498	1,748	18,398
Class C	6,600	71,943	17,745	186,573
Class E	2	18	––	––
Class I	2,832	30,808	680	7,262
Class Y	4,238	46,173	4,131	43,851
Shares issued in reinvestment of dividends and/or capital gains distribution:
Class A	422	4,605	380	4,007
Class B	15	165	17	179
Class C	109	1,187	81	854
Class E	–– *	2	–– *	4
Class I	13	140	4	42
Class Y	42	460	13	139
Shares redeemed:
Class A	(9,354)	(101,814)	(8,926)	(94,441)
Class B	(479)	(5,212)	(481)	(5,058)
Class C	(5,088)	(55,369)	(4,635)	(49,145)
Class E	––	––	––	––
Class I	(811)	(8,877)	(126)	(1,344)
Class Y	(3,383)	(36,801)	(824)	(8,807)

Net increase	15,546	$169,894	38,331	$402,887

	Six months ended 9-30-09		Fiscal year ended 3-31-09
Ivy Money Market Fund	Shares	Value	Shares	Value

Shares issued from sale of shares:
Class A	162,123	$162,123	298,460	$298,460
Class B	1,737	1,737	30,303	30,303
Class C	15,026	15,026	164,506	164,506
Class E	669	669	5,043	5,043
Shares issued in reinvestment of dividends and/or capital gains distribution:
Class A	883	883	1,952	1,952
Class B	15	15	73	73
Class C	71	71	313	313
Class E	17	17	38	38
Shares redeemed:
Class A	(145,341)	(145,341)	(173,247)	(173,247)
Class B	(9,564)	(9,564)	(17,599)	(17,599)
Class C	(58,109)	(58,109)	(91,803)	(91,803)
Class E	(1,613)	(1,613)	(1,066)	(1,066)

Net increase (decrease)	(34,086)	$(34,086)	216,973	$216,973

*Not shown due to rounding.

	Six months ended 9-30-09		Fiscal year ended 3-31-09
Ivy Municipal Bond Fund	Shares	Value	Shares	Value

Shares issued from sale of shares:
Class A	972	$10,449	2,491	$25,920
Class B	14	155	127	1,306
Class C	281	3,025	1,445	14,782
Class Y	––	––	––	––
Shares issued in reinvestment of dividends and/or capital gains distribution:
Class A	64	689	86	898
Class B	1	9	1	12
Class C	23	248	33	342
Class Y	––	––	–– *	–– *
Shares redeemed:
Class A	(549)	(5,896)	(1,178)	(12,148)
Class B	(24)	(251)	(49)	(492)
Class C	(341)	(3,688)	(575)	(5,883)
Class Y	––	––	(2)	(25)

Net increase	441	$4,740	2,379	$24,712

	Fiscal period ended 9-30-09(1)		Fiscal period ended 5-17-09(2)		Fiscal year ended 9-30-08(2)
Ivy Municipal High Income Fund	Shares	Value	Shares	Value	Shares	Value

Shares issued from sale of shares:
Class A	1,202	$5,284	15,508	$62,829	14,880	$71,605
Class B	343	1,477	134	541	48	232
Class C	771	3,364	877	3,566	894	4,280
Class I	139	603	N/A	N/A	N/A	N/A
Class Y	239	1,030	1,104	4,625	–– *	–– *
Shares issued in reinvestment of dividends and/or capital gains distribution:
Class A	10	44	2,865	11,518	4,078	19,485
Class B	4	20	25	102	38	183
Class C	7	30	73	295	104	496
Class I	6	26	N/A	N/A	N/A	N/A
Class Y	1	6	–– *	1	1	7
Shares redeemed:
Class A	(8)	(35)	(15,124)	(61,157)	(18,827)	(90,274)
Class B	––	––	(420)	(1,726)	(284)	(1,362)
Class C	(23)	(100)	(837)	(3,368)	(853)	(4,100)
Class I	(861)	(3,649)	N/A	N/A	N/A	N/A
Class Y	(240)	(1,036)	(5)	(18)	(25)	(117)

Net increase	1,590	$7,064	4,200	$17,208	54	$435

*Not shown due to rounding.
(1)The information shown is for the fiscal period ended for Ivy Municipal High Income Fund subsequent to the reorganization.
(2)The information shown is for the fiscal year or period ended for Waddell & Reed Advisors Municipal High Income Fund prior to the reorganization.

7. DERIVATIVE INSTRUMENTS

In March 2008, the Financial Accounting Standards Board (FASB) amended and expanded disclosures about derivative instruments and hedging activities, which were adopted by each Fund during the fiscal period ended September 30, 2009; it requires qualitative disclosures about the objectives and strategies of derivative instruments, quantitative disclosures about the fair value amounts of and gains and losses on derivative instruments, and disclosures of credit-risk-related contingent features in hedging activities.

Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts (forward contracts) for the purchase or sale of a foreign currency at a negotiated rate at a future date. Forward contracts are reported on a schedule following the Schedule of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the NYSE as provided by a bank, dealer or independent pricing service. The resulting unrealized appreciation and depreciation is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.

Risks to a Fund include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, a Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

Futures Contracts. Certain Funds may engage in buying and selling futures contracts. Upon entering into a futures contract, the Fund is required to deposit, in a segregated account, an amount equal to a varying specified percentage of the contract amount. This amount is known as the initial margin. Subsequent payments (variation margins) are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying debt security or index.

Futures contracts are reported on a schedule following the Schedule of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are identified in the Schedule of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities. The net change in unrealized appreciation (depreciation) is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.

Risks of entering into futures contracts include the possibility of loss of securities or cash held as collateral, that there may be an illiquid market where the Fund is unable to close the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

Swap Agreements. Certain Funds may invest in swap agreements, which are agreements to exchange the return generated by one instrument for the return generated by another instrument.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. A Fund may enter into credit default swaps in which either it or its counterparty act as the guarantor.

Total return swaps involve a commitment to pay periodic interest payments in exchange for a market-linked return based on a security or a basket of securities representing a variety of securities or a particular index. To the extent the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

Variance swaps involve a contract in which two parties agree to exchange cash flows based on the measured variance of a specified underlying security or index during a certain time period. On the trade date, the two parties agree on the strike price of the contract (the reference level against which cash flows are exchanged), as well as the number of units in the transaction and the length of the contract. Like an option contract, the value of a variance swap is influenced by both realized and implied volatility, as well as the passage of time. A Fund may enter into variance swaps to manage volatility risk.

The creditworthiness of firms with which a Fund enters into a swap agreement is monitored by IICO. If a firm's creditworthiness declines, the value of the agreement would likely decline, potentially resulting in losses. If a default occurs by the counterparty to such a transaction, the Fund will have contractual remedies pursuant to the agreement related to the transaction.

Option Contracts. Options purchased by a Fund are accounted for in the same manner as marketable portfolio securities. The cost of portfolio securities acquired through the exercise of call options is increased by the premium paid to purchase the call. The proceeds from securities sold through the exercise of put options are decreased by the premium paid to purchase the put.

When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. The current market value of an option is the last sales price on the principal exchange on which the option is traded or, in the absence of transactions, the mean between the bid and asked prices or at a value supplied by a broker-dealer. When an option expires on its stipulated expiration date or a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the call option was sold) and the liability related to such option is extinguished. When a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether a Fund has realized a gain or loss. For each Fund, when a written put is exercised, the cost basis of the securities purchased by a Fund is reduced by the amount of the premium received.

Investments in options, whether purchased or written, involve certain risks. Writing put options and purchasing call options may increase a Fund's exposure to the underlying security (or basket of securities). With written options, there may be times when a Fund will be required to purchase or sell securities to meet its obligation under the option contract where the required action is not beneficial to the Fund, due to unfavorable movement of the market price of the underlying security (or basket of securities). Additionally, to the extent a Fund enters into over-the-counter (OTC) option transactions with counterparties, the Fund will be exposed to the risk that counterparties to these OTC transactions will be unable to meet their obligations under the terms of the transaction.

Objectives and Strategies

Ivy Capital Appreciation Fund. The Fund's objective in using derivatives during the period was to enhance the performance of the Fund by adding premium income from written options. To achieve this objective, the Fund had written primarily deep out of the money calls and puts on individual domestic equity securities.

Fair values of derivative instruments as of September 30, 2009:

	Asset Derivatives		Liability Derivatives
Type of Derivative	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value

Equity	N/A	N/A	Written options at market value	$280

The effect of derivative instruments on the Statement of Operations for the fiscal period ended September 30, 2009:

Type of Derivative	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Equity	Net realized gain (loss) on investments in unaffiliated securities and written options/Net change in unrealized appreciation (depreciation) on written options	$2,843	$214

During the fiscal period ended September 30, 2009, the Fund's average number of written option contracts outstanding was 6.

Ivy Mid Cap Growth Fund. The Fund's objectives to using derivatives during the period was to both gain exposure to certain sectors and to hedge certain event risks on positions held by the Fund. To achieve these objectives, the Fund had primarily utilized options, both written and purchased, on either an index or on individual or baskets of equity securities.

There were no open derivative instruments as of September 30, 2009.

The effect of derivative instruments on the Statement of Operations for the fiscal period ended September 30, 2009:

Type of Derivative	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Equity	Net realized gain (loss) on investments in unaffiliated securities and written options/Net change in unrealized appreciation (depreciation) on investments in unaffiliated securities and written options	$1,543	$478

During the fiscal period ended September 30, 2009, the Fund's average number of purchased option contracts and written option contracts outstanding was 2 and 2, respectively.

Ivy Asset Strategy Fund. The Fund's objectives in using derivatives during the period included hedging market risk on equity securities, increasing exposure to various equity markets, managing exposure to various foreign currencies, managing exposure to precious metals, and hedging certain event risks on positions held by the Fund. To achieve the objective of hedging market risk and increasing exposure to equity markets, the Fund utilized futures and option contracts, both short and long, on foreign and domestic equity indices. To manage foreign currency exposure, the Fund utilized forward contracts to either increase or decrease exposure to a given currency. To manage exposure to precious metals, the Fund utilized gold futures contracts. To manage event risks, the Fund utilized options, both written and purchased, on individual equity securities owned by the Fund.

Fair values of derivative instruments as of September 30, 2009:

Type of Derivative	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value

Equity	Investments in unaffiliated securities	$63,418	Written options at market value	$91,171
Foreign currency	Unrealized appreciation on forward foreign currency contracts	49,238	Unrealized depreciation on forward foreign currency contracts	25,781
Commodities	N/A	0	N/A	0

Total		$112,656		$116,952

The effect of derivative instruments on the Statement of Operations for the fiscal period ended September 30, 2009:

Type of Derivative	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Equity	Net realized gain (loss) on investments in unaffiliated securities, written options and futures contracts/Net change in unrealized appreciation (depreciation) on investments in unaffiliated securities, written options and futures contracts	$(824,825)	$(48,020)
Foreign currency	Net realized gain (loss) on forward foreign currency contracts/Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	(30,389)	(23,826)
Commodities	Net realized gain (loss) on futures contracts/Net change in unrealized appreciation (depreciation) on futures contracts	0	(21,524)

Total		$(855,214)	$(93,370)

During the fiscal period ended September 30, 2009, the Fund's average market value outstanding for forward contracts and futures contracts were as follows: short forward contracts - $1,332,530, long forward contracts - $1,338,630, short futures contracts - $345,300, long futures contracts - $422,021. Additionally, the Fund's average number of purchased option contracts and written option contracts outstanding was 133,089 and 399,177, respectively.

Ivy Science and Technology Fund. The Fund's objective in using derivatives during the period was to hedge market risk on securities in its portfolio. To achieve this objective, the Fund utilized options, both written and purchased, on individual equity securities owned by the Fund.

There were no open derivative instruments as of September 30, 2009.

The effect of derivative instruments on the Statement of Operations for the fiscal period ended September 30, 2009:

Type of Derivative	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Equity	Net realized gain (loss) on investments in unaffiliated securities and written options/Net change in unrealized appreciation (depreciation) on investments in unaffiliated securities and written options	$(9,490)	$4,619

During the fiscal period ended September 30, 2009, the Fund's average number of purchased option contracts and written option contracts outstanding was 2 and 2, respectively.

Ivy High Income Fund. The Fund's objective in using derivatives during the period was to hedge the exposure to foreign currencies of securities held in the fund. To achieve this objective, the Fund utilized forward contracts.

There were no open derivative instruments as of September 30, 2009.

The effect of derivative instruments on the Statement of Operations for the fiscal period ended September 30, 2009:

Type of Derivative	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Foreign currency	Net realized gain (loss) on forward foreign currency contracts/Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	$6	$(193)

During the fiscal period ended September 30, 2009, the Fund's average market value outstanding for short forward contracts and long forward contracts was $1,810 and $2,055, respectively.

8. COMMITMENTS

In connection with Ivy Asset Strategy Fund's investment in Vietnam Azalea Fund Limited (VAF), the Fund is contractually committed to provide additional capital of up to $3,732 if and when VAF requests such contributions or draw downs. The total commitment is limited to $11,000. At September 30, 2009, Ivy Asset Strategy Fund had made a total contribution of $7,268. No public market currently exists for the shares of VAF nor are shares currently redeemable by VAF. VAF intends to become listed within one year after the final commitment has been drawn down.

Ivy High Income Fund is contractually committed to purchase (at par) $4,100 of 11.25% 5 1/2 year maturity notes to be issued by an unaffiliated third party. The date this commitment will be funded is currently unknown.

9. AFFILIATED COMPANY TRANSACTIONS

A summary of the transactions in affiliated companies during the fiscal period ended September 30, 2009 follows:

	3-31-09 Share Balance	Purchases at Cost	Sales at Cost	Realized Gain/ (Loss)	Distributions Received	9-30-09 Share Balance	9-30-09 Market Value

Ivy Asset Strategy Fund
PMC-Sierra, Inc.(1)	7,941	$ 83,541	$ ––	$ ––	$ ––	19,167	$183,232
Vietnam Azalea Fund Limited(1)	1,100	––	––	––	––	1,100	4,697
Wynn Resorts, Limited(1)	––	300,605	––	––	––	7,067	500,986

					$ ––		$688,915

(1)No dividends were paid during the preceding 12 months.

10. SENIOR LOANS

A Fund invests in senior secured corporate loans (senior loans) either as an original lender or as a purchaser of a loan assignment or a participation interest in a loan. Senior loans are generally made to U.S. and foreign borrowers that are corporations, partnerships, or other business entities. Senior loans are generally readily marketable, but some loans may be illiquid or may be subject to some restrictions on resale.

Certain senior loans contain provisions that obligate a Fund to fund future commitments at the borrower's discretion. At September 30, 2009, there were no such unfunded commitments.

11. WRITTEN OPTION ACTIVITY

For Ivy Capital Appreciation Fund, transactions in written call options were as follows:

	Number of Contracts	Premium Received

Outstanding at March 31, 2009	8	$1,438
Options written	15	1,682
Options terminated in closing purchase transactions	(10)	(1,503)
Options exercised	(4)	(698)
Options expired	(6)	(734)

Outstanding at September 30, 2009	3	$185

For Ivy Capital Appreciation Fund, transactions in written put options were as follows:

	Number of Contracts	Premium Received

Outstanding at March 31, 2009	6	$833
Options written	18	1,512
Options terminated in closing purchase transactions	(7)	(690)
Options exercised	––	––
Options expired	(11)	(1,360)

Outstanding at September 30, 2009	6	$295

For Ivy Mid Cap Growth Fund, transactions in written call options were as follows:

	Number of Contracts		Premium Received

Outstanding at March 31, 2009	––		$––
Options written	1		17
Options terminated in closing purchase transactions	––	*	(10)
Options exercised	––	*	(7)
Options expired	––		––

Outstanding at September 30, 2009	––		$––

For Ivy Mid Cap Growth Fund, transactions in written put options were as follows:

	Number of Contracts	Premium Received

Outstanding at March 31, 2009	5	$684
Options written	3	341
Options terminated in closing purchase transactions	(7)	(996)
Options exercised	––	––
Options expired	(1)	(29)

Outstanding at September 30, 2009	––	$––

For Ivy Asset Strategy Fund, transactions in written call options were as follows:

	Number of Contracts	Premium Received

Outstanding at March 31, 2009	––	$––
Options written	2,794,218	38,599
Options terminated in closing purchase transactions	(931,400)	(957)
Options exercised	––	––
Options expired	(1,862,800)	(3,126)

Outstanding at September 30, 2009	18	$34,516

For Ivy Asset Strategy Fund, transactions in written put options were as follows:

	Number of Contracts	Premium Received

Outstanding at March 31, 2009	––	$––
Options written	18	60,258
Options terminated in closing purchase transactions	––	––
Options exercised	––	––
Options expired	––	––

Outstanding at September 30, 2009	18	$60,258

*Not shown due to rounding.

For Ivy Science and Technology Fund, transactions in written call options were as follows:

	Number of Contracts	Premium Received

Outstanding at March 31, 2009	8	$3,279
Options written	––	––
Options terminated in closing purchase transactions	(4)	(2,029)
Options exercised	(4)	(1,250)
Options expired	––	––

Outstanding at September 30, 2009	––	$––

12. REORGANIZATIONS

On May 18, 2009, the Class Y shares of Waddell & Reed Advisors Municipal High Income Fund and Waddell & Reed Advisors Tax-Managed Equity Fund (Predecessor Funds) were reorganized as the Class I shares of Ivy Municipal High Income Fund and Ivy Tax-Managed Equity Fund, respectively. Each is the financial reporting and performance survivor of its respective class prior to reorganization.

Prior to the reorganization, the Predecessor Funds paid a fee for investment management services. This fee was computed and paid daily based on the net asset value at the close of business at the following rates:

Fund	Net Asset Breakpoints	Annual Rate

Waddell & Reed Advisors Tax-Managed Equity Fund	Up to $1 Billion	0.650%
	Over $1 Billion up to $2 Billion	0.600%
	Over $2 Billion up to $3 Billion	0.550%
	Over $3 Billion	0.500%

Waddell & Reed Advisors Municipal High Income Fund	Up to $500 Million	0.485%
	Over $500 Million up to $1 Billion	0.500%
	Over $1 Billion up to $1.5 Billion	0.450%
	Over $1.5 Billion	0.400%

During the fiscal period ended May 17, 2009, Waddell & Reed Advisors Tax-Managed Equity Fund waived $4 of distribution and service fees and Waddell & Reed Advisors Municipal High Income Fund waived $4 of distribution and service fees and $104 of investment management fees.

For the fiscal period ended May 17, 2009, the cost of purchases and the proceeds from maturities and sales of investment securities, other than U.S. Government and short-term securities, were as follows:

	Purchases	Sales

Waddell & Reed Advisors Tax-Managed Equity Fund	$55,778	$34,318
Waddell & Reed Advisors Municipal High Income Fund	112,689	107,716

13. PENDING REORGANIZATIONS

It is anticipated that, during the fourth quarter of 2009 or the first quarter of 2010, each series of Ivy Funds, Inc. will be reorganized into a corresponding new series of Ivy Funds, a Delaware statutory trust (New Ivy Funds Trust). These Ivy Funds, Inc. reorganizations were approved by the shareholders of each series of Ivy Funds, Inc. (other than the Ivy Asset Strategy Fund) at joint shareholder meetings held on January 15, 2009 and June 2, 2009, including any adjournments thereof. Shareholders of the Ivy Asset Strategy Fund currently are continuing to be solicited to consider approval of the reorganization of that Fund into a corresponding series of New Ivy Funds Trust. There are certain similarities and differences between Ivy Funds, Inc. and New Ivy Funds Trust that are summarized in the Notice of Special Meeting of Shareholders and Joint Proxy Statement, each dated November 19, 2008.

RENEWAL OF INVESTMENT MANAGEMENT AGREEMENT
 Ivy Funds, Inc.

At a meeting of the Board of Directors of Ivy Funds, Inc. (the "Corporation") held on August 25 and 26, 2009, the Directors, including all of the Directors who are not "interested persons" as defined in Section 2(a)(19) of the 1940 Act, unanimously approved the continuance of the existing Investment Management Agreement between Ivy Investment Management Company ("IICO") and the Corporation (with respect to Ivy Asset Strategy Fund, Ivy Capital Appreciation Fund, Ivy Core Equity Fund, Ivy Energy Fund, Ivy High Income Fund, Ivy Large Cap Growth Fund, Ivy Limited-Term Bond Fund, Ivy Mid Cap Growth Fund, Ivy Money Market Fund, Ivy Municipal Bond Fund, Ivy Municipal High Income Fund, Ivy Science and Technology Fund, Ivy Small Cap Growth Fund and Ivy Tax-Managed Equity Fund).

The Board's Independent Directors were assisted in their review by independent legal counsel, and met with such counsel separately from representatives of IICO. Independent legal counsel provided the Board with a memorandum that discussed the various factors that the Board should consider as part of its review of the advisory agreement, including, among other things, the nature and the quality of the services provided by IICO, profitability (including any fall-out benefits) from the relationships with the Funds, economies of scale, the role played by the Independent Directors, and information on comparative fees and expenses. The Board also considered the written responses and supplementary materials produced by IICO in response to a 15(c) due diligence request list submitted by the Independent Directors' counsel prior to the meeting. Included in those responses, which had been provided to the Board prior to the meeting, was a Fund-by-Fund profitability analysis prepared by IICO, as well as an explanation of the methodology by which the profitability analysis was calculated. The Board also received extensive materials on performance, expenses and comparable fund information from Lipper, Inc., an independent mutual fund rating service. Finally, the Independent Directors received and reviewed a considerable amount of information that their independent fee consultant had provided to them. The Independent Directors previously had reviewed these materials during a telephonic meeting earlier in August. They further reviewed these materials extensively among themselves, with their independent legal counsel and independent fee consultant, and with the other Board members at the August 25th and 26th Board meeting, after which the Board considered various factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Board's determination to approve the agreements are discussed separately below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided to the Funds by IICO, taking into account the large amount of materials produced by IICO in response to the 15(c) due diligence request list submitted on their behalf by counsel. They also considered the knowledge they had received from the regular meetings of the Board, including from the materials provided in connection with those meetings, such as the resources and key personnel of IICO, as well as the other services provided to the Funds by IICO (such as, managing the quality of execution of portfolio transactions and the selection of broker-dealers for those transactions, monitoring adherence to each Fund's investment restrictions, producing reports, providing support services for the Board and Board committees, communicating with shareholders and overseeing the activities of other service providers, including monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations). The Board also noted the positive press that the Ivy Funds family and certain portfolio managers continue to receive during the year in the financial media, and also noted the improved shareholder servicing provided by IICO's affiliate, Waddell & Reed Services Company, as reported by an independent evaluator. The Board concluded that the nature and extent of the services provided by IICO were appropriate, that the quality of those services had been consistent with quality norms in the industry and that the Funds were likely to benefit from the continued provision of those services.

Benefits from the Relationship with the Funds

The Board next discussed whether IICO derives any other direct or indirect benefit from serving the Funds. The Board considered benefits that accrue to IICO from its respective relationship with a Fund, including the fact that a variety of services are provided by affiliates of IICO, including distribution, shareholder servicing and transfer agency services. After full consideration of these and other factors, the Board concluded that neither IICO, nor any of its affiliates, receive any additional direct or indirect benefits that would preclude the Board from approving the continuation of the investment advisory agreement with IICO.

Economies of Scale

The Board discussed whether economies of scale are being realized by the Funds and whether fee levels reflect those economies of scale for the benefit of the Funds' shareholders. In that context, the Board discussed the current level of the Funds' advisory fee breakpoints and also considered the current and anticipated asset levels of the Funds and the potential for growth in each Fund. The Board concluded that the Funds' asset size and fee structures did not warrant the restructuring or reevaluation of the fee breakpoints for the Funds at the current time.

Performance of the Funds and Costs of Services Provided

The Board considered, on a Fund by Fund basis, the performance of each Fund and the costs of the services provided, focusing on the specific circumstances of each Fund. The Board also took note of the fact that the Ivy Municipal High Income Fund and Ivy Tax-Managed Equity Fund just recently had commenced operations (see page 152 for a discussion of the Board's considerations and conclusions in approving the investment advisory arrangements for those Funds).

Specifically, the Board examined the investment performance of each Fund, including quintile ranking for short- and long-term time periods and each Fund's performance against its peers. The Board also examined the performance of each Fund against its respective Lipper index for the same periods. After extensively reviewing all of the performance information provided, the Board concluded that the Funds' performance in each asset class was acceptable. Although the performance of some of the Funds lagged that of their peers or respective Lipper index, the Board recognized that IICO had taken, or was taking, the steps to address that underperformance, and determined to continue to monitor closely the performance of those Funds.

The Board also considered the expenses of each Fund, the expense ratio of each Fund, and the expense limitation arrangements entered into by IICO in light of the services provided by IICO. The Board also compared each Fund's expenses, including advisory, distribution and shareholder servicing fees, with the expenses and advisory fees of other investment advisers managing similarly situated funds, as well as the advisory fees that IICO (or an affiliate) charges for providing advisory services to separately managed accounts in the same asset class for certain Funds. In that regard, the Board noted that IICO performs significant additional services for the Funds as compared to such separately managed accounts. The Board also took into account the information on IICO's profitability in managing the Funds, including the methodology used to calculate profitability. The Board finally considered the amount of assets in each Fund, each Fund's average account size and how those factors affect the Funds' expense ratios. After completing this examination, the Independent Directors concluded that each Fund's expenses are appropriate at the current time.

Independent Fee Consultant Review

The Disinterested Directors/Trustees for each of the mutual funds has appointed an independent fee consultant. Posted below is a summary of the written fee evaluation of such consultant for the most recent year.

During August of 2009, and as part of their regularly scheduled meetings, the Disinterested Trustees of Ivy Funds and the Disinterested Directors of Ivy Funds, Inc. (collectively, the "Ivy Funds" and any separate series thereof an "Ivy Fund") reviewed significant information in connection with considering the continuation of existing investment management agreements currently in effect between Ivy Investment Management Company ("IICO") and the Ivy Funds. Pursuant to the Assurance of Discontinuance between Waddell & Reed, Inc., Waddell & Reed Services Company, and Waddell & Reed Investment Management Company (collectively, "Waddell") and the Office of the New York Attorney General dated July 10, 2006 ("Assurance of Discontinuance"), the Disinterested Trustees/Directors of the Ivy Funds engaged an independent fee consultant to assist them in evaluating the reasonableness of the management fees charged by IICO, an affiliate of Waddell, to the Ivy Funds. The independent fee consultant's review addressed the following fee-related factors:

  The nature and quality of IICO's services to the Ivy Funds, including performance
  Management fees (including any components thereof) charged by other mutual fund companies for like services
  Management fees (including any components thereof) charged to institutional and other clients of IICO for like services
  Costs to IICO and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit
  Profit margins of IICO and its affiliates from supplying such services
  Possible economies of scale as a fund grows larger

The following summarizes the findings of the independent fee consultant retained by the Disinterested Trustees/Directors.(1)

Summary Findings

The report stated that IICO delivered strong levels of performance and service to the Ivy Funds in relation to its management fees and relative to investment advisers of comparable mutual funds. For the 36 months ended March 31, 2009, when compared to their respective peer groups established by Lipper, Inc. ("Lipper"), approximately 40% of the Ivy Funds were in the top quintile of performance and 72% of the Ivy Funds were in the top two quintiles. The independent fee consultant noted that the Ivy Funds' performance appeared to be grounded in a number of institutional competitive advantages at IICO, including stock selection ability, ability to attract top talent, strategic vision, performance-focused culture, ability to manage smaller AUM funds, ability to serve small account sizes and an effective trading infrastructure.

The report stated that for the 12 months ended March 31, 2009, the total expenses of the Ivy Funds on average were 4% above the mean total expenses of their respective Lipper Expense Group peers and 5% below the mean total expenses for their Lipper Expense Universes. The management fees for the Ivy Funds on average were 0.9% above the mean management fees for their Lipper Expense Groups and 6.9% below the mean for their Lipper Expense Universes. The independent fee consultant noted that the Ivy Funds' small average account size and small fund AUM introduces certain biases in the Lipper analyses that work against Ivy Funds in Lipper expense comparisons and, as a result, the Lipper findings may be considered conservative in that regard. The independent fee consultant found that within the larger Lipper averages the management fees and total expenses of individual Ivy Funds and share classes are reasonable relative to their performance.

The report stated that the management fees IICO charges to the Ivy Funds also are reasonable in relation to the management fees it charges to its other institutional accounts. The report noted that these institutional accounts have different service and infrastructure needs and in addition that, based on industry data, the average spread between management fees charged to the Ivy Funds and those charged to institutional accounts is below the average fee spreads observed at other investment advisers.

The independent fee consultant found that the level of profit earned by IICO from managing the Ivy Funds does not appear to be unreasonable. The report noted that Waddell's overall profitability from managing the Ivy Funds and its other operations is below the mean profitability of other publicly traded peers, but appears adequate to enable IICO to continue to provide quality support to the Ivy Funds and their shareholders.

The report stated that an economy of pricing analysis was undertaken by the independent fee consultant that showed that Ivy Funds incur lower fees and expenses with increasing fund AUM and with increasing average account size which the independent fee consultant believes should benefit Ivy Fund investors as the Ivy Funds mature.

(1)The independent fee consultant's evaluation was based on information provided by IICO, Lipper, Inc., other information providers and other independent analyses. The term "management fees" refers to the actual annual advisory and administrative fees, net of any fee waivers, paid by an Ivy Fund, as a percentage of such fund's average net assets. The term "total expenses" refers to the total annual expenses, net of any fee waivers, paid by an Ivy Fund, as a percentage of such fund's average net assets. Where these terms are used in reference to groups of Ivy Funds, numbers expressed are usually on an asset-weighted basis. Fee and performance data used in screening methodologies are usually for the period ending March 31, 2009.

Conclusions

The independent fee consultant concluded that the services provided by IICO and its affiliates and expenses incurred by the Ivy Funds over the year ending August 31, 2009 are reasonable and provide adequate justification for renewal of the Ivy Funds' existing advisory agreements.

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Ivy Funds, Inc.

At a meeting of the Board of Directors of Ivy Funds, Inc. (the "Corporation") held on May 13 and 14, 2009, the Directors, including all of the Directors who are not "interested persons" as defined in Section 2(a)(19) of the 1940 Act, considered and approved an amendment to the Investment Management Agreement between Ivy Investment Management Company ("IICO") and the Corporation (the "Agreement") to include Ivy Municipal High Income Fund and Ivy Tax-Managed Equity Fund (each, a "Fund," and together, the "Funds") in the Agreement. The Funds are newly created series of the Corporation.

The Board's Independent Directors were assisted in their consideration of the amendment to the Agreement by independent legal counsel, and met with such counsel separately from representatives of IICO. Independent legal counsel had provided the Board with a memorandum that discussed the various factors that the Board should consider as part of its consideration of the amendment to the Agreement, including, among other things, the nature and the quality of the services proposed to be provided to the Funds by IICO, IICO's projected profitability (including any fall-out benefits) from its proposed relationship with the Funds, projected economies of scale, the role played by the Independent Directors and information on comparative fees and expenses. The Board received and reviewed information on the Class Y shares of corresponding series of the Waddell & Reed Advisors Funds (the "predecessor funds") that would be reorganizing into corresponding classes of each Fund. IICO advised the Board that IICO's affiliate has managed the predecessor funds in substantially the same fashion as is contemplated for the Funds, and that the portfolio managers that have been managing the predecessor funds will manage the Funds. The material factors and conclusions that formed the basis for the Board's determination to approve the amendment to the Agreement are discussed below.

In considering the Agreement, the Board discussed the performance of the predecessor funds that would form the core of the Funds upon the predecessor funds' reorganization into the Funds, including how the performance of those funds compare to relevant indices and peer funds. Although the Funds had not yet commenced operations and therefore the Board did not have specific information to examine, based upon the historical performance of the predecessor funds, the Board concluded that the Funds appeared to be designed to be able to achieve acceptable performance. The Board also considered the proposed expenses of the Funds, the cost of the services proposed to be provided by IICO, including as compared to the other Funds in the Ivy Funds family and the predecessor funds, and concluded that the proposed expenses of the Funds were acceptable. However, the Board did not discuss the projected profitability of IICO in managing the Funds because the Funds had not yet commenced operations, but noted that they would closely monitor profitability once the Funds begin operations. The Board considered the nature, extent and quality of services proposed to be provided to the Funds by IICO, taking into account the investment objective and strategy of the Funds and based upon their experience with IICO, as well as the materials previously provided to the Board on the Funds. In addition, the Board reviewed the resources and key personnel at IICO, especially those proposed to provide investment day-to-day management services to the Funds. The Board also considered other services proposed to be provided to the Funds by IICO based upon their current experiences with IICO, such as monitoring adherence to investment restrictions, producing reports, providing support services for the Board and Board committees, communicating with shareholders and overseeing the activities of other service providers, including monitoring compliance with various policies and procedures and with applicable securities laws and regulations. The Board concluded that the nature and extent of the services proposed to be provided by IICO are reasonable, considering the quality of the services currently provided by IICO for other Ivy Funds, and to the predecessor funds. The Board discussed whether IICO would derive any other direct or indirect benefits from serving as investment adviser to the Funds. In that regard, the Board considered benefits that would accrue to IICO from its respective relationship with the Funds, including the fact that a variety of services are provided by affiliates of IICO, including distribution, shareholder servicing and transfer agency services. After consideration of these and other factors, the Board concluded that neither IICO nor its affiliates would receive any additional direct benefits that would preclude the Board from approving the amendment to the Agreement to include the Funds. The Board did not discuss possible economies of scale because the Funds had not commenced operations, but took note of the Funds' proposed advisory fee schedule.

SHAREHOLDER MEETING RESULTS
Ivy Funds, Inc.

On March 4, 2009, a joint special meeting of the shareholders of the Science and Technology Fund series of Ivy Funds, Inc. (Meeting) was held at the offices of Waddell & Reed Financial, Inc., 6300 Lamar Avenue, Overland Park, Kansas 66202. The meeting was held for the following purpose (and with the following results):

Proposal: To approve for the Fund a proposed Agreement and Plan of Reorganization and Termination, pursuant to which the Fund would be reorganized into a corresponding series of a newly established Delaware statutory trust, to be named Ivy Funds.

Fund Name	For	Against	Abstain

Ivy Science and Technology Fund	13,595,458.387	384,149.245	583,295.776

On April 2, 2009, the initial shareholders of Ivy Municipal High Income Fund and Ivy Tax-Managed Equity Fund approved the reorganization.

The meeting for Ivy Asset Strategy Fund was adjourned and is currently scheduled to be held on December 4, 2009 with shareholders of record as of August 7, 2009 entitled to vote at the adjourned meeting.

It is anticipated that the above-described reorganization will take place in the fourth quarter of 2009 or the first quarter of 2010.

PROXY VOTING INFORMATION
Ivy Funds, Inc.

Proxy Voting Guidelines

A description of the policies and procedures Ivy Funds, Inc. uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1.800.777.6472 and (ii) on the Securities and Exchange Commission's (SEC) website at www.sec.gov.

Proxy Voting Records

Information regarding how the Corporation voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on Form N-PX through the Ivy Funds' website at www.ivyfunds.com and on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE INFORMATION
Ivy Funds, Inc.

A complete schedule of portfolio holdings for the first and third quarters of each fiscal year is filed with the Securities and Exchange Commission (SEC) on the Fund's Form N-Q. This form may be obtained in the following ways:
  On the SEC's website at www.sec.gov.
  For review and copy at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.
  On the Ivy Funds' website at www.ivyfunds.com.

TO ALL TRADITIONAL IRA PLANHOLDERS:
Ivy Funds, Inc.

As required by law, we are hereby providing notice to you that income tax may be withheld automatically from any distribution or withdrawal from a traditional IRA. A Fund is generally required to withhold taxes unless you make a written election not to have taxes withheld. The election may be made on the distribution/withdrawal form provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed representative or by submitting Internal Revenue Service Form W-4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

The Ivy Funds Family

Domestic Equity Funds

Ivy Capital Appreciation Fund
Ivy Core Equity Fund
Ivy Dividend Opportunities Fund
Ivy Large Cap Growth Fund
Ivy Micro Cap Growth Fund
Ivy Mid Cap Growth Fund
Ivy Small Cap Growth Fund
Ivy Small Cap Value Fund
Ivy Tax-Managed Equity Fund
Ivy Value Fund

Global/International Funds

Ivy Cundill Global Value Fund
Ivy European Opportunities Fund
Ivy International Balanced Fund
Ivy International Core Equity Fund
Ivy International Growth Fund
Ivy Managed European/Pacific Fund
Ivy Managed International Opportunities Fund
Ivy Pacific Opportunities Fund

Specialty Funds

Ivy Asset Strategy Fund
Ivy Balanced Fund
Ivy Energy Fund
Ivy Global Natural Resources Fund
Ivy Real Estate Securities Fund
Ivy Science and Technology Fund

Fixed Income Funds

Ivy Bond Fund
Ivy Global Bond Fund
Ivy High Income Fund
Ivy Limited-Term Bond Fund
Ivy Money Market Fund
Ivy Mortgage Securities Fund
Ivy Municipal Bond Fund
Ivy Municipal High Income Fund

1.800.777.6472
Visit us online at www.ivyfunds.com

The Ivy Funds are managed by Ivy Investment Management Company and distributed by its subsidiary, Ivy Funds Distributor, Inc.

Investors should consider the investment objectives, risks, charges and expenses of a fund carefully before investing. For a prospectus containing this and other information for the Ivy Funds, call your financial advisor or visit us online at www.ivyfunds.com. Please read the prospectus carefully before investing.

SEMIANN-IVYFUNDS (9-09)

ITEM 2. CODE OF ETHICS

Required in annual report only.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Required in annual report only.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Required in annual report only.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) See Item 1 Shareholder Report.

(b) Not Applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's board of directors.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Required in annual report only.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)).

Attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ivy Funds, Inc.
(Registrant)

By	/s/Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date: December 4, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date: December 4, 2009

By	/s/Joseph W. Kauten
Joseph W. Kauten, Vice President and Principal Financial Officer

Date: December 4, 2009